UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23731

BONDBLOXX ETF TRUST

(Exact name of registrant as specified in charter)

700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939

(Address of principal executive offices)(Zip code)

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250,

Larkspur, CA 94939

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 896-5089

Date of fiscal year end:

October 31

Date of reporting period:

April 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BondBloxxSM ETF Trust

Semi-Annual Report

April 30, 2024

BondBloxx USD High Yield Bond Industrial Sector ETF | XHYI | NYSE Arca

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | XHYT | NYSE Arca

BondBloxx USD High Yield Bond Healthcare Sector ETF | XHYH | NYSE Arca

BondBloxx USD High Yield Bond Financial & REIT Sector ETF | XHYF | NYSE Arca

BondBloxx USD High Yield Bond Energy Sector ETF | XHYE | NYSE Arca

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | XHYC | NYSE Arca

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | XHYD | NYSE Arca

BondBloxx USD High Yield Bond Sector Rotation ETF | HYSA | NYSE Arca

BondBloxx BB Rated USD High Yield Corporate Bond ETF | XBB | NYSE Arca

BondBloxx B Rated USD High Yield Corporate Bond ETF | XB | NYSE Arca

BondBloxx CCC Rated USD High Yield Corporate Bond ETF | XCCC | NYSE Arca

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF | BBBS | NYSE Arca

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF | BBBI | NYSE Arca

BondBloxx BBB Rated 10+ Year Corporate Bond ETF | BBBL | NYSE Arca

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | XEMD | Cboe BZX

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF | XHLF | NYSE Arca

BondBloxx Bloomberg One Year Target Duration US Treasury ETF | XONE | NYSE Arca

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF | XTWO | NYSE Arca

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF | XTRE | NYSE Arca

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF | XFIV | NYSE Arca

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF | XSVN | NYSE Arca

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF | XTEN | NYSE Arca

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF | XTWY | NYSE Arca

BondBloxx IR+M Tax-Aware Short Duration ETF | TAXX | NYSE Arca

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

i

(THIS PAGE INTENTIONALLY LEFT BLANK)

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $1,000 in the Fund at the beginning of the period (November 1, 2023) or on date of Fund’s commencement of investment operations and held for the entire period until April 30, 2024. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Actual Expenses

The first line under each Fund in the tables below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratios for the Period 4/30/2024	Expenses Paid During the Period(1) 4/30/2024
BondBloxx USD High Yield Bond
Industrial Sector ETF
Actual Expenses	$1,000.00	$1,092.96	0.35%	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76

BondBloxx USD High Yield Bond
Telecom, Media & Technology Sector ETF
Actual Expenses	$1,000.00	$1,058.07	0.35%	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76

BondBloxx USD High Yield Bond
Healthcare Sector ETF
Actual Expenses	$1,000.00	$1,123.97	0.35%	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76

BondBloxx USD High Yield Bond
Financial & REIT Sector ETF
Actual Expenses	$1,000.00	$1,100.37	0.35%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited) (Continued)

Fund	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratios for the Period 4/30/2024	Expenses Paid During the Period(1) 4/30/2024
BondBloxx USD High Yield Bond
Energy Sector ETF
Actual Expenses	$1,000.00	$1,080.06	0.35%	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76

BondBloxx USD High Yield Bond
Consumer Cyclicals Sector ETF
Actual Expenses	$1,000.00	$1,092.62	0.35%	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76

BondBloxx USD High Yield Bond
Consumer Non-Cyclicals Sector ETF
Actual Expenses	$1,000.00	$1,079.16	0.35%	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76

BondBloxx USD High Yield Bond
Sector Rotation ETF
Actual Expenses	$1,000.00	$1,079.68	0.20%	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01

BondBloxx BB Rated USD High Yield
Corporate Bond ETF
Actual Expenses	$1,000.00	$1,082.03	0.20%	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01

BondBloxx B Rated USD High Yield
Corporate Bond ETF
Actual Expenses	$1,000.00	$1,086.20	0.30%	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	0.30%	$1.51

BondBloxx CCC Rated USD High Yield
Corporate Bond ETF
Actual Expenses	$1,000.00	$1,118.66	0.40%	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	0.40%	$2.01

Fund	Beginning Account Value 1/22/2024	Ending Account Value 4/30/2024	Annualized Expense Ratios for the Period 4/30/2024	Expenses Paid During the Period(2) 4/30/2024
BondBloxx BBB Rated 1-5 Year
Corporate Bond ETF(4)
Actual Expenses	$1,000.00	$999.39	0.19%	$0.51
Hypothetical (5% return before expenses)	$1,000.00	$1,012.88	0.19%	$0.51

BondBloxx BBB Rated 5-10 Year
Corporate Bond ETF(4)
Actual Expenses	$1,000.00	$987.34	0.19%	$0.51
Hypothetical (5% return before expenses)	$1,000.00	$1,012.88	0.19%	$0.51

BondBloxx BBB Rated 10+ Year
Corporate Bond ETF(4)
Actual Expenses	$1,000.00	$962.79	0.19%	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,012.88	0.19%	$0.51

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited) (Continued)

Fund	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Annualized Expense Ratios for the Period 4/30/2024	Expenses Paid During the Period(1) 4/30/2024
BondBloxx JP Morgan USD Emerging Markets
1-10 Year Bond ETF
Actual Expenses	$1,000.00	$1,094.53	0.29%	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	0.29%	$1.46

BondBloxx Bloomberg Six Month
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,025.67	0.03%	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,024.71	0.03%	$0.15

BondBloxx Bloomberg One Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,023.90	0.03%	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,024.71	0.03%	$0.15

BondBloxx Bloomberg Two Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,020.56	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	0.05%	$0.25

BondBloxx Bloomberg Three Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,021.01	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	0.05%	$0.25

BondBloxx Bloomberg Five Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,029.47	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	0.05%	$0.25

BondBloxx Bloomberg Seven Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,036.67	0.05%	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	0.05%	$0.25

BondBloxx Bloomberg Ten Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,055.50	0.075%	$0.38
Hypothetical (5% return before expenses)	$1,000.00	$1,024.49	0.075%	$0.38

BondBloxx Bloomberg Twenty Year
Target Duration US Treasury ETF
Actual Expenses	$1,000.00	$1,090.90	0.125%	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.24	0.125%	$0.63

BONDBLOXX ETF TRUST

Fund Expense Examples (Unaudited) (Continued)

Fund	Beginning Account Value 3/12/2024	Ending Account Value 4/30/2024	Annualized Expense Ratios for the Period 4/30/2024	Expenses Paid During the Period(3) 4/30/2024
BondBloxx IR+M Tax-Aware Short
Duration ETF(5)
Actual Expenses	$1,000.00	$997.40	0.35%	$0.46
Hypothetical (5% return before expenses)	$1,000.00	$1,006.10	0.35%	$0.46

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days in the period, then divided by 366.
(2)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 98 days in the period, then divided by 366.
(3)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 48 days in the period, then divided by 366.
(4)	The Funds commenced investment operations on January 22, 2024.
(5)	The Funds commenced investment operations on March 12, 2024.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
ADVERTISING – 0.1%
Summer BC Bidco B LLC(1)	5.50	10/31/26	$93,000	$88,885

AEROSPACE/DEFENSE – 8.4%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	115,000	115,765
Bombardier, Inc.(1)	6.00	02/15/28	155,000	151,323
Bombardier, Inc.(1)	7.13	06/15/26	85,000	85,994
Bombardier, Inc.(1)	7.25	07/01/31	150,000	150,557
Bombardier, Inc.(1)	7.45	05/01/34	109,000	120,334
Bombardier, Inc.(1)	7.50	02/01/29	150,000	153,592
Bombardier, Inc.(1)	7.88	04/15/27	298,000	296,329
Bombardier, Inc.(1)	8.75	11/15/30	165,000	175,748
F-Brasile SpA/F-Brasile US LLC(1)	7.38	08/15/26	95,000	94,622
Moog, Inc.(1)	4.25	12/15/27	104,000	97,188
Spirit AeroSystems, Inc.	3.85	06/15/26	65,000	62,136
Spirit AeroSystems, Inc.	4.60	06/15/28	145,000	133,763
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	176,000	190,568
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	250,000	276,874
TransDigm, Inc.	4.63	01/15/29	249,000	228,347
TransDigm, Inc.	4.88	05/01/29	140,000	128,925
TransDigm, Inc.	5.50	11/15/27	547,000	532,045
TransDigm, Inc.(1)	6.38	03/01/29	570,000	566,359
TransDigm, Inc.(1)	6.63	03/01/32	455,000	454,795
TransDigm, Inc.(1)	6.75	08/15/28	420,000	422,310
TransDigm, Inc.(1)	6.88	12/15/30	295,000	297,286
TransDigm, Inc.(1)	7.13	12/01/31	200,000	204,065
Triumph Group, Inc.(1)	9.00	03/15/28	214,000	221,855
				5,160,780
AIRLINES – 5.9%
Air Canada(1)	3.88	08/15/26	247,000	234,518
Allegiant Travel Co.(1)	7.25	08/15/27	115,000	111,270
American Airlines, Inc.(1)	7.25	02/15/28	160,000	161,071
American Airlines, Inc.(1)	8.50	05/15/29	210,000	218,882
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	475,333	470,257
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	600,000	579,938
Delta Air Lines, Inc.	3.75	10/28/29	84,000	75,802
Delta Air Lines, Inc.	4.38	04/19/28	114,000	109,177
Delta Air Lines, Inc.	7.38	01/15/26	145,000	148,448
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	248,000	232,855
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	113,000	88,340
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	115,000	89,903
United Airlines, Inc.(1)	4.38	04/15/26	403,000	388,010
United Airlines, Inc.(1)	4.63	04/15/29	399,000	368,133
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	190,000	147,294
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	105,000	93,485
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	105,000	94,139
				3,611,522

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.5%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	$125,000	$127,878
PM General Purchaser LLC(1)	9.50	10/01/28	129,000	130,810
Wabash National Corp.(1)	4.50	10/15/28	85,000	76,482
				335,170
AUTO PARTS & EQUIPMENT – 0.3%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	134,000	110,835
Titan International, Inc.	7.00	04/30/28	85,000	82,257
				193,092
BUILDING MATERIALS – 7.5%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	105,000	110,736
Boise Cascade Co.(1)	4.88	07/01/30	85,000	78,044
Builders FirstSource, Inc.(1)	4.25	02/01/32	268,000	233,651
Builders FirstSource, Inc.(1)	5.00	03/01/30	112,000	104,967
Builders FirstSource, Inc.(1)	6.38	06/15/32	146,000	144,608
Builders FirstSource, Inc.(1)	6.38	03/01/34	195,000	191,625
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	140,000	137,768
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	67,000	56,829
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	98,000	88,402
Eco Material Technologies, Inc.(1)	7.88	01/31/27	129,000	130,062
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	570,000	565,605
Griffon Corp.	5.75	03/01/28	191,000	184,121
James Hardie International Finance DAC(1)	5.00	01/15/28	85,000	81,783
JELD-WEN, Inc.(1)	4.88	12/15/27	85,000	80,763
Knife River Corp.(1)	7.75	05/01/31	80,000	83,171
Louisiana-Pacific Corp.(1)	3.63	03/15/29	77,000	69,010
Masonite International Corp.(1)	3.50	02/15/30	60,000	52,635
Masonite International Corp.(1)	5.38	02/01/28	110,000	110,974
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	135,000	134,157
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	108,000	97,921
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	122,000	114,715
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	120,000	115,576
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	227,000	219,803
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	225,000	237,128
Standard Industries, Inc./NJ(1)	3.38	01/15/31	217,000	177,951
Standard Industries, Inc./NJ(1)	4.38	07/15/30	340,000	301,399
Standard Industries, Inc./NJ(1)	4.75	01/15/28	208,000	196,366
Standard Industries, Inc./NJ(1)	5.00	02/15/27	165,000	159,072
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	137,000	131,775
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	65,000	65,101
Summit Materials LLC/Summit Materials Finance Corp.(1)	7.25	01/15/31	165,000	169,630
				4,625,348
CHEMICALS – 10.3%
Ashland, Inc.(1)	3.38	09/01/31	102,000	84,696
Ashland, Inc.	6.88	05/15/43	50,000	49,983
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	175,000	105,622
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	73,000	37,492
Avient Corp.(1)	5.75	05/15/25	130,000	129,475

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 10.3% (Continued)
Avient Corp.(1)	7.13	08/01/30	$150,000	$151,900
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	100,000	102,112
Axalta Coating Systems LLC(1)	3.38	02/15/29	152,000	132,970
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	95,000	91,236
Chemours Co.(1)	4.63	11/15/29	130,000	111,526
Chemours Co.	5.38	05/15/27	88,000	83,358
Chemours Co.(1)	5.75	11/15/28	170,000	156,328
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	115,000	107,417
Element Solutions, Inc.(1)	3.88	09/01/28	165,000	148,688
GPD Cos, Inc.(1)	10.13	04/01/26	105,000	98,878
HB Fuller Co.	4.00	02/15/27	55,000	52,421
HB Fuller Co.	4.25	10/15/28	60,000	55,398
Herens Holdco Sarl(1)	4.75	05/15/28	80,000	69,147
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	98,000	96,051
INEOS Finance PLC(1)	6.75	05/15/28	80,000	78,692
INEOS Finance PLC(1)	7.50	04/15/29	155,000	155,915
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	80,000	84,610
Ingevity Corp.(1)	3.88	11/01/28	115,000	102,452
Innophos Holdings, Inc.(1)	9.38	02/15/28	60,000	51,954
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	77,000	71,594
Mativ Holdings, Inc.(1)	6.88	10/01/26	70,000	69,273
Methanex Corp.	5.13	10/15/27	130,000	125,160
Methanex Corp.	5.25	12/15/29	165,000	156,555
Methanex Corp.	5.65	12/01/44	55,000	46,595
Minerals Technologies, Inc.(1)	5.00	07/01/28	85,000	80,704
NOVA Chemicals Corp.(1)	4.25	05/15/29	136,000	113,968
NOVA Chemicals Corp.(1)	5.00	05/01/25	95,000	93,377
NOVA Chemicals Corp.(1)	5.25	06/01/27	198,000	186,469
NOVA Chemicals Corp.(1)	8.50	11/15/28	85,000	89,448
NOVA Chemicals Corp.(1)	9.00	02/15/30	130,000	134,114
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	70,000	64,244
Olin Corp.	5.00	02/01/30	100,000	93,420
Olin Corp.	5.13	09/15/27	106,000	102,439
Olin Corp.	5.63	08/01/29	132,000	127,370
Olympus Water US Holding Corp.(1)	4.25	10/01/28	165,000	148,850
Olympus Water US Holding Corp.(1)	6.25	10/01/29	75,000	67,660
Olympus Water US Holding Corp.(1)	7.13	10/01/27	60,000	60,826
Olympus Water US Holding Corp.(1)	9.75	11/15/28	360,000	382,453
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	72,000	19,163
Rain Carbon, Inc.(1)	12.25	09/01/29	95,000	99,051
Rayonier AM Products, Inc.(1)	7.63	01/15/26	100,000	88,695
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	217,000	202,003
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	145,000	133,928
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	150,000	144,133
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	140,000	122,173
SNF Group SACA(1)	3.13	03/15/27	60,000	55,156
SNF Group SACA(1)	3.38	03/15/30	75,000	64,565
TPC Group, Inc.(1)	13.00	12/16/27	62,143	63,860

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 10.3% (Continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	$85,000	$21,924
Tronox, Inc.(1)	4.63	03/15/29	212,000	189,362
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	155,000	144,049
WR Grace Holdings LLC(1)	4.88	06/15/27	163,000	154,911
WR Grace Holdings LLC(1)	5.63	08/15/29	238,000	213,353
WR Grace Holdings LLC(1)	7.38	03/01/31	60,000	60,875
				6,330,041
COAL – 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	7.50	05/01/25	59,000	58,963
SunCoke Energy, Inc.(1)	4.88	06/30/29	104,000	91,954
				150,917
COMMERCIAL SERVICES – 13.6%
ADT Security Corp.(1)	4.13	08/01/29	201,000	181,847
ADT Security Corp.(1)	4.88	07/15/32	145,000	129,232
Adtalem Global Education, Inc.(1)	5.50	03/01/28	85,000	80,623
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	123,000	120,858
Albion Financing 2 Sarl(1)	8.75	04/15/27	85,000	85,424
Allied Universal Holdco LLC(1)	7.88	02/15/31	205,000	205,709
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	195,000	165,741
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	202,000	201,671
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	215,000	214,418
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	249,000	223,936
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	150,000	134,716
Alta Equipment Group, Inc.(1)	5.63	04/15/26	65,000	62,680
APi Group DE, Inc.(1)	4.13	07/15/29	65,000	57,374
APi Group DE, Inc.(1)	4.75	10/15/29	64,000	58,449
Aptim Corp.(1)	7.75	06/15/25	100,000	99,385
APX Group, Inc.(1)	5.75	07/15/29	175,000	162,927
APX Group, Inc.(1)	6.75	02/15/27	115,000	114,340
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	130,000	115,069
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	122,000	108,645
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	55,000	52,046
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	75,000	71,338
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	100,000	95,841
Brink's Co.(1)	4.63	10/15/27	121,000	113,838
Brink's Co.(1)	5.50	07/15/25	85,000	84,369
CoreCivic, Inc.	8.25	04/15/29	100,000	103,413
CoreLogic, Inc.(1)	4.50	05/01/28	155,000	134,248
Garda World Security Corp.(1)	4.63	02/15/27	130,000	124,032
Garda World Security Corp.(1)	6.00	06/01/29	95,000	84,080
Garda World Security Corp.(1)	7.75	02/15/28	80,000	80,959
Garda World Security Corp.(1)	9.50	11/01/27	120,000	119,553
Graham Holdings Co.(1)	5.75	06/01/26	85,000	84,275
Grand Canyon University	5.13	10/01/28	75,000	66,931
Herc Holdings, Inc.(1)	5.50	07/15/27	248,000	241,106
Hertz Corp.(1)	4.63	12/01/26	105,000	81,437
Hertz Corp.(1)	5.00	12/01/29	205,000	140,969

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 13.6% (Continued)
Korn Ferry(1)	4.63	12/15/27	$85,000	$80,676
Matthews International Corp.(1)	5.25	12/01/25	60,000	58,782
Neptune Bidco US, Inc.(1)	9.29	04/15/29	533,000	503,592
NESCO Holdings II, Inc.(1)	5.50	04/15/29	181,000	168,681
Port of Newcastle Investments Financing Pty Ltd.(1)	5.90	11/24/31	55,000	50,162
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	200,000	182,334
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	283,000	279,694
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	265,000	259,113
Signal Parent, Inc.(1)	6.13	04/01/29	65,000	49,986
Sotheby's(1)	7.38	10/15/27	153,000	142,718
Sotheby's/Bidfair Holdings, Inc.(1)	5.88	06/01/29	65,000	54,265
TriNet Group, Inc.(1)	3.50	03/01/29	103,000	90,276
TriNet Group, Inc.(1)	7.13	08/15/31	80,000	80,471
United Rentals North America, Inc.	3.75	01/15/32	134,000	114,594
United Rentals North America, Inc.	3.88	11/15/27	160,000	149,560
United Rentals North America, Inc.	3.88	02/15/31	237,000	208,010
United Rentals North America, Inc.	4.00	07/15/30	153,000	136,502
United Rentals North America, Inc.	4.88	01/15/28	335,000	321,424
United Rentals North America, Inc.	5.25	01/15/30	165,000	158,439
United Rentals North America, Inc.	5.50	05/15/27	96,000	94,692
United Rentals North America, Inc.(1)	6.13	03/15/34	235,000	229,744
Valvoline, Inc.(1)	3.63	06/15/31	102,000	85,894
VT Topco, Inc.(1)	8.50	08/15/30	105,000	108,764
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	165,000	160,136
Williams Scotsman, Inc.(1)	4.63	08/15/28	95,000	87,792
Williams Scotsman, Inc.(1)	6.13	06/15/25	110,000	109,705
Williams Scotsman, Inc.(1)	7.38	10/01/31	105,000	107,331
WW International, Inc.(1)	4.50	04/15/29	105,000	44,021
ZipRecruiter, Inc.(1)	5.00	01/15/30	115,000	101,285
				8,420,122
COMPUTERS – 0.7%
ASGN, Inc.(1)	4.63	05/15/28	114,000	106,489
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	109,000	98,742
Crane NXT Co.	4.20	03/15/48	65,000	44,655
KBR, Inc.(1)	4.75	09/30/28	50,000	46,708
Science Applications International Corp.(1)	4.88	04/01/28	75,000	70,869
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(1)	5.75	06/01/25	60,000	59,799
				427,262
DISTRIBUTION/WHOLESALE – 1.9%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	80,000	70,183
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	148,000	136,365
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	135,000	131,519
H&E Equipment Services, Inc.(1)	3.88	12/15/28	260,000	230,353
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	110,000	111,177
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	165,000	171,332
Verde Purchaser LLC(1)	10.50	11/30/30	140,000	147,647
Windsor Holdings III LLC(1)	8.50	06/15/30	165,000	172,058
				1,170,634

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 0.4%
Pike Corp.(1)	5.50	09/01/28	$155,000	$147,063
Pike Corp.(1)	8.63	01/31/31	75,000	78,662
				225,725
ELECTRICAL COMPONENTS & EQUIPMENT – 1.7%
EnerSys(1)	4.38	12/15/27	60,000	56,411
EnerSys(1)	6.63	01/15/32	60,000	59,828
WESCO Distribution, Inc.(1)	6.38	03/15/29	185,000	184,010
WESCO Distribution, Inc.(1)	6.63	03/15/32	165,000	164,434
WESCO Distribution, Inc.(1)	7.13	06/15/25	318,000	318,531
WESCO Distribution, Inc.(1)	7.25	06/15/28	260,000	264,361
				1,047,575
ELECTRONICS – 1.3%
Atkore, Inc.(1)	4.25	06/01/31	83,000	73,000
EquipmentShare.com, Inc.(1)	8.63	05/15/32	125,000	127,334
EquipmentShare.com, Inc.(1)	9.00	05/15/28	215,000	220,983
Imola Merger Corp.(1)	4.75	05/15/29	410,000	377,865
				799,182
ENGINEERING & CONSTRUCTION – 2.7%
AECOM	5.13	03/15/27	207,000	201,266
Arcosa, Inc.(1)	4.38	04/15/29	85,000	77,470
Artera Services LLC(1)	8.50	02/15/31	125,000	128,004
Brand Industrial Services, Inc.(1)	10.38	08/01/30	275,000	295,446
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	75,000	73,893
Dycom Industries, Inc.(1)	4.50	04/15/29	95,000	87,749
Fluor Corp.	4.25	09/15/28	125,000	116,724
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	80,000	71,957
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	64,000	61,450
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	60,000	50,439
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	62,000	61,983
TopBuild Corp.(1)	3.63	03/15/29	80,000	71,893
TopBuild Corp.(1)	4.13	02/15/32	100,000	86,669
Tutor Perini Corp.(1)	6.88	05/01/25	105,000	105,000
Tutor Perini Corp.(1)	11.88	04/30/29	100,000	102,570
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	80,000	73,241
				1,665,754
ENVIRONMENTAL CONTROL – 3.5%
Clean Harbors, Inc.(1)	4.88	07/15/27	95,000	91,592
Clean Harbors, Inc.(1)	5.13	07/15/29	60,000	57,230
Clean Harbors, Inc.(1)	6.38	02/01/31	120,000	118,997
Covanta Holding Corp.(1)	4.88	12/01/29	155,000	136,032
Covanta Holding Corp.	5.00	09/01/30	83,000	71,800
Enviri Corp.(1)	5.75	07/31/27	100,000	93,638
GFL Environmental, Inc.(1)	3.50	09/01/28	165,000	148,498
GFL Environmental, Inc.(1)	3.75	08/01/25	176,000	171,336
GFL Environmental, Inc.(1)	4.00	08/01/28	135,000	122,503
GFL Environmental, Inc.(1)	4.25	06/01/25	100,000	98,657
GFL Environmental, Inc.(1)	4.38	08/15/29	117,000	105,718

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 3.5% (Continued)
GFL Environmental, Inc.(1)	4.75	06/15/29	$143,000	$132,078
GFL Environmental, Inc.(1)	5.13	12/15/26	100,000	97,488
GFL Environmental, Inc.(1)	6.75	01/15/31	195,000	196,820
Madison IAQ LLC(1)	4.13	06/30/28	135,000	125,353
Madison IAQ LLC(1)	5.88	06/30/29	216,000	200,571
Stericycle, Inc.(1)	3.88	01/15/29	95,000	84,627
Waste Pro USA, Inc.(1)	5.50	02/15/26	100,000	97,926
				2,150,864
FOOD SERVICE – 0.7%
Aramark Services, Inc.(1)	5.00	02/01/28	231,000	219,540
TKC Holdings, Inc.(1)	6.88	05/15/28	85,000	80,318
TKC Holdings, Inc.(1)	10.50	05/15/29	132,000	126,413
				426,271
FOREST PRODUCTS & PAPER – 0.8%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	65,000	59,932
Domtar Corp.(1)	6.75	10/01/28	135,000	118,030
Glatfelter Corp.(1)	4.75	11/15/29	103,000	86,654
Mercer International, Inc.	5.13	02/01/29	180,000	157,400
Mercer International, Inc.	5.50	01/15/26	60,000	58,325
				480,341
HAND/MACHINE TOOLS – 0.1%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	80,000	87,354

HOLDING COMPANIES-DIVERS – 0.4%
Stena International SA(1)	7.25	01/15/31	140,000	140,245
Stena International SA(1)	7.63	02/15/31	85,000	85,995
				226,240
HOME BUILDERS – 4.2%
Adams Homes, Inc.(1)	9.25	10/15/28	50,000	51,677
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	71,000	64,287
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	85,000	76,044
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.63	01/15/28	50,000	49,884
Beazer Homes USA, Inc.	5.88	10/15/27	70,000	68,051
Beazer Homes USA, Inc.	7.25	10/15/29	74,000	73,355
Beazer Homes USA, Inc.(1)	7.50	03/15/31	55,000	54,432
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	120,000	103,968
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	60,000	53,185
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	120,000	115,504
Century Communities, Inc.(1)	3.88	08/15/29	100,000	87,423
Century Communities, Inc.	6.75	06/01/27	105,000	105,300
Dream Finders Homes, Inc.(1)	8.25	08/15/28	70,000	72,176
Empire Communities Corp.(1)	9.75	05/01/29	100,000	102,053
Installed Building Products, Inc.(1)	5.75	02/01/28	62,000	60,214
KB Home	4.00	06/15/31	78,000	67,815
KB Home	4.80	11/15/29	75,000	69,726
KB Home	6.88	06/15/27	49,000	50,167
KB Home	7.25	07/15/30	72,000	73,792

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 4.2% (Continued)
Landsea Homes Corp.(1)	8.88	04/01/29	$65,000	$63,849
LGI Homes, Inc.(1)	4.00	07/15/29	62,000	53,233
LGI Homes, Inc.(1)	8.75	12/15/28	80,000	83,267
M/I Homes, Inc.	3.95	02/15/30	60,000	52,103
M/I Homes, Inc.	4.95	02/01/28	85,000	80,596
Mattamy Group Corp.(1)	4.63	03/01/30	117,000	104,893
Mattamy Group Corp.(1)	5.25	12/15/27	105,000	100,625
New Home Co., Inc.(1)	9.25	10/01/29	75,000	75,306
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	85,000	79,881
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	60,000	55,098
STL Holding Co. LLC(1)	8.75	02/15/29	60,000	61,710
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	103,000	96,012
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	83,000	80,774
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	105,000	103,470
Tri Pointe Homes, Inc.	5.25	06/01/27	60,000	57,805
Tri Pointe Homes, Inc.	5.70	06/15/28	70,000	67,816
				2,615,491
INTERNET – 1.0%
Uber Technologies, Inc.(1)	4.50	08/15/29	305,000	284,709
Uber Technologies, Inc.(1)	6.25	01/15/28	105,000	105,047
Uber Technologies, Inc.(1)	7.50	09/15/27	242,000	246,601
				636,357
IRON/STEEL – 3.9%
Algoma Steel, Inc.(1)	9.13	04/15/29	75,000	74,156
ATI, Inc.	4.88	10/01/29	67,000	62,459
ATI, Inc.	5.13	10/01/31	65,000	59,299
ATI, Inc.	5.88	12/01/27	70,000	68,640
ATI, Inc.	7.25	08/15/30	90,000	92,167
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	120,000	110,443
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	145,000	144,626
Carpenter Technology Corp.	6.38	07/15/28	85,000	84,642
Carpenter Technology Corp.	7.63	03/15/30	60,000	61,197
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	55,000	50,955
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	70,000	61,406
Cleveland-Cliffs, Inc.	5.88	06/01/27	130,000	128,745
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	160,000	156,439
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	165,000	161,351
Commercial Metals Co.	3.88	02/15/31	65,000	56,628
Commercial Metals Co.	4.13	01/15/30	64,000	57,371
Commercial Metals Co.	4.38	03/15/32	55,000	48,604
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	65,000	67,160
Mineral Resources Ltd.(1)	8.00	11/01/27	120,000	121,507
Mineral Resources Ltd.(1)	8.13	05/01/27	155,000	156,644
Mineral Resources Ltd.(1)	8.50	05/01/30	122,000	125,102
Mineral Resources Ltd.(1)	9.25	10/01/28	230,000	241,405
TMS International Corp./DE(1)	6.25	04/15/29	67,000	61,814
United States Steel Corp.	6.65	06/01/37	50,000	49,256
United States Steel Corp.	6.88	03/01/29	96,000	96,235
				2,398,251

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-CONSTRUCTION & MINING – 0.5%
BWX Technologies, Inc.(1)	4.13	06/30/28	$80,000	$73,166
BWX Technologies, Inc.(1)	4.13	04/15/29	80,000	72,966
Manitowoc Co., Inc.(1)	9.00	04/01/26	60,000	60,238
Terex Corp.(1)	5.00	05/15/29	125,000	117,052
				323,422
MACHINERY-DIVERSIFIED – 2.8%
ATS Corp.(1)	4.13	12/15/28	70,000	63,010
Chart Industries, Inc.(1)	7.50	01/01/30	308,000	315,409
Chart Industries, Inc.(1)	9.50	01/01/31	95,000	102,082
Esab Corp.(1)	6.25	04/15/29	150,000	149,625
GrafTech Finance, Inc.(1)	4.63	12/15/28	95,000	61,278
GrafTech Global Enterprises, Inc.(1)	9.88	12/15/28	90,000	67,775
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	210,000	216,425
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	105,000	111,336
Mueller Water Products, Inc.(1)	4.00	06/15/29	93,000	84,237
OT Merger Corp.(1)	7.88	10/15/29	62,000	40,560
SPX FLOW, Inc.(1)	8.75	04/01/30	103,000	105,549
TK Elevator Holdco GmbH(1)	7.63	07/15/28	75,000	73,582
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	320,000	306,441
				1,697,309
METAL FABRICATE/HARDWARE – 0.8%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	70,000	67,859
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	110,000	109,458
Park-Ohio Industries, Inc.	6.63	04/15/27	65,000	61,824
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	105,000	95,027
Vallourec SACA(1)	7.50	04/15/32	175,000	176,650
				510,818
MINING – 5.6%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	110,000	100,657
Alcoa Nederland Holding BV(1)	5.50	12/15/27	160,000	157,409
Alcoa Nederland Holding BV(1)	6.13	05/15/28	100,000	99,416
Alcoa Nederland Holding BV(1)	7.13	03/15/31	145,000	146,850
Arsenal AIC Parent LLC(1)	8.00	10/01/30	135,000	140,726
Arsenal AIC Parent LLC(1)	11.50	10/01/31	110,000	122,621
Century Aluminum Co.(1)	7.50	04/01/28	50,000	49,680
Coeur Mining, Inc.(1)	5.13	02/15/29	63,000	58,991
Compass Minerals International, Inc.(1)	6.75	12/01/27	94,000	88,260
Constellium SE(1)	3.75	04/15/29	115,000	102,085
Constellium SE(1)	5.63	06/15/28	65,000	62,803
Constellium SE(1)	5.88	02/15/26	40,000	39,671
Eldorado Gold Corp.(1)	6.25	09/01/29	103,000	97,119
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	305,000	268,849
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	120,000	113,295
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	160,000	153,986
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	150,000	145,412
Hecla Mining Co.	7.25	02/15/28	98,000	97,700
Hudbay Minerals, Inc.(1)	4.50	04/01/26	122,000	118,125
Hudbay Minerals, Inc.(1)	6.13	04/01/29	125,000	122,499

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 5.6% (Continued)
IAMGOLD Corp.(1)	5.75	10/15/28	$93,000	$86,075
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	57,000	57,698
Kaiser Aluminum Corp.(1)	4.50	06/01/31	111,000	97,353
Kaiser Aluminum Corp.(1)	4.63	03/01/28	95,000	88,560
New Gold, Inc.(1)	7.50	07/15/27	83,000	82,568
Novelis Corp.(1)	3.25	11/15/26	145,000	135,726
Novelis Corp.(1)	3.88	08/15/31	157,000	133,112
Novelis Corp.(1)	4.75	01/30/30	333,000	305,018
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	75,000	75,827
Taseko Mines Ltd.(1)	8.25	05/01/30	100,000	101,723
				3,449,814
MISCELLANEOUS MANUFACTURER – 1.8%
Amsted Industries, Inc.(1)	4.63	05/15/30	85,000	76,588
Amsted Industries, Inc.(1)	5.63	07/01/27	77,000	74,941
Calderys Financing LLC(1)	11.25	06/01/28	110,000	116,933
Enpro, Inc.	5.75	10/15/26	70,000	69,119
FXI Holdings, Inc.(1)	12.25	11/15/26	163,000	162,028
FXI Holdings, Inc.(1)	12.25	11/15/26	92,000	91,286
Hillenbrand, Inc.	3.75	03/01/31	65,000	55,701
Hillenbrand, Inc.	5.00	09/15/26	85,000	83,106
Hillenbrand, Inc.	5.75	06/15/25	85,000	84,625
Hillenbrand, Inc.	6.25	02/15/29	100,000	99,341
LSB Industries, Inc.(1)	6.25	10/15/28	115,000	109,137
Trinity Industries, Inc.(1)	7.75	07/15/28	85,000	86,925
				1,109,730
OFFICE FURNISHINGS – 0.2%
Interface, Inc.(1)	5.50	12/01/28	62,000	58,202
Steelcase, Inc.	5.13	01/18/29	88,000	82,420
				140,622
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	75,000	67,666
Pitney Bowes, Inc.(1)	7.25	03/15/29	70,000	60,012
				127,678
PACKAGING & CONTAINERS – 9.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	120,000	104,075
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	220,000	181,553
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	125,000	121,305
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	255,000	212,770
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	133,000	131,830
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	155,000	79,211
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	211,000	107,829
Ball Corp.	2.88	08/15/30	260,000	217,349
Ball Corp.	3.13	09/15/31	195,000	162,183
Ball Corp.	6.00	06/15/29	200,000	199,257
Ball Corp.	6.88	03/15/28	155,000	157,594
Berry Global, Inc.(1)	4.50	02/15/26	65,000	63,224
Berry Global, Inc.(1)	5.63	07/15/27	100,000	97,631
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	95,000	89,199

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 9.8% (Continued)
Clearwater Paper Corp.(1)	4.75	08/15/28	$60,000	$54,607
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	95,000	94,864
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	236,000	228,305
Crown Americas LLC	5.25	04/01/30	99,000	94,451
Crown Americas LLC/Crown Americas Capital Corp.V	4.25	09/30/26	85,000	81,517
Crown Americas LLC/Crown Americas Capital Corp.VI	4.75	02/01/26	180,000	176,315
Crown Cork & Seal Co., Inc.	7.38	12/15/26	70,000	72,311
Graham Packaging Co., Inc.(1)	7.13	08/15/28	104,000	94,051
Graphic Packaging International LLC(1)	3.50	03/15/28	85,000	77,117
Graphic Packaging International LLC(1)	3.50	03/01/29	85,000	75,578
Graphic Packaging International LLC(1)	3.75	02/01/30	85,000	74,053
Graphic Packaging International LLC(1)	4.75	07/15/27	57,000	54,531
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	140,000	133,807
Iris Holding, Inc.(1)	10.00	12/15/28	80,000	70,991
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	535,000	545,700
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	275,000	269,801
OI European Group BV(1)	4.75	02/15/30	65,000	59,435
Owens-Brockway Glass Container, Inc.(1)	6.38	08/15/25	75,000	75,359
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	140,000	140,032
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	125,000	125,347
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	105,000	96,740
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	200,000	185,757
Sealed Air Corp.(1)	4.00	12/01/27	90,000	83,348
Sealed Air Corp.(1)	5.00	04/15/29	90,000	85,016
Sealed Air Corp.(1)	5.50	09/15/25	78,000	77,621
Sealed Air Corp.(1)	6.88	07/15/33	95,000	95,747
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	152,000	150,304
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	85,000	86,639
Silgan Holdings, Inc.	4.13	02/01/28	120,000	112,160
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	130,000	140,844
TriMas Corp.(1)	4.13	04/15/29	88,000	79,086
Trivium Packaging Finance BV(1)	5.50	08/15/26	221,000	217,408
Trivium Packaging Finance BV(1)	8.50	08/15/27	140,000	138,787
				6,072,639
RETAIL – 3.3%
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	69,000	61,684
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	70,000	67,218
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	120,000	119,891
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	62,000	59,049
Foundation Building Materials, Inc.(1)	6.00	03/01/29	83,000	73,223
GYP Holdings III Corp.(1)	4.63	05/01/29	70,000	65,015
LBM Acquisition LLC(1)	6.25	01/15/29	150,000	137,837
Park River Holdings, Inc.(1)	5.63	02/01/29	65,000	53,568
Park River Holdings, Inc.(1)	6.75	08/01/29	55,000	47,331
Patrick Industries, Inc.(1)	4.75	05/01/29	70,000	63,709
Patrick Industries, Inc.(1)	7.50	10/15/27	65,000	65,840
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	145,000	143,301
SRS Distribution, Inc.(1)	4.63	07/01/28	128,000	127,630

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 3.3% (Continued)
SRS Distribution, Inc.(1)	6.00	12/01/29	$175,000	$177,557
SRS Distribution, Inc.(1)	6.13	07/01/29	90,000	91,419
Staples, Inc.(1)	7.50	04/15/26	405,000	390,836
Staples, Inc.(1)	10.75	04/15/27	200,000	184,241
White Capital Buyer LLC(1)	6.88	10/15/28	130,000	125,749
				2,055,098
SOFTWARE – 0.9%
Camelot Finance SA(1)	4.50	11/01/26	140,000	133,453
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	185,000	168,627
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	190,000	173,231
Dun & Bradstreet Corp.(1)	5.00	12/15/29	98,000	89,338
				564,649
TRANSPORTATION – 1.9%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	62,000	55,181
Danaos Corp.(1)	8.50	03/01/28	55,000	55,743
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	130,000	113,816
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	150,000	149,271
GN Bondco LLC(1)	9.50	10/15/31	145,000	139,383
Rand Parent LLC(1)	8.50	02/15/30	165,000	163,394
RXO, Inc.(1)	7.50	11/15/27	75,000	76,156
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	125,000	123,560
XPO CNW, Inc.	6.70	05/01/34	65,000	66,181
XPO, Inc.(1)	7.13	06/01/31	90,000	90,553
XPO, Inc.(1)	7.13	02/01/32	125,000	125,842
				1,159,080
TOTAL CORPORATE BONDS (Cost - $60,151,771)				60,484,037

SHORT-TERM INVESTMENTS – 1.8%
TIME DEPOSITS – 1.8%
Skandinaviska Enskilda Banken, Stockholm	4.67	05/01/24	1,096,119	1,096,119
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,096,119)				1,096,119

TOTAL INVESTMENTS – 99.7% (Cost - $61,247,890)				$61,580,156
OTHER ASSETS LESS LIABILITIES – 0.3%				168,304
NET ASSETS – 100.0%				$61,748,460

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $52,162,680 and represents 84.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 3.5%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$105,000	$97,809
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	175,000	162,371
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	155,000	125,051
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	135,000	114,581
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	125,000	122,650
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	115,000	118,341
CMG Media Corp.(1)	8.88	12/15/27	132,000	72,143
Lamar Media Corp.	3.63	01/15/31	87,000	74,461
Lamar Media Corp.	3.75	02/15/28	82,000	75,760
Lamar Media Corp.	4.00	02/15/30	80,000	71,472
Lamar Media Corp.	4.88	01/15/29	50,000	47,421
Stagwell Global LLC(1)	5.63	08/15/29	162,000	145,197
				1,227,257
AUTO PARTS & EQUIPMENT – 1.5%
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	131,000	130,963
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/25	60,000	60,077
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	110,000	110,336
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	230,000	230,734
				532,110
COMMERCIAL SERVICES – 0.5%
Cimpress PLC	7.00	06/15/26	77,000	76,480
Deluxe Corp.(1)	8.00	06/01/29	65,000	58,535
RR Donnelley & Sons Co.(1)	9.75	07/31/28	35,000	38,220
				173,235
COMPUTERS – 6.5%
Ahead DB Holdings LLC(1)	6.63	05/01/28	52,000	47,313
Crowdstrike Holdings, Inc.	3.00	02/15/29	105,000	92,349
McAfee Corp.(1)	7.38	02/15/30	288,000	267,038
NCR Atleos Corp.(1)	9.50	04/01/29	190,000	202,143
NCR Voyix Corp.(1)	5.00	10/01/28	100,000	92,190
NCR Voyix Corp.(1)	5.13	04/15/29	162,000	149,028
NCR Voyix Corp.(1)	5.25	10/01/30	65,000	57,963
Presidio Holdings, Inc.(1)	4.88	02/01/27	75,000	75,146
Presidio Holdings, Inc.(1)	8.25	02/01/28	77,000	77,932
Seagate HDD Cayman	4.09	06/01/29	77,000	70,134
Seagate HDD Cayman	4.13	01/15/31	42,000	36,498
Seagate HDD Cayman	4.88	06/01/27	75,000	72,515
Seagate HDD Cayman	5.75	12/01/34	70,000	66,431
Seagate HDD Cayman(1)	8.25	12/15/29	65,000	69,143
Seagate HDD Cayman(1)	8.50	07/15/31	75,000	80,145
Seagate HDD Cayman	9.63	12/01/32	97,800	109,783
Unisys Corp.(1)	6.88	11/01/27	75,000	64,750
Vericast Corp.(1)	11.00	09/15/26	177,000	190,275
Vericast Corp.(1)	12.50	12/15/27	50,000	57,241
Virtusa Corp.(1)	7.13	12/15/28	52,000	46,904
Western Digital Corp.	4.75	02/15/26	333,000	324,298
				2,249,219

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 1.9%
Coherent Corp.(1)	5.00	12/15/29	$147,000	$135,794
Sensata Technologies BV(1)	4.00	04/15/29	135,000	120,993
Sensata Technologies BV(1)	5.00	10/01/25	100,000	98,803
Sensata Technologies BV(1)	5.88	09/01/30	70,000	67,617
Sensata Technologies, Inc.(1)	3.75	02/15/31	115,000	97,294
Sensata Technologies, Inc.(1)	4.38	02/15/30	65,000	58,265
TTM Technologies, Inc.(1)	4.00	03/01/29	75,000	67,145
				645,911
ENGINEERING & CONSTRUCTION – 0.5%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru(1)	4.05	04/27/26	45,000	41,885
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	92,000	91,949
VM Consolidated, Inc.(1)	5.50	04/15/29	45,000	42,394
				176,228
ENTERTAINMENT – 1.2%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	95,000	45,027
Banijay Entertainment SASU(1)	8.13	05/01/29	60,000	61,444
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	107,000	81,639
WMG Acquisition Corp.(1)	3.00	02/15/31	130,000	108,031
WMG Acquisition Corp.(1)	3.75	12/01/29	69,000	60,749
WMG Acquisition Corp.(1)	3.88	07/15/30	70,000	61,089
				417,979
INTERNET – 4.9%
ANGI Group LLC(1)	3.88	08/15/28	70,000	59,248
Arches Buyer, Inc.(1)	4.25	06/01/28	140,000	120,183
Arches Buyer, Inc.(1)	6.13	12/01/28	70,000	56,999
Cablevision Lightpath LLC(1)	3.88	09/15/27	60,000	52,994
Cablevision Lightpath LLC(1)	5.63	09/15/28	70,000	56,551
Cars.com, Inc.(1)	6.38	11/01/28	60,000	57,409
Cogent Communications Group, Inc.(1)	3.50	05/01/26	77,000	72,472
Cogent Communications Group, Inc.(1)	7.00	06/15/27	60,000	59,294
Gen Digital, Inc.(1)	6.75	09/30/27	130,000	130,593
Gen Digital, Inc.(1)	7.13	09/30/30	85,000	85,941
Getty Images, Inc.(1)	9.75	03/01/27	40,000	40,225
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	110,000	97,658
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	95,000	91,811
ION Trading Technologies Sarl(1)	5.75	05/15/28	70,000	64,006
Match Group Holdings II LLC(1)	3.63	10/01/31	67,000	55,379
Match Group Holdings II LLC(1)	4.13	08/01/30	85,000	73,689
Match Group Holdings II LLC(1)	4.63	06/01/28	58,000	53,631
Match Group Holdings II LLC(1)	5.00	12/15/27	75,000	71,083
Match Group Holdings II LLC(1)	5.63	02/15/29	45,000	42,850
Millennium Escrow Corp.(1)	6.63	08/01/26	115,000	66,103
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	70,000	52,551
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	75,000	80,645
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	10.75	06/01/28	40,000	41,199

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 4.9% (Continued)
TripAdvisor, Inc.(1)	7.00	07/15/25	$70,000	$70,092
Ziff Davis, Inc.(1)	4.63	10/15/30	70,000	61,056
				1,713,662
MACHINERY-CONSTRUCTION & MINING – 0.3%
Vertiv Group Corp.(1)	4.13	11/15/28	120,000	111,245

MEDIA – 39.5%
Altice Financing SA(1)	5.00	01/15/28	165,000	130,401
Altice Financing SA(1)	5.75	08/15/29	292,000	217,322
Altice Financing SA(1)	9.63	07/15/27	60,000	56,479
AMC Networks, Inc.	4.25	02/15/29	157,000	106,428
AMC Networks, Inc.(1)	10.25	01/15/29	115,000	114,898
Beasley Mezzanine Holdings LLC(1)	8.63	02/01/26	35,000	21,245
Block Communications, Inc.(1)	4.88	03/01/28	35,000	30,297
Cable One, Inc.(1)	4.00	11/15/30	100,000	76,398
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	435,000	340,774
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	303,000	219,812
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	397,000	322,916
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	419,000	322,096
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	232,000	174,664
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	440,000	365,970
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	170,000	133,852
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	357,000	325,427
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	462,000	433,389
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	216,000	190,408
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	113,000	110,807
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	210,000	192,649
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	160,000	151,930
CSC Holdings LLC(1)	3.38	02/15/31	140,000	86,445
CSC Holdings LLC(1)	4.13	12/01/30	157,000	99,874
CSC Holdings LLC(1)	4.50	11/15/31	220,000	139,836
CSC Holdings LLC(1)	4.63	12/01/30	297,000	129,171
CSC Holdings LLC(1)	5.00	11/15/31	110,000	46,934
CSC Holdings LLC(1)	5.38	02/01/28	145,000	111,380
CSC Holdings LLC(1)	5.50	04/15/27	190,000	155,942
CSC Holdings LLC(1)	5.75	01/15/30	322,000	141,482
CSC Holdings LLC(1)	6.50	02/01/29	255,000	190,419
CSC Holdings LLC(1)	7.50	04/01/28	150,000	81,285
CSC Holdings LLC(1)	11.25	05/15/28	140,000	123,971
CSC Holdings LLC(1)	11.75	01/31/29	290,000	257,825
Directv Financing LLC(1)	8.88	02/01/30	110,000	107,052
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	525,000	489,773
DISH DBS Corp.	5.13	06/01/29	220,000	88,561
DISH DBS Corp.(1)	5.25	12/01/26	400,000	315,303
DISH DBS Corp.(1)	5.75	12/01/28	350,000	237,005
DISH DBS Corp.	7.38	07/01/28	150,000	67,321
DISH DBS Corp.	7.75	07/01/26	285,000	179,112
DISH Network Corp.(1)	11.75	11/15/27	500,000	504,449
Gannett Holdings LLC(1)	6.00	11/01/26	42,000	39,018

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 39.5% (Continued)
GCI LLC(1)	4.75	10/15/28	$85,000	$75,919
Gray Television, Inc.(1)	4.75	10/15/30	162,000	97,949
Gray Television, Inc.(1)	5.38	11/15/31	142,000	85,507
Gray Television, Inc.(1)	5.88	07/15/26	95,000	91,682
Gray Television, Inc.(1)	7.00	05/15/27	110,000	100,198
iHeartCommunications, Inc.(1)	4.75	01/15/28	65,000	46,472
iHeartCommunications, Inc.(1)	5.25	08/15/27	119,000	87,413
iHeartCommunications, Inc.	6.38	05/01/26	115,000	97,291
iHeartCommunications, Inc.	8.38	05/01/27	133,000	71,490
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	110,000	91,980
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	175,000	162,356
Liberty Interactive LLC	8.25	02/01/30	80,000	44,394
Liberty Interactive LLC	8.50	07/15/29	35,000	19,722
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	115,000	106,774
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	100,000	91,943
Midcontinent Communications/Midcontinent Finance Corp.(1)	5.38	08/15/27	45,000	43,001
News Corp.(1)	3.88	05/15/29	150,000	135,250
News Corp.(1)	5.13	02/15/32	70,000	64,219
Nexstar Media, Inc.(1)	4.75	11/01/28	145,000	128,870
Nexstar Media, Inc.(1)	5.63	07/15/27	243,000	228,706
Paramount Global	6.25	02/28/57	95,000	83,381
Paramount Global	6.38	03/30/62	147,000	136,102
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	132,000	100,932
Scripps Escrow II, Inc.(1)	3.88	01/15/29	75,000	55,477
Scripps Escrow II, Inc.(1)	5.38	01/15/31	65,000	38,411
Scripps Escrow, Inc.(1)	5.88	07/15/27	55,000	43,335
Sinclair Television Group, Inc.(1)	4.13	12/01/30	102,000	70,794
Sinclair Television Group, Inc.(1)	5.13	02/15/27	45,000	40,548
Sinclair Television Group, Inc.(1)	5.50	03/01/30	65,000	45,117
Sirius XM Radio, Inc.(1)	3.13	09/01/26	148,000	137,881
Sirius XM Radio, Inc.(1)	3.88	09/01/31	210,000	169,082
Sirius XM Radio, Inc.(1)	4.00	07/15/28	275,000	245,394
Sirius XM Radio, Inc.(1)	4.13	07/01/30	220,000	186,745
Sirius XM Radio, Inc.(1)	5.00	08/01/27	220,000	207,972
Sirius XM Radio, Inc.(1)	5.50	07/01/29	182,000	169,087
Sunrise FinCo I BV(1)	4.88	07/15/31	191,000	166,519
Sunrise HoldCo IV BV(1)	5.50	01/15/28	55,000	51,853
TEGNA, Inc.	4.63	03/15/28	130,000	117,643
TEGNA, Inc.(1)	4.75	03/15/26	77,000	74,428
TEGNA, Inc.	5.00	09/15/29	170,000	150,021
Townsquare Media, Inc.(1)	6.88	02/01/26	75,000	72,855
Univision Communications, Inc.(1)	4.50	05/01/29	147,000	128,009
Univision Communications, Inc.(1)	6.63	06/01/27	215,000	207,660
Univision Communications, Inc.(1)	7.38	06/30/30	130,000	124,584
Univision Communications, Inc.(1)	8.00	08/15/28	210,000	209,946
Urban One, Inc.(1)	7.38	02/01/28	90,000	73,108
Videotron Ltd.(1)	3.63	06/15/29	70,000	62,282
Videotron Ltd.(1)	5.13	04/15/27	85,000	82,207
Virgin Media Finance PLC(1)	5.00	07/15/30	132,000	108,203

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 39.5% (Continued)
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	$145,000	$122,478
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	210,000	191,034
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	75,000	66,840
VZ Secured Financing BV(1)	5.00	01/15/32	217,000	182,992
Ziggo Bond Co. BV(1)	5.13	02/28/30	75,000	62,308
Ziggo Bond Co. BV(1)	6.00	01/15/27	85,000	83,653
Ziggo BV(1)	4.88	01/15/30	147,000	128,759
				13,699,096
OFFICE/BUSINESS EQUIPMENT – 0.8%
Xerox Corp.	4.80	03/01/35	32,000	21,626
Xerox Corp.	6.75	12/15/39	55,000	41,950
Xerox Holdings Corp.(1)	5.00	08/15/25	67,000	65,164
Xerox Holdings Corp.(1)	5.50	08/15/28	95,000	82,524
Xerox Holdings Corp.(1)	8.88	11/30/29	75,000	71,528
				282,792
PACKAGING & CONTAINERS – 1.0%
LABL, Inc.(1)	5.88	11/01/28	65,000	57,930
LABL, Inc.(1)	6.75	07/15/26	100,000	98,710
LABL, Inc.(1)	8.25	11/01/29	60,000	50,892
LABL, Inc.(1)	9.50	11/01/28	50,000	50,081
LABL, Inc.(1)	10.50	07/15/27	100,000	98,325
				355,938
SEMICONDUCTORS – 2.1%
Amkor Technology, Inc.(1)	6.63	09/15/27	80,000	79,958
ams-OSRAM AG(1)	12.25	03/30/29	60,000	60,113
Entegris, Inc.(1)	3.63	05/01/29	50,000	44,304
Entegris, Inc.(1)	4.38	04/15/28	50,000	46,657
Entegris, Inc.(1)	4.75	04/15/29	230,000	217,145
Entegris, Inc.(1)	5.95	06/15/30	137,000	133,532
ON Semiconductor Corp.(1)	3.88	09/01/28	105,000	95,377
Synaptics, Inc.(1)	4.00	06/15/29	60,000	52,753
				729,839
SOFTWARE – 11.5%
Alteryx, Inc.(1)	8.75	03/15/28	60,000	61,010
Boxer Parent Co., Inc.(1)	7.13	10/02/25	82,000	82,150
Boxer Parent Co., Inc.(1)	9.13	03/01/26	50,000	50,345
Capstone Borrower, Inc.(1)	8.00	06/15/30	60,000	60,506
Castle US Holding Corp.(1)	9.50	02/15/28	40,000	19,273
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	115,000	118,406
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	105,000	106,221
Cloud Software Group, Inc.(1)	6.50	03/31/29	573,000	543,899
Cloud Software Group, Inc.(1)	9.00	09/30/29	550,000	529,645
Dye & Durham Ltd.(1)	8.63	04/15/29	80,000	80,851
Elastic NV(1)	4.13	07/15/29	80,000	71,319
Fair Isaac Corp.(1)	4.00	06/15/28	134,000	123,543
Fair Isaac Corp.(1)	5.25	05/15/26	50,000	49,152
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	45,000	39,756

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 11.5% (Continued)
MicroStrategy, Inc.(1)	6.13	06/15/28	$70,000	$64,939
Open Text Corp.(1)	3.88	02/15/28	125,000	114,213
Open Text Corp.(1)	3.88	12/01/29	122,000	106,890
Open Text Holdings, Inc.(1)	4.13	02/15/30	135,000	118,738
Open Text Holdings, Inc.(1)	4.13	12/01/31	90,000	77,205
PTC, Inc.(1)	4.00	02/15/28	75,000	69,549
RingCentral, Inc.(1)	8.50	08/15/30	60,000	61,115
ROBLOX Corp.(1)	3.88	05/01/30	147,000	127,254
Rocket Software, Inc.(1)	6.50	02/15/29	85,000	70,881
Rocket Software, Inc.(1)	9.00	11/28/28	110,000	110,518
SS&C Technologies, Inc.(1)	5.50	09/30/27	290,000	282,122
Twilio, Inc.	3.63	03/15/29	83,000	73,764
Twilio, Inc.	3.88	03/15/31	63,000	54,604
UKG, Inc.(1)	6.88	02/01/31	355,000	355,900
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	252,000	229,482
West Technology Group LLC(1)	8.50	04/10/27	55,000	47,162
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	90,000	79,519
				3,979,931
TELECOMMUNICATIONS – 22.3%
Altice France SA/France(1)	5.13	01/15/29	60,000	39,261
Altice France SA/France(1)	5.13	07/15/29	357,000	233,055
Altice France SA/France(1)	5.50	01/15/28	160,000	108,254
Altice France SA/France(1)	5.50	10/15/29	293,000	192,141
Altice France SA/France(1)	8.13	02/01/27	257,000	193,729
British Telecommunications PLC(1)	4.25	11/23/81	65,000	61,330
British Telecommunications PLC(1)	4.88	11/23/81	77,000	68,841
Ciena Corp.(1)	4.00	01/31/30	60,000	52,685
CommScope, Inc.(1)	4.75	09/01/29	180,000	126,000
CommScope, Inc.(1)	6.00	03/01/26	220,000	196,900
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	300,000	290,809
Consolidated Communications, Inc.(1)	5.00	10/01/28	55,000	45,715
Consolidated Communications, Inc.(1)	6.50	10/01/28	107,000	92,986
Embarq Corp.	8.00	06/01/36	180,000	73,800
Frontier Communications Holdings LLC(1)	5.00	05/01/28	215,000	198,019
Frontier Communications Holdings LLC(1)	5.88	10/15/27	165,000	158,431
Frontier Communications Holdings LLC	5.88	11/01/29	95,000	79,476
Frontier Communications Holdings LLC(1)	6.00	01/15/30	140,000	116,920
Frontier Communications Holdings LLC(1)	6.75	05/01/29	155,000	136,532
Frontier Communications Holdings LLC(1)	8.63	03/15/31	110,000	111,200
Frontier Communications Holdings LLC(1)	8.75	05/15/30	172,000	175,240
Frontier Florida LLC	6.86	02/01/28	50,000	47,446
GoTo Group, Inc.(1)	5.50	05/01/28	52,837	45,213
GoTo Group, Inc.(1)	5.50	05/01/28	52,252	35,077
Hughes Satellite Systems Corp.	5.25	08/01/26	115,000	95,336
Hughes Satellite Systems Corp.	6.63	08/01/26	105,000	60,352
Iliad Holding SASU(1)	6.50	10/15/26	175,000	174,324
Iliad Holding SASU(1)	7.00	10/15/28	120,000	117,453

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 22.3% (Continued)
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	$435,000	$417,445
Level 3 Financing, Inc.(1)	3.40	03/01/27	95,000	57,475
Level 3 Financing, Inc.(1)	3.63	01/15/29	105,000	36,230
Level 3 Financing, Inc.(1)	3.75	07/15/29	112,000	38,780
Level 3 Financing, Inc.(1)	3.88	10/15/30	65,000	36,057
Level 3 Financing, Inc.(1)	4.00	04/15/31	65,000	35,913
Level 3 Financing, Inc.(1)	4.25	07/01/28	97,000	37,859
Level 3 Financing, Inc.(1)	4.50	04/01/30	100,000	57,687
Level 3 Financing, Inc.(1)	4.63	09/15/27	123,000	71,427
Level 3 Financing, Inc.(1)	4.88	06/15/29	85,000	53,784
Level 3 Financing, Inc.(1)	10.50	04/15/29	100,000	100,295
Level 3 Financing, Inc.(1)	10.50	05/15/30	127,000	126,482
Level 3 Financing, Inc.(1)	10.75	12/15/30	100,000	100,694
Level 3 Financing, Inc.(1)	11.00	11/15/29	225,000	229,894
Lumen Technologies, Inc.(1)	4.13	04/15/29	50,000	32,301
Lumen Technologies, Inc.(1)	4.13	04/15/30	50,000	31,125
Lumen Technologies, Inc.(1)	4.50	01/15/29	57,000	17,223
Lumen Technologies, Inc.	7.60	09/15/39	52,000	15,541
Lumen Technologies, Inc.	7.65	03/15/42	35,000	10,519
Millicom International Cellular SA(1)	4.50	04/27/31	115,000	96,040
Millicom International Cellular SA(1)	5.13	01/15/28	72,000	66,492
Millicom International Cellular SA(1)	6.25	03/25/29	92,700	87,327
Millicom International Cellular SA(1)	7.38	04/02/32	60,000	58,891
Qwest Corp.	7.25	09/15/25	30,000	29,755
Rogers Communications, Inc.(1)	5.25	03/15/82	105,000	99,949
Telecom Italia Capital SA	6.00	09/30/34	127,000	107,087
Telecom Italia Capital SA	6.38	11/15/33	165,000	145,923
Telecom Italia Capital SA	7.20	07/18/36	145,000	131,482
Telecom Italia Capital SA	7.72	06/04/38	145,000	134,958
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	55,000	25,070
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	75,000	36,515
United States Cellular Corp.	6.70	12/15/33	75,000	73,262
Viasat, Inc.(1)	5.63	09/15/25	90,000	86,571
Viasat, Inc.(1)	5.63	04/15/27	95,000	87,031
Viasat, Inc.(1)	6.50	07/15/28	60,000	45,927
Viasat, Inc.(1)	7.50	05/30/31	100,000	70,749
Viavi Solutions, Inc.(1)	3.75	10/01/29	60,000	50,474
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	182,000	148,840
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	205,000	171,281
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	95,000	93,614
Vodafone Group PLC	3.25	06/04/81	69,000	64,173
Vodafone Group PLC	4.13	06/04/81	142,000	119,050
Vodafone Group PLC	5.13	06/04/81	140,000	102,786
Vodafone Group PLC	7.00	04/04/79	285,000	289,610
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	205,000	197,733
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	220,000	175,329
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	152,000	101,451
				7,730,626
TOTAL CORPORATE BONDS (Cost - $34,813,831)				34,025,068

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.3%
TIME DEPOSITS – 1.3%
Sumitomo Mitsui Trust Bank, London	4.67	05/01/24	$436,589	$436,589
TOTAL SHORT-TERM INVESTMENTS (Cost - $436,589)				436,589

TOTAL INVESTMENTS – 99.3% (Cost - $35,250,420)				$34,461,657
OTHER ASSETS LESS LIABILITIES – 0.7%				253,477
NET ASSETS – 100.0%				$34,715,134

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $29,651,404 and represents 85.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.2%
BIOTECHNOLOGY – 0.2%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$138,000	$70,387

COMMERCIAL SERVICES – 7.1%
AMN Healthcare, Inc.(1)	4.00	04/15/29	115,000	102,008
AMN Healthcare, Inc.(1)	4.63	10/01/27	165,000	155,164
Carriage Services, Inc.(1)	4.25	05/15/29	133,000	117,384
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	343,000	279,850
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	320,000	235,533
Service Corp. International/US	3.38	08/15/30	265,000	224,994
Service Corp. International/US	4.00	05/15/31	263,000	226,785
Service Corp. International/US	4.63	12/15/27	173,000	164,800
Service Corp. International/US	5.13	06/01/29	246,000	235,495
StoneMor, Inc.(1)	8.50	05/15/29	128,000	102,699
Verscend Escrow Corp.(1)	9.75	08/15/26	320,000	320,000
				2,164,712
HEALTHCARE-PRODUCTS – 14.7%
Avantor Funding, Inc.(1)	3.88	11/01/29	260,000	230,436
Avantor Funding, Inc.(1)	4.63	07/15/28	507,000	471,790
Bausch + Lomb Corp.(1)	8.38	10/01/28	455,000	470,470
Embecta Corp.(1)	5.00	02/15/30	164,000	126,606
Hologic, Inc.(1)	3.25	02/15/29	310,000	274,107
Hologic, Inc.(1)	4.63	02/01/28	133,000	126,628
Medline Borrower LP(1)	3.88	04/01/29	1,440,000	1,291,458
Medline Borrower LP(1)	5.25	10/01/29	800,000	745,467
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	325,000	323,327
Neogen Food Safety Corp.(1)	8.63	07/20/30	115,000	121,394
Teleflex, Inc.(1)	4.25	06/01/28	158,000	146,164
Teleflex, Inc.	4.63	11/15/27	170,000	162,252
				4,490,099
HEALTHCARE-SERVICES – 52.2%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	158,000	148,552
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	143,000	137,771
AHP Health Partners, Inc.(1)	5.75	07/15/29	100,000	91,721
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	183,000	174,866
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	211,000	200,944
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	160,000	157,403
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	165,000	148,388
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	163,000	142,339
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	163,000	151,774
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	343,000	268,077
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	482,000	394,519
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	593,000	543,577
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	211,000	184,316
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	397,000	281,073
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	395,000	294,043
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	363,000	361,585
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	233,000	228,291

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 52.2% (Continued)
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	$325,000	$333,133
DaVita, Inc.(1)	3.75	02/15/31	487,000	401,197
DaVita, Inc.(1)	4.63	06/01/30	878,000	770,023
Encompass Health Corp.	4.50	02/01/28	265,000	249,026
Encompass Health Corp.	4.63	04/01/31	135,000	121,350
Encompass Health Corp.	4.75	02/01/30	250,000	229,530
Encompass Health Corp.	5.75	09/15/25	117,000	116,209
Fortrea Holdings, Inc.(1)	7.50	07/01/30	185,000	186,845
HealthEquity, Inc.(1)	4.50	10/01/29	195,000	177,855
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	8.50	05/01/26	100,000	99,739
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	230,000	242,388
IQVIA, Inc.(1)	5.00	10/15/26	338,000	330,904
IQVIA, Inc.(1)	5.00	05/15/27	350,000	338,228
IQVIA, Inc.(1)	6.50	05/15/30	165,000	165,955
Kedrion SpA(1)	6.50	09/01/29	250,000	226,125
Legacy LifePoint Health LLC(1)	4.38	02/15/27	190,000	178,123
LifePoint Health, Inc.(1)	5.38	01/15/29	163,000	130,490
LifePoint Health, Inc.(1)	9.88	08/15/30	260,000	271,063
LifePoint Health, Inc.(1)	11.00	10/15/30	350,000	372,975
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	170,000	118,266
ModivCare, Inc.(1)	5.88	11/15/25	158,000	154,264
Molina Healthcare, Inc.(1)	3.88	11/15/30	205,000	177,997
Molina Healthcare, Inc.(1)	3.88	05/15/32	244,000	204,374
Molina Healthcare, Inc.(1)	4.38	06/15/28	260,000	241,384
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	133,000	116,507
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	285,000	283,381
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	410,000	408,639
Select Medical Corp.(1)	6.25	08/15/26	401,000	401,507
Star Parent, Inc.(1)	9.00	10/01/30	320,000	335,136
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	255,000	254,971
Tenet Healthcare Corp.	4.25	06/01/29	445,000	408,001
Tenet Healthcare Corp.	4.38	01/15/30	470,000	427,198
Tenet Healthcare Corp.	4.63	06/15/28	195,000	183,704
Tenet Healthcare Corp.	5.13	11/01/27	490,000	474,487
Tenet Healthcare Corp.	6.13	10/01/28	790,000	780,823
Tenet Healthcare Corp.	6.13	06/15/30	650,000	639,696
Tenet Healthcare Corp.	6.25	02/01/27	478,000	476,514
Tenet Healthcare Corp.(1)	6.75	05/15/31	425,000	426,374
Tenet Healthcare Corp.	6.88	11/15/31	112,000	115,537
Toledo Hospital	4.98	11/15/45	85,000	58,183
Toledo Hospital	5.33	11/15/28	110,000	103,448
Toledo Hospital	6.02	11/15/48	132,000	106,334
US Acute Care Solutions LLC(1)	6.38	03/01/26	238,000	241,217
				15,988,339
PHARMACEUTICALS – 21.1%
180 Medical, Inc.(1)	3.88	10/15/29	165,000	146,254
AdaptHealth LLC(1)	4.63	08/01/29	165,000	139,176
AdaptHealth LLC(1)	5.13	03/01/30	195,000	166,175

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 21.1% (Continued)
AdaptHealth LLC(1)	6.13	08/01/28	$115,000	$107,957
Bausch Health Cos, Inc.(1)	4.88	06/01/28	520,000	336,424
Bausch Health Cos, Inc.(1)	5.50	11/01/25	540,000	503,523
Bausch Health Cos, Inc.(1)	5.75	08/15/27	160,000	110,558
Bausch Health Cos, Inc.(1)	6.13	02/01/27	325,000	238,370
Bausch Health Cos, Inc.(1)	11.00	09/30/28	560,000	438,474
Bausch Health Cos, Inc.(1)	14.00	10/15/30	115,000	74,750
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	165,000	154,970
Elanco Animal Health, Inc.	6.65	08/28/28	238,000	237,985
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	320,000	325,542
Grifols SA(1)	4.75	10/15/28	228,000	184,405
Jazz Securities DAC(1)	4.38	01/15/29	492,000	448,110
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	255,000	278,122
Option Care Health, Inc.(1)	4.38	10/31/29	149,000	133,576
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	668,000	609,020
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	650,000	562,514
Owens & Minor, Inc.(1)	4.50	03/31/29	158,000	142,072
Owens & Minor, Inc.(1)	6.63	04/01/30	181,000	175,832
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	153,000	129,729
Perrigo Finance Unlimited Co.	4.38	03/15/26	230,000	222,486
Perrigo Finance Unlimited Co.	4.65	06/15/30	245,000	224,718
Perrigo Finance Unlimited Co.	4.90	12/15/44	98,000	77,302
Prestige Brands, Inc.(1)	3.75	04/01/31	187,000	159,261
Prestige Brands, Inc.(1)	5.13	01/15/28	145,000	139,346
				6,466,651
SOFTWARE – 2.9%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	761,000	685,796
Consensus Cloud Solutions, Inc.(1)	6.00	10/15/26	90,000	85,414
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	140,000	122,716
				893,926
TOTAL CORPORATE BONDS (Cost - $30,055,403)				30,074,114

SHORT-TERM INVESTMENTS – 1.4%
TIME DEPOSITS – 1.4%
JP Morgan Chase, New York	4.67	05/01/24	429,184	429,184
TOTAL SHORT-TERM INVESTMENTS (Cost - $429,184)				429,184

TOTAL INVESTMENTS – 99.6% (Cost - $30,484,587)				$30,503,298
OTHER ASSETS LESS LIABILITIES – 0.4%				111,421
NET ASSETS – 100.0%				$30,614,719

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $23,807,257 and represents 77.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 1.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$130,000	$115,842
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	133,000	117,526
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	182,000	173,404
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	125,000	128,386
				535,158
BANKS – 7.6%
Banc of California	3.25	05/01/31	100,000	91,606
Dresdner Funding Trust I(1)	8.15	06/30/31	275,000	297,057
Freedom Mortgage Corp.(1)	6.63	01/15/27	150,000	144,515
Freedom Mortgage Corp.(1)	7.63	05/01/26	130,000	129,536
Freedom Mortgage Corp.(1)	12.00	10/01/28	215,000	230,315
Freedom Mortgage Corp.(1)	12.25	10/01/30	130,000	141,193
Intesa Sanpaolo SpA(1)	4.20	06/01/32	205,000	168,124
Intesa Sanpaolo SpA(1)	4.95	06/01/42	200,000	143,935
Intesa Sanpaolo SpA(1)	5.71	01/15/26	405,000	399,212
Popular, Inc.	7.25	03/13/28	105,000	105,405
Standard Chartered PLC(1),(2)	7.01	-	210,000	212,930
Texas Capital Bancshares, Inc.	4.00	05/06/31	105,000	93,685
UniCredit SpA(1)	5.46	06/30/35	382,000	351,593
UniCredit SpA(1)	5.86	06/19/32	287,000	277,588
UniCredit SpA(1)	7.30	04/02/34	351,000	354,102
Valley National Bancorp	3.00	06/15/31	80,000	60,071
Western Alliance Bancorp.	3.00	06/15/31	165,000	140,740
				3,341,607
COMMERCIAL SERVICES – 4.6%
Block, Inc.	2.75	06/01/26	270,000	253,914
Block, Inc.	3.50	06/01/31	272,000	229,974
Boost Newco Borrower LLC(1)	7.50	01/15/31	595,000	614,523
CPI CG, Inc.(1)	8.63	03/15/26	78,000	77,694
GEO Group, Inc.(1)	8.63	04/15/29	175,000	177,282
GEO Group, Inc.(1)	10.25	04/15/31	170,000	175,376
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	140,000	138,284
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	90,000	79,211
PROG Holdings, Inc.(1)	6.00	11/15/29	160,000	147,568
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	125,000	120,468
				2,014,294
DIVERSIFIED FINANCIAL SERVICES – 31.5%
AG Issuer LLC(1)	6.25	03/01/28	135,000	130,819
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	140,000	144,351
Ally Financial, Inc.	5.75	11/20/25	290,000	287,723
Ally Financial, Inc.	6.70	02/14/33	130,000	127,602
Aretec Group, Inc.(1)	7.50	04/01/29	105,000	99,091
Aretec Group, Inc.(1)	10.00	08/15/30	195,000	212,054
Armor Holdco, Inc.(1)	8.50	11/15/29	90,000	83,812

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 31.5% (Continued)
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	$240,000	$249,793
Brightsphere Investment Group, Inc.	4.80	07/27/26	80,000	77,080
Burford Capital Global Finance LLC(1)	6.25	04/15/28	105,000	101,126
Burford Capital Global Finance LLC(1)	6.88	04/15/30	95,000	92,142
Burford Capital Global Finance LLC(1)	9.25	07/01/31	185,000	192,938
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	120,000	115,614
Coinbase Global, Inc.(1)	3.38	10/01/28	270,000	226,624
Coinbase Global, Inc.(1)	3.63	10/01/31	205,000	160,053
Credit Acceptance Corp.	6.63	03/15/26	100,000	99,788
Credit Acceptance Corp.(1)	9.25	12/15/28	165,000	175,148
Encore Capital Group, Inc.(1)	9.25	04/01/29	140,000	143,206
Enova International, Inc.(1)	8.50	09/15/25	90,000	89,845
Enova International, Inc.(1)	11.25	12/15/28	120,000	127,534
Finance of America Funding LLC(1)	7.88	11/15/25	100,000	77,892
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	140,000	140,879
GGAM Finance Ltd.(1)	6.88	04/15/29	95,000	95,148
GGAM Finance Ltd.(1)	7.75	05/15/26	100,000	101,659
GGAM Finance Ltd.(1)	8.00	02/15/27	205,000	210,256
GGAM Finance Ltd.(1)	8.00	06/15/28	170,000	175,205
goeasy Ltd.(1)	4.38	05/01/26	85,000	81,704
goeasy Ltd.(1)	7.63	07/01/29	110,000	110,068
goeasy Ltd.(1)	9.25	12/01/28	150,000	158,522
Hightower Holding LLC(1)	6.75	04/15/29	80,000	75,154
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	168,000	152,940
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	375,000	377,583
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	267,000	240,463
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	105,000	103,316
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	90,000	91,661
LD Holdings Group LLC(1)	6.13	04/01/28	165,000	125,508
LD Holdings Group LLC(1)	6.50	11/01/25	140,000	133,004
LFS Topco LLC(1)	5.88	10/15/26	75,000	69,767
Macquarie Airfinance Holdings Ltd.(1)	6.40	03/26/29	140,000	139,736
Macquarie Airfinance Holdings Ltd.(1)	6.50	03/26/31	140,000	140,235
Macquarie Airfinance Holdings Ltd.(1)	8.13	03/30/29	130,000	136,081
Macquarie Airfinance Holdings Ltd.(1)	8.38	05/01/28	135,000	141,887
Midcap Financial Issuer Trust(1)	5.63	01/15/30	105,000	88,415
Midcap Financial Issuer Trust(1)	6.50	05/01/28	270,000	244,454
Nationstar Mortgage Holdings, Inc.(1)	5.00	02/01/26	138,000	134,373
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	195,000	175,381
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	250,000	235,330
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	155,000	141,052
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	152,000	149,078
Nationstar Mortgage Holdings, Inc.(1)	7.13	02/01/32	255,000	251,574
Navient Corp.	4.88	03/15/28	140,000	126,621
Navient Corp.	5.00	03/15/27	180,000	169,858
Navient Corp.	5.50	03/15/29	200,000	179,456
Navient Corp.	5.63	08/01/33	164,000	130,412
Navient Corp.	6.75	06/25/25	140,000	139,688

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 31.5% (Continued)
Navient Corp.	6.75	06/15/26	$130,000	$129,685
Navient Corp.	9.38	07/25/30	140,000	144,169
Navient Corp.	11.50	03/15/31	140,000	153,206
OneMain Finance Corp.	3.50	01/15/27	210,000	193,388
OneMain Finance Corp.	3.88	09/15/28	153,000	134,822
OneMain Finance Corp.	4.00	09/15/30	237,000	199,549
OneMain Finance Corp.	5.38	11/15/29	205,000	189,734
OneMain Finance Corp.	6.63	01/15/28	195,000	194,552
OneMain Finance Corp.	7.13	03/15/26	447,000	451,410
OneMain Finance Corp.	7.88	03/15/30	195,000	199,116
OneMain Finance Corp.	9.00	01/15/29	230,000	241,331
Osaic Holdings, Inc.(1)	10.75	08/01/27	105,000	108,794
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	105,000	98,934
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	165,000	146,468
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	185,000	182,665
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	150,000	136,105
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	195,000	199,180
PHH Mortgage Corp.(1)	7.88	03/15/26	85,000	81,389
PRA Group, Inc.(1)	5.00	10/01/29	87,000	72,102
PRA Group, Inc.(1)	7.38	09/01/25	90,000	89,663
PRA Group, Inc.(1)	8.38	02/01/28	105,000	102,491
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	290,000	266,503
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	210,000	185,208
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	359,000	304,648
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	230,000	187,983
SLM Corp.	3.13	11/02/26	130,000	120,708
SLM Corp.	4.20	10/29/25	140,000	135,464
StoneX Group, Inc.(1)	7.88	03/01/31	140,000	141,698
StoneX Group, Inc.(1)	8.63	06/15/25	100,000	100,330
Synchrony Financial	7.25	02/02/33	200,000	195,244
United Wholesale Mortgage LLC(1)	5.50	11/15/25	220,000	216,597
United Wholesale Mortgage LLC(1)	5.50	04/15/29	195,000	181,353
United Wholesale Mortgage LLC(1)	5.75	06/15/27	128,000	122,956
World Acceptance Corp.(1)	7.00	11/01/26	80,000	74,438
				13,862,586
ELECTRIC – 0.2%
Terraform Global Operating LP(1)	6.13	03/01/26	85,000	84,010

ELECTRONICS – 0.3%
Likewize Corp.(1)	9.75	10/15/25	120,000	121,169

ENGINEERING & CONSTRUCTION – 0.2%
INNOVATE Corp.(1)	8.50	02/01/26	95,000	70,707

INSURANCE – 17.5%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	195,000	174,860
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	142,000	128,617
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	245,000	243,193
Acrisure LLC/Acrisure Finance, Inc.(1)	10.13	08/01/26	105,000	108,549
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	197,000	183,920

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 17.5% (Continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	$122,000	$112,129
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	365,000	358,227
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	340,000	339,927
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	395,000	396,514
AmWINS Group, Inc.(1)	4.88	06/30/29	220,000	200,194
AmWINS Group, Inc.(1)	6.38	02/15/29	200,000	197,703
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	200,000	196,972
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	275,000	268,108
Assurant, Inc.	7.00	03/27/48	110,000	109,583
AssuredPartners, Inc.(1)	5.63	01/15/29	155,000	141,474
AssuredPartners, Inc.(1)	7.50	02/15/32	140,000	136,046
BroadStreet Partners, Inc.(1)	5.88	04/15/29	195,000	177,892
Constellation Insurance, Inc.(1)	6.63	05/01/31	60,000	56,634
Constellation Insurance, Inc.(1)	6.80	01/24/30	125,000	119,969
Genworth Holdings, Inc.	6.50	06/15/34	75,000	70,021
Global Atlantic Finance Co.(1)	4.70	10/15/51	200,000	176,811
GTCR AP Finance, Inc.(1)	8.00	05/15/27	123,000	123,151
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	270,000	266,756
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	135,000	132,974
HUB International Ltd.(1)	5.63	12/01/29	140,000	128,974
HUB International Ltd.(1)	7.25	06/15/30	890,000	903,674
HUB International Ltd.(1)	7.38	01/31/32	525,000	520,492
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	194,000	199,562
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	85,000	90,054
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	130,000	118,639
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	215,000	132,392
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	115,000	120,135
Panther Escrow Issuer LLC(1)	7.13	06/01/31	815,000	819,748
Ryan Specialty LLC(1)	4.38	02/01/30	105,000	96,428
USI, Inc./NY(1)	7.50	01/15/32	165,000	164,328
				7,714,650
INTERNET – 0.2%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	90,000	81,726

INVESTMENT COMPANIES – 3.6%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	70,000	62,033
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	282,000	263,893
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	185,000	155,903
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	395,000	363,054
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	347,000	337,780
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	190,000	186,766
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	9.75	01/15/29	195,000	202,489
				1,571,918
PIPELINES – 0.4%
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	160,000	167,996

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PRIVATE EQUITY – 1.3%
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	$265,000	$246,590
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	105,000	87,231
HAT Holdings I LLC/HAT Holdings II LLC(1)	8.00	06/15/27	210,000	215,544
				549,365
REAL ESTATE INVESTMENT TRUST (REITS) – 25.8%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	132,000	108,920
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	97,000	86,993
Brandywine Operating Partnership LP	3.95	11/15/27	115,000	103,058
Brandywine Operating Partnership LP	4.55	10/01/29	90,000	77,258
Brandywine Operating Partnership LP	8.05	03/15/28	110,000	111,899
Brandywine Operating Partnership LP	8.88	04/12/29	105,000	107,557
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	200,000	177,815
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	5.75	05/15/26	253,000	245,041
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	105,000	95,150
Diversified Healthcare Trust	4.38	03/01/31	135,000	97,674
Diversified Healthcare Trust	4.75	02/15/28	140,000	110,328
Diversified Healthcare Trust	9.75	06/15/25	135,000	135,383
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	130,000	110,750
Hudson Pacific Properties LP	3.25	01/15/30	100,000	75,972
Hudson Pacific Properties LP	3.95	11/01/27	110,000	97,270
Hudson Pacific Properties LP	4.65	04/01/29	145,000	122,311
Hudson Pacific Properties LP	5.95	02/15/28	90,000	82,369
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	209,000	185,398
Iron Mountain, Inc.(1)	4.50	02/15/31	300,000	264,907
Iron Mountain, Inc.(1)	4.88	09/15/27	272,000	259,794
Iron Mountain, Inc.(1)	4.88	09/15/29	280,000	258,634
Iron Mountain, Inc.(1)	5.00	07/15/28	130,000	122,628
Iron Mountain, Inc.(1)	5.25	03/15/28	210,000	201,122
Iron Mountain, Inc.(1)	5.25	07/15/30	360,000	334,486
Iron Mountain, Inc.(1)	5.63	07/15/32	155,000	143,598
Iron Mountain, Inc.(1)	7.00	02/15/29	275,000	276,810
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	170,000	157,582
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	172,000	153,642
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	5.25	10/01/25	86,000	84,864
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	353,000	237,062
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	252,000	188,808
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	380,000	311,218
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	130,000	118,562
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	132,000	112,717
Office Properties Income Trust	2.40	02/01/27	105,000	51,162
Office Properties Income Trust	2.65	06/15/26	80,000	45,651
Office Properties Income Trust	3.45	10/15/31	98,000	40,753
Office Properties Income Trust(1)	9.00	03/31/29	85,000	77,230
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	195,000	178,581

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 25.8% (Continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	$205,000	$199,257
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	7.50	06/01/25	170,000	170,100
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	157,000	144,530
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	195,000	185,458
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	275,000	269,708
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	105,000	106,719
Rithm Capital Corp.(1)	6.25	10/15/25	88,000	87,237
Rithm Capital Corp.(1)	8.00	04/01/29	195,000	190,843
RLJ Lodging Trust LP(1)	3.75	07/01/26	130,000	122,449
RLJ Lodging Trust LP(1)	4.00	09/15/29	140,000	121,531
SBA Communications Corp.	3.13	02/01/29	405,000	353,096
SBA Communications Corp.	3.88	02/15/27	406,000	381,947
Service Properties Trust	3.95	01/15/28	112,000	95,655
Service Properties Trust	4.38	02/15/30	110,000	83,823
Service Properties Trust	4.75	10/01/26	122,000	113,388
Service Properties Trust	4.95	02/15/27	105,000	96,724
Service Properties Trust	4.95	10/01/29	115,000	94,169
Service Properties Trust	5.25	02/15/26	90,000	86,649
Service Properties Trust	5.50	12/15/27	115,000	108,626
Service Properties Trust	7.50	09/15/25	225,000	226,873
Service Properties Trust(1)	8.63	11/15/31	275,000	289,049
Starwood Property Trust, Inc.(1)	3.63	07/15/26	105,000	97,200
Starwood Property Trust, Inc.(1)	4.38	01/15/27	145,000	134,421
Starwood Property Trust, Inc.(1)	7.25	04/01/29	155,000	153,101
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	175,000	136,281
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	4.75	04/15/28	145,000	127,330
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	317,000	255,157
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	715,000	742,509
Vornado Realty LP	2.15	06/01/26	115,000	104,444
Vornado Realty LP	3.40	06/01/31	95,000	73,830
XHR LP(1)	4.88	06/01/29	140,000	127,912
XHR LP(1)	6.38	08/15/25	130,000	129,963
				11,360,936
RETAIL – 0.9%
FirstCash, Inc.(1)	4.63	09/01/28	140,000	129,658
FirstCash, Inc.(1)	5.63	01/01/30	148,000	139,619
FirstCash, Inc.(1)	6.88	03/01/32	130,000	128,520
				397,797
SOFTWARE – 0.2%
ACI Worldwide, Inc.(1)	5.75	08/15/26	110,000	109,547

TRANSPORTATION – 0.3%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	162,000	146,470

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRUCKING & LEASING – 1.9%
AerCap Global Aviation Trust(1)	6.50	06/15/45	$135,000	$134,341
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	280,000	269,045
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	05/01/31	180,000	181,185
Fortress Transportation & Infrastructure Investors LLC(1)	7.88	12/01/30	140,000	145,563
Fortress Transportation & Infrastructure Investors LLC(1)	9.75	08/01/27	105,000	108,513
				838,647
TOTAL CORPORATE BONDS (Cost - $42,267,269)				42,968,583

SHORT-TERM INVESTMENTS – 3.1%
TIME DEPOSITS – 3.1%
Citibank, New York	4.67	05/01/24	1,347,822	1,347,822
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,347,822)				1,347,822

TOTAL INVESTMENTS – 100.8% (Cost - $43,615,091)				$44,316,405
OTHER ASSETS LESS LIABILITIES – (0.8)%				(337,551)
NET ASSETS – 100.0%				$43,978,854

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $32,630,498 and represents 74.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
CHEMICALS – 0.7%
Consolidated Energy Finance SA(1)	5.63	10/15/28	$235,000	$198,840
Consolidated Energy Finance SA(1)	12.00	02/15/31	275,000	284,970
				483,810
OIL & GAS – 51.0%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	335,000	337,475
Antero Resources Corp.(1)	5.38	03/01/30	275,000	261,682
Antero Resources Corp.(1)	7.63	02/01/29	181,000	185,544
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	195,000	186,012
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	270,000	269,818
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	225,000	229,806
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	155,000	194,249
Baytex Energy Corp.(1)	7.38	03/15/32	230,000	232,140
Baytex Energy Corp.(1)	8.50	04/30/30	385,000	401,720
Berry Petroleum Co. LLC(1)	7.00	02/15/26	180,000	178,580
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	550,000	570,524
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	230,000	239,606
California Resources Corp.(1)	7.13	02/01/26	242,000	243,551
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	140,000	134,044
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	150,000	143,949
Chesapeake Energy Corp.(1)	5.50	02/01/26	225,000	222,349
Chesapeake Energy Corp.(1)	5.88	02/01/29	265,000	260,096
Chesapeake Energy Corp.(1)	6.75	04/15/29	385,000	385,033
Chord Energy Corp.(1)	6.38	06/01/26	180,000	180,083
CITGO Petroleum Corp.(1)	6.38	06/15/26	290,000	289,928
CITGO Petroleum Corp.(1)	7.00	06/15/25	510,000	509,857
CITGO Petroleum Corp.(1)	8.38	01/15/29	500,000	517,889
Civitas Resources, Inc.(1)	5.00	10/15/26	185,000	179,105
Civitas Resources, Inc.(1)	8.38	07/01/28	595,000	621,438
Civitas Resources, Inc.(1)	8.63	11/01/30	455,000	484,510
Civitas Resources, Inc.(1)	8.75	07/01/31	605,000	642,505
CNX Resources Corp.(1)	6.00	01/15/29	223,000	216,260
CNX Resources Corp.(1)	7.25	03/01/32	170,000	170,595
CNX Resources Corp.(1)	7.38	01/15/31	230,000	233,044
Comstock Resources, Inc.(1)	5.88	01/15/30	435,000	396,638
Comstock Resources, Inc.(1)	6.75	03/01/29	550,000	524,151
Comstock Resources, Inc.(1)	6.75	03/01/29	175,000	164,814
Crescent Energy Finance LLC(1)	7.63	04/01/32	315,000	316,408
Crescent Energy Finance LLC(1)	9.25	02/15/28	450,000	475,814
CrownRock LP/CrownRock Finance, Inc.(1)	5.00	05/01/29	170,000	167,625
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	385,000	383,166
CVR Energy, Inc.(1)	5.75	02/15/28	180,000	167,415
CVR Energy, Inc.(1)	8.50	01/15/29	270,000	270,928
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	245,000	256,465
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	317,000	321,174
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	315,000	319,268
Energean PLC(1)	6.50	04/30/27	205,000	191,464

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 51.0% (Continued)
EnQuest PLC(1)	11.63	11/01/27	$125,000	$128,131
Global Marine, Inc.	7.00	06/01/28	105,000	96,821
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	38,000	32,544
Greenfire Resources Ltd.(1)	12.00	10/01/28	135,000	143,221
Gulfport Energy Corp.(1)	8.00	05/17/26	200,000	202,769
Harbour Energy PLC(1)	5.50	10/15/26	225,000	220,761
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	275,000	264,445
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	246,000	235,948
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	310,000	297,102
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	235,000	231,754
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	195,000	188,437
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	265,000	284,482
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	285,000	287,112
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	180,000	177,755
Matador Resources Co.(1)	6.50	04/15/32	400,000	396,714
Matador Resources Co.(1)	6.88	04/15/28	235,000	237,007
MEG Energy Corp.(1)	5.88	02/01/29	270,000	261,476
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	275,000	274,467
Moss Creek Resources Holdings, Inc.(1)	10.50	05/15/27	181,000	185,276
Murphy Oil Corp.	5.88	12/01/27	208,000	206,064
Murphy Oil Corp.	5.88	12/01/42	160,000	141,047
Murphy Oil Corp.	6.38	07/15/28	160,000	159,990
Nabors Industries Ltd.(1)	7.25	01/15/26	220,000	218,092
Nabors Industries Ltd.(1)	7.50	01/15/28	165,000	156,603
Nabors Industries, Inc.(1)	7.38	05/15/27	345,000	342,235
Nabors Industries, Inc.(1)	9.13	01/31/30	300,000	309,579
Noble Finance II LLC(1)	8.00	04/15/30	270,000	278,423
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	315,000	318,978
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	225,000	236,960
Parkland Corp.(1)	4.50	10/01/29	390,000	353,773
Parkland Corp.(1)	4.63	05/01/30	361,000	326,529
Parkland Corp.(1)	5.88	07/15/27	195,000	190,723
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	370,000	361,178
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	225,000	231,589
Permian Resources Operating LLC(1)	5.38	01/15/26	145,000	143,409
Permian Resources Operating LLC(1)	5.88	07/01/29	307,000	298,596
Permian Resources Operating LLC(1)	7.00	01/15/32	450,000	459,034
Permian Resources Operating LLC(1)	7.75	02/15/26	150,000	151,481
Permian Resources Operating LLC(1)	8.00	04/15/27	225,000	231,200
Permian Resources Operating LLC(1)	9.88	07/15/31	235,000	260,066
Precision Drilling Corp.(1)	6.88	01/15/29	180,000	178,291
Precision Drilling Corp.(1)	7.13	01/15/26	126,000	126,098
Range Resources Corp.(1)	4.75	02/15/30	223,000	205,524
Range Resources Corp.	4.88	05/15/25	300,000	297,705
Range Resources Corp.	8.25	01/15/29	275,000	286,769
Rockcliff Energy II LLC(1)	5.50	10/15/29	315,000	290,686
Seadrill Finance Ltd.(1)	8.38	08/01/30	255,000	265,859
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	275,000	283,050

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 51.0% (Continued)
SM Energy Co.	5.63	06/01/25	$160,000	$158,959
SM Energy Co.	6.50	07/15/28	195,000	193,594
SM Energy Co.	6.63	01/15/27	160,000	159,316
SM Energy Co.	6.75	09/15/26	200,000	200,136
Southwestern Energy Co.	4.75	02/01/32	515,000	464,154
Southwestern Energy Co.	5.38	02/01/29	295,000	283,199
Southwestern Energy Co.	5.38	03/15/30	565,000	536,921
Southwestern Energy Co.	8.38	09/15/28	130,000	134,325
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	225,000	223,033
Sunoco LP(1)	7.00	05/01/29	335,000	340,484
Sunoco LP(1)	7.25	05/01/32	340,000	345,601
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	360,000	328,949
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	360,000	324,228
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	180,000	175,849
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	270,000	266,990
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	225,000	228,414
Talos Production, Inc.(1)	9.00	02/01/29	280,000	295,677
Talos Production, Inc.(1)	9.38	02/01/31	280,000	298,624
Teine Energy Ltd.(1)	6.88	04/15/29	180,000	175,040
Transocean Aquila Ltd.(1)	8.00	09/30/28	135,000	137,441
Transocean Poseidon Ltd.(1)	6.88	02/01/27	189,000	188,546
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	235,000	241,458
Transocean, Inc.	6.80	03/15/38	275,000	222,808
Transocean, Inc.	7.50	04/15/31	180,000	162,625
Transocean, Inc.(1)	8.00	02/01/27	203,000	203,664
Transocean, Inc.(1)	8.25	05/15/29	400,000	397,949
Transocean, Inc.(1)	8.50	05/15/31	410,000	408,403
Transocean, Inc.(1)	8.75	02/15/30	531,000	554,042
Valaris Ltd.(1)	8.38	04/30/30	500,000	514,595
Vermilion Energy, Inc.(1)	6.88	05/01/30	186,000	181,189
Viper Energy, Inc.(1)	5.38	11/01/27	165,000	161,117
Viper Energy, Inc.(1)	7.38	11/01/31	215,000	221,806
Vital Energy, Inc.(1)	7.75	07/31/29	139,000	140,025
Vital Energy, Inc.(1)	7.88	04/15/32	450,000	456,916
Vital Energy, Inc.	9.75	10/15/30	90,000	98,137
W&T Offshore, Inc.(1)	11.75	02/01/26	110,000	112,297
				33,668,986
OIL & GAS SERVICES – 5.8%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	360,000	352,984
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	225,000	224,668
Bristow Group, Inc.(1)	6.88	03/01/28	185,000	179,617
CGG SA(1)	8.75	04/01/27	225,000	211,061
Enerflex Ltd.(1)	9.00	10/15/27	280,000	286,984
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	140,000	148,943
Kodiak Gas Services LLC(1)	7.25	02/15/29	335,000	337,702
Nine Energy Service, Inc.	13.00	02/01/28	140,000	111,091
Oceaneering International, Inc.	6.00	02/01/28	120,000	118,145
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	185,000	185,954

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 5.8% (Continued)
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	$335,000	$334,733
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	445,000	442,519
Weatherford International Ltd.(1)	8.63	04/30/30	719,000	747,139
Welltec International ApS(1)	8.25	10/15/26	130,000	133,065
				3,814,605
PIPELINES – 39.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	343,000	326,657
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	315,000	309,529
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	285,000	279,187
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	275,000	274,386
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	215,000	219,093
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	135,000	134,386
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	275,000	276,443
Buckeye Partners LP	3.95	12/01/26	270,000	254,420
Buckeye Partners LP	4.13	12/01/27	180,000	167,749
Buckeye Partners LP(1)	4.50	03/01/28	225,000	209,768
Buckeye Partners LP	5.60	10/15/44	155,000	119,704
Buckeye Partners LP	5.85	11/15/43	160,000	135,248
CNX Midstream Partners LP(1)	4.75	04/15/30	180,000	159,468
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	630,000	579,399
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	180,000	175,967
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	380,000	383,208
DT Midstream, Inc.(1)	4.13	06/15/29	490,000	444,510
DT Midstream, Inc.(1)	4.38	06/15/31	455,000	404,259
Energy Transfer LP	8.00	05/15/54	360,000	371,032
EQM Midstream Partners LP	4.13	12/01/26	285,000	272,948
EQM Midstream Partners LP(1)	4.50	01/15/29	320,000	296,355
EQM Midstream Partners LP(1)	4.75	01/15/31	460,000	420,685
EQM Midstream Partners LP	5.50	07/15/28	425,000	414,334
EQM Midstream Partners LP(1)	6.00	07/01/25	141,000	140,884
EQM Midstream Partners LP(1)	6.38	04/01/29	290,000	287,535
EQM Midstream Partners LP(1)	6.50	07/01/27	368,000	368,807
EQM Midstream Partners LP	6.50	07/15/48	250,000	246,869
EQM Midstream Partners LP(1)	7.50	06/01/27	210,000	214,128
EQM Midstream Partners LP(1)	7.50	06/01/30	255,000	267,588
Genesis Energy LP/Genesis Energy Finance Corp.	6.25	05/15/26	150,000	148,854
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	335,000	335,211
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	445,000	450,404
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	245,000	248,683
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	225,000	233,052
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	175,000	171,416
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	170,000	168,817
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	200,000	205,039
Harvest Midstream I LP(1)	7.50	09/01/28	360,000	361,327
Hess Midstream Operations LP(1)	4.25	02/15/30	350,000	316,153
Hess Midstream Operations LP(1)	5.13	06/15/28	245,000	234,732
Hess Midstream Operations LP(1)	5.50	10/15/30	165,000	157,926

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 39.8% (Continued)
Hess Midstream Operations LP(1)	5.63	02/15/26	$365,000	$361,197
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	180,000	177,759
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	245,000	257,053
ITT Holdings LLC(1)	6.50	08/01/29	546,000	493,714
Kinetik Holdings LP(1)	5.88	06/15/30	445,000	430,602
Kinetik Holdings LP(1)	6.63	12/15/28	360,000	362,021
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	185,000	196,419
New Fortress Energy, Inc.(1)	6.50	09/30/26	675,000	646,028
New Fortress Energy, Inc.(1)	6.75	09/15/25	395,000	390,476
New Fortress Energy, Inc.(1)	8.75	03/15/29	340,000	331,899
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	400,000	406,708
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	575,000	584,701
Northriver Midstream Finance LP(1)	5.63	02/15/26	235,000	230,268
NuStar Logistics LP	5.63	04/28/27	233,000	228,124
NuStar Logistics LP	5.75	10/01/25	275,000	273,700
NuStar Logistics LP	6.00	06/01/26	225,000	223,474
NuStar Logistics LP	6.38	10/01/30	275,000	272,094
Prairie Acquiror LP(1)	9.00	08/01/29	185,000	189,112
Rockies Express Pipeline LLC(1)	3.60	05/15/25	145,000	140,634
Rockies Express Pipeline LLC(1)	4.80	05/15/30	160,000	144,189
Rockies Express Pipeline LLC(1)	4.95	07/15/29	270,000	248,448
Rockies Express Pipeline LLC(1)	6.88	04/15/40	210,000	199,788
Rockies Express Pipeline LLC(1)	7.50	07/15/38	130,000	133,451
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1),(2)	9.50	10/15/26	277,000	283,050
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	345,000	327,845
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	175,000	170,623
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	335,000	315,478
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	206,000	191,428
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	360,000	360,705
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	120,000	114,971
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	560,000	495,215
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	562,000	461,868
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	560,000	489,153
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	450,000	445,256
Venture Global LNG, Inc.(1)	8.13	06/01/28	1,010,000	1,033,556
Venture Global LNG, Inc.(1)	8.38	06/01/31	1,010,000	1,037,141
Venture Global LNG, Inc.(1)	9.50	02/01/29	1,345,000	1,446,530
Venture Global LNG, Inc.(1)	9.88	02/01/32	895,000	955,620
				26,236,458
RETAIL – 0.4%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	275,000	248,994

TOTAL CORPORATE BONDS (Cost - $64,316,818)				64,452,853

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 4.7%
TIME DEPOSITS – 4.7%
JP Morgan Chase, New York	4.67	05/01/24	$3,087,169	$3,087,169
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,087,169)				3,087,169

TOTAL INVESTMENTS – 102.4% (Cost - $67,403,987)				$67,540,022
OTHER ASSETS LESS LIABILITIES – (2.4)%				(1,572,264)
NET ASSETS – 100.0%				$65,967,758

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $53,778,016 and represents 81.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.4%
APPAREL – 2.6%
Crocs, Inc.(1)	4.13	08/15/31	$97,000	$81,504
Crocs, Inc.(1)	4.25	03/15/29	100,000	89,751
Hanesbrands, Inc.(1)	4.88	05/15/26	253,000	244,929
Hanesbrands, Inc.(1)	9.00	02/15/31	160,000	159,361
Kontoor Brands, Inc.(1)	4.13	11/15/29	114,000	101,372
Levi Strauss & Co.(1)	3.50	03/01/31	140,000	119,616
Under Armour, Inc.	3.25	06/15/26	160,000	150,791
William Carter Co.(1)	5.63	03/15/27	135,000	131,534
Wolverine World Wide, Inc.(1)	4.00	08/15/29	145,000	115,936
				1,194,794
AUTO MANUFACTURERS – 3.2%
Allison Transmission, Inc.(1)	3.75	01/30/31	260,000	222,793
Allison Transmission, Inc.(1)	4.75	10/01/27	115,000	110,028
Allison Transmission, Inc.(1)	5.88	06/01/29	137,000	133,669
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	265,000	259,807
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	145,000	135,109
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	112,000	105,496
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	140,000	136,215
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	195,000	196,179
McLaren Finance PLC(1)	7.50	08/01/26	171,000	149,970
				1,449,266
AUTO PARTS & EQUIPMENT – 8.6%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	217,000	208,867
Adient Global Holdings Ltd.(1)	7.00	04/15/28	135,000	136,525
Adient Global Holdings Ltd.(1)	8.25	04/15/31	130,000	135,127
American Axle & Manufacturing, Inc.	5.00	10/01/29	150,000	135,478
American Axle & Manufacturing, Inc.	6.50	04/01/27	145,000	143,729
American Axle & Manufacturing, Inc.	6.88	07/01/28	109,000	108,303
Dana, Inc.	4.25	09/01/30	97,000	84,146
Dana, Inc.	4.50	02/15/32	98,000	83,227
Dana, Inc.	5.38	11/15/27	109,000	105,436
Dana, Inc.	5.63	06/15/28	114,000	109,979
Goodyear Tire & Rubber Co.	4.88	03/15/27	195,000	187,164
Goodyear Tire & Rubber Co.	5.00	05/31/26	240,000	232,717
Goodyear Tire & Rubber Co.	5.00	07/15/29	225,000	204,293
Goodyear Tire & Rubber Co.	5.25	04/30/31	148,000	132,849
Goodyear Tire & Rubber Co.	5.25	07/15/31	157,000	138,995
Goodyear Tire & Rubber Co.	5.63	04/30/33	124,000	109,242
Goodyear Tire & Rubber Co.	9.50	05/31/25	216,000	216,945
Phinia, Inc.(1)	6.75	04/15/29	141,000	141,678
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	160,000	137,252
Tenneco, Inc.(1)	8.00	11/17/28	505,000	472,366
ZF North America Capital, Inc.(1)	6.75	04/23/30	210,000	210,627
ZF North America Capital, Inc.(1)	6.88	04/14/28	165,000	166,277
ZF North America Capital, Inc.(1)	6.88	04/23/32	185,000	187,072
ZF North America Capital, Inc.(1)	7.13	04/14/30	165,000	168,877
				3,957,171

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 2.5%
Champions Financing, Inc.(1)	8.75	02/15/29	$165,000	$168,796
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	196,000	181,771
Sabre GLBL, Inc.(1)	8.63	06/01/27	235,000	208,134
Sabre GLBL, Inc.(1)	11.25	12/15/27	155,000	144,960
Upbound Group, Inc.(1)	6.38	02/15/29	125,000	120,114
Wand NewCo 3, Inc.(1)	7.63	01/30/32	330,000	335,757
				1,159,532
DISTRIBUTION/WHOLESALE – 0.5%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	135,000	132,941
G-III Apparel Group Ltd.(1)	7.88	08/15/25	108,000	108,630
				241,571
DIVERSIFIED FINANCIAL SERVICES – 0.2%
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	105,000	87,173

ENTERTAINMENT – 21.6%
Affinity Interactive(1)	6.88	12/15/27	150,000	134,370
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	262,000	179,988
Boyne USA, Inc.(1)	4.75	05/15/29	192,000	174,833
Caesars Entertainment, Inc.(1)	4.63	10/15/29	310,000	276,818
Caesars Entertainment, Inc.(1)	6.50	02/15/32	400,000	394,371
Caesars Entertainment, Inc.(1)	7.00	02/15/30	553,000	557,229
Caesars Entertainment, Inc.(1)	8.13	07/01/27	446,000	452,339
CCM Merger, Inc.(1)	6.38	05/01/26	62,000	61,895
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.25	07/15/29	140,000	130,800
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.38	04/15/27	140,000	136,486
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(1)	5.50	05/01/25	280,000	280,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	6.50	10/01/28	72,000	71,913
Churchill Downs, Inc.(1)	4.75	01/15/28	190,000	179,643
Churchill Downs, Inc.(1)	5.50	04/01/27	166,000	161,753
Churchill Downs, Inc.(1)	5.75	04/01/30	317,000	301,864
Churchill Downs, Inc.(1)	6.75	05/01/31	160,000	159,040
Cinemark USA, Inc.(1)	5.25	07/15/28	211,000	196,152
Cinemark USA, Inc.(1)	5.88	03/15/26	110,000	108,970
Empire Resorts, Inc.(1)	7.75	11/01/26	83,000	77,027
Everi Holdings, Inc.(1)	5.00	07/15/29	114,000	111,845
International Game Technology PLC(1)	4.13	04/15/26	195,000	187,921
International Game Technology PLC(1)	5.25	01/15/29	205,000	193,787
International Game Technology PLC(1)	6.25	01/15/27	205,000	204,841
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	135,000	128,272
Light & Wonder International, Inc.(1)	7.00	05/15/28	187,000	187,786
Light & Wonder International, Inc.(1)	7.25	11/15/29	126,000	127,270
Light & Wonder International, Inc.(1)	7.50	09/01/31	155,000	158,185
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	130,000	118,155

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 21.6% (Continued)
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	$253,000	$238,666
Live Nation Entertainment, Inc.(1)	5.63	03/15/26	82,000	80,630
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	332,000	332,933
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	135,000	135,728
Merlin Entertainments Ltd.(1)	5.75	06/15/26	113,000	111,751
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	202,000	184,414
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	311,000	295,671
Motion Bondco DAC(1)	6.63	11/15/27	115,000	110,998
Odeon FinCo. PLC(1)	12.75	11/01/27	110,000	113,426
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	115,000	116,838
Penn Entertainment, Inc.(1)	4.13	07/01/29	112,000	93,895
Penn Entertainment, Inc.(1)	5.63	01/15/27	110,000	104,622
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	202,000	150,733
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	197,000	141,616
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	93,000	88,492
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	272,000	241,612
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	80,000	67,932
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	110,000	115,319
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	208,000	196,944
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	202,000	186,428
Six Flags Entertainment Corp.(1)	5.50	04/15/27	140,000	135,675
Six Flags Entertainment Corp.(1)	7.25	05/15/31	215,000	214,706
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.(1)	6.63	05/01/32	220,000	219,281
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	103,000	103,301
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	98,000	92,342
Vail Resorts, Inc.(1)	6.25	05/15/25	170,000	170,218
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	202,000	187,570
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	265,000	268,957
				9,954,251
HOLDING COMPANIES-DIVERS – 0.3%
Benteler International AG(1)	10.50	05/15/28	135,000	143,866

HOME BUILDERS – 0.8%
Forestar Group, Inc.(1)	3.85	05/15/26	108,000	102,595
Forestar Group, Inc.(1)	5.00	03/01/28	85,000	80,585
Thor Industries, Inc.(1)	4.00	10/15/29	140,000	121,217
Winnebago Industries, Inc.(1)	6.25	07/15/28	83,000	81,325
				385,722
INTERNET – 3.3%
GrubHub Holdings, Inc.(1)	5.50	07/01/27	135,000	120,530
Rakuten Group, Inc.(1),(2)	5.13	-	210,000	174,932
Rakuten Group, Inc.(1),(2)	6.25	-	265,000	192,296
Rakuten Group, Inc.(1)	9.75	04/15/29	520,000	515,753
Rakuten Group, Inc.(1)	11.25	02/15/27	500,000	520,887
				1,524,398

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 17.7%
Carnival Corp.(1)	4.00	08/01/28	$632,000	$578,277
Carnival Corp.(1)	5.75	03/01/27	728,000	710,995
Carnival Corp.(1)	6.00	05/01/29	537,000	520,712
Carnival Corp.(1)	7.00	08/15/29	140,000	143,811
Carnival Corp.(1)	7.63	03/01/26	372,000	374,558
Carnival Corp.(1)	10.50	06/01/30	270,000	293,395
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	560,000	607,540
Life Time, Inc.(1)	5.75	01/15/26	258,000	255,385
Life Time, Inc.(1)	8.00	04/15/26	125,000	125,319
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	70,000	73,284
Lindblad Expeditions LLC(1)	6.75	02/15/27	103,000	102,121
NCL Corp. Ltd.(1)	5.88	03/15/26	387,000	379,465
NCL Corp. Ltd.(1)	5.88	02/15/27	265,000	259,063
NCL Corp. Ltd.(1)	7.75	02/15/29	150,000	153,331
NCL Corp. Ltd.(1)	8.13	01/15/29	220,000	229,287
NCL Corp. Ltd.(1)	8.38	02/01/28	166,000	173,249
NCL Finance Ltd.(1)	6.13	03/15/28	142,000	138,669
Royal Caribbean Cruises Ltd.	3.70	03/15/28	135,000	124,150
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	175,000	168,162
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	277,000	269,752
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	275,000	269,949
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	392,000	381,834
Royal Caribbean Cruises Ltd.(1)	6.25	03/15/32	330,000	325,534
Royal Caribbean Cruises Ltd.(1)	7.25	01/15/30	195,000	200,653
Royal Caribbean Cruises Ltd.	7.50	10/15/27	82,000	85,468
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	275,000	293,880
Viking Cruises Ltd.(1)	5.88	09/15/27	225,000	218,329
Viking Cruises Ltd.(1)	6.25	05/15/25	70,000	69,828
Viking Cruises Ltd.(1)	7.00	02/15/29	135,000	134,599
Viking Cruises Ltd.(1)	9.13	07/15/31	185,000	198,564
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	97,000	92,901
VOC Escrow Ltd.(1)	5.00	02/15/28	180,000	171,791
				8,123,855
LODGING – 12.5%
Boyd Gaming Corp.	4.75	12/01/27	275,000	261,049
Boyd Gaming Corp.(1)	4.75	06/15/31	238,000	210,931
Full House Resorts, Inc.(1)	8.25	02/15/28	113,000	107,935
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	140,000	133,895
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	397,000	333,903
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	205,000	184,024
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	297,000	260,519
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	280,000	263,393
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	135,000	134,221
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	142,000	140,467
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	150,000	148,130
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	120,000	118,380
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	4.88	07/01/31	125,000	108,942

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 12.5% (Continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	5.00	06/01/29	$238,000	$216,685
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	6.63	01/15/32	245,000	241,731
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	165,000	160,579
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	127,000	114,132
Marriott Ownership Resorts, Inc.	4.75	01/15/28	95,000	88,096
MGM Resorts International	4.63	09/01/26	110,000	105,997
MGM Resorts International	4.75	10/15/28	210,000	196,037
MGM Resorts International	5.50	04/15/27	188,000	183,467
MGM Resorts International	5.75	06/15/25	185,000	184,087
MGM Resorts International	6.50	04/15/32	200,000	194,199
MGM Resorts International	6.75	05/01/25	177,000	176,913
Station Casinos LLC(1)	4.50	02/15/28	191,000	177,303
Station Casinos LLC(1)	4.63	12/01/31	135,000	118,456
Station Casinos LLC(1)	6.63	03/15/32	135,000	132,401
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(1)	5.88	05/15/25	77,000	76,381
Travel + Leisure Co.(1)	4.50	12/01/29	170,000	153,349
Travel + Leisure Co.(1)	4.63	03/01/30	97,000	86,728
Travel + Leisure Co.	6.00	04/01/27	115,000	113,687
Travel + Leisure Co.	6.60	10/01/25	90,000	90,579
Travel + Leisure Co.(1)	6.63	07/31/26	177,000	177,331
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	140,000	128,472
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	233,000	225,331
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.50	03/01/25	15,000	14,989
				5,762,719
MISCELLANEOUS MANUFACTURER – 0.3%
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	155,000	155,215

REAL ESTATE – 4.5%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	180,200	158,304
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	171,000	168,749
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	105,000	109,030
Five Point Operating Co. LP/Five Point Capital Corp.(1),(3)	10.50	01/15/28	141,402	144,395
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	110,000	113,411
Howard Hughes Corp.(1)	4.13	02/01/29	167,000	147,626
Howard Hughes Corp.(1)	4.38	02/01/31	175,000	148,570
Howard Hughes Corp.(1)	5.38	08/01/28	212,000	199,690
Hunt Cos, Inc.(1)	5.25	04/15/29	176,000	157,165
Kennedy-Wilson, Inc.	4.75	03/01/29	169,000	139,926
Kennedy-Wilson, Inc.	4.75	02/01/30	158,000	125,276
Kennedy-Wilson, Inc.	5.00	03/01/31	160,000	124,484
Newmark Group, Inc.(1)	7.50	01/12/29	155,000	156,643
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	125,000	84,014
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	154,000	107,639
				2,084,922

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 19.6%
Academy Ltd.(1)	6.00	11/15/27	$108,000	$105,685
Advance Auto Parts, Inc.	1.75	10/01/27	100,000	85,924
Advance Auto Parts, Inc.	3.50	03/15/32	90,000	75,155
Advance Auto Parts, Inc.	3.90	04/15/30	125,000	111,647
Advance Auto Parts, Inc.	5.90	03/09/26	80,000	79,810
Advance Auto Parts, Inc.	5.95	03/09/28	90,000	88,962
Asbury Automotive Group, Inc.	4.50	03/01/28	110,000	103,300
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	210,000	190,100
Asbury Automotive Group, Inc.	4.75	03/01/30	125,000	113,436
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	161,000	143,256
At Home Group, Inc.(1)	4.88	07/15/28	57,000	27,503
Bath & Body Works, Inc.	5.25	02/01/28	127,000	122,257
Bath & Body Works, Inc.(1)	6.63	10/01/30	237,000	237,005
Bath & Body Works, Inc.	6.69	01/15/27	85,000	85,608
Bath & Body Works, Inc.	6.75	07/01/36	145,000	141,639
Bath & Body Works, Inc.	6.88	11/01/35	220,000	218,757
Bath & Body Works, Inc.	6.95	03/01/33	80,000	77,381
Bath & Body Works, Inc.	7.50	06/15/29	135,000	138,685
Bath & Body Works, Inc.(1)	9.38	07/01/25	90,000	93,229
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	118,000	125,115
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	268,000	242,659
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	337,000	293,431
Foot Locker, Inc.(1)	4.00	10/01/29	109,000	87,329
Gap, Inc.(1)	3.63	10/01/29	202,000	171,090
Gap, Inc.(1)	3.88	10/01/31	192,000	156,251
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	150,000	143,054
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	145,000	137,034
Group 1 Automotive, Inc.(1)	4.00	08/15/28	202,000	183,912
Guitar Center, Inc.(1)	8.50	01/15/26	150,000	133,014
Ken Garff Automotive LLC(1)	4.88	09/15/28	108,000	100,307
Kohl’s Corp.	4.25	07/17/25	95,000	92,702
Kohl’s Corp.	4.63	05/01/31	127,000	104,835
Kohl’s Corp.	5.55	07/17/45	114,000	78,326
LCM Investments Holdings II LLC(1)	4.88	05/01/29	270,000	246,855
LCM Investments Holdings II LLC(1)	8.25	08/01/31	225,000	233,949
Lithia Motors, Inc.(1)	3.88	06/01/29	207,000	183,032
Lithia Motors, Inc.(1)	4.38	01/15/31	145,000	127,086
Lithia Motors, Inc.(1)	4.63	12/15/27	115,000	108,526
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	203,000	199,187
Macy’s Retail Holdings LLC	4.30	02/15/43	65,000	51,473
Macy’s Retail Holdings LLC	4.50	12/15/34	90,000	76,793
Macy’s Retail Holdings LLC	5.13	01/15/42	63,000	53,100
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	140,000	135,128
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	125,000	119,252
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	115,000	108,900
Michaels Cos, Inc.(1)	5.25	05/01/28	238,000	201,709
Michaels Cos, Inc.(1)	7.88	05/01/29	302,000	221,527
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	305,000	303,872

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 19.6% (Continued)
Nordstrom, Inc.	4.00	03/15/27	$96,000	$91,201
Nordstrom, Inc.	4.25	08/01/31	120,000	103,631
Nordstrom, Inc.	4.38	04/01/30	132,000	117,939
Nordstrom, Inc.	5.00	01/15/44	254,000	193,075
Nordstrom, Inc.	6.95	03/15/28	83,000	82,390
Penske Automotive Group, Inc.	3.50	09/01/25	155,000	149,637
Penske Automotive Group, Inc.	3.75	06/15/29	125,000	109,999
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	322,000	297,494
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	310,000	294,972
QVC, Inc.	4.38	09/01/28	135,000	103,939
QVC, Inc.	4.75	02/15/27	163,000	142,206
QVC, Inc.	5.45	08/15/34	103,000	67,748
QVC, Inc.	5.95	03/15/43	72,000	44,117
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	160,000	154,825
Sonic Automotive, Inc.(1)	4.63	11/15/29	173,000	155,024
Sonic Automotive, Inc.(1)	4.88	11/15/31	130,000	113,559
Victoria’s Secret & Co.(1)	4.63	07/15/29	160,000	125,846
				9,006,389
TEXTILES – 0.2%
Eagle Intermediate Global Holding BV/Eagle US Finance LLC(1)	7.50	05/01/25	146,000	92,836

TOTAL CORPORATE BONDS (Cost - $45,156,621)				45,323,680

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Skandinaviska Enskilda Banken, Stockholm	4.67	05/01/24	411,151	411,151
TOTAL SHORT-TERM INVESTMENTS (Cost - $411,151)				411,151

TOTAL INVESTMENTS – 99.3% (Cost - $45,567,772)				$45,734,831
OTHER ASSETS LESS LIABILITIES – 0.7%				320,494
NET ASSETS – 100.0%				$46,055,325

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $36,963,303 and represents 80.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
AGRICULTURE – 2.7%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$53,000	$51,407
Darling Ingredients, Inc.(1)	6.00	06/15/30	97,000	94,290
Turning Point Brands, Inc.(1)	5.63	02/15/26	25,000	24,477
Vector Group Ltd.(1)	5.75	02/01/29	85,000	77,367
Vector Group Ltd.(1)	10.50	11/01/26	49,000	49,415
				296,956
BEVERAGES – 1.2%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	72,000	65,786
Triton Water Holdings, Inc.(1)	6.25	04/01/29	72,000	64,636
				130,422
BUILDING MATERIALS – 0.3%
ACProducts Holdings, Inc.(1)	6.38	05/15/29	49,000	34,242

CHEMICALS – 0.5%
Cerdia Finanz GmbH(1)	10.50	02/15/27	50,000	51,881

COMMERCIAL SERVICES – 0.3%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	37,000	36,607

COSMETICS/PERSONAL CARE – 3.0%
Coty, Inc.(1)	5.00	04/15/26	54,000	53,011
Coty, Inc.(1)	6.50	04/15/26	36,000	36,058
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	50,000	46,657
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	75,000	75,104
Edgewell Personal Care Co.(1)	4.13	04/01/29	48,000	43,438
Edgewell Personal Care Co.(1)	5.50	06/01/28	72,000	69,551
Oriflame Investment Holding PLC(1)	5.13	05/04/26	55,000	14,850
				338,669
DISTRIBUTION/WHOLESALE – 0.2%
Resideo Funding, Inc.(1)	4.00	09/01/29	30,000	26,339

ELECTRIC – 26.3%
Algonquin Power & Utilities Corp.	4.75	01/18/82	72,000	62,517
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	37,000	33,539
Calpine Corp.(1)	3.75	03/01/31	81,000	70,162
Calpine Corp.(1)	4.50	02/15/28	121,000	113,100
Calpine Corp.(1)	4.63	02/01/29	60,000	55,173
Calpine Corp.(1)	5.00	02/01/31	85,000	77,115
Calpine Corp.(1)	5.13	03/15/28	140,000	132,924
Calpine Corp.(1)	5.25	06/01/26	42,000	41,439
Clearway Energy Operating LLC(1)	3.75	02/15/31	90,000	76,192
Clearway Energy Operating LLC(1)	3.75	01/15/32	36,000	29,843
Clearway Energy Operating LLC(1)	4.75	03/15/28	80,000	75,463
DPL, Inc.	4.13	07/01/25	37,000	35,975
DPL, Inc.	4.35	04/15/29	37,000	33,395
Drax FinCo. PLC(1)	6.63	11/01/25	48,000	48,000
Edison International	7.88	06/15/54	40,000	40,749
Edison International	8.13	06/15/53	50,000	51,121

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 26.3% (Continued)
Electricite de France SA(1),(2)	9.13	-	$145,000	$157,811
Emera, Inc.	6.75	06/15/76	120,000	119,082
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	36,000	29,834
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	48,000	44,950
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	59,000	55,032
NextEra Energy Operating Partners LP(1)	7.25	01/15/29	70,000	70,974
NRG Energy, Inc.(1)	3.38	02/15/29	51,000	44,772
NRG Energy, Inc.(1)	3.63	02/15/31	87,000	73,738
NRG Energy, Inc.(1)	3.88	02/15/32	55,000	46,391
NRG Energy, Inc.(1)	5.25	06/15/29	72,000	68,165
NRG Energy, Inc.	5.75	01/15/28	80,000	78,812
NRG Energy, Inc.	6.63	01/15/27	35,000	34,962
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	61,000	54,610
PG&E Corp.	5.00	07/01/28	97,000	92,511
PG&E Corp.	5.25	07/01/30	97,000	90,914
Talen Energy Supply LLC(1)	8.63	06/01/30	120,000	127,059
TransAlta Corp.	6.50	03/15/40	30,000	29,089
TransAlta Corp.	7.75	11/15/29	37,000	37,908
Vistra Operations Co. LLC(1)	4.38	05/01/29	116,000	105,725
Vistra Operations Co. LLC(1)	5.00	07/31/27	127,000	120,980
Vistra Operations Co. LLC(1)	5.50	09/01/26	102,000	99,634
Vistra Operations Co. LLC(1)	5.63	02/15/27	127,000	123,669
Vistra Operations Co. LLC(1)	6.88	04/15/32	100,000	99,651
Vistra Operations Co. LLC(1)	7.75	10/15/31	135,000	138,560
				2,921,540
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	78,000	68,978
Energizer Holdings, Inc.(1)	4.75	06/15/28	60,000	54,575
Energizer Holdings, Inc.(1)	6.50	12/31/27	25,000	24,720
				148,273
ENERGY-ALTERNATE SOURCES – 2.0%
Sunnova Energy Corp.(1)	5.88	09/01/26	37,000	23,047
Sunnova Energy Corp.(1)	11.75	10/01/28	40,000	23,921
TerraForm Power Operating LLC(1)	4.75	01/15/30	67,000	59,790
TerraForm Power Operating LLC(1)	5.00	01/31/28	67,000	62,586
Topaz Solar Farms LLC(1)	5.75	09/30/39	51,065	50,605
				219,949
FOOD – 24.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	68,000	64,645
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	138,000	121,903
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	133,000	127,199
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	92,000	85,880
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	67,000	65,715
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	75,000	75,004
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	60,000	60,959
Aragvi Finance International DAC(1)	8.45	04/29/26	48,000	39,341

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 24.0% (Continued)
B&G Foods, Inc.	5.25	09/15/27	$59,000	$54,526
B&G Foods, Inc.(1)	8.00	09/15/28	50,000	51,875
C&S Group Enterprises LLC(1)	5.00	12/15/28	37,000	28,543
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	42,000	38,920
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	45,000	45,532
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	50,000	50,988
Ingles Markets, Inc.(1)	4.00	06/15/31	31,000	26,713
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	75,000	75,823
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	95,000	84,734
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	70,000	60,711
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	47,000	44,915
Performance Food Group, Inc.(1)	4.25	08/01/29	97,000	87,013
Performance Food Group, Inc.(1)	5.50	10/15/27	107,000	103,673
Performance Food Group, Inc.(1)	6.88	05/01/25	20,000	20,000
Pilgrim’s Pride Corp.	3.50	03/01/32	85,000	70,057
Pilgrim’s Pride Corp.	4.25	04/15/31	90,000	79,687
Pilgrim’s Pride Corp.	6.25	07/01/33	100,000	99,561
Pilgrim’s Pride Corp.	6.88	05/15/34	50,000	51,891
Post Holdings, Inc.(1)	4.50	09/15/31	96,000	84,473
Post Holdings, Inc.(1)	4.63	04/15/30	133,000	120,202
Post Holdings, Inc.(1)	5.50	12/15/29	115,000	109,200
Post Holdings, Inc.(1)	5.63	01/15/28	92,000	89,369
Post Holdings, Inc.(1)	6.25	02/15/32	100,000	98,790
Safeway, Inc.	7.25	02/01/31	25,000	26,110
Sigma Holdco BV(1)	7.88	05/15/26	47,000	44,605
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	80,000	69,105
TreeHouse Foods, Inc.	4.00	09/01/28	48,000	42,558
United Natural Foods, Inc.(1)	6.75	10/15/28	48,000	36,890
US Foods, Inc.(1)	4.63	06/01/30	48,000	43,686
US Foods, Inc.(1)	4.75	02/15/29	85,000	79,283
US Foods, Inc.(1)	6.88	09/15/28	50,000	50,488
US Foods, Inc.(1)	7.25	01/15/32	50,000	51,118
				2,661,685
GAS – 2.1%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	66,000	65,666
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	53,000	51,493
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	67,000	65,940
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	45,000	46,801
				229,900
HOME FURNISHINGS – 1.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	75,000	61,821
Tempur Sealy International, Inc.(1)	4.00	04/15/29	77,000	68,536
				130,357

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 2.8%
ACCO Brands Corp.(1)	4.25	03/15/29	$55,000	$47,885
Central Garden & Pet Co.	4.13	10/15/30	48,000	41,969
Central Garden & Pet Co.(1)	4.13	04/30/31	37,000	32,048
Central Garden & Pet Co.	5.13	02/01/28	35,000	33,544
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	47,000	45,459
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	50,000	48,415
Spectrum Brands, Inc.(1)	3.88	03/15/31	38,000	35,594
Spectrum Brands, Inc.(1)	5.00	10/01/29	30,000	29,255
				314,169
HOUSEWARES – 5.8%
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	67,000	66,661
Newell Brands, Inc.	4.88	06/01/25	48,000	47,273
Newell Brands, Inc.	5.70	04/01/26	188,000	185,161
Newell Brands, Inc.	6.38	09/15/27	49,000	47,935
Newell Brands, Inc.	6.63	09/15/29	48,000	46,452
Newell Brands, Inc.	6.88	04/01/36	42,000	36,707
Newell Brands, Inc.	7.00	04/01/46	65,000	52,803
Scotts Miracle-Gro Co.	4.00	04/01/31	50,000	42,162
Scotts Miracle-Gro Co.	4.38	02/01/32	35,000	29,492
Scotts Miracle-Gro Co.	4.50	10/15/29	45,000	40,169
Scotts Miracle-Gro Co.	5.25	12/15/26	15,000	14,616
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	60,000	37,132
				646,563
LEISURE TIME – 1.9%
Acushnet Co.(1)	7.38	10/15/28	35,000	35,966
Amer Sports Co.(1)	6.75	02/16/31	80,000	78,851
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	49,000	46,021
Vista Outdoor, Inc.(1)	4.50	03/15/29	48,000	47,450
				208,288
PHARMACEUTICALS – 1.9%
BellRing Brands, Inc.(1)	7.00	03/15/30	80,000	81,029
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	25,000	24,009
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	60,000	35,295
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	80,000	76,491
				216,824
RETAIL – 20.5%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	73,000	65,240
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	142,000	131,121
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	278,000	239,926
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	82,000	76,336
99 Cents Only Stores LLC(1),(3)	7.50	01/15/26	35,000	11,200
Arko Corp.(1)	5.13	11/15/29	42,000	33,887
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	30,000	27,682
Brinker International, Inc.(1)	8.25	07/15/30	35,000	36,472
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	25,000	25,451
CEC Entertainment LLC(1)	6.75	05/01/26	62,000	61,187
Dave & Buster’s, Inc.(1)	7.63	11/01/25	42,000	42,311

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 20.5% (Continued)
eG Global Finance PLC(1)	12.00	11/30/28	$105,000	$108,498
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	60,000	58,839
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	84,000	79,669
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	36,000	27,389
IRB Holding Corp.(1)	7.00	06/15/25	67,000	66,914
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	73,000	70,524
Marks & Spencer PLC(1)	7.13	12/01/37	30,000	30,745
Murphy Oil USA, Inc.(1)	3.75	02/15/31	47,000	40,388
Murphy Oil USA, Inc.	4.75	09/15/29	50,000	46,587
Murphy Oil USA, Inc.	5.63	05/01/27	30,000	29,629
Papa John’s International, Inc.(1)	3.88	09/15/29	37,000	32,233
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	50,000	53,688
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	35,000	35,416
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	62,000	55,130
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	35,000	34,512
Walgreen Co.	4.40	09/15/42	20,000	16,042
Walgreens Boots Alliance, Inc.	3.20	04/15/30	50,000	42,902
Walgreens Boots Alliance, Inc.	3.45	06/01/26	140,000	132,392
Walgreens Boots Alliance, Inc.	4.10	04/15/50	70,000	49,262
Walgreens Boots Alliance, Inc.	4.50	11/18/34	25,000	21,522
Walgreens Boots Alliance, Inc.	4.65	06/01/46	30,000	24,207
Walgreens Boots Alliance, Inc.	4.80	11/18/44	75,000	60,664
Yum! Brands, Inc.	3.63	03/15/31	108,000	93,408
Yum! Brands, Inc.	4.63	01/31/32	103,000	92,821
Yum! Brands, Inc.(1)	4.75	01/15/30	79,000	74,007
Yum! Brands, Inc.	5.35	11/01/43	30,000	27,912
Yum! Brands, Inc.	5.38	04/01/32	100,000	94,420
Yum! Brands, Inc.	6.88	11/15/37	25,000	26,562
				2,277,095
TOTAL CORPORATE BONDS (Cost - $10,914,315)				10,889,759

SHORT-TERM INVESTMENTS – 1.2%
TIME DEPOSITS – 1.2%
Sumitomo Mitsui Trust Bank, London	4.67	05/01/24	130,111	130,111
TOTAL SHORT-TERM INVESTMENTS (Cost - $130,111)				130,111

TOTAL INVESTMENTS – 99.2% (Cost - $11,044,426)				$11,019,870
OTHER ASSETS LESS LIABILITIES – 0.8%				85,576
NET ASSETS – 100.0%				$11,105,446

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $8,164,110 and represents 73.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
UNITED STATES(a) – 100.0%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	138,997	$5,118,022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	84,706	3,130,734
BondBloxx USD High Yield Bond Energy Sector ETF	101,767	3,941,365
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	128,761	4,716,052
BondBloxx USD High Yield Bond Healthcare Sector ETF	115,984	3,943,526
BondBloxx USD High Yield Bond Industrial Sector ETF	262,093	9,805,004
BondBloxx USD High Yield Bond Telecom Media & Technology Sector ETF	259,767	8,591,975
TOTAL EXCHANGE-TRADED FUNDS (Cost - $39,103,536)		39,246,678

	Rate (%)	Maturity	Face Amount
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	4.67	05/01/24	$48,633	48,633
TOTAL SHORT-TERM INVESTMENTS (Cost - $48,633)				48,633

TOTAL INVESTMENTS – 100.1% (Cost - $39,152,169)				$39,295,311
OTHER ASSETS LESS LIABILITIES – (0.1)%				(28,310)
NET ASSETS – 100.0%				$39,267,001

(a)	Represents investments in Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.5%
ADVERTISING – 0.4%
Lamar Media Corp.	3.63	01/15/31	$50,000	$42,794
Lamar Media Corp.	3.75	02/15/28	75,000	69,293
Lamar Media Corp.	4.00	02/15/30	45,000	40,203
Lamar Media Corp.	4.88	01/15/29	35,000	33,195
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	35,000	35,948
				221,433
AEROSPACE/DEFENSE – 0.4%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	50,000	50,332
Moog, Inc.(1)	4.25	12/15/27	45,000	42,053
Spirit AeroSystems, Inc.	3.85	06/15/26	25,000	23,899
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	80,000	86,622
				202,906
AGRICULTURE – 0.4%
Darling Ingredients, Inc.(1)	5.25	04/15/27	50,000	48,497
Darling Ingredients, Inc.(1)	6.00	06/15/30	85,000	82,626
Vector Group Ltd.(1)	5.75	02/01/29	75,000	68,265
				199,388
AIRLINES – 2.2%
Air Canada(1)	3.88	08/15/26	105,000	99,694
Allegiant Travel Co.(1)	7.25	08/15/27	45,000	43,540
American Airlines, Inc.(1)	7.25	02/15/28	65,000	65,435
American Airlines, Inc.(1)	8.50	05/15/29	85,000	88,595
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	226,667	224,246
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	270,000	260,972
Delta Air Lines, Inc.	3.75	10/28/29	45,000	40,608
Delta Air Lines, Inc.	4.38	04/19/28	40,000	38,308
Delta Air Lines, Inc.	7.38	01/15/26	70,000	71,664
United Airlines, Inc.(1)	4.38	04/15/26	180,000	173,305
United Airlines, Inc.(1)	4.63	04/15/29	195,000	179,915
				1,286,282
APPAREL – 0.3%
Kontoor Brands, Inc.(1)	4.13	11/15/29	35,000	31,123
Levi Strauss & Co.(1)	3.50	03/01/31	45,000	38,448
Under Armour, Inc.	3.25	06/15/26	55,000	51,834
William Carter Co.(1)	5.63	03/15/27	45,000	43,845
				165,250
AUTO MANUFACTURERS – 0.6%
Allison Transmission, Inc.(1)	3.75	01/30/31	100,000	85,689
Allison Transmission, Inc.(1)	4.75	10/01/27	30,000	28,703
Allison Transmission, Inc.(1)	5.88	06/01/29	40,000	39,028
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	50,000	46,589
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	35,000	32,968
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	50,000	48,648
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	60,000	60,363
				341,988

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 0.8%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	$40,000	$40,452
Dana, Inc.	4.25	09/01/30	60,000	52,049
Dana, Inc.	5.38	11/15/27	55,000	53,202
Dana, Inc.	5.63	06/15/28	20,000	19,295
Phinia, Inc.(1)	6.75	04/15/29	50,000	50,240
ZF North America Capital, Inc.(1)	6.75	04/23/30	80,000	80,239
ZF North America Capital, Inc.(1)	6.88	04/14/28	55,000	55,425
ZF North America Capital, Inc.(1)	6.88	04/23/32	60,000	60,672
ZF North America Capital, Inc.(1)	7.13	04/14/30	50,000	51,175
				462,749
BANKS – 1.6%
Banc of California	3.25	05/01/31	35,000	32,062
Dresdner Funding Trust I(1)	8.15	06/30/31	90,000	97,218
Intesa Sanpaolo SpA(1)	4.20	06/01/32	70,000	57,408
Intesa Sanpaolo SpA(1)	4.95	06/01/42	70,000	50,377
Intesa Sanpaolo SpA(1)	5.71	01/15/26	130,000	128,142
Popular, Inc.	7.25	03/13/28	35,000	35,135
Standard Chartered PLC(1),(2)	7.01	-	65,000	65,907
Texas Capital Bancshares, Inc.	4.00	05/06/31	35,000	31,228
UniCredit SpA(1)	5.46	06/30/35	135,000	124,254
UniCredit SpA(1)	5.86	06/19/32	90,000	87,049
UniCredit SpA(1)	7.30	04/02/34	115,000	116,016
Valley National Bancorp	3.00	06/15/31	30,000	22,527
Western Alliance Bancorp.	3.00	06/15/31	50,000	42,649
				889,972
BUILDING MATERIALS – 2.9%
Boise Cascade Co.(1)	4.88	07/01/30	35,000	32,136
Builders FirstSource, Inc.(1)	4.25	02/01/32	120,000	104,620
Builders FirstSource, Inc.(1)	5.00	03/01/30	55,000	51,546
Builders FirstSource, Inc.(1)	6.38	06/15/32	65,000	64,380
Builders FirstSource, Inc.(1)	6.38	03/01/34	90,000	88,442
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	265,000	262,957
James Hardie International Finance DAC(1)	5.00	01/15/28	35,000	33,675
Knife River Corp.(1)	7.75	05/01/31	35,000	36,387
Louisiana-Pacific Corp.(1)	3.63	03/15/29	35,000	31,368
Masonite International Corp.(1)	3.50	02/15/30	25,000	21,931
Masonite International Corp.(1)	5.38	02/01/28	75,000	75,664
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	65,000	64,594
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	100,000	96,830
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	100,000	105,390
Standard Industries, Inc./NJ(1)	3.38	01/15/31	120,000	98,406
Standard Industries, Inc./NJ(1)	4.38	07/15/30	140,000	124,106
Standard Industries, Inc./NJ(1)	4.75	01/15/28	95,000	89,686
Standard Industries, Inc./NJ(1)	5.00	02/15/27	75,000	72,306
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	60,000	57,712
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	25,000	25,039
Summit Materials LLC/Summit Materials Finance Corp.(1)	7.25	01/15/31	95,000	97,666
				1,634,841

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.3%
Ashland, Inc.(1)	3.38	09/01/31	$40,000	$33,214
Ashland, Inc.	6.88	05/15/43	25,000	24,991
Avient Corp.(1)	5.75	05/15/25	60,000	59,758
Avient Corp.(1)	7.13	08/01/30	65,000	65,823
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	45,000	45,951
Axalta Coating Systems LLC(1)	3.38	02/15/29	60,000	52,488
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	45,000	43,217
Element Solutions, Inc.(1)	3.88	09/01/28	70,000	63,080
HB Fuller Co.	4.00	02/15/27	50,000	47,655
INEOS Finance PLC(1)	6.75	05/15/28	35,000	34,428
INEOS Finance PLC(1)	7.50	04/15/29	85,000	85,502
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	40,000	42,305
Ingevity Corp.(1)	3.88	11/01/28	45,000	40,090
Methanex Corp.	5.13	10/15/27	60,000	57,766
Methanex Corp.	5.25	12/15/29	65,000	61,673
Methanex Corp.	5.65	12/01/44	30,000	25,415
Minerals Technologies, Inc.(1)	5.00	07/01/28	40,000	37,978
NOVA Chemicals Corp.(1)	4.25	05/15/29	55,000	46,090
NOVA Chemicals Corp.(1)	5.00	05/01/25	45,000	44,231
NOVA Chemicals Corp.(1)	5.25	06/01/27	100,000	94,176
NOVA Chemicals Corp.(1)	8.50	11/15/28	40,000	42,093
NOVA Chemicals Corp.(1)	9.00	02/15/30	55,000	56,741
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	35,000	32,122
Olin Corp.	5.00	02/01/30	50,000	46,710
Olin Corp.	5.13	09/15/27	45,000	43,488
Olin Corp.	5.63	08/01/29	60,000	57,896
SNF Group SACA(1)	3.13	03/15/27	40,000	36,771
SNF Group SACA(1)	3.38	03/15/30	20,000	17,217
				1,338,869
COAL – 0.1%
SunCoke Energy, Inc.(1)	4.88	06/30/29	45,000	39,788

COMMERCIAL SERVICES – 4.1%
ADT Security Corp.(1)	4.13	08/01/29	90,000	81,424
ADT Security Corp.(1)	4.88	07/15/32	70,000	62,388
Adtalem Global Education, Inc.(1)	5.50	03/01/28	40,000	37,940
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	50,000	49,130
AMN Healthcare, Inc.(1)	4.00	04/15/29	25,000	22,176
AMN Healthcare, Inc.(1)	4.63	10/01/27	50,000	47,019
APX Group, Inc.(1)	6.75	02/15/27	50,000	49,713
Block, Inc.	2.75	06/01/26	85,000	79,936
Block, Inc.	3.50	06/01/31	100,000	84,549
Boost Newco Borrower LLC(1)	7.50	01/15/31	195,000	201,398
Brink’s Co.(1)	4.63	10/15/27	50,000	47,040
Brink’s Co.(1)	5.50	07/15/25	35,000	34,740
CoreCivic, Inc.	8.25	04/15/29	45,000	46,536
GEO Group, Inc.(1)	8.63	04/15/29	60,000	60,782
Graham Holdings Co.(1)	5.75	06/01/26	35,000	34,702
Grand Canyon University	5.13	10/01/28	35,000	31,235

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 4.1% (Continued)
Herc Holdings, Inc.(1)	5.50	07/15/27	$110,000	$106,942
Korn Ferry(1)	4.63	12/15/27	35,000	33,220
Port of Newcastle Investments Financing Pty Ltd.(1)	5.90	11/24/31	30,000	27,361
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	95,000	86,609
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	115,000	113,656
Service Corp. International/US	3.38	08/15/30	80,000	67,923
Service Corp. International/US	4.00	05/15/31	75,000	64,672
Service Corp. International/US	4.63	12/15/27	50,000	47,630
Service Corp. International/US	5.13	06/01/29	70,000	67,011
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	45,000	43,368
TriNet Group, Inc.(1)	3.50	03/01/29	40,000	35,059
TriNet Group, Inc.(1)	7.13	08/15/31	40,000	40,235
United Rentals North America, Inc.	3.75	01/15/32	65,000	55,587
United Rentals North America, Inc.	3.88	11/15/27	85,000	79,454
United Rentals North America, Inc.	3.88	02/15/31	90,000	78,991
United Rentals North America, Inc.	4.00	07/15/30	70,000	62,452
United Rentals North America, Inc.	4.88	01/15/28	145,000	139,124
United Rentals North America, Inc.	5.25	01/15/30	70,000	67,216
United Rentals North America, Inc.	5.50	05/15/27	45,000	44,387
United Rentals North America, Inc.(1)	6.13	03/15/34	105,000	102,652
				2,334,257
COMPUTERS – 1.5%
ASGN, Inc.(1)	4.63	05/15/28	45,000	42,035
Crane NXT Co.	4.20	03/15/48	30,000	20,610
Crowdstrike Holdings, Inc.	3.00	02/15/29	65,000	57,169
KBR, Inc.(1)	4.75	09/30/28	25,000	23,354
NCR Atleos Corp.(1)	9.50	04/01/29	125,000	132,989
Seagate HDD Cayman	4.09	06/01/29	45,000	40,987
Seagate HDD Cayman	4.13	01/15/31	23,000	19,987
Seagate HDD Cayman	4.88	06/01/27	50,000	48,344
Seagate HDD Cayman	5.75	12/01/34	50,000	47,451
Seagate HDD Cayman(1)	8.25	12/15/29	40,000	42,549
Seagate HDD Cayman(1)	8.50	07/15/31	40,000	42,744
Seagate HDD Cayman	9.63	12/01/32	75,850	85,143
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(1)	5.75	06/01/25	25,000	24,916
Unisys Corp.(1)	6.88	11/01/27	40,000	34,534
Western Digital Corp.	4.75	02/15/26	225,000	219,120
				881,932
COSMETICS/PERSONAL CARE – 0.5%
Coty, Inc.(1)	5.00	04/15/26	55,000	53,993
Coty, Inc.(1)	6.50	04/15/26	41,000	41,066
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	40,000	37,325
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	65,000	65,090
Edgewell Personal Care Co.(1)	4.13	04/01/29	35,000	31,674
Edgewell Personal Care Co.(1)	5.50	06/01/28	75,000	72,449
				301,597

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DISTRIBUTION/WHOLESALE – 0.2%
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	$60,000	$55,283
Resideo Funding, Inc.(1)	4.00	09/01/29	20,000	17,559
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	50,000	50,535
				123,377
DIVERSIFIED FINANCIAL SERVICES – 6.2%
Ally Financial, Inc.	5.75	11/20/25	115,000	114,097
Ally Financial, Inc.	6.70	02/14/33	40,000	39,262
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	80,000	83,264
Brightsphere Investment Group, Inc.	4.80	07/27/26	25,000	24,088
Burford Capital Global Finance LLC(1)	6.25	04/15/28	35,000	33,709
Burford Capital Global Finance LLC(1)	6.88	04/15/30	35,000	33,947
Burford Capital Global Finance LLC(1)	9.25	07/01/31	55,000	57,360
Credit Acceptance Corp.	6.63	03/15/26	40,000	39,915
Credit Acceptance Corp.(1)	9.25	12/15/28	55,000	58,383
Encore Capital Group, Inc.(1)	9.25	04/01/29	45,000	46,030
GGAM Finance Ltd.(1)	6.88	04/15/29	30,000	30,047
GGAM Finance Ltd.(1)	7.75	05/15/26	35,000	35,581
GGAM Finance Ltd.(1)	8.00	02/15/27	60,000	61,538
GGAM Finance Ltd.(1)	8.00	06/15/28	60,000	61,837
goeasy Ltd.(1)	4.38	05/01/26	25,000	24,031
goeasy Ltd.(1)	7.63	07/01/29	25,000	25,015
goeasy Ltd.(1)	9.25	12/01/28	60,000	63,409
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	50,000	45,518
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	130,000	130,896
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	90,000	81,055
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	25,000	24,599
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	35,000	35,646
Macquarie Airfinance Holdings Ltd.(1)	6.40	03/26/29	60,000	59,887
Macquarie Airfinance Holdings Ltd.(1)	6.50	03/26/31	50,000	50,084
Macquarie Airfinance Holdings Ltd.(1)	8.13	03/30/29	40,000	41,871
Macquarie Airfinance Holdings Ltd.(1)	8.38	05/01/28	45,000	47,296
Midcap Financial Issuer Trust(1)	5.63	01/15/30	35,000	29,472
Midcap Financial Issuer Trust(1)	6.50	05/01/28	95,000	86,012
Nationstar Mortgage Holdings, Inc.(1)	5.00	02/01/26	45,000	43,817
Navient Corp.	11.50	03/15/31	40,000	43,773
Navient Corp.	4.88	03/15/28	45,000	40,700
Navient Corp.	5.00	03/15/27	60,000	56,619
Navient Corp.	5.50	03/15/29	80,000	71,782
Navient Corp.	5.63	08/01/33	50,000	39,760
Navient Corp.	6.75	06/25/25	55,000	54,877
Navient Corp.	6.75	06/15/26	45,000	44,891
Navient Corp.	9.38	07/25/30	45,000	46,340
OneMain Finance Corp.	3.50	01/15/27	70,000	64,463
OneMain Finance Corp.	3.88	09/15/28	45,000	39,654
OneMain Finance Corp.	4.00	09/15/30	85,000	71,568
OneMain Finance Corp.	5.38	11/15/29	65,000	60,159
OneMain Finance Corp.	6.63	01/15/28	70,000	69,839
OneMain Finance Corp.	7.13	03/15/26	145,000	146,430

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.2% (Continued)
OneMain Finance Corp.	7.88	03/15/30	$75,000	$76,583
OneMain Finance Corp.	9.00	01/15/29	75,000	78,695
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	60,000	53,261
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	55,000	54,306
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	45,000	40,831
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	70,000	71,500
PRA Group, Inc.(1)	5.00	10/01/29	25,000	20,719
PRA Group, Inc.(1)	7.38	09/01/25	25,000	24,907
PRA Group, Inc.(1)	8.38	02/01/28	40,000	39,044
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	100,000	91,898
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	65,000	57,326
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	130,000	110,318
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	80,000	65,385
SLM Corp.	3.13	11/02/26	85,000	78,924
SLM Corp.	4.20	10/29/25	10,000	9,676
StoneX Group, Inc.(1)	7.88	03/01/31	50,000	50,606
StoneX Group, Inc.(1)	8.63	06/15/25	30,000	30,099
Synchrony Financial	7.25	02/02/33	65,000	63,454
United Wholesale Mortgage LLC(1)	5.50	11/15/25	75,000	73,840
United Wholesale Mortgage LLC(1)	5.50	04/15/29	60,000	55,801
United Wholesale Mortgage LLC(1)	5.75	06/15/27	45,000	43,227
				3,548,921
ELECTRIC – 4.5%
Algonquin Power & Utilities Corp.	4.75	01/18/82	65,000	56,439
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	40,000	36,258
Calpine Corp.(1)	3.75	03/01/31	80,000	69,296
Calpine Corp.(1)	4.50	02/15/28	115,000	107,491
Calpine Corp.(1)	5.25	06/01/26	35,000	34,532
Clearway Energy Operating LLC(1)	3.75	02/15/31	90,000	76,192
Clearway Energy Operating LLC(1)	3.75	01/15/32	25,000	20,724
Clearway Energy Operating LLC(1)	4.75	03/15/28	80,000	75,463
DPL, Inc.	4.13	07/01/25	50,000	48,615
DPL, Inc.	4.35	04/15/29	40,000	36,102
Drax FinCo. PLC(1)	6.63	11/01/25	45,000	45,000
Edison International	7.88	06/15/54	35,000	35,655
Edison International	8.13	06/15/53	50,000	51,121
Electricite de France SA(1),(2)	9.13	-	140,000	152,369
Emera, Inc.	6.75	06/15/76	105,000	104,197
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	40,000	33,149
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	40,000	37,458
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	60,000	55,965
NextEra Energy Operating Partners LP(1)	7.25	01/15/29	65,000	65,904
NRG Energy, Inc.(1)	3.38	02/15/29	40,000	35,116
NRG Energy, Inc.(1)	3.63	02/15/31	90,000	76,281
NRG Energy, Inc.(1)	3.88	02/15/32	50,000	42,173
NRG Energy, Inc.(1)	5.25	06/15/29	70,000	66,272
NRG Energy, Inc.	5.75	01/15/28	95,000	93,590
NRG Energy, Inc.	6.63	01/15/27	35,000	34,962

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 4.5% (Continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	$55,000	$49,238
PG&E Corp.	5.00	07/01/28	95,000	90,604
PG&E Corp.	5.25	07/01/30	90,000	84,353
Talen Energy Supply LLC(1)	8.63	06/01/30	105,000	111,176
Terraform Global Operating LP(1)	6.13	03/01/26	25,000	24,709
TransAlta Corp.	6.50	03/15/40	25,000	24,241
TransAlta Corp.	7.75	11/15/29	35,000	35,859
Vistra Operations Co. LLC(1)	4.38	05/01/29	110,000	100,256
Vistra Operations Co. LLC(1)	5.00	07/31/27	120,000	114,312
Vistra Operations Co. LLC(1)	5.50	09/01/26	85,000	83,029
Vistra Operations Co. LLC(1)	5.63	02/15/27	130,000	126,591
Vistra Operations Co. LLC(1)	6.88	04/15/32	80,000	79,721
Vistra Operations Co. LLC(1)	7.75	10/15/31	145,000	148,824
				2,563,237
ELECTRICAL COMPONENTS & EQUIPMENT – 0.8%
EnerSys(1)	4.38	12/15/27	30,000	28,206
EnerSys(1)	6.63	01/15/32	25,000	24,928
WESCO Distribution, Inc.(1)	6.38	03/15/29	75,000	74,599
WESCO Distribution, Inc.(1)	6.63	03/15/32	80,000	79,726
WESCO Distribution, Inc.(1)	7.13	06/15/25	130,000	130,217
WESCO Distribution, Inc.(1)	7.25	06/15/28	140,000	142,348
				480,024
ELECTRONICS – 1.1%
Atkore, Inc.(1)	4.25	06/01/31	35,000	30,783
Coherent Corp.(1)	5.00	12/15/29	110,000	101,614
Imola Merger Corp.(1)	4.75	05/15/29	180,000	165,892
Sensata Technologies BV(1)	4.00	04/15/29	115,000	103,068
Sensata Technologies BV(1)	5.00	10/01/25	60,000	59,282
Sensata Technologies BV(1)	5.88	09/01/30	55,000	53,128
Sensata Technologies, Inc.(1)	3.75	02/15/31	90,000	76,143
Sensata Technologies, Inc.(1)	4.38	02/15/30	10,000	8,964
TTM Technologies, Inc.(1)	4.00	03/01/29	45,000	40,287
				639,161
ENERGY-ALTERNATE SOURCES – 0.3%
TerraForm Power Operating LLC(1)	4.75	01/15/30	60,000	53,544
TerraForm Power Operating LLC(1)	5.00	01/31/28	65,000	60,718
Topaz Solar Farms LLC(1)	5.75	09/30/39	46,253	45,836
				160,098
ENGINEERING & CONSTRUCTION – 0.6%
AECOM	5.13	03/15/27	90,000	87,507
Arcosa, Inc.(1)	4.38	04/15/29	40,000	36,456
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru(1)	4.05	04/27/26	35,000	32,577
Dycom Industries, Inc.(1)	4.50	04/15/29	45,000	41,566
Fluor Corp.	4.25	09/15/28	55,000	51,359
TopBuild Corp.(1)	3.63	03/15/29	35,000	31,453

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.6% (Continued)
TopBuild Corp.(1)	4.13	02/15/32	$45,000	$39,001
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	40,000	36,620
				356,539
ENTERTAINMENT – 2.5%
Caesars Entertainment, Inc.(1)	6.50	02/15/32	155,000	152,819
Caesars Entertainment, Inc.(1)	7.00	02/15/30	185,000	186,415
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(1)	5.50	05/01/25	90,000	90,000
International Game Technology PLC(1)	4.13	04/15/26	70,000	67,459
International Game Technology PLC(1)	5.25	01/15/29	65,000	61,445
International Game Technology PLC(1)	6.25	01/15/27	70,000	69,946
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	45,000	40,900
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	110,000	110,309
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	30,000	28,546
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	95,000	84,387
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	20,000	16,983
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	35,000	36,692
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.(1)	6.63	05/01/32	75,000	74,755
Six Flags Theme Parks, Inc.(1)	7.00	07/01/25	36,000	36,105
Vail Resorts, Inc.(1)	6.25	05/15/25	50,000	50,064
WMG Acquisition Corp.(1)	3.00	02/15/31	75,000	62,326
WMG Acquisition Corp.(1)	3.75	12/01/29	50,000	44,021
WMG Acquisition Corp.(1)	3.88	07/15/30	45,000	39,271
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	65,000	60,356
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	90,000	91,344
				1,404,143
ENVIRONMENTAL CONTROL – 0.8%
Clean Harbors, Inc.(1)	4.88	07/15/27	55,000	53,027
Clean Harbors, Inc.(1)	5.13	07/15/29	20,000	19,077
Clean Harbors, Inc.(1)	6.38	02/01/31	45,000	44,624
GFL Environmental, Inc.(1)	3.50	09/01/28	70,000	62,999
GFL Environmental, Inc.(1)	3.75	08/01/25	80,000	77,880
GFL Environmental, Inc.(1)	4.25	06/01/25	45,000	44,395
GFL Environmental, Inc.(1)	5.13	12/15/26	45,000	43,869
GFL Environmental, Inc.(1)	6.75	01/15/31	90,000	90,840
Stericycle, Inc.(1)	3.88	01/15/29	45,000	40,087
				476,798
FOOD – 2.4%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	70,000	66,546
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	150,000	132,503
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	120,000	114,766
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	75,000	70,011
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	55,000	53,945
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	70,000	70,004
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	60,000	60,959
Ingles Markets, Inc.(1)	4.00	06/15/31	30,000	25,852
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	85,000	75,815

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.4% (Continued)
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	$65,000	$56,375
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	50,000	47,782
Performance Food Group, Inc.(1)	4.25	08/01/29	90,000	80,733
Performance Food Group, Inc.(1)	5.50	10/15/27	100,000	96,890
Performance Food Group, Inc.(1)	6.88	05/01/25	20,000	20,000
Pilgrim’s Pride Corp.	3.50	03/01/32	80,000	65,936
Pilgrim’s Pride Corp.	4.25	04/15/31	85,000	75,259
Pilgrim’s Pride Corp.	6.25	07/01/33	105,000	104,539
Pilgrim’s Pride Corp.	6.88	05/15/34	40,000	41,513
Post Holdings, Inc.(1)	6.25	02/15/32	90,000	88,911
Safeway, Inc.	7.25	02/01/31	25,000	26,110
				1,374,449
HEALTHCARE-PRODUCTS – 0.7%
Avantor Funding, Inc.(1)	3.88	11/01/29	75,000	66,472
Avantor Funding, Inc.(1)	4.63	07/15/28	160,000	148,888
Hologic, Inc.(1)	3.25	02/15/29	80,000	70,737
Hologic, Inc.(1)	4.63	02/01/28	40,000	38,084
Teleflex, Inc.(1)	4.25	06/01/28	25,000	23,127
Teleflex, Inc.	4.63	11/15/27	60,000	57,266
				404,574
HEALTHCARE-SERVICES – 2.5%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	45,000	40,470
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	45,000	39,296
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	45,000	41,901
Fortrea Holdings, Inc.(1)	7.50	07/01/30	50,000	50,499
IQVIA, Inc.(1)	5.00	10/15/26	115,000	112,586
IQVIA, Inc.(1)	5.00	05/15/27	100,000	96,637
IQVIA, Inc.(1)	6.50	05/15/30	40,000	40,231
Molina Healthcare, Inc.(1)	3.88	11/15/30	55,000	47,755
Molina Healthcare, Inc.(1)	3.88	05/15/32	65,000	54,444
Molina Healthcare, Inc.(1)	4.38	06/15/28	78,000	72,415
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	40,000	35,040
Tenet Healthcare Corp.	4.25	06/01/29	125,000	114,607
Tenet Healthcare Corp.	4.38	01/15/30	150,000	136,340
Tenet Healthcare Corp.	4.63	06/15/28	50,000	47,104
Tenet Healthcare Corp.	5.13	11/01/27	125,000	121,042
Tenet Healthcare Corp.	6.13	06/15/30	180,000	177,147
Tenet Healthcare Corp.(1)	6.75	05/15/31	130,000	130,420
Toledo Hospital	4.98	11/15/45	25,000	17,112
Toledo Hospital	5.33	11/15/28	25,000	23,511
Toledo Hospital	6.02	11/15/48	40,000	32,222
				1,430,779
HOLDING COMPANIES-DIVERS – 0.2%
Benteler International AG(1)	10.50	05/15/28	40,000	42,627
Stena International SA(1)	7.25	01/15/31	60,000	60,105
Stena International SA(1)	7.63	02/15/31	35,000	35,410
				138,142

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 1.5%
Adams Homes, Inc.(1)	9.25	10/15/28	$25,000	$25,839
Century Communities, Inc.(1)	3.88	08/15/29	40,000	34,969
Century Communities, Inc.	6.75	06/01/27	50,000	50,143
Forestar Group, Inc.(1)	3.85	05/15/26	35,000	33,248
Forestar Group, Inc.(1)	5.00	03/01/28	30,000	28,442
Installed Building Products, Inc.(1)	5.75	02/01/28	30,000	29,136
KB Home	4.00	06/15/31	40,000	34,777
KB Home	4.80	11/15/29	25,000	23,242
KB Home	6.88	06/15/27	25,000	25,595
KB Home	7.25	07/15/30	35,000	35,871
LGI Homes, Inc.(1)	4.00	07/15/29	30,000	25,758
LGI Homes, Inc.(1)	8.75	12/15/28	30,000	31,225
M/I Homes, Inc.	3.95	02/15/30	30,000	26,051
M/I Homes, Inc.	4.95	02/01/28	30,000	28,446
Mattamy Group Corp.(1)	4.63	03/01/30	60,000	53,791
Mattamy Group Corp.(1)	5.25	12/15/27	40,000	38,333
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	40,000	37,591
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	30,000	27,549
STL Holding Co. LLC(1)	8.75	02/15/29	25,000	25,712
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	40,000	37,286
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	45,000	43,793
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	45,000	44,345
Thor Industries, Inc.(1)	4.00	10/15/29	45,000	38,963
Tri Pointe Homes, Inc.	5.70	06/15/28	70,000	67,816
Winnebago Industries, Inc.(1)	6.25	07/15/28	25,000	24,496
				872,417
HOME FURNISHINGS – 0.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	70,000	57,700
Tempur Sealy International, Inc.(1)	4.00	04/15/29	75,000	66,756
				124,456
HOUSEHOLD PRODUCTS/WARES – 0.3%
ACCO Brands Corp.(1)	4.25	03/15/29	55,000	47,885
Central Garden & Pet Co.	4.13	10/15/30	35,000	30,602
Central Garden & Pet Co.(1)	4.13	04/30/31	45,000	38,978
Central Garden & Pet Co.	5.13	02/01/28	25,000	23,960
				141,425
HOUSEWARES – 0.7%
Newell Brands, Inc.	4.88	06/01/25	45,000	44,318
Newell Brands, Inc.	5.70	04/01/26	195,000	192,055
Newell Brands, Inc.	6.38	09/15/27	50,000	48,913
Newell Brands, Inc.	6.63	09/15/29	45,000	43,549
Newell Brands, Inc.	6.88	04/01/36	35,000	30,589
Newell Brands, Inc.	7.00	04/01/46	65,000	52,803
				412,227
INSURANCE – 0.5%
Assurant, Inc.	7.00	03/27/48	35,000	34,867
Constellation Insurance, Inc.(1)	6.63	05/01/31	25,000	23,597

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 0.5% (Continued)
Constellation Insurance, Inc.(1)	6.80	01/24/30	$35,000	$33,591
Genworth Holdings, Inc.	6.50	06/15/34	25,000	23,341
Global Atlantic Finance Co.(1)	4.70	10/15/51	65,000	57,464
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	45,000	41,067
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	95,000	58,499
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	20,000	20,893
				293,319
INTERNET – 2.1%
Cogent Communications Group, Inc.(1)	3.50	05/01/26	45,000	42,354
Gen Digital, Inc.(1)	6.75	09/30/27	90,000	90,411
Gen Digital, Inc.(1)	7.13	09/30/30	59,000	59,653
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	75,000	66,585
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	50,000	48,322
Match Group Holdings II LLC(1)	3.63	10/01/31	45,000	37,195
Match Group Holdings II LLC(1)	4.13	08/01/30	45,000	39,012
Match Group Holdings II LLC(1)	4.63	06/01/28	45,000	41,610
Match Group Holdings II LLC(1)	5.00	12/15/27	40,000	37,911
Match Group Holdings II LLC(1)	5.63	02/15/29	30,000	28,566
Rakuten Group, Inc.(1)	9.75	04/15/29	190,000	188,448
Rakuten Group, Inc.(1)	11.25	02/15/27	160,000	166,684
Uber Technologies, Inc.(1)	4.50	08/15/29	135,000	126,019
Uber Technologies, Inc.(1)	6.25	01/15/28	50,000	50,022
Uber Technologies, Inc.(1)	7.50	09/15/27	110,000	112,091
Ziff Davis, Inc.(1)	4.63	10/15/30	45,000	39,250
				1,174,133
INVESTMENT COMPANIES – 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	55,000	46,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	130,000	119,486
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	125,000	121,679
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.38	12/15/25	65,000	63,893
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	9.75	01/15/29	65,000	67,496
				418,904
IRON/STEEL – 1.4%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	65,000	64,832
Carpenter Technology Corp.	6.38	07/15/28	30,000	29,873
Carpenter Technology Corp.	7.63	03/15/30	30,000	30,598
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	30,000	27,794
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	30,000	26,317
Cleveland-Cliffs, Inc.	5.88	06/01/27	50,000	49,517
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	70,000	68,442
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	80,000	78,231
Commercial Metals Co.	3.88	02/15/31	55,000	47,916
Commercial Metals Co.	4.13	01/15/30	25,000	22,411
Mineral Resources Ltd.(1)	8.00	11/01/27	60,000	60,753
Mineral Resources Ltd.(1)	8.13	05/01/27	63,000	63,668
Mineral Resources Ltd.(1)	8.50	05/01/30	70,000	71,780
Mineral Resources Ltd.(1)	9.25	10/01/28	100,000	104,959

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 1.4% (Continued)
United States Steel Corp.	6.65	06/01/37	$25,000	$24,628
United States Steel Corp.	6.88	03/01/29	39,000	39,096
				810,815
LEISURE TIME – 2.5%
Acushnet Co.(1)	7.38	10/15/28	30,000	30,828
Amer Sports Co.(1)	6.75	02/16/31	70,000	68,995
Carnival Corp.(1)	4.00	08/01/28	225,000	205,874
Carnival Corp.(1)	7.00	08/15/29	45,000	46,225
Life Time, Inc.(1)	5.75	01/15/26	80,000	79,189
NCL Corp. Ltd.(1)	8.13	01/15/29	75,000	78,166
NCL Corp. Ltd.(1)	8.38	02/01/28	50,000	52,183
Royal Caribbean Cruises Ltd.	3.70	03/15/28	45,000	41,383
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	60,000	57,655
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	90,000	87,645
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	90,000	88,347
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	130,000	126,629
Royal Caribbean Cruises Ltd.(1)	6.25	03/15/32	115,000	113,444
Royal Caribbean Cruises Ltd.(1)	7.25	01/15/30	70,000	72,029
Royal Caribbean Cruises Ltd.	7.50	10/15/27	30,000	31,269
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	90,000	96,179
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	30,000	28,732
Vista Outdoor, Inc.(1)	4.50	03/15/29	45,000	44,484
VOC Escrow Ltd.(1)	5.00	02/15/28	65,000	62,036
				1,411,292
LODGING – 2.8%
Boyd Gaming Corp.	4.75	12/01/27	85,000	80,688
Boyd Gaming Corp.(1)	4.75	06/15/31	85,000	75,333
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	45,000	43,038
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	135,000	113,544
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	105,000	94,256
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	95,000	83,331
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	90,000	84,662
Hilton Domestic Operating Co., Inc.(1)	5.38	05/01/25	60,000	59,654
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	45,000	44,514
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	45,000	44,439
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	35,000	34,527
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	6.63	01/15/32	85,000	83,866
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	50,000	48,660
MGM Resorts International	4.63	09/01/26	35,000	33,726
MGM Resorts International	4.75	10/15/28	75,000	70,013
MGM Resorts International	5.50	04/15/27	60,000	58,553
MGM Resorts International	5.75	06/15/25	65,000	64,679
MGM Resorts International	6.50	04/15/32	65,000	63,115
MGM Resorts International	6.75	05/01/25	65,000	64,968
Travel + Leisure Co.(1)	4.50	12/01/29	55,000	49,613
Travel + Leisure Co.(1)	4.63	03/01/30	40,000	35,764
Travel + Leisure Co.	6.00	04/01/27	40,000	39,543

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 2.8% (Continued)
Travel + Leisure Co.	6.60	10/01/25	$25,000	$25,161
Travel + Leisure Co.(1)	6.63	07/31/26	55,000	55,103
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	45,000	41,295
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	105,000	101,544
				1,593,589
MACHINERY-CONSTRUCTION & MINING – 0.3%
BWX Technologies, Inc.(1)	4.13	06/30/28	35,000	32,010
BWX Technologies, Inc.(1)	4.13	04/15/29	35,000	31,923
Terex Corp.(1)	5.00	05/15/29	55,000	51,503
Vertiv Group Corp.(1)	4.13	11/15/28	80,000	74,163
				189,599
MACHINERY-DIVERSIFIED – 0.4%
Chart Industries, Inc.(1)	7.50	01/01/30	130,000	133,127
Esab Corp.(1)	6.25	04/15/29	65,000	64,837
Mueller Water Products, Inc.(1)	4.00	06/15/29	45,000	40,760
				238,724
MEDIA – 6.6%
AMC Networks, Inc.(1)	10.25	01/15/29	80,000	79,929
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	150,000	117,508
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	115,000	83,427
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	145,000	117,942
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	140,000	107,622
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	85,000	63,993
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	145,000	120,604
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	60,000	47,242
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	115,000	104,829
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	150,000	140,711
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	75,000	66,114
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	30,000	29,418
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	65,000	59,629
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	50,000	47,478
Directv Financing LLC(1)	8.88	02/01/30	90,000	87,588
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	335,000	312,522
Gannett Holdings LLC(1)	6.00	11/01/26	30,000	27,870
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	75,000	62,714
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	105,000	97,414
News Corp.(1)	3.88	05/15/29	90,000	81,150
News Corp.(1)	5.13	02/15/32	50,000	45,871
Nexstar Media, Inc.(1)	4.75	11/01/28	95,000	84,432
Nexstar Media, Inc.(1)	5.63	07/15/27	150,000	141,176
Paramount Global	6.25	02/28/57	55,000	48,273
Paramount Global	6.38	03/30/62	90,000	83,328
Scripps Escrow II, Inc.(1)	3.88	01/15/29	45,000	33,286
Sirius XM Radio, Inc.(1)	3.13	09/01/26	85,000	79,189
Sirius XM Radio, Inc.(1)	3.88	09/01/31	135,000	108,695
Sirius XM Radio, Inc.(1)	4.00	07/15/28	180,000	160,621

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 6.6% (Continued)
Sirius XM Radio, Inc.(1)	4.13	07/01/30	$155,000	$131,570
Sirius XM Radio, Inc.(1)	5.00	08/01/27	135,000	127,619
Sirius XM Radio, Inc.(1)	5.50	07/01/29	115,000	106,840
Sunrise FinCo I BV(1)	4.88	07/15/31	110,000	95,901
TEGNA, Inc.	4.63	03/15/28	85,000	76,920
TEGNA, Inc.(1)	4.75	03/15/26	55,000	53,163
TEGNA, Inc.	5.00	09/15/29	100,000	88,248
Videotron Ltd.(1)	3.63	06/15/29	20,000	17,795
Videotron Ltd.(1)	5.13	04/15/27	75,000	72,536
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	80,000	67,574
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	125,000	113,711
VZ Secured Financing BV(1)	5.00	01/15/32	135,000	113,843
Ziggo BV(1)	4.88	01/15/30	90,000	78,832
				3,785,127
METAL FABRICATE/HARDWARE – 0.3%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	25,000	24,235
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	50,000	49,754
Vallourec SACA(1)	7.50	04/15/32	75,000	75,707
				149,696
MINING – 1.7%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	45,000	41,178
Alcoa Nederland Holding BV(1)	5.50	12/15/27	70,000	68,867
Alcoa Nederland Holding BV(1)	6.13	05/15/28	45,000	44,737
Alcoa Nederland Holding BV(1)	7.13	03/15/31	65,000	65,829
Arsenal AIC Parent LLC(1)	8.00	10/01/30	65,000	67,757
Constellium SE(1)	3.75	04/15/29	45,000	39,946
Constellium SE(1)	5.63	06/15/28	30,000	28,986
Constellium SE(1)	5.88	02/15/26	25,000	24,794
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	135,000	118,999
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	55,000	51,927
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	85,000	81,805
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	70,000	67,859
Novelis Corp.(1)	3.25	11/15/26	65,000	60,843
Novelis Corp.(1)	3.88	08/15/31	70,000	59,349
Novelis Corp.(1)	4.75	01/30/30	145,000	132,816
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	30,000	30,331
				986,023
MISCELLANEOUS MANUFACTURER – 0.4%
Amsted Industries, Inc.(1)	4.63	05/15/30	20,000	18,021
Amsted Industries, Inc.(1)	5.63	07/01/27	45,000	43,796
Hillenbrand, Inc.	3.75	03/01/31	35,000	29,993
Hillenbrand, Inc.	5.00	09/15/26	35,000	34,220
Hillenbrand, Inc.	5.75	06/15/25	40,000	39,824
Hillenbrand, Inc.	6.25	02/15/29	40,000	39,736
Trinity Industries, Inc.(1)	7.75	07/15/28	35,000	35,793
				241,383

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	$40,000	$37,464

OFFICE/BUSINESS EQUIPMENT – 0.2%
Xerox Holdings Corp.(1)	5.00	08/15/25	36,000	35,013
Xerox Holdings Corp.(1)	5.50	08/15/28	70,000	60,807
Xerox Holdings Corp.(1)	8.88	11/30/29	45,000	42,917
				138,737
OIL & GAS – 6.9%
Antero Resources Corp.(1)	5.38	03/01/30	75,000	71,368
Antero Resources Corp.(1)	7.63	02/01/29	34,000	34,853
Baytex Energy Corp.(1)	7.38	03/15/32	55,000	55,512
Baytex Energy Corp.(1)	8.50	04/30/30	65,000	67,823
Chesapeake Energy Corp.(1)	5.50	02/01/26	45,000	44,470
Chesapeake Energy Corp.(1)	5.88	02/01/29	45,000	44,167
Chesapeake Energy Corp.(1)	6.75	04/15/29	85,000	85,007
Chord Energy Corp.(1)	6.38	06/01/26	35,000	35,016
Civitas Resources, Inc.(1)	5.00	10/15/26	40,000	38,725
Civitas Resources, Inc.(1)	8.38	07/01/28	145,000	151,443
Civitas Resources, Inc.(1)	8.63	11/01/30	80,000	85,188
Civitas Resources, Inc.(1)	8.75	07/01/31	130,000	138,059
CNX Resources Corp.(1)	6.00	01/15/29	45,000	43,640
CNX Resources Corp.(1)	7.25	03/01/32	25,000	25,087
CNX Resources Corp.(1)	7.38	01/15/31	55,000	55,728
Crescent Energy Finance LLC(1)	7.63	04/01/32	65,000	65,291
Crescent Energy Finance LLC(1)	9.25	02/15/28	105,000	111,023
CrownRock LP/CrownRock Finance, Inc.(1)	5.00	05/01/29	20,000	19,721
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	92,000	91,562
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	85,000	86,152
Energean PLC(1)	6.50	04/30/27	40,000	37,359
Harbour Energy PLC(1)	5.50	10/15/26	45,000	44,152
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	50,000	48,081
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	55,000	52,753
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	55,000	52,712
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	60,000	59,171
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	38,654
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	65,000	69,779
Matador Resources Co.(1)	6.50	04/15/32	80,000	79,343
Matador Resources Co.(1)	6.88	04/15/28	45,000	45,384
MEG Energy Corp.(1)	5.88	02/01/29	50,000	48,422
Murphy Oil Corp.	5.88	12/01/27	40,000	39,628
Murphy Oil Corp.	5.88	12/01/42	30,000	26,446
Murphy Oil Corp.	6.38	07/15/28	35,000	34,998
Noble Finance II LLC(1)	8.00	04/15/30	50,000	51,560
Parkland Corp.(1)	4.50	10/01/29	70,000	63,498
Parkland Corp.(1)	4.63	05/01/30	75,000	67,838
Parkland Corp.(1)	5.88	07/15/27	45,000	44,013
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	75,000	73,212
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	45,000	46,318
Permian Resources Operating LLC(1)	5.38	01/15/26	40,000	39,561

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.9% (Continued)
Permian Resources Operating LLC(1)	5.88	07/01/29	$65,000	$63,221
Permian Resources Operating LLC(1)	7.00	01/15/32	90,000	91,807
Permian Resources Operating LLC(1)	7.75	02/15/26	30,000	30,296
Permian Resources Operating LLC(1)	8.00	04/15/27	60,000	61,653
Permian Resources Operating LLC(1)	9.88	07/15/31	40,000	44,266
Range Resources Corp.(1)	4.75	02/15/30	45,000	41,473
Range Resources Corp.	4.88	05/15/25	60,000	59,541
Range Resources Corp.	8.25	01/15/29	55,000	57,354
Seadrill Finance Ltd.(1)	8.38	08/01/30	50,000	52,129
SM Energy Co.	5.63	06/01/25	30,000	29,805
SM Energy Co.	6.50	07/15/28	35,000	34,748
SM Energy Co.	6.63	01/15/27	35,000	34,850
SM Energy Co.	6.75	09/15/26	40,000	40,027
Southwestern Energy Co.	4.75	02/01/32	105,000	94,633
Southwestern Energy Co.	5.38	02/01/29	75,000	72,000
Southwestern Energy Co.	5.38	03/15/30	100,000	95,030
Southwestern Energy Co.	8.38	09/15/28	30,000	30,998
Sunoco LP(1)	7.00	05/01/29	70,000	71,146
Sunoco LP(1)	7.25	05/01/32	70,000	71,153
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	75,000	68,531
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	70,000	63,044
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	30,000	29,308
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	55,000	54,387
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	50,000	50,759
Valaris Ltd.(1)	8.38	04/30/30	95,000	97,773
Viper Energy, Inc.(1)	5.38	11/01/27	40,000	39,059
Viper Energy, Inc.(1)	7.38	11/01/31	35,000	36,108
				3,927,816
OIL & GAS SERVICES – 0.1%
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	30,000	31,917
Oceaneering International, Inc.	6.00	02/01/28	30,000	29,536
				61,453
PACKAGING & CONTAINERS – 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	50,000	43,364
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	55,000	53,374
Ball Corp.	2.88	08/15/30	110,000	91,955
Ball Corp.	3.13	09/15/31	75,000	62,378
Ball Corp.	6.00	06/15/29	100,000	99,628
Ball Corp.	6.88	03/15/28	85,000	86,423
Berry Global, Inc.(1)	5.63	07/15/27	70,000	68,342
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	40,000	37,558
Crown Americas LLC	5.25	04/01/30	50,000	47,703
Crown Americas LLC/Crown Americas Capital Corp.V	4.25	09/30/26	30,000	28,771
Crown Americas LLC/Crown Americas Capital Corp.VI	4.75	02/01/26	85,000	83,260
Crown Cork & Seal Co., Inc.	7.38	12/15/26	25,000	25,825
Graphic Packaging International LLC(1)	3.50	03/15/28	55,000	49,899
Graphic Packaging International LLC(1)	3.75	02/01/30	60,000	52,273

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 2.1% (Continued)
Graphic Packaging International LLC(1)	4.75	07/15/27	$20,000	$19,134
OI European Group BV(1)	4.75	02/15/30	35,000	32,003
Sealed Air Corp.(1)	4.00	12/01/27	35,000	32,413
Sealed Air Corp.(1)	5.00	04/15/29	30,000	28,338
Sealed Air Corp.(1)	5.50	09/15/25	40,000	39,806
Sealed Air Corp.(1)	6.88	07/15/33	45,000	45,354
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	75,000	74,163
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	35,000	35,675
Silgan Holdings, Inc.	4.13	02/01/28	50,000	46,733
TriMas Corp.(1)	4.13	04/15/29	40,000	35,948
				1,220,320
PHARMACEUTICALS – 1.1%
180 Medical, Inc.(1)	3.88	10/15/29	45,000	39,888
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	70,000	66,929
Jazz Securities DAC(1)	4.38	01/15/29	150,000	136,619
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	190,000	173,224
Perrigo Finance Unlimited Co.	4.38	03/15/26	60,000	58,040
Perrigo Finance Unlimited Co.	4.65	06/15/30	90,000	82,550
Perrigo Finance Unlimited Co.	4.90	12/15/44	25,000	19,720
Prestige Brands, Inc.(1)	3.75	04/01/31	55,000	46,841
Prestige Brands, Inc.(1)	5.13	01/15/28	35,000	33,635
				657,446
PIPELINES – 7.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	75,000	71,426
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	60,000	58,958
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	55,000	53,878
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	70,000	69,844
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	7.88	05/15/26	50,000	50,952
Buckeye Partners LP	3.95	12/01/26	50,000	47,115
Buckeye Partners LP	4.13	12/01/27	48,000	44,733
Buckeye Partners LP(1)	4.50	03/01/28	45,000	41,954
Buckeye Partners LP	5.85	11/15/43	55,000	46,491
CNX Midstream Partners LP(1)	4.75	04/15/30	35,000	31,008
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	125,000	114,960
DT Midstream, Inc.(1)	4.13	06/15/29	95,000	86,181
DT Midstream, Inc.(1)	4.38	06/15/31	95,000	84,406
Energy Transfer LP	8.00	05/15/54	70,000	72,145
EQM Midstream Partners LP	4.13	12/01/26	60,000	57,463
EQM Midstream Partners LP(1)	4.50	01/15/29	90,000	83,350
EQM Midstream Partners LP(1)	4.75	01/15/31	105,000	96,026
EQM Midstream Partners LP	5.50	07/15/28	75,000	73,118
EQM Midstream Partners LP(1)	6.00	07/01/25	40,000	39,967
EQM Midstream Partners LP(1)	6.38	04/01/29	35,000	34,702
EQM Midstream Partners LP(1)	6.50	07/01/27	80,000	80,175
EQM Midstream Partners LP	6.50	07/15/48	50,000	49,374
EQM Midstream Partners LP(1)	7.50	06/01/27	50,000	50,983
EQM Midstream Partners LP(1)	7.50	06/01/30	50,000	52,468

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.4% (Continued)
Harvest Midstream I LP(1)	7.50	09/01/28	$70,000	$70,258
Hess Midstream Operations LP(1)	4.25	02/15/30	95,000	85,813
Hess Midstream Operations LP(1)	5.13	06/15/28	10,000	9,581
Hess Midstream Operations LP(1)	5.50	10/15/30	20,000	19,142
Hess Midstream Operations LP(1)	5.63	02/15/26	100,000	98,958
Kinetik Holdings LP(1)	5.88	06/15/30	90,000	87,088
Kinetik Holdings LP(1)	6.63	12/15/28	90,000	90,505
New Fortress Energy, Inc.(1)	6.50	09/30/26	130,000	124,420
New Fortress Energy, Inc.(1)	6.75	09/15/25	93,000	91,935
New Fortress Energy, Inc.(1)	8.75	03/15/29	65,000	63,451
Northriver Midstream Finance LP(1)	5.63	02/15/26	50,000	48,993
NuStar Logistics LP	5.63	04/28/27	45,000	44,058
NuStar Logistics LP	5.75	10/01/25	10,000	9,953
NuStar Logistics LP	6.00	06/01/26	95,000	94,356
NuStar Logistics LP	6.38	10/01/30	50,000	49,472
Rockies Express Pipeline LLC(1)	3.60	05/15/25	30,000	29,097
Rockies Express Pipeline LLC(1)	4.80	05/15/30	25,000	22,530
Rockies Express Pipeline LLC(1)	4.95	07/15/29	60,000	55,211
Rockies Express Pipeline LLC(1)	7.50	07/15/38	65,000	66,726
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	95,000	90,276
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	80,000	75,338
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	40,000	37,170
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	75,000	75,147
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	120,000	106,117
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	110,000	90,401
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	110,000	96,084
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	110,000	108,840
Venture Global LNG, Inc.(1)	8.13	06/01/28	215,000	220,014
Venture Global LNG, Inc.(1)	8.38	06/01/31	220,000	225,912
Venture Global LNG, Inc.(1)	9.50	02/01/29	265,000	285,004
Venture Global LNG, Inc.(1)	9.88	02/01/32	185,000	197,530
				4,261,057
PRIVATE EQUITY – 0.3%
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.38	06/15/26	100,000	93,053
HAT Holdings I LLC/HAT Holdings II LLC(1)	3.75	09/15/30	30,000	24,923
HAT Holdings I LLC/HAT Holdings II LLC(1)	8.00	06/15/27	60,000	61,584
				179,560
REAL ESTATE – 0.6%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	55,000	54,276
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	35,000	36,344
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	35,000	36,085
Howard Hughes Corp.(1)	4.13	02/01/29	80,000	70,719
Howard Hughes Corp.(1)	4.38	02/01/31	55,000	46,693
Howard Hughes Corp.(1)	5.38	08/01/28	65,000	61,226
Newmark Group, Inc.(1)	7.50	01/12/29	55,000	55,583
				360,926

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 4.6%
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	$35,000	$31,389
Brandywine Operating Partnership LP	3.95	11/15/27	45,000	40,327
Brandywine Operating Partnership LP	4.55	10/01/29	35,000	30,045
Brandywine Operating Partnership LP	8.05	03/15/28	20,000	20,345
Brandywine Operating Partnership LP	8.88	04/12/29	40,000	40,974
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	40,000	36,247
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	40,000	34,077
Hudson Pacific Properties LP	3.25	01/15/30	40,000	30,389
Hudson Pacific Properties LP	3.95	11/01/27	35,000	30,949
Hudson Pacific Properties LP	4.65	04/01/29	45,000	37,958
Hudson Pacific Properties LP	5.95	02/15/28	30,000	27,456
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	75,000	66,531
Iron Mountain, Inc.(1)	4.50	02/15/31	100,000	88,302
Iron Mountain, Inc.(1)	4.88	09/15/27	110,000	105,064
Iron Mountain, Inc.(1)	4.88	09/15/29	90,000	83,132
Iron Mountain, Inc.(1)	5.00	07/15/28	30,000	28,299
Iron Mountain, Inc.(1)	5.25	03/15/28	65,000	62,252
Iron Mountain, Inc.(1)	5.25	07/15/30	110,000	102,204
Iron Mountain, Inc.(1)	5.63	07/15/32	55,000	50,954
Iron Mountain, Inc.(1)	7.00	02/15/29	105,000	105,691
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	55,000	50,983
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	65,000	58,062
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	5.25	10/01/25	20,000	19,736
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	120,000	80,588
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	85,000	63,685
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	125,000	102,374
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	40,000	36,481
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	50,000	42,696
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	70,000	64,106
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	60,000	58,319
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	7.50	06/01/25	60,000	60,035
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	50,000	46,029
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	60,000	57,064
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	95,000	93,172
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	35,000	35,573
RLJ Lodging Trust LP(1)	3.75	07/01/26	45,000	42,386
RLJ Lodging Trust LP(1)	4.00	09/15/29	45,000	39,064
SBA Communications Corp.	3.13	02/01/29	135,000	117,699
SBA Communications Corp.	3.88	02/15/27	135,000	127,002
Service Properties Trust	5.50	12/15/27	45,000	42,506
Service Properties Trust	7.50	09/15/25	80,000	80,666
Service Properties Trust(1)	8.63	11/15/31	80,000	84,087
Starwood Property Trust, Inc.(1)	3.63	07/15/26	40,000	37,029
Starwood Property Trust, Inc.(1)	4.38	01/15/27	45,000	41,717
Starwood Property Trust, Inc.(1)	7.25	04/01/29	50,000	49,387

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 4.6% (Continued)
Vornado Realty LP	2.15	06/01/26	$40,000	$36,328
Vornado Realty LP	3.40	06/01/31	30,000	23,315
				2,642,674
RETAIL – 5.6%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	70,000	62,559
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	145,000	133,891
Academy Ltd.(1)	6.00	11/15/27	35,000	34,250
Advance Auto Parts, Inc.	1.75	10/01/27	30,000	25,777
Advance Auto Parts, Inc.	3.50	03/15/32	30,000	25,052
Advance Auto Parts, Inc.	3.90	04/15/30	50,000	44,659
Advance Auto Parts, Inc.	5.90	03/09/26	25,000	24,941
Advance Auto Parts, Inc.	5.95	03/09/28	30,000	29,654
Asbury Automotive Group, Inc.	4.50	03/01/28	40,000	37,564
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	70,000	63,367
Asbury Automotive Group, Inc.	4.75	03/01/30	40,000	36,300
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	55,000	48,938
Bath & Body Works, Inc.	5.25	02/01/28	30,000	28,880
Bath & Body Works, Inc.(1)	6.63	10/01/30	85,000	85,002
Bath & Body Works, Inc.	6.69	01/15/27	20,000	20,143
Bath & Body Works, Inc.	6.75	07/01/36	55,000	53,725
Bath & Body Works, Inc.	6.88	11/01/35	75,000	74,576
Bath & Body Works, Inc.	7.50	06/15/29	45,000	46,228
Bath & Body Works, Inc.(1)	9.38	07/01/25	40,000	41,435
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	25,000	24,006
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	55,000	54,950
FirstCash, Inc.(1)	4.63	09/01/28	45,000	41,676
FirstCash, Inc.(1)	5.63	01/01/30	55,000	51,886
FirstCash, Inc.(1)	6.88	03/01/32	40,000	39,544
Foot Locker, Inc.(1)	4.00	10/01/29	35,000	28,042
Gap, Inc.(1)	3.63	10/01/29	75,000	63,523
Gap, Inc.(1)	3.88	10/01/31	65,000	52,897
Group 1 Automotive, Inc.(1)	4.00	08/15/28	65,000	59,180
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	65,000	62,795
Kohl’s Corp.	4.25	07/17/25	25,000	24,395
Kohl’s Corp.	4.63	05/01/31	70,000	57,783
Kohl’s Corp.	5.55	07/17/45	30,000	20,612
Lithia Motors, Inc.(1)	3.88	06/01/29	70,000	61,895
Lithia Motors, Inc.(1)	4.38	01/15/31	40,000	35,058
Lithia Motors, Inc.(1)	4.63	12/15/27	45,000	42,467
Macy’s Retail Holdings LLC	4.30	02/15/43	25,000	19,797
Macy’s Retail Holdings LLC	4.50	12/15/34	25,000	21,331
Macy’s Retail Holdings LLC	5.13	01/15/42	25,000	21,071
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	40,000	38,608
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	45,000	42,931
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	40,000	37,878
Marks & Spencer PLC(1)	7.13	12/01/37	30,000	30,745
Murphy Oil USA, Inc.(1)	3.75	02/15/31	40,000	34,373
Murphy Oil USA, Inc.	4.75	09/15/29	45,000	41,928

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.6% (Continued)
Murphy Oil USA, Inc.	5.63	05/01/27	$30,000	$29,629
Nordstrom, Inc.	4.00	03/15/27	30,000	28,500
Nordstrom, Inc.	4.25	08/01/31	40,000	34,544
Nordstrom, Inc.	4.38	04/01/30	45,000	40,206
Nordstrom, Inc.	5.00	01/15/44	90,000	68,412
Nordstrom, Inc.	6.95	03/15/28	25,000	24,816
Penske Automotive Group, Inc.	3.50	09/01/25	50,000	48,270
Penske Automotive Group, Inc.	3.75	06/15/29	44,000	38,720
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	105,000	97,009
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	50,000	48,383
Sonic Automotive, Inc.(1)	4.63	11/15/29	50,000	44,805
Sonic Automotive, Inc.(1)	4.88	11/15/31	50,000	43,676
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	50,000	45,272
Walgreen Co.	4.40	09/15/42	25,000	20,052
Walgreens Boots Alliance, Inc.	3.20	04/15/30	45,000	38,612
Walgreens Boots Alliance, Inc.	3.45	06/01/26	130,000	122,935
Walgreens Boots Alliance, Inc.	4.10	04/15/50	70,000	49,262
Walgreens Boots Alliance, Inc.	4.50	11/18/34	30,000	25,826
Walgreens Boots Alliance, Inc.	4.65	06/01/46	10,000	8,069
Walgreens Boots Alliance, Inc.	4.80	11/18/44	75,000	60,664
Yum! Brands, Inc.	3.63	03/15/31	95,000	82,165
Yum! Brands, Inc.	4.63	01/31/32	95,000	85,612
Yum! Brands, Inc.(1)	4.75	01/15/30	70,000	65,576
Yum! Brands, Inc.	5.35	11/01/43	25,000	23,260
Yum! Brands, Inc.	5.38	04/01/32	105,000	99,141
Yum! Brands, Inc.	6.88	11/15/37	30,000	31,875
				3,231,603
SEMICONDUCTORS – 0.8%
Amkor Technology, Inc.(1)	6.63	09/15/27	50,000	49,974
Entegris, Inc.(1)	3.63	05/01/29	40,000	35,443
Entegris, Inc.(1)	4.38	04/15/28	40,000	37,326
Entegris, Inc.(1)	4.75	04/15/29	160,000	151,057
Entegris, Inc.(1)	5.95	06/15/30	75,000	73,102
ON Semiconductor Corp.(1)	3.88	09/01/28	60,000	54,501
Synaptics, Inc.(1)	4.00	06/15/29	40,000	35,169
				436,572
SOFTWARE – 1.3%
Camelot Finance SA(1)	4.50	11/01/26	60,000	57,194
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	80,000	72,920
Fair Isaac Corp.(1)	4.00	06/15/28	75,000	69,147
Fair Isaac Corp.(1)	5.25	05/15/26	40,000	39,321
Open Text Corp.(1)	3.88	02/15/28	80,000	73,096
Open Text Corp.(1)	3.88	12/01/29	80,000	70,092
Open Text Holdings, Inc.(1)	4.13	02/15/30	105,000	92,352
Open Text Holdings, Inc.(1)	4.13	12/01/31	55,000	47,181
PTC, Inc.(1)	4.00	02/15/28	45,000	41,730
RingCentral, Inc.(1)	8.50	08/15/30	35,000	35,650
ROBLOX Corp.(1)	3.88	05/01/30	90,000	77,911

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 1.3% (Continued)
Twilio, Inc.	3.63	03/15/29	$45,000	$39,992
Twilio, Inc.	3.88	03/15/31	40,000	34,669
				751,255
TELECOMMUNICATIONS – 2.8%
British Telecommunications PLC(1)	4.25	11/23/81	45,000	42,459
British Telecommunications PLC(1)	4.88	11/23/81	40,000	35,762
Ciena Corp.(1)	4.00	01/31/30	40,000	35,123
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	185,000	179,332
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	275,000	263,902
Millicom International Cellular SA(1)	4.50	04/27/31	85,000	70,986
Millicom International Cellular SA(1)	5.13	01/15/28	18,000	16,623
Millicom International Cellular SA(1)	6.25	03/25/29	63,000	59,349
Millicom International Cellular SA(1)	7.38	04/02/32	50,000	49,076
Rogers Communications, Inc.(1)	5.25	03/15/82	65,000	61,873
United States Cellular Corp.	6.70	12/15/33	45,000	43,957
Viasat, Inc.(1)	5.63	04/15/27	50,000	45,806
Viavi Solutions, Inc.(1)	3.75	10/01/29	40,000	33,649
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	130,000	106,314
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	150,000	125,328
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	50,000	49,270
Vodafone Group PLC	3.25	06/04/81	45,000	41,852
Vodafone Group PLC	4.13	06/04/81	90,000	75,454
Vodafone Group PLC	5.13	06/04/81	90,000	66,077
Vodafone Group PLC	7.00	04/04/79	180,000	182,912
				1,585,104
TRANSPORTATION – 0.8%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	50,000	45,207
Danaos Corp.(1)	8.50	03/01/28	25,000	25,338
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	55,000	48,153
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	65,000	64,684
GN Bondco LLC(1)	9.50	10/15/31	65,000	62,482
Rand Parent LLC(1)	8.50	02/15/30	75,000	74,270
RXO, Inc.(1)	7.50	11/15/27	30,000	30,462
XPO CNW, Inc.	6.70	05/01/34	25,000	25,454
XPO, Inc.(1)	7.13	06/01/31	40,000	40,246
XPO, Inc.(1)	7.13	02/01/32	50,000	50,337
				466,633
TRUCKING & LEASING – 0.5%
AerCap Global Aviation Trust(1)	6.50	06/15/45	45,000	44,780
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	90,000	86,479
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	05/01/31	70,000	70,461
Fortress Transportation & Infrastructure Investors LLC(1)	7.88	12/01/30	40,000	41,589
Fortress Transportation & Infrastructure Investors LLC(1)	9.75	08/01/27	40,000	41,338
				284,647
TOTAL CORPORATE BONDS (Cost - $56,505,087)				56,487,890

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Sumitomo Mitsui Trust Bank, London	4.67	05/01/24	$510,631	$510,631
TOTAL SHORT-TERM INVESTMENTS (Cost - $510,631)				510,631

TOTAL INVESTMENTS – 99.4% (Cost - $57,015,718)				$56,998,521
OTHER ASSETS LESS LIABILITIES – 0.6%				352,396
NET ASSETS – 100.0%				$57,350,917

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $42,358,176 and represents 73.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 1.4%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$20,000	$18,630
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	35,000	32,474
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	25,000	24,530
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	25,000	25,726
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	15,000	13,366
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	15,000	13,255
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	20,000	19,055
Stagwell Global LLC(1)	5.63	08/15/29	35,000	31,370
Summer BC Bidco B LLC(1)	5.50	10/31/26	10,000	9,558
				187,964
AEROSPACE/DEFENSE – 3.7%
Bombardier, Inc.(1)	6.00	02/15/28	20,000	19,526
Bombardier, Inc.(1)	7.13	06/15/26	10,000	10,117
Bombardier, Inc.(1)	7.25	07/01/31	25,000	25,093
Bombardier, Inc.(1)	7.45	05/01/34	15,000	16,560
Bombardier, Inc.(1)	7.50	02/01/29	25,000	25,599
Bombardier, Inc.(1)	7.88	04/15/27	45,000	44,748
Bombardier, Inc.(1)	8.75	11/15/30	25,000	26,628
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	35,000	38,762
TransDigm, Inc.	4.63	01/15/29	20,000	18,341
TransDigm, Inc.	4.88	05/01/29	15,000	13,813
TransDigm, Inc.	5.50	11/15/27	50,000	48,633
TransDigm, Inc.(1)	6.38	03/01/29	55,000	54,649
TransDigm, Inc.(1)	6.63	03/01/32	40,000	39,982
TransDigm, Inc.(1)	6.75	08/15/28	40,000	40,220
TransDigm, Inc.(1)	6.88	12/15/30	30,000	30,232
TransDigm, Inc.(1)	7.13	12/01/31	20,000	20,406
Triumph Group, Inc.(1)	9.00	03/15/28	32,000	33,175
				506,484
AGRICULTURE – 0.2%
Turning Point Brands, Inc.(1)	5.63	02/15/26	10,000	9,791
Vector Group Ltd.(1)	10.50	11/01/26	20,000	20,169
				29,960
AIRLINES – 0.8%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	5.75	01/20/26	40,000	37,557
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	15,000	11,727
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	20,000	15,635
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	30,000	23,257
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	15,000	13,355
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	15,000	13,449
				114,980

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
APPAREL – 0.4%
Crocs, Inc.(1)	4.13	08/15/31	$20,000	$16,805
Hanesbrands, Inc.(1)	4.88	05/15/26	25,000	24,203
Hanesbrands, Inc.(1)	9.00	02/15/31	20,000	19,920
				60,928
AUTO MANUFACTURERS – 0.4%
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	30,000	29,412
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	20,000	20,460
Wabash National Corp.(1)	4.50	10/15/28	10,000	8,998
				58,870
AUTO PARTS & EQUIPMENT – 2.9%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	25,000	24,063
Adient Global Holdings Ltd.(1)	8.25	04/15/31	15,000	15,592
American Axle & Manufacturing, Inc.	5.00	10/01/29	25,000	22,580
American Axle & Manufacturing, Inc.	6.50	04/01/27	15,000	14,869
American Axle & Manufacturing, Inc.	6.88	07/01/28	5,000	4,968
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	35,000	34,990
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/25	10,000	10,013
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	20,000	20,061
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	45,000	45,144
Goodyear Tire & Rubber Co.	4.88	03/15/27	20,000	19,196
Goodyear Tire & Rubber Co.	5.00	05/31/26	35,000	33,938
Goodyear Tire & Rubber Co.	5.00	07/15/29	20,000	18,159
Goodyear Tire & Rubber Co.	5.25	04/30/31	15,000	13,464
Goodyear Tire & Rubber Co.	5.25	07/15/31	20,000	17,706
Goodyear Tire & Rubber Co.	5.63	04/30/33	15,000	13,215
Goodyear Tire & Rubber Co.	9.50	05/31/25	20,000	20,087
Tenneco, Inc.(1)	8.00	11/17/28	55,000	51,446
Titan International, Inc.	7.00	04/30/28	10,000	9,677
				389,168
BANKS – 0.5%
Freedom Mortgage Corp.(1)	12.00	10/01/28	25,000	26,781
Freedom Mortgage Corp.(1)	12.25	10/01/30	10,000	10,861
Freedom Mortgage Corp.(1)	6.63	01/15/27	15,000	14,452
Freedom Mortgage Corp.(1)	7.63	05/01/26	15,000	14,946
				67,040
BEVERAGES – 0.1%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	20,000	18,274

BUILDING MATERIALS – 0.9%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	15,000	15,819
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	20,000	19,681
Eco Material Technologies, Inc.(1)	7.88	01/31/27	20,000	20,165
Griffon Corp.	5.75	03/01/28	30,000	28,920
JELD-WEN, Inc.(1)	4.88	12/15/27	10,000	9,502
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	15,000	13,600
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	15,000	14,104
				121,791

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.8%
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	$25,000	$15,089
Cerdia Finanz GmbH(1)	10.50	02/15/27	15,000	15,564
Chemours Co.(1)	4.63	11/15/29	20,000	17,158
Chemours Co.	5.38	05/15/27	15,000	14,209
Chemours Co.(1)	5.75	11/15/28	20,000	18,392
Consolidated Energy Finance SA(1)	12.00	02/15/31	20,000	20,725
Consolidated Energy Finance SA(1)	5.63	10/15/28	15,000	12,692
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	15,000	14,011
Herens Holdco Sarl(1)	4.75	05/15/28	10,000	8,643
Mativ Holdings, Inc.(1)	6.88	10/01/26	10,000	9,896
Olympus Water US Holding Corp.(1)	4.25	10/01/28	30,000	27,064
Olympus Water US Holding Corp.(1)	9.75	11/15/28	55,000	58,430
Rain Carbon, Inc.(1)	12.25	09/01/29	15,000	15,640
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	30,000	27,927
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	20,000	19,218
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	20,000	17,453
TPC Group, Inc.(1)	13.00	12/16/27	8,571	8,808
Tronox, Inc.(1)	4.63	03/15/29	30,000	26,797
WR Grace Holdings LLC(1)	4.88	06/15/27	35,000	33,263
				380,979
COMMERCIAL SERVICES – 6.2%
Albion Financing 2 Sarl(1)	8.75	04/15/27	15,000	15,075
Allied Universal Holdco LLC(1)	7.88	02/15/31	30,000	30,104
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.63	07/15/26	32,000	31,948
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	45,000	40,470
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	10,000	8,981
Alta Equipment Group, Inc.(1)	5.63	04/15/26	10,000	9,643
APi Group DE, Inc.(1)	4.13	07/15/29	20,000	17,654
APX Group, Inc.(1)	5.75	07/15/29	25,000	23,275
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	30,000	26,716
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	25,000	23,779
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	15,000	14,376
Carriage Services, Inc.(1)	4.25	05/15/29	10,000	8,826
Champions Financing, Inc.(1)	8.75	02/15/29	20,000	20,460
Cimpress PLC	7.00	06/15/26	15,000	14,899
CoreLogic, Inc.(1)	4.50	05/01/28	20,000	17,322
Garda World Security Corp.(1)	4.63	02/15/27	15,000	14,311
Garda World Security Corp.(1)	7.75	02/15/28	15,000	15,180
GEO Group, Inc.(1)	10.25	04/15/31	20,000	20,633
Hertz Corp.(1)	4.63	12/01/26	15,000	11,634
Hertz Corp.(1)	5.00	12/01/29	30,000	20,630
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	10,000	9,894
Matthews International Corp.(1)	5.25	12/01/25	10,000	9,797
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	15,000	14,816
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	30,000	24,477
Neptune Bidco US, Inc.(1)	9.29	04/15/29	80,000	75,586
NESCO Holdings II, Inc.(1)	5.50	04/15/29	25,000	23,298
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	10,000	8,801

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 6.2% (Continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	$40,000	$39,111
PROG Holdings, Inc.(1)	6.00	11/15/29	20,000	18,446
RR Donnelley & Sons Co.(1)	9.75	07/31/28	10,000	10,920
Sabre GLBL, Inc.(1)	11.25	12/15/27	15,000	14,028
Sabre GLBL, Inc.(1)	8.63	06/01/27	30,000	26,570
Sotheby’s(1)	7.38	10/15/27	30,000	27,984
Upbound Group, Inc.(1)	6.38	02/15/29	15,000	14,414
Valvoline, Inc.(1)	3.63	06/15/31	15,000	12,631
VT Topco, Inc.(1)	8.50	08/15/30	15,000	15,538
Wand NewCo 3, Inc.(1)	7.63	01/30/32	35,000	35,611
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	25,000	24,263
Williams Scotsman, Inc.(1)	4.63	08/15/28	20,000	18,482
Williams Scotsman, Inc.(1)	6.13	06/15/25	15,000	14,960
Williams Scotsman, Inc.(1)	7.38	10/01/31	10,000	10,222
ZipRecruiter, Inc.(1)	5.00	01/15/30	15,000	13,211
				848,976
COMPUTERS – 0.8%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	15,000	13,588
NCR Voyix Corp.(1)	5.00	10/01/28	25,000	23,048
NCR Voyix Corp.(1)	5.13	04/15/29	30,000	27,598
NCR Voyix Corp.(1)	5.25	10/01/30	15,000	13,376
Presidio Holdings, Inc.(1)	4.88	02/01/27	15,000	15,029
Science Applications International Corp.(1)	4.88	04/01/28	15,000	14,174
				106,813
DISTRIBUTION/WHOLESALE – 0.9%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	10,000	8,773
G-III Apparel Group Ltd.(1)	7.88	08/15/25	10,000	10,058
H&E Equipment Services, Inc.(1)	3.88	12/15/28	35,000	31,009
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	25,000	25,959
Verde Purchaser LLC(1)	10.50	11/30/30	20,000	21,093
Windsor Holdings III LLC(1)	8.50	06/15/30	25,000	26,069
				122,961
DIVERSIFIED FINANCIAL SERVICES – 2.0%
AG Issuer LLC(1)	6.25	03/01/28	15,000	14,535
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	15,000	15,466
Aretec Group, Inc.(1)	10.00	08/15/30	20,000	21,749
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	10,000	9,635
Coinbase Global, Inc.(1)	3.38	10/01/28	35,000	29,377
Coinbase Global, Inc.(1)	3.63	10/01/31	15,000	11,711
Enova International, Inc.(1)	11.25	12/15/28	10,000	10,628
Enova International, Inc.(1)	8.50	09/15/25	10,000	9,983
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	20,000	20,126
LFS Topco LLC(1)	5.88	10/15/26	10,000	9,302
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	25,000	22,485
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	20,000	18,827
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	20,000	18,200
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	20,000	19,616

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 2.0% (Continued)
Nationstar Mortgage Holdings, Inc.(1)	7.13	02/01/32	$25,000	$24,664
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	10,000	9,422
PHH Mortgage Corp.(1)	7.88	03/15/26	10,000	9,575
				275,301
ELECTRIC – 0.8%
Calpine Corp.(1)	4.63	02/01/29	5,000	4,598
Calpine Corp.(1)	5.00	02/01/31	40,000	36,289
Calpine Corp.(1)	5.13	03/15/28	40,000	37,979
Pike Corp.(1)	5.50	09/01/28	25,000	23,720
Pike Corp.(1)	8.63	01/31/31	10,000	10,488
				113,074
ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	25,000	22,108
Energizer Holdings, Inc.(1)	4.75	06/15/28	25,000	22,740
				44,848
ELECTRONICS – 0.5%
EquipmentShare.com, Inc.(1)	8.63	05/15/32	20,000	20,373
EquipmentShare.com, Inc.(1)	9.00	05/15/28	30,000	30,835
Likewize Corp.(1)	9.75	10/15/25	10,000	10,098
				61,306
ENERGY-ALTERNATE SOURCES – 0.1%
Sunnova Energy Corp.(1)	11.75	10/01/28	10,000	5,980
Sunnova Energy Corp.(1)	5.88	09/01/26	10,000	6,229
				12,209
ENGINEERING & CONSTRUCTION – 1.0%
Artera Services LLC(1)	8.50	02/15/31	20,000	20,481
Brand Industrial Services, Inc.(1)	10.38	08/01/30	40,000	42,974
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	10,000	9,852
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	20,000	17,989
HTA Group Ltd./Mauritius(1)	7.00	12/18/25	20,000	19,989
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	10,000	9,997
VM Consolidated, Inc.(1)	5.50	04/15/29	10,000	9,421
				130,703
ENTERTAINMENT – 4.8%
Affinity Interactive(1)	6.88	12/15/27	15,000	13,437
Banijay Entertainment SASU(1)	8.13	05/01/29	15,000	15,361
Boyne USA, Inc.(1)	4.75	05/15/29	20,000	18,212
Caesars Entertainment, Inc.(1)	4.63	10/15/29	35,000	31,254
Caesars Entertainment, Inc.(1)	8.13	07/01/27	50,000	50,711
CCM Merger, Inc.(1)	6.38	05/01/26	10,000	9,983
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.25	07/15/29	20,000	18,686
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.38	04/15/27	20,000	19,498
Churchill Downs, Inc.(1)	4.75	01/15/28	20,000	18,910
Churchill Downs, Inc.(1)	5.50	04/01/27	20,000	19,488

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 4.8% (Continued)
Churchill Downs, Inc.(1)	5.75	04/01/30	$35,000	$33,329
Churchill Downs, Inc.(1)	6.75	05/01/31	20,000	19,880
Cinemark USA, Inc.(1)	5.25	07/15/28	30,000	27,889
Cinemark USA, Inc.(1)	5.88	03/15/26	5,000	4,953
Empire Resorts, Inc.(1)	7.75	11/01/26	10,000	9,280
Everi Holdings, Inc.(1)	5.00	07/15/29	15,000	14,716
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	15,000	14,252
Light & Wonder International, Inc.(1)	7.00	05/15/28	15,000	15,063
Light & Wonder International, Inc.(1)	7.25	11/15/29	20,000	20,202
Light & Wonder International, Inc.(1)	7.50	09/01/31	15,000	15,308
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	20,000	15,259
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	35,000	33,017
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	15,000	15,081
Merlin Entertainments Ltd.(1)	5.75	06/15/26	10,000	9,889
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	20,000	18,259
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	35,000	33,275
Odeon FinCo. PLC(1)	12.75	11/01/27	10,000	10,311
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	10,000	10,160
Penn Entertainment, Inc.(1)	5.63	01/15/27	25,000	23,778
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	25,000	23,671
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	20,000	18,458
Six Flags Entertainment Corp.(1)	5.50	04/15/27	20,000	19,382
Six Flags Entertainment Corp.(1)	7.25	05/15/31	20,000	19,973
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	10,000	9,423
				650,348
ENVIRONMENTAL CONTROL – 0.9%
Covanta Holding Corp.(1)	4.88	12/01/29	25,000	21,941
Covanta Holding Corp.	5.00	09/01/30	10,000	8,651
Enviri Corp.(1)	5.75	07/31/27	15,000	14,046
GFL Environmental, Inc.(1)	4.00	08/01/28	20,000	18,148
GFL Environmental, Inc.(1)	4.38	08/15/29	15,000	13,553
GFL Environmental, Inc.(1)	4.75	06/15/29	25,000	23,091
Madison IAQ LLC(1)	4.13	06/30/28	20,000	18,571
				118,001
FOOD – 2.3%
Aragvi Finance International DAC(1)	8.45	04/29/26	20,000	16,392
B&G Foods, Inc.(1)	8.00	09/15/28	15,000	15,563
C&S Group Enterprises LLC(1)	5.00	12/15/28	10,000	7,714
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	15,000	13,900
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	15,000	15,296
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	20,000	20,219
Post Holdings, Inc.(1)	4.50	09/15/31	39,000	34,317
Post Holdings, Inc.(1)	4.63	04/15/30	10,000	9,038
Post Holdings, Inc.(1)	5.50	12/15/29	55,000	52,226
Post Holdings, Inc.(1)	5.63	01/15/28	35,000	33,999
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	25,000	21,595

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.3% (Continued)
US Foods, Inc.(1)	4.63	06/01/30	$15,000	$13,652
US Foods, Inc.(1)	4.75	02/15/29	30,000	27,982
US Foods, Inc.(1)	6.88	09/15/28	10,000	10,098
US Foods, Inc.(1)	7.25	01/15/32	15,000	15,336
				307,327
FOOD SERVICE – 0.4%
Aramark Services, Inc.(1)	5.00	02/01/28	35,000	33,263
TKC Holdings, Inc.(1)	6.88	05/15/28	15,000	14,174
				47,437
FOREST PRODUCTS & PAPER – 0.4%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	10,000	9,220
Domtar Corp.(1)	6.75	10/01/28	20,000	17,486
Mercer International, Inc.	5.13	02/01/29	30,000	26,233
Mercer International, Inc.	5.50	01/15/26	5,000	4,861
				57,800
GAS – 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	05/20/25	20,000	19,899
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	15,000	14,573
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	20,000	19,684
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	15,000	15,600
				69,756
HEALTHCARE-PRODUCTS – 2.1%
Bausch + Lomb Corp.(1)	8.38	10/01/28	40,000	41,360
Embecta Corp.(1)	5.00	02/15/30	15,000	11,580
Medline Borrower LP(1)	3.88	04/01/29	135,000	121,074
Medline Borrower LP(1)	5.25	10/01/29	75,000	69,887
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	30,000	29,846
Neogen Food Safety Corp.(1)	8.63	07/20/30	10,000	10,556
				284,303
HEALTHCARE-SERVICES – 6.2%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	15,000	14,103
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	10,000	9,634
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	15,000	14,333
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	20,000	19,047
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	20,000	19,675
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	35,000	35,876
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	30,000	23,447
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	45,000	36,833
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	55,000	50,416
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	25,000	21,838
CHS/Community Health Systems, Inc.(1)	8.00	03/15/26	48,000	47,813
DaVita, Inc.(1)	3.75	02/15/31	45,000	37,072
DaVita, Inc.(1)	4.63	06/01/30	80,000	70,162
Encompass Health Corp.	4.50	02/01/28	30,000	28,192
Encompass Health Corp.	4.63	04/01/31	10,000	8,989
Encompass Health Corp.	4.75	02/01/30	25,000	22,953

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 6.2% (Continued)
Encompass Health Corp.	5.75	09/15/25	$5,000	$4,966
HealthEquity, Inc.(1)	4.50	10/01/29	20,000	18,241
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	20,000	21,077
Kedrion SpA(1)	6.50	09/01/29	25,000	22,613
Legacy LifePoint Health LLC(1)	4.38	02/15/27	20,000	18,750
LifePoint Health, Inc.(1)	11.00	10/15/30	35,000	37,297
LifePoint Health, Inc.(1)	9.88	08/15/30	20,000	20,851
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	25,000	24,858
Select Medical Corp.(1)	6.25	08/15/26	35,000	35,044
Star Parent, Inc.(1)	9.00	10/01/30	30,000	31,419
Tenet Healthcare Corp.	6.13	10/01/28	80,000	79,071
Tenet Healthcare Corp.	6.25	02/01/27	40,000	39,876
Tenet Healthcare Corp.	6.88	11/15/31	10,000	10,316
US Acute Care Solutions LLC(1)	6.38	03/01/26	20,000	20,270
				845,032
HOME BUILDERS – 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	15,000	13,581
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	15,000	13,419
Beazer Homes USA, Inc.	5.88	10/15/27	20,000	19,443
Beazer Homes USA, Inc.(1)	7.50	03/15/31	10,000	9,897
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	25,000	21,660
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	20,000	19,251
Dream Finders Homes, Inc.(1)	8.25	08/15/28	10,000	10,311
Empire Communities Corp.(1)	9.75	05/01/29	15,000	15,308
Landsea Homes Corp.(1)	8.88	04/01/29	10,000	9,823
New Home Co., Inc.(1)	9.25	10/01/29	10,000	10,041
				142,734
HOUSEHOLD PRODUCTS/WARES – 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	5.00	12/31/26	15,000	14,508
Spectrum Brands, Inc.(1)	3.88	03/15/31	15,000	14,050
Spectrum Brands, Inc.(1)	5.00	10/01/29	10,000	9,752
				38,310
HOUSEWARES – 0.4%
CD&R Smokey Buyer, Inc.(1)	6.75	07/15/25	20,000	19,899
Scotts Miracle-Gro Co.	4.00	04/01/31	20,000	16,865
Scotts Miracle-Gro Co.	4.50	10/15/29	25,000	22,316
				59,080
INSURANCE – 3.3%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	20,000	17,934
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	25,000	23,340
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	35,000	34,993
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	45,000	45,173
AmWINS Group, Inc.(1)	4.88	06/30/29	25,000	22,749
AmWINS Group, Inc.(1)	6.38	02/15/29	20,000	19,770
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	25,000	24,622
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	30,000	29,640

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.3% (Continued)
HUB International Ltd.(1)	7.25	06/15/30	$100,000	$101,536
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	20,000	20,573
Panther Escrow Issuer LLC(1)	7.13	06/01/31	90,000	90,524
Ryan Specialty LLC(1)	4.38	02/01/30	15,000	13,776
				444,630
INTERNET – 1.5%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	10,000	9,081
ANGI Group LLC(1)	3.88	08/15/28	15,000	12,696
Arches Buyer, Inc.(1)	4.25	06/01/28	30,000	25,753
Cablevision Lightpath LLC(1)	3.88	09/15/27	10,000	8,832
Cars.com, Inc.(1)	6.38	11/01/28	10,000	9,568
Cogent Communications Group, Inc.(1)	7.00	06/15/27	15,000	14,824
Getty Images, Inc.(1)	9.75	03/01/27	10,000	10,056
GrubHub Holdings, Inc.(1)	5.50	07/01/27	15,000	13,392
ION Trading Technologies Sarl(1)	5.75	05/15/28	15,000	13,716
Millennium Escrow Corp.(1)	6.63	08/01/26	25,000	14,370
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	15,000	16,129
Rakuten Group, Inc.(1),(2)	5.13	-	15,000	12,495
Rakuten Group, Inc.(1),(2)	6.25	-	40,000	29,026
TripAdvisor, Inc.(1)	7.00	07/15/25	15,000	15,020
				204,958
INVESTMENT COMPANIES – 0.3%
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	40,000	37,432

IRON/STEEL – 0.5%
Algoma Steel, Inc.(1)	9.13	04/15/29	15,000	14,831
ATI, Inc.	4.88	10/01/29	10,000	9,322
ATI, Inc.	5.13	10/01/31	15,000	13,685
ATI, Inc.	7.25	08/15/30	15,000	15,361
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	10,000	10,332
TMS International Corp./DE(1)	6.25	04/15/29	10,000	9,226
				72,757
LEISURE TIME – 3.5%
Carnival Corp.(1)	10.50	06/01/30	30,000	32,599
Carnival Corp.(1)	5.75	03/01/27	90,000	87,898
Carnival Corp.(1)	6.00	05/01/29	45,000	43,635
Carnival Corp.(1)	7.63	03/01/26	40,000	40,275
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	60,000	65,094
Life Time, Inc.(1)	8.00	04/15/26	15,000	15,038
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	10,000	10,469
Lindblad Expeditions LLC(1)	6.75	02/15/27	10,000	9,915
NCL Corp. Ltd.(1)	5.88	03/15/26	40,000	39,221
NCL Corp. Ltd.(1)	5.88	02/15/27	30,000	29,328
NCL Corp. Ltd.(1)	7.75	02/15/29	20,000	20,444
NCL Finance Ltd.(1)	6.13	03/15/28	15,000	14,648
Viking Cruises Ltd.(1)	5.88	09/15/27	30,000	29,111
Viking Cruises Ltd.(1)	7.00	02/15/29	20,000	19,941
Viking Cruises Ltd.(1)	9.13	07/15/31	20,000	21,466
				479,082

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 0.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	4.88	07/01/31	$10,000	$8,716
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	5.00	06/01/29	30,000	27,313
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	25,000	22,467
Station Casinos LLC(1)	4.50	02/15/28	25,000	23,207
Station Casinos LLC(1)	4.63	12/01/31	10,000	8,775
Station Casinos LLC(1)	6.63	03/15/32	15,000	14,711
				105,189
MACHINERY-CONSTRUCTION & MINING – 0.1%
Manitowoc Co., Inc.(1)	9.00	04/01/26	10,000	10,040

MACHINERY-DIVERSIFIED – 0.9%
ATS Corp.(1)	4.13	12/15/28	10,000	9,001
Chart Industries, Inc.(1)	9.50	01/01/31	15,000	16,118
GrafTech Finance, Inc.(1)	4.63	12/15/28	15,000	9,676
GrafTech Global Enterprises, Inc.(1)	9.88	12/15/28	15,000	11,296
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	30,000	30,918
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	45,000	43,093
				120,102
MEDIA – 5.8%
Altice Financing SA(1)	5.00	01/15/28	35,000	27,661
Altice Financing SA(1)	5.75	08/15/29	60,000	44,655
Altice Financing SA(1)	9.63	07/15/27	15,000	14,120
AMC Networks, Inc.	4.25	02/15/29	30,000	20,337
Block Communications, Inc.(1)	4.88	03/01/28	10,000	8,656
Cable One, Inc.(1)	4.00	11/15/30	20,000	15,280
CSC Holdings LLC(1)	11.25	05/15/28	30,000	26,565
CSC Holdings LLC(1)	11.75	01/31/29	60,000	53,343
CSC Holdings LLC(1)	3.38	02/15/31	25,000	15,437
CSC Holdings LLC(1)	4.13	12/01/30	30,000	19,084
CSC Holdings LLC(1)	4.50	11/15/31	50,000	31,781
CSC Holdings LLC(1)	5.38	02/01/28	35,000	26,885
CSC Holdings LLC(1)	5.50	04/15/27	40,000	32,830
CSC Holdings LLC(1)	6.50	02/01/29	50,000	37,337
GCI LLC(1)	4.75	10/15/28	20,000	17,863
Gray Television, Inc.(1)	4.75	10/15/30	15,000	9,069
Gray Television, Inc.(1)	5.38	11/15/31	45,000	27,097
Gray Television, Inc.(1)	5.88	07/15/26	20,000	19,301
Gray Television, Inc.(1)	7.00	05/15/27	25,000	22,772
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	25,000	23,212
Midcontinent Communications/Midcontinent Finance Corp.(1)	5.38	08/15/27	10,000	9,556
Scripps Escrow II, Inc.(1)	5.38	01/15/31	10,000	5,909
Scripps Escrow, Inc.(1)	5.88	07/15/27	15,000	11,819
Sinclair Television Group, Inc.(1)	4.13	12/01/30	20,000	13,881
Sunrise Hold Co. IV BV(1)	5.50	01/15/28	15,000	14,142

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 5.8% (Continued)
Townsquare Media, Inc.(1)	6.88	02/01/26	$15,000	$14,571
Univision Communications, Inc.(1)	4.50	05/01/29	35,000	30,478
Univision Communications, Inc.(1)	6.63	06/01/27	50,000	48,293
Univision Communications, Inc.(1)	7.38	06/30/30	25,000	23,958
Univision Communications, Inc.(1)	8.00	08/15/28	40,000	39,990
Urban One, Inc.(1)	7.38	02/01/28	20,000	16,246
Virgin Media Finance PLC(1)	5.00	07/15/30	30,000	24,592
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	10,000	8,912
Ziggo Bond Co. BV(1)	5.13	02/28/30	15,000	12,462
Ziggo Bond Co. BV(1)	6.00	01/15/27	20,000	19,683
				787,777
METAL FABRICATE/HARDWARE – 0.1%
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	15,000	13,575

MINING – 1.1%
Arsenal AIC Parent LLC(1)	11.50	10/01/31	15,000	16,721
Compass Minerals International, Inc.(1)	6.75	12/01/27	15,000	14,084
Eldorado Gold Corp.(1)	6.25	09/01/29	15,000	14,143
Hecla Mining Co.	7.25	02/15/28	15,000	14,954
Hudbay Minerals, Inc.(1)	4.50	04/01/26	15,000	14,524
Hudbay Minerals, Inc.(1)	6.13	04/01/29	20,000	19,600
Kaiser Aluminum Corp.(1)	4.50	06/01/31	15,000	13,156
Kaiser Aluminum Corp.(1)	4.63	03/01/28	15,000	13,983
New Gold, Inc.(1)	7.50	07/15/27	10,000	9,948
Taseko Mines Ltd.(1)	8.25	05/01/30	20,000	20,345
				151,458
MISCELLANEOUS MANUFACTURERS – 0.4%
Calderys Financing LLC(1)	11.25	06/01/28	15,000	15,946
Enpro, Inc.	5.75	10/15/26	10,000	9,874
Gates Global LLC/Gates Corp.(1)	6.25	01/15/26	15,000	15,021
LSB Industries, Inc.(1)	6.25	10/15/28	15,000	14,235
				55,076
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	20,000	18,044
Xerox Corp.	6.75	12/15/39	15,000	11,441
				29,485
OIL & GAS – 6.4%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	20,000	20,148
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	10,000	9,539
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	30,000	29,980
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	15,000	15,320
Berry Petroleum Co. LLC(1)	7.00	02/15/26	15,000	14,882
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	40,000	41,493
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	15,000	15,626
California Resources Corp.(1)	7.13	02/01/26	15,000	15,096
CITGO Petroleum Corp.(1)	6.38	06/15/26	20,000	19,995
CITGO Petroleum Corp.(1)	7.00	06/15/25	35,000	34,990
CITGO Petroleum Corp.(1)	8.38	01/15/29	30,000	31,073

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.4% (Continued)
Comstock Resources, Inc.(1)	5.88	01/15/30	$30,000	$27,354
Comstock Resources, Inc.(1)	6.75	03/01/29	35,000	33,355
Comstock Resources, Inc.(1)	6.75	03/01/29	15,000	14,127
CVR Energy, Inc.(1)	5.75	02/15/28	15,000	13,951
CVR Energy, Inc.(1)	8.50	01/15/29	15,000	15,052
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	15,000	15,702
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	20,000	20,263
EnQuest PLC(1)	11.63	11/01/27	10,000	10,251
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	15,000	12,846
Greenfire Resources Ltd.(1)	12.00	10/01/28	10,000	10,609
Gulfport Energy Corp.(1)	8.00	05/17/26	15,000	15,208
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	20,000	20,148
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	10,000	9,875
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	30,000	29,942
Nabors Industries, Inc.(1)	7.38	05/15/27	20,000	19,840
Nabors Industries, Inc.(1)	9.13	01/31/30	20,000	20,639
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	20,000	20,253
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	15,000	15,797
Precision Drilling Corp.(1)	6.88	01/15/29	20,000	19,810
Rockcliff Energy II LLC(1)	5.50	10/15/29	20,000	18,456
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	20,000	20,586
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	15,000	14,869
Talos Production, Inc.(1)	9.00	02/01/29	20,000	21,120
Talos Production, Inc.(1)	9.38	02/01/31	20,000	21,330
Teine Energy Ltd.(1)	6.88	04/15/29	10,000	9,724
Transocean Aquila Ltd.(1)	8.00	09/30/28	15,000	15,271
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	25,000	25,687
Transocean, Inc.(1)	8.50	05/15/31	25,000	24,903
Transocean, Inc.(1)	8.75	02/15/30	31,500	32,867
Vermilion Energy, Inc.(1)	6.88	05/01/30	10,000	9,741
Vital Energy, Inc.(1)	7.75	07/31/29	10,000	10,074
Vital Energy, Inc.(1)	7.88	04/15/32	30,000	30,461
Vital Energy, Inc.	9.75	10/15/30	10,000	10,904
W&T Offshore, Inc.(1)	11.75	02/01/26	10,000	10,209
				869,366
OIL & GAS SERVICES – 1.7%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	35,000	34,318
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	5,000	4,992
Bristow Group, Inc.(1)	6.88	03/01/28	10,000	9,709
CGG SA(1)	8.75	04/01/27	15,000	14,071
Enerflex Ltd.(1)	9.00	10/15/27	20,000	20,499
Kodiak Gas Services LLC(1)	7.25	02/15/29	25,000	25,202
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	10,000	10,051
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	25,000	24,980
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	30,000	29,833
Weatherford International Ltd.(1)	8.63	04/30/30	50,000	51,957
				225,612

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	$30,000	$24,757
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	35,000	29,204
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	04/30/25	20,000	19,824
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	15,000	14,978
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	20,000	19,115
LABL, Inc.(1)	5.88	11/01/28	25,000	22,281
LABL, Inc.(1)	6.75	07/15/26	20,000	19,742
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	80,000	81,600
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	25,000	25,006
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	20,000	20,056
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	20,000	18,426
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	25,000	23,220
Trivium Packaging Finance BV(1)	5.50	08/15/26	30,000	29,512
				347,721
PHARMACEUTICALS – 3.1%
AdaptHealth LLC(1)	4.63	08/01/29	15,000	12,652
AdaptHealth LLC(1)	5.13	03/01/30	15,000	12,783
AdaptHealth LLC(1)	6.13	08/01/28	10,000	9,388
Bausch Health Cos, Inc.(1)	11.00	09/30/28	55,000	43,064
Bausch Health Cos, Inc.(1)	4.88	06/01/28	40,000	25,879
Bausch Health Cos, Inc.(1)	5.50	11/01/25	50,000	46,622
Bausch Health Cos, Inc.(1)	5.75	08/15/27	10,000	6,910
Bausch Health Cos, Inc.(1)	6.13	02/01/27	40,000	29,338
BellRing Brands, Inc.(1)	7.00	03/15/30	25,000	25,322
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	15,000	14,088
Elanco Animal Health, Inc.	6.65	08/28/28	20,000	19,999
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	35,000	35,606
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	9,000	8,643
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	20,000	11,765
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	25,000	27,267
Option Care Health, Inc.(1)	4.38	10/31/29	15,000	13,447
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	60,000	51,924
Owens & Minor, Inc.(1)	4.50	03/31/29	15,000	13,488
Owens & Minor, Inc.(1)	6.63	04/01/30	15,000	14,572
				422,757
PIPELINES – 2.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.63	12/15/25	25,000	25,131
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	15,000	14,664
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	25,000	25,211
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	20,000	21,000
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	25,000	25,016
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	35,000	35,425
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	30,000	30,451
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	20,000	19,861
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	15,000	15,378
Howard Midstream Energy Partners LLC(1)	6.75	01/15/27	10,000	9,875
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	20,000	20,984
ITT Holdings LLC(1)	6.50	08/01/29	35,000	31,648

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 2.8% (Continued)
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	$10,000	$10,617
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	30,000	30,503
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	35,000	35,591
Prairie Acquiror LP(1)	9.00	08/01/29	10,000	10,222
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(1),(3)	9.50	10/15/26	25,000	25,546
				387,123
REAL ESTATE – 0.7%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	19,400	17,043
Five Point Operating Co. LP/Five Point Capital Corp.(1),(3)	10.50	01/15/28	16,791	17,146
Hunt Cos, Inc.(1)	5.25	04/15/29	20,000	17,860
Kennedy-Wilson, Inc.	4.75	03/01/29	35,000	28,979
Kennedy-Wilson, Inc.	4.75	02/01/30	5,000	3,964
Kennedy-Wilson, Inc.	5.00	03/01/31	15,000	11,670
				96,662
REAL ESTATE INVESTMENT TRUST (REITS) – 2.0%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	15,000	12,377
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	20,000	17,782
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	5.75	05/15/26	30,000	29,056
Rithm Capital Corp.(1)	6.25	10/15/25	10,000	9,913
Rithm Capital Corp.(1)	8.00	04/01/29	20,000	19,574
Service Properties Trust	3.95	01/15/28	25,000	21,352
Service Properties Trust	4.38	02/15/30	10,000	7,620
Service Properties Trust	4.75	10/01/26	10,000	9,294
Service Properties Trust	4.95	10/01/29	10,000	8,189
Service Properties Trust	5.25	02/15/26	15,000	14,441
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	75,000	77,886
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	4.75	04/15/28	20,000	17,563
XHR LP(1)	4.88	06/01/29	20,000	18,273
XHR LP(1)	6.38	08/15/25	10,000	9,997
				273,317
RETAIL – 5.4%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	85,000	73,359
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	25,000	23,273
Arko Corp.(1)	5.13	11/15/29	15,000	12,103
Bath & Body Works, Inc.	6.95	03/01/33	10,000	9,673
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	10,000	8,940
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	10,000	9,227
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	10,000	9,524
Brinker International, Inc.(1)	8.25	07/15/30	10,000	10,421
CEC Entertainment LLC(1)	6.75	05/01/26	20,000	19,738
Dave & Buster’s, Inc.(1)	7.63	11/01/25	15,000	15,111
eG Global Finance PLC(1)	12.00	11/30/28	35,000	36,166
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	11,000	11,663
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	20,000	19,613
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	25,000	23,711

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.4% (Continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	$30,000	$27,163
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	20,000	19,074
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	15,000	14,176
GYP Holdings III Corp.(1)	4.63	05/01/29	10,000	9,288
IRB Holding Corp.(1)	7.00	06/15/25	20,000	19,974
Ken Garff Automotive LLC(1)	4.88	09/15/28	10,000	9,288
LCM Investments Holdings II LLC(1)	4.88	05/01/29	30,000	27,428
LCM Investments Holdings II LLC(1)	8.25	08/01/31	25,000	25,994
LSF9 Atlantis Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	20,000	19,624
Michaels Cos, Inc.(1)	5.25	05/01/28	25,000	21,188
Papa John’s International, Inc.(1)	3.88	09/15/29	10,000	8,712
Patrick Industries, Inc.(1)	4.75	05/01/29	10,000	9,101
Patrick Industries, Inc.(1)	7.50	10/15/27	10,000	10,129
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	35,000	33,303
QVC, Inc.	4.38	09/01/28	15,000	11,549
QVC, Inc.	4.75	02/15/27	15,000	13,086
QVC, Inc.	5.45	08/15/34	10,000	6,577
QVC, Inc.	5.95	03/15/43	10,000	6,127
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	15,000	16,106
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	10,000	10,119
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	20,000	19,766
SRS Distribution, Inc.(1)	4.63	07/01/28	20,000	19,942
Staples, Inc.(1)	7.50	04/15/26	60,000	57,902
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	20,000	17,784
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	9,861
Victoria’s Secret & Co.(1)	4.63	07/15/29	20,000	15,731
				741,514
SEMICONDUCTORS – 0.1%
ams-OSRAM AG(1)	12.25	03/30/29	15,000	15,028

SOFTWARE – 3.7%
ACI Worldwide, Inc.(1)	5.75	08/15/26	15,000	14,938
Alteryx, Inc.(1)	8.75	03/15/28	10,000	10,168
Boxer Parent Co., Inc.(1)	7.13	10/02/25	15,000	15,028
Capstone Borrower, Inc.(1)	8.00	06/15/30	10,000	10,084
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	25,000	25,740
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	20,000	20,233
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	25,000	22,794
Cloud Software Group, Inc.(1)	6.50	03/31/29	120,000	113,906
Consensus Cloud Solutions, Inc.(1)	6.00	10/15/26	5,000	4,745
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	15,000	13,148
Dun & Bradstreet Corp.(1)	5.00	12/15/29	15,000	13,674
Dye & Durham Ltd.(1)	8.63	04/15/29	20,000	20,213
Elastic NV(1)	4.13	07/15/29	15,000	13,372
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	10,000	8,835
MicroStrategy, Inc.(1)	6.13	06/15/28	15,000	13,916
Rocket Software, Inc.(1)	9.00	11/28/28	30,000	30,141
SS&C Technologies, Inc.(1)	5.50	09/30/27	60,000	58,370

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 3.7% (Continued)
UKG, Inc.(1)	6.88	02/01/31	$75,000	$75,190
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	20,000	17,671
				502,166
TELECOMMUNICATIONS – 4.6%
Altice France SA/France(1)	5.13	01/15/29	15,000	9,815
Consolidated Communications, Inc.(1)	5.00	10/01/28	10,000	8,312
Consolidated Communications, Inc.(1)	6.50	10/01/28	25,000	21,726
Frontier Communications Holdings LLC(1)	5.00	05/01/28	50,000	46,051
Frontier Communications Holdings LLC(1)	5.88	10/15/27	40,000	38,408
Frontier Communications Holdings LLC(1)	8.63	03/15/31	25,000	25,273
Frontier Communications Holdings LLC(1)	8.75	05/15/30	35,000	35,659
GoTo Group, Inc.(1)	5.50	05/01/28	10,000	8,557
Iliad Holding SASU(1)	6.50	10/15/26	35,000	34,865
Iliad Holding SASU(1)	7.00	10/15/28	25,000	24,470
Level 3 Financing, Inc.(1)	10.50	04/15/29	20,000	20,059
Level 3 Financing, Inc.(1)	10.50	05/15/30	30,000	29,878
Level 3 Financing, Inc.(1)	10.75	12/15/30	15,000	15,104
Level 3 Financing, Inc.(1)	11.00	11/15/29	50,000	51,088
Level 3 Financing, Inc.(1)	3.40	03/01/27	20,000	12,100
Lumen Technologies, Inc.(1)	4.13	04/15/29	10,000	6,460
Lumen Technologies, Inc.(1)	4.13	04/15/30	10,000	6,225
Qwest Corp.	7.25	09/15/25	10,000	9,918
Telecom Italia Capital SA	6.00	09/30/34	30,000	25,296
Telecom Italia Capital SA	6.38	11/15/33	35,000	30,953
Telecom Italia Capital SA	7.20	07/18/36	25,000	22,669
Telecom Italia Capital SA	7.72	06/04/38	30,000	27,922
Viasat, Inc.(1)	5.63	09/15/25	15,000	14,428
Viasat, Inc.(1)	6.50	07/15/28	25,000	19,136
Viasat, Inc.(1)	7.50	05/30/31	15,000	10,612
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	40,000	38,582
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	45,000	35,863
				629,429
TOTAL CORPORATE BONDS (Cost - $13,234,041)				13,295,013

SHORT-TERM INVESTMENTS – 2.7%
TIME DEPOSITS – 2.7%
Citibank, New York	4.67	05/01/24	371,437	371,437
TOTAL SHORT-TERM INVESTMENTS (Cost - $371,437)				371,437

TOTAL INVESTMENTS – 100.4% (Cost - $13,605,478)				$13,666,450
OTHER ASSETS LESS LIABILITIES – (0.4)%				(50,833)
NET ASSETS – 100.0%				$13,615,617

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $12,042,517 and represents 88.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%
REAL ESTATE – 0.0%
WeWork, Inc. Class A*	1,339	$201
TOTAL COMMON STOCKS (Cost - $49,477)		201

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.3%
ADVERTISING – 1.8%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$450,000	363,051
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	430,000	364,962
CMG Media Corp.(1)	8.88	12/15/27	375,000	204,952
				932,965
AEROSPACE/DEFENSE – 0.9%
F-Brasile SpA/F-Brasile US LLC(1)	7.38	08/15/26	225,000	224,106
Spirit AeroSystems, Inc.	4.60	06/15/28	295,000	272,138
				496,244
APPAREL – 0.4%
Wolverine World Wide, Inc.(1)	4.00	08/15/29	230,000	183,899

AUTO MANUFACTURERS – 1.1%
McLaren Finance PLC(1)	7.50	08/01/26	295,000	258,721
PM General Purchaser LLC(1)	9.50	10/01/28	300,000	304,210
				562,931
AUTO PARTS & EQUIPMENT – 0.9%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	280,000	231,596
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	260,000	223,034
				454,630
BEVERAGES – 0.5%
Triton Water Holdings, Inc.(1)	6.25	04/01/29	300,000	269,319

BIOTECHNOLOGY – 0.2%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	190,000	96,910

BUILDING MATERIALS – 1.3%
ACProducts Holdings, Inc.(1)	6.38	05/15/29	215,000	150,247
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	135,000	114,506
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	212,000	191,238
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	245,000	235,967
				691,958
CHEMICALS – 4.0%
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	170,000	87,309
GPD Cos, Inc.(1)	10.13	04/01/26	210,000	197,755
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	195,000	191,123
Innophos Holdings, Inc.(1)	9.38	02/15/28	115,000	99,579
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	148,000	137,609
Olympus Water US Holding Corp.(1)	6.25	10/01/29	165,000	148,852
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	135,000	35,931
Rayonier AM Products, Inc.(1)	7.63	01/15/26	200,000	177,389
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	295,000	272,475

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 4.0% (Continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	$190,000	$49,008
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	325,000	302,038
WR Grace Holdings LLC(1)	5.63	08/15/29	495,000	443,737
				2,142,805
COMMERCIAL SERVICES – 5.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	410,000	348,481
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	450,000	448,782
Aptim Corp.(1)	7.75	06/15/25	240,000	238,525
Deluxe Corp.(1)	8.00	06/01/29	200,000	180,108
Garda World Security Corp.(1)	6.00	06/01/29	215,000	190,287
Garda World Security Corp.(1)	9.50	11/01/27	260,000	259,032
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	310,000	287,494
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	420,000	309,138
Signal Parent, Inc.(1)	6.13	04/01/29	125,000	96,128
StoneMor, Inc.(1)	8.50	05/15/29	165,000	132,386
Verscend Escrow Corp.(1)	9.75	08/15/26	530,000	530,000
WW International, Inc.(1)	4.50	04/15/29	205,000	85,945
				3,106,306
COMPUTERS – 3.9%
Ahead DB Holdings LLC(1)	6.63	05/01/28	165,000	150,127
McAfee Corp.(1)	7.38	02/15/30	865,000	802,042
Presidio Holdings, Inc.(1)	8.25	02/01/28	235,000	237,844
Vericast Corp.(1)	11.00	09/15/26	530,000	569,750
Vericast Corp.(1)	12.50	12/15/27	155,000	177,446
Virtusa Corp.(1)	7.13	12/15/28	145,000	130,790
				2,067,999
COSMETICS/PERSONAL CARE – 0.1%
Oriflame Investment Holding PLC(1)	5.13	05/04/26	235,000	63,450

DISTRIBUTION/WHOLESALE – 0.9%
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	280,000	272,781
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	210,000	206,797
				479,578
DIVERSIFIED FINANCIAL SERVICES – 2.6%
Aretec Group, Inc.(1)	7.50	04/01/29	165,000	155,715
Armor Holdco, Inc.(1)	8.50	11/15/29	144,000	134,100
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	170,000	141,136
Finance of America Funding LLC(1)	7.88	11/15/25	155,000	120,732
Hightower Holding LLC(1)	6.75	04/15/29	125,000	117,428
LD Holdings Group LLC(1)	6.13	04/01/28	255,000	193,967
LD Holdings Group LLC(1)	6.50	11/01/25	215,000	204,256
Osaic Holdings, Inc.(1)	10.75	08/01/27	205,000	212,407
World Acceptance Corp.(1)	7.00	11/01/26	115,000	107,005
				1,386,746
ENGINEERING & CONSTRUCTION – 1.2%
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	135,000	113,487
INNOVATE Corp.(1)	8.50	02/01/26	140,000	104,200

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 1.2% (Continued)
Tutor Perini Corp.(1)	11.88	04/30/29	$175,000	$179,498
Tutor Perini Corp.(1)	6.88	05/01/25	245,000	245,000
				642,185
ENTERTAINMENT – 2.0%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	265,000	125,601
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	405,000	278,226
Motion Bondco DAC(1)	6.63	11/15/27	175,000	168,910
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	320,000	238,784
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	315,000	226,442
Universal Entertainment Corp.(1),(2)	8.75	12/11/24	25,000	27,018
				1,064,981
ENVIRONMENTAL CONTROL – 1.2%
Madison IAQ LLC(1)	5.88	06/30/29	445,000	413,213
Waste Pro USA, Inc.(1)	5.50	02/15/26	235,000	230,127
				643,340
FOOD – 2.0%
B&G Foods, Inc.	5.25	04/01/25	80,000	79,148
B&G Foods, Inc.	5.25	09/15/27	240,000	221,802
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	210,000	212,484
Sigma Holdco BV(1)	7.88	05/15/26	235,000	223,024
TreeHouse Foods, Inc.	4.00	09/01/28	210,000	186,193
United Natural Foods, Inc.(1)	6.75	10/15/28	210,000	161,393
				1,084,044
FOOD SERVICE – 0.5%
TKC Holdings, Inc.(1)	10.50	05/15/29	290,000	277,726

FOREST PRODUCTS & PAPER – 0.3%
Glatfelter Corp.(1)	4.75	11/15/29	210,000	176,674

HAND/MACHINE TOOLS – 0.4%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	170,000	185,627

HEALTHCARE-SERVICES – 4.6%
AHP Health Partners, Inc.(1)	5.75	07/15/29	125,000	114,652
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	525,000	371,696
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	535,000	398,261
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	8.50	05/01/26	139,000	138,637
LifePoint Health, Inc.(1)	5.38	01/15/29	212,000	169,717
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	225,000	156,528
ModivCare, Inc.(1)	5.88	11/15/25	225,000	219,680
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(1)	9.75	12/01/26	545,000	543,191
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	350,000	349,960
				2,462,322
HOUSEHOLD PRODUCTS/WARES – 0.4%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(1)	7.00	12/31/27	220,000	213,027

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEWARES – 0.3%
SWF Escrow Issuer Corp.(1)	6.50	10/01/29	$265,000	$164,000

INSURANCE – 8.4%
Acrisure LLC/Acrisure Finance, Inc.(1)	10.13	08/01/26	174,000	179,880
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	210,000	190,208
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	395,000	392,087
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	190,000	174,628
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	575,000	564,330
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	430,000	419,223
AssuredPartners, Inc.(1)	5.63	01/15/29	235,000	214,493
AssuredPartners, Inc.(1)	7.50	02/15/32	215,000	208,928
BroadStreet Partners, Inc.(1)	5.88	04/15/29	305,000	278,241
GTCR AP Finance, Inc.(1)	8.00	05/15/27	205,000	205,251
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	215,000	211,774
HUB International Ltd.(1)	5.63	12/01/29	236,000	217,414
HUB International Ltd.(1)	7.38	01/31/32	815,000	808,002
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	125,000	132,432
USI, Inc./NY(1)	7.50	01/15/32	260,000	258,942
				4,455,833
INTERNET – 1.1%
Arches Buyer, Inc.(1)	6.13	12/01/28	212,000	172,625
Cablevision Lightpath LLC(1)	5.63	09/15/28	175,000	141,379
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	210,000	157,653
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(1)	10.75	06/01/28	85,000	87,548
				559,205
IRON/STEEL – 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	275,000	253,098

LEISURE TIME – 0.4%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	220,000	206,626

LODGING – 0.3%
Full House Resorts, Inc.(1)	8.25	02/15/28	170,000	162,380

MACHINERY-DIVERSIFIED – 1.3%
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	210,000	222,672
OT Merger Corp.(1)	7.88	10/15/29	129,000	84,392
SPX FLOW, Inc.(1)	8.75	04/01/30	210,000	215,196
TK Elevator Holdco GmbH(1)	7.63	07/15/28	170,000	166,787
				689,047
MEDIA – 7.7%
Beasley Mezzanine Holdings LLC(1)	8.63	02/01/26	120,000	72,839
CSC Holdings LLC(1)	4.63	12/01/30	885,000	384,903
CSC Holdings LLC(1)	5.00	11/15/31	155,000	66,134
CSC Holdings LLC(1)	5.75	01/15/30	885,000	388,856
CSC Holdings LLC(1)	7.50	04/01/28	330,000	178,827
Cumulus Media New Holdings, Inc.(1)	6.75	07/01/26	160,000	95,326
DISH DBS Corp.	5.13	06/01/29	165,000	66,421
DISH DBS Corp.(1)	5.25	12/01/26	290,000	228,595

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 7.7% (Continued)
DISH DBS Corp.(1)	5.75	12/01/28	$260,000	$176,061
DISH DBS Corp.	7.38	07/01/28	60,000	26,928
DISH DBS Corp.	7.75	07/01/26	230,000	144,546
DISH Network Corp.(1)	11.75	11/15/27	375,000	378,336
iHeartCommunications, Inc.(1)	4.75	01/15/28	215,000	153,717
iHeartCommunications, Inc.(1)	5.25	08/15/27	320,000	235,061
iHeartCommunications, Inc.	6.38	05/01/26	335,000	283,414
iHeartCommunications, Inc.	8.38	05/01/27	405,000	217,694
Liberty Interactive LLC	8.25	02/01/30	215,000	119,310
Liberty Interactive LLC	8.50	07/15/29	120,000	67,618
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	275,000	252,843
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	385,000	294,385
Sinclair Television Group, Inc.(1)	5.13	02/15/27	115,000	103,624
Sinclair Television Group, Inc.(1)	5.50	03/01/30	205,000	142,293
				4,077,731
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc.	6.63	04/15/27	150,000	142,671

MINING – 0.6%
Coeur Mining, Inc.(1)	5.13	02/15/29	125,000	117,044
IAMGOLD Corp.(1)	5.75	10/15/28	190,000	175,851
				292,895
MISCELLANEOUS MANUFACTURER – 1.0%
FXI Holdings, Inc.(1)	12.25	11/15/26	320,000	318,093
FXI Holdings, Inc.(1)	12.25	11/15/26	227,000	225,238
				543,331
OIL & GAS – 3.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	11.00	04/15/25	202,000	202,322
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	130,000	124,469
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	150,000	143,949
Global Marine, Inc.	7.00	06/01/28	110,000	101,432
Nabors Industries Ltd.(1)	7.25	01/15/26	265,000	262,702
Nabors Industries Ltd.(1)	7.50	01/15/28	165,000	156,603
Transocean, Inc.	6.80	03/15/38	270,000	218,757
Transocean, Inc.	7.50	04/15/31	165,000	149,073
Transocean, Inc.(1)	8.00	02/01/27	190,000	190,622
Transocean, Inc.(1)	8.25	05/15/29	425,000	422,821
				1,972,750
OIL & GAS SERVICES – 0.2%
Nine Energy Service, Inc.	13.00	02/01/28	125,000	99,189

PACKAGING & CONTAINERS – 5.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	345,000	176,309
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	5.25	08/15/27	430,000	219,747
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	475,000	459,513
Graham Packaging Co., Inc.(1)	7.13	08/15/28	212,000	191,720
Iris Holding, Inc.(1)	10.00	12/15/28	165,000	146,420
LABL, Inc.(1)	10.50	07/15/27	320,000	314,641

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 5.3% (Continued)
LABL, Inc.(1)	8.25	11/01/29	$195,000	$165,397
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	575,000	564,130
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	260,000	281,688
Trivium Packaging Finance BV(1)	8.50	08/15/27	295,000	292,443
				2,812,008
PHARMACEUTICALS – 1.0%
Bausch Health Cos, Inc.(1)	14.00	10/15/30	145,000	94,250
Grifols SA(1)	4.75	10/15/28	295,000	238,594
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	200,000	169,581
				502,425
PIPELINES – 0.2%
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	135,000	129,343

REAL ESTATE – 0.6%
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	195,000	131,061
Realogy Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	245,000	171,245
				302,306
REAL ESTATE INVESTMENT TRUST (REITS) – 2.8%
Diversified Healthcare Trust	4.38	03/01/31	215,000	155,555
Diversified Healthcare Trust	4.75	02/15/28	215,000	169,433
Diversified Healthcare Trust	9.75	06/15/25	215,000	215,609
Office Properties Income Trust	2.40	02/01/27	150,000	73,089
Office Properties Income Trust	2.65	06/15/26	135,000	77,035
Office Properties Income Trust	3.45	10/15/31	170,000	70,695
Office Properties Income Trust(1)	9.00	03/31/29	125,000	113,573
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	300,000	233,624
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	475,000	382,333
				1,490,946
RETAIL – 7.1%
99 Cents Only Stores LLC(1),(3)	7.50	01/15/26	120,000	38,400
At Home Group, Inc.(1)	4.88	07/15/28	125,000	60,313
Carrols Restaurant Group, Inc.(1)	5.88	07/01/29	130,000	132,343
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	535,000	465,832
Foundation Building Materials, Inc.(1)	6.00	03/01/29	170,000	149,974
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	170,000	129,334
Guitar Center, Inc.(1)	8.50	01/15/26	235,000	208,389
LBM Acquisition LLC(1)	6.25	01/15/29	305,000	280,269
Michaels Cos, Inc.(1)	7.88	05/01/29	490,000	359,431
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	490,000	488,188
Park River Holdings, Inc.(1)	5.63	02/01/29	150,000	123,619
Park River Holdings, Inc.(1)	6.75	08/01/29	125,000	107,570
SRS Distribution, Inc.(1)	6.00	12/01/29	365,000	370,333
SRS Distribution, Inc.(1)	6.13	07/01/29	195,000	198,076
Staples, Inc.(1)	10.75	04/15/27	405,000	373,087
White Capital Buyer LLC(1)	6.88	10/15/28	270,000	261,171
				3,746,329

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 6.1%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	$1,005,000	$905,683
Boxer Parent Co., Inc.(1)	9.13	03/01/26	174,000	175,202
Castle US Holding Corp.(1)	9.50	02/15/28	125,000	60,229
Cloud Software Group, Inc.(1)	9.00	09/30/29	1,120,000	1,078,549
Rocket Software, Inc.(1)	6.50	02/15/29	240,000	200,135
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	750,000	682,982
West Technology Group LLC(1)	8.50	04/10/27	170,000	145,775
				3,248,555
TELECOMMUNICATIONS – 10.3%
Altice France SA(1)	5.13	01/15/29	100,000	65,435
Altice France SA(1)	5.13	07/15/29	500,000	326,408
Altice France SA(1)	5.50	01/15/28	200,000	135,318
Altice France SA(1)	5.50	10/15/29	375,000	245,914
Altice France SA(1)	8.13	02/01/27	325,000	244,987
CommScope, Inc.(1)	4.75	09/01/29	535,000	374,500
CommScope, Inc.(1)	6.00	03/01/26	640,000	572,800
Embarq Corp.	8.00	06/01/36	512,000	209,920
Frontier Communications Holdings LLC	5.88	11/01/29	320,000	267,709
Frontier Communications Holdings LLC(1)	6.00	01/15/30	430,000	359,112
Frontier Communications Holdings LLC(1)	6.75	05/01/29	430,000	378,767
GoTo Group, Inc.(1)	5.50	05/01/28	173,349	116,371
Hughes Satellite Systems Corp.	5.25	08/01/26	315,000	261,137
Hughes Satellite Systems Corp.	6.63	08/01/26	330,000	189,679
Level 3 Financing, Inc.(1)	3.63	01/15/29	320,000	110,416
Level 3 Financing, Inc.(1)	3.75	07/15/29	385,000	133,306
Level 3 Financing, Inc.(1)	3.88	10/15/30	200,000	110,945
Level 3 Financing, Inc.(1)	4.00	04/15/31	200,000	110,500
Level 3 Financing, Inc.(1)	4.25	07/01/28	225,000	87,818
Level 3 Financing, Inc.(1)	4.50	04/01/30	300,000	173,062
Level 3 Financing, Inc.(1)	4.63	09/15/27	375,000	217,766
Level 3 Financing, Inc.(1)	4.88	06/15/29	250,000	158,187
Lumen Technologies, Inc.(1)	4.50	01/15/29	175,000	52,879
Lumen Technologies, Inc.	7.60	09/15/39	160,000	47,819
Lumen Technologies, Inc.	7.65	03/15/42	125,000	37,569
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	175,000	79,767
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	215,000	104,675
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	455,000	303,686
				5,476,452
TEXTILES – 0.3%
Eagle Intermediate Global Holding BV/Eagle US Finance LLC(1)	7.50	05/01/25	260,000	165,324

TRANSPORTATION – 0.7%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	125,000	111,251
Watco Cos LLC/Watco Finance Corp.(1)	6.50	06/15/27	255,000	252,062
				363,313
TOTAL CORPORATE BONDS (Cost - $52,010,584)				51,541,423

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 5.4%
TIME DEPOSITS – 5.4%
Citibank, New York	4.67	05/01/24	$2,888,945	$2,888,945
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,888,945)				2,888,945

TOTAL INVESTMENTS – 102.7% (Cost - $54,949,006)				$54,430,569
OTHER ASSETS LESS LIABILITIES – (2.7)%				(1,412,178)
NET ASSETS – 100.0%				$53,018,391

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $47,240,497 and represents 89.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2024.
(3)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.7%
ADVERTISING – 0.2%
Omnicom Group, Inc./Omnicom Capital, Inc.	3.60	04/15/26	$5,000	$4,831

AEROSPACE/DEFENSE – 3.3%
Boeing Co.	2.20	02/04/26	10,000	9,331
Boeing Co.	3.20	03/01/29	5,000	4,374
Boeing Co.	4.88	05/01/25	10,000	9,877
Boeing Co.	5.04	05/01/27	15,000	14,553
Howmet Aerospace, Inc.	6.88	05/01/25	5,000	5,046
L3Harris Technologies, Inc.	4.40	06/15/28	5,000	4,796
L3Harris Technologies, Inc.	5.40	01/15/27	5,000	4,992
Northrop Grumman Corp.	3.25	01/15/28	5,000	4,658
RTX Corp.	4.13	11/16/28	10,000	9,513
RTX Corp.	5.00	02/27/26	10,000	9,932
RTX Corp.	5.75	01/15/29	5,000	5,081
				82,153
AGRICULTURE – 1.5%
Altria Group, Inc.	4.80	02/14/29	5,000	4,855
Altria Group, Inc.	6.20	11/01/28	5,000	5,126
BAT Capital Corp.	2.26	03/25/28	5,000	4,397
BAT Capital Corp.	3.56	08/15/27	10,000	9,387
BAT International Finance PLC	1.67	03/25/26	10,000	9,288
Bunge Ltd. Finance Corp.	3.25	08/15/26	5,000	4,749
				37,802
AIRLINES – 0.3%
Southwest Airlines Co.	5.13	06/15/27	8,000	7,891

APPAREL – 0.2%
Tapestry, Inc.	7.35	11/27/28	5,000	5,159

AUTO MANUFACTURERS – 5.0%
Ford Motor Co.	4.35	12/08/26	15,000	14,483
Ford Motor Credit Co. LLC	2.70	08/10/26	5,000	4,644
Ford Motor Credit Co. LLC	3.38	11/13/25	15,000	14,407
Ford Motor Credit Co. LLC	3.82	11/02/27	5,000	4,634
Ford Motor Credit Co. LLC	5.80	03/08/29	5,000	4,915
Ford Motor Credit Co. LLC	6.80	11/07/28	10,000	10,229
Ford Motor Credit Co. LLC	6.95	03/06/26	10,000	10,139
General Motors Co.	6.13	10/01/25	10,000	10,037
General Motors Financial Co., Inc.	4.35	01/17/27	5,000	4,840
General Motors Financial Co., Inc.	5.00	04/09/27	10,000	9,830
General Motors Financial Co., Inc.	5.40	04/06/26	10,000	9,944
General Motors Financial Co., Inc.	5.80	06/23/28	10,000	10,019
General Motors Financial Co., Inc.	5.80	01/07/29	10,000	9,977
General Motors Financial Co., Inc.	6.00	01/09/28	5,000	5,045
				123,143
AUTO PARTS & EQUIPMENT – 0.2%
BorgWarner, Inc.	2.65	07/01/27	5,000	4,580

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 11.0%
Banco Bilbao Vizcaya Argentaria SA	5.86	09/14/26	$5,000	$4,987
Bank of Montreal	3.80	12/15/32	5,000	4,632
Bank of Nova Scotia	4.50	12/16/25	5,000	4,892
Barclays PLC	2.85	05/07/26	15,000	14,534
Barclays PLC	4.97	05/16/29	15,000	14,475
Barclays PLC	5.50	08/09/28	10,000	9,859
Barclays PLC	5.69	03/12/30	5,000	4,940
Barclays PLC	5.83	05/09/27	20,000	19,934
Citigroup, Inc.	4.13	07/25/28	5,000	4,710
Citigroup, Inc.	4.40	06/10/25	10,000	9,852
Citigroup, Inc.	4.45	09/29/27	10,000	9,628
Citigroup, Inc.	4.60	03/09/26	5,000	4,897
Citizens Financial Group, Inc.	5.84	01/23/30	5,000	4,900
Comerica, Inc.	5.98	01/30/30	5,000	4,861
Cooperatieve Rabobank UA	3.75	07/21/26	5,000	4,775
Cooperatieve Rabobank UA	4.38	08/04/25	5,000	4,899
Deutsche Bank AG/New York, NY	2.13	11/24/26	15,000	14,119
Deutsche Bank AG/New York, NY	2.31	11/16/27	10,000	9,101
Deutsche Bank AG/New York, NY	6.82	11/20/29	10,000	10,276
Discover Bank	3.45	07/27/26	5,000	4,726
Discover Bank	4.65	09/13/28	5,000	4,742
Fifth Third Bancorp	6.36	10/27/28	5,000	5,045
Fifth Third Bank, N.A.	3.85	03/15/26	5,000	4,804
Goldman Sachs Group, Inc.	4.25	10/21/25	5,000	4,896
HSBC Holdings PLC	4.38	11/23/26	5,000	4,839
Huntington Bancshares, Inc./OH	6.21	08/21/29	5,000	5,024
KeyBank N.A./Cleveland, OH	3.40	05/20/26	5,000	4,697
KeyBank N.A./Cleveland, OH	4.15	08/08/25	5,000	4,859
KeyBank N.A./Cleveland, OH	5.85	11/15/27	5,000	4,910
Lloyds Banking Group PLC	4.65	03/24/26	5,000	4,883
M&T Bank Corp.	7.41	10/30/29	5,000	5,188
Morgan Stanley	3.95	04/23/27	5,000	4,790
Morgan Stanley	4.35	09/08/26	5,000	4,862
Morgan Stanley	5.00	11/24/25	5,000	4,949
Regions Financial Corp.	2.25	05/18/25	5,000	4,818
Santander Holdings USA, Inc.	3.24	10/05/26	5,000	4,690
Santander Holdings USA, Inc.	4.50	07/17/25	5,000	4,906
Santander Holdings USA, Inc.	6.57	06/12/29	10,000	10,150
Santander UK Group Holdings PLC	2.47	01/11/28	5,000	4,555
Santander UK Group Holdings PLC	6.53	01/10/29	5,000	5,096
Santander UK Group Holdings PLC	6.83	11/21/26	5,000	5,055
				272,755
BEVERAGES – 0.8%
Constellation Brands, Inc.	3.60	02/15/28	5,000	4,683
Constellation Brands, Inc.	5.00	02/02/26	5,000	4,949
Keurig Dr Pepper, Inc.	4.60	05/25/28	5,000	4,855
Molson Coors Beverage Co.	3.00	07/15/26	5,000	4,745
				19,232

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BIOTECHNOLOGY – 2.1%
Amgen, Inc.	1.65	08/15/28	$5,000	$4,300
Amgen, Inc.	2.20	02/21/27	5,000	4,588
Amgen, Inc.	3.13	05/01/25	5,000	4,876
Amgen, Inc.	5.15	03/02/28	10,000	9,914
Amgen, Inc.	5.51	03/02/26	5,000	4,989
Biogen, Inc.	4.05	09/15/25	5,000	4,888
Gilead Sciences, Inc.	1.20	10/01/27	5,000	4,380
Gilead Sciences, Inc.	3.65	03/01/26	10,000	9,692
Royalty Pharma PLC	1.75	09/02/27	5,000	4,422
				52,049
BUILDING MATERIALS – 0.4%
Carrier Global Corp.	2.49	02/15/27	5,000	4,608
Masco Corp.	1.50	02/15/28	5,000	4,309
				8,917
CHEMICALS – 1.9%
Celanese US Holdings LLC	6.17	07/15/27	10,000	10,068
DuPont de Nemours, Inc.	4.49	11/15/25	5,000	4,917
DuPont de Nemours, Inc.	4.73	11/15/28	5,000	4,905
Eastman Chemical Co.	4.50	12/01/28	5,000	4,792
FMC Corp.	3.20	10/01/26	5,000	4,709
Mosaic Co.	4.05	11/15/27	5,000	4,776
Nutrien Ltd.	4.90	03/27/28	5,000	4,900
PPG Industries, Inc.	3.75	03/15/28	5,000	4,736
Sherwin-Williams Co.	3.45	06/01/27	5,000	4,725
				48,528
COMMERCIAL SERVICES – 0.8%
Equifax, Inc.	5.10	06/01/28	5,000	4,914
Global Payments, Inc.	1.20	03/01/26	5,000	4,617
Global Payments, Inc.	2.15	01/15/27	5,000	4,578
Verisk Analytics, Inc.	4.13	03/15/29	5,000	4,715
				18,824
COMPUTERS – 1.7%
Dell International LLC/EMC Corp.	5.25	02/01/28	8,000	7,966
Dell International LLC/EMC Corp.	6.02	06/15/26	6,000	6,037
DXC Technology Co.	1.80	09/15/26	5,000	4,531
Hewlett Packard Enterprise Co.	4.90	10/15/25	10,000	9,881
HP, Inc.	2.20	06/17/25	5,000	4,806
HP, Inc.	3.00	06/17/27	5,000	4,653
NetApp, Inc.	1.88	06/22/25	5,000	4,785
				42,659
COSMETICS/PERSONAL CARE – 0.3%
Haleon US Capital LLC	3.38	03/24/27	8,000	7,560

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10/29/26	$10,000	$9,244
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10/29/28	15,000	13,384
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.45	10/01/25	15,000	14,725
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.45	04/15/27	5,000	5,101
Air Lease Corp.	1.88	08/15/26	5,000	4,585
Air Lease Corp.	3.38	07/01/25	10,000	9,724
Air Lease Corp.	5.85	12/15/27	10,000	10,034
Ally Financial, Inc.	5.80	05/01/25	5,000	4,996
Ally Financial, Inc.	6.99	06/13/29	10,000	10,219
Capital One Financial Corp.	3.27	03/01/30	10,000	8,838
Capital One Financial Corp.	3.75	07/28/26	10,000	9,570
Capital One Financial Corp.	3.80	01/31/28	5,000	4,688
Capital One Financial Corp.	4.93	05/10/28	10,000	9,767
Capital One Financial Corp.	6.31	06/08/29	5,000	5,046
Jefferies Financial Group, Inc.	5.88	07/21/28	5,000	4,982
Nasdaq, Inc.	5.35	06/28/28	5,000	4,980
Nomura Holdings, Inc.	1.85	07/16/25	10,000	9,518
Nomura Holdings, Inc.	2.33	01/22/27	10,000	9,142
Nomura Holdings, Inc.	6.07	07/12/28	5,000	5,057
Synchrony Financial	4.50	07/23/25	5,000	4,887
Synchrony Financial	5.15	03/19/29	5,000	4,743
				163,230
ELECTRIC – 8.3%
AES Corp.	5.45	06/01/28	5,000	4,926
Ameren Corp.	5.70	12/01/26	5,000	5,014
American Electric Power Co., Inc.	5.20	01/15/29	5,000	4,921
American Electric Power Co., Inc.	5.75	11/01/27	5,000	5,051
Constellation Energy Generation LLC	3.25	06/01/25	5,000	4,872
Dominion Energy, Inc.	3.90	10/01/25	5,000	4,878
DTE Energy Co.	4.88	06/01/28	5,000	4,868
DTE Energy Co.	5.10	03/01/29	5,000	4,885
Duke Energy Corp.	2.65	09/01/26	5,000	4,687
Duke Energy Corp.	3.15	08/15/27	5,000	4,655
Duke Energy Corp.	4.30	03/15/28	5,000	4,803
Duke Energy Corp.	5.00	12/08/25	5,000	4,960
Edison International	5.75	06/15/27	5,000	5,005
Enel Chile SA	4.88	06/12/28	5,000	4,774
Entergy Corp.	2.95	09/01/26	5,000	4,715
Eversource Energy	5.45	03/01/28	5,000	4,962
Eversource Energy	5.95	02/01/29	5,000	5,059
Exelon Corp.	3.40	04/15/26	5,000	4,808
Exelon Corp.	5.15	03/15/28	5,000	4,935
FirstEnergy Corp.	4.15	07/15/27	5,000	4,713
Fortis, Inc./Canada	3.06	10/04/26	5,000	4,710
NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	10,000	8,697
NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	10,000	9,455
NextEra Energy Capital Holdings, Inc.	5.75	09/01/25	15,000	15,015
Pacific Gas & Electric Co.	3.15	01/01/26	10,000	9,566

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.3% (Continued)
Pacific Gas & Electric Co.	3.30	12/01/27	$5,000	$4,596
Pacific Gas & Electric Co.	3.75	07/01/28	5,000	4,614
Public Service Enterprise Group, Inc.	5.85	11/15/27	5,000	5,058
Sempra	3.40	02/01/28	5,000	4,640
Sempra	5.40	08/01/26	5,000	4,973
Southern Co.	3.25	07/01/26	5,000	4,769
Southern Co.	3.75	09/15/51	5,000	4,592
Southern Co.	4.00	01/15/51	5,000	4,780
Southern Co.	5.11	08/01/27	5,000	4,935
Southern Co.	5.15	10/06/25	5,000	4,967
Southwestern Electric Power Co.	4.10	09/15/28	5,000	4,700
WEC Energy Group, Inc.	4.75	01/09/26	5,000	4,934
Xcel Energy, Inc.	1.75	03/15/27	5,000	4,496
				206,988
ELECTRONICS – 1.0%
Avnet, Inc.	4.63	04/15/26	5,000	4,883
Flex Ltd.	3.75	02/01/26	5,000	4,822
Fortive Corp.	3.15	06/15/26	5,000	4,768
Jabil, Inc.	4.25	05/15/27	5,000	4,795
TD SYNNEX Corp.	1.75	08/09/26	5,000	4,558
				23,826
ENTERTAINMENT – 0.7%
Warnermedia Holdings, Inc.	3.76	03/15/27	15,000	14,137
Warnermedia Holdings, Inc.	4.05	03/15/29	5,000	4,562
				18,699
ENVIRONMENTAL CONTROL – 0.4%
Republic Services, Inc.	3.38	11/15/27	5,000	4,699
Veralto Corp.(1)	5.50	09/18/26	5,000	4,973
				9,672
FOOD – 2.9%
Campbell Soup Co.	4.15	03/15/28	5,000	4,764
Conagra Brands, Inc.	4.85	11/01/28	5,000	4,846
Conagra Brands, Inc.	5.30	10/01/26	5,000	4,967
General Mills, Inc.	4.20	04/17/28	10,000	9,576
J M Smucker Co.	5.90	11/15/28	5,000	5,098
Kellanova	3.25	04/01/26	5,000	4,799
Kraft Heinz Foods Co.	3.00	06/01/26	5,000	4,773
Kraft Heinz Foods Co.	3.88	05/15/27	5,000	4,797
Kroger Co.	2.65	10/15/26	5,000	4,692
McCormick & Co., Inc./MD	0.90	02/15/26	5,000	4,614
Mondelez International, Inc.	2.63	03/17/27	5,000	4,644
Sysco Corp.	3.30	07/15/26	5,000	4,772
Tyson Foods, Inc.	3.55	06/02/27	5,000	4,721
Tyson Foods, Inc.	5.40	03/15/29	5,000	4,951
				72,014

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOREST PRODUCTS & PAPER – 0.4%
Suzano Austria GmbH	6.00	01/15/29	$5,000	$4,953
Suzano International Finance BV	5.50	01/17/27	5,000	4,957
				9,910
GAS – 0.3%
NiSource, Inc.	5.25	03/30/28	8,000	7,920

HAND/MACHINE TOOLS – 0.4%
Regal Rexnord Corp.(1)	6.05	04/15/28	5,000	4,996
Stanley Black & Decker, Inc.	4.25	11/15/28	5,000	4,762
				9,758
HEALTHCARE-PRODUCTS – 1.5%
Baxter International, Inc.	1.92	02/01/27	10,000	9,066
GE HealthCare Technologies, Inc.	5.60	11/15/25	5,000	4,994
GE HealthCare Technologies, Inc.	5.65	11/15/27	5,000	5,027
Revvity, Inc.	1.90	09/15/28	5,000	4,285
Solventum Corp.(1)	5.40	03/01/29	5,000	4,908
Stryker Corp.	3.38	11/01/25	10,000	9,685
				37,965
HEALTHCARE-SERVICES – 2.5%
Centene Corp.	2.45	07/15/28	5,000	4,367
Centene Corp.	4.25	12/15/27	5,000	4,717
Elevance Health, Inc.	3.65	12/01/27	10,000	9,438
Elevance Health, Inc.	4.90	02/08/26	5,000	4,943
HCA, Inc.	5.20	06/01/28	10,000	9,836
HCA, Inc.	5.38	09/01/26	10,000	9,927
HCA, Inc.	5.63	09/01/28	5,000	4,983
Humana, Inc.	1.35	02/03/27	10,000	8,932
IQVIA, Inc.	6.25	02/01/29	5,000	5,085
				62,228
HOME BUILDERS – 0.4%
DR Horton, Inc.	1.30	10/15/26	5,000	4,516
Lennar Corp.	4.75	11/29/27	5,000	4,914
				9,430
HOME FURNISHINGS – 0.2%
Whirlpool Corp.	4.75	02/26/29	5,000	4,817

INSURANCE – 2.1%
Allstate Corp.	0.75	12/15/25	5,000	4,628
American International Group, Inc.	5.75	04/01/48	5,000	4,846
Aon Global Ltd.	3.88	12/15/25	5,000	4,868
Athene Holding Ltd.	4.13	01/12/28	5,000	4,757
CNA Financial Corp.	4.50	03/01/26	5,000	4,896
Corebridge Financial, Inc.	3.65	04/05/27	5,000	4,738
Corebridge Financial, Inc.	6.88	12/15/52	5,000	4,946
Equitable Holdings, Inc.	4.35	04/20/28	5,000	4,766
Manulife Financial Corp.	4.06	02/24/32	5,000	4,739

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 2.1% (Continued)
Prudential Financial, Inc.	5.70	09/15/48	$5,000	$4,864
Willis North America, Inc.	4.65	06/15/27	5,000	4,862
				52,910
INTERNET – 0.9%
eBay, Inc.	3.60	06/05/27	5,000	4,742
Expedia Group, Inc.	3.80	02/15/28	5,000	4,689
Netflix, Inc.	4.38	11/15/26	5,000	4,881
Netflix, Inc.	5.88	11/15/28	8,000	8,165
				22,477
INVESTMENT COMPANIES – 2.7%
Ares Capital Corp.	2.15	07/15/26	8,000	7,348
Ares Capital Corp.	2.88	06/15/28	5,000	4,397
Ares Capital Corp.	3.25	07/15/25	5,000	4,824
Ares Capital Corp.	5.88	03/01/29	5,000	4,904
Blackstone Private Credit Fund	2.63	12/15/26	5,000	4,540
Blackstone Private Credit Fund(1)	7.30	11/27/28	5,000	5,138
Blackstone Secured Lending Fund	2.75	09/16/26	5,000	4,596
Blue Owl Capital Corp.	2.88	06/11/28	5,000	4,374
Blue Owl Capital Corp.	3.40	07/15/26	5,000	4,691
Blue Owl Credit Income Corp.(1)	7.95	06/13/28	5,000	5,125
FS KKR Capital Corp.	3.13	10/12/28	5,000	4,307
FS KKR Capital Corp.	3.40	01/15/26	5,000	4,731
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	2.50	01/15/27	5,000	4,580
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	02/02/29	5,000	4,355
				67,910
IRON/STEEL – 0.2%
ArcelorMittal SA	6.55	11/29/27	5,000	5,129

LODGING – 1.1%
Las Vegas Sands Corp.	3.50	08/18/26	5,000	4,720
Marriott International, Inc./MD	4.90	04/15/29	5,000	4,870
Marriott International, Inc./MD	5.00	10/15/27	5,000	4,931
Sands China Ltd.	5.13	08/08/25	5,000	4,942
Sands China Ltd.	5.40	08/08/28	8,000	7,763
				27,226
MACHINERY-DIVERSIFIED – 1.0%
CNH Industrial Capital LLC	1.45	07/15/26	5,000	4,572
CNH Industrial Capital LLC	5.50	01/12/29	5,000	4,991
Otis Worldwide Corp.	5.25	08/16/28	5,000	4,988
Westinghouse Air Brake Technologies Corp.	4.70	09/15/28	5,000	4,815
Xylem, Inc./NY	3.25	11/01/26	5,000	4,738
				24,104
MEDIA – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	5,000	4,652
Charter Communications Operating LLC/Charter Communications Operating Capital	4.91	07/23/25	15,000	14,802

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 1.3% (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	03/30/29	$5,000	$4,722
Fox Corp.	4.71	01/25/29	5,000	4,838
Paramount Global	2.90	01/15/27	5,000	4,577
				33,591
MISCELLANEOUS MANUFACTURER – 0.2%
Parker-Hannifin Corp.	4.25	09/15/27	5,000	4,841

OFFICE/BUSINESS EQUIPMENT – 0.4%
CDW LLC/CDW Finance Corp.	2.67	12/01/26	5,000	4,633
CDW LLC/CDW Finance Corp.	3.25	02/15/29	5,000	4,443
				9,076
OIL & GAS – 2.0%
Canadian Natural Resources Ltd.	3.85	06/01/27	5,000	4,760
Continental Resources, Inc.	4.38	01/15/28	5,000	4,768
EQT Corp.	3.90	10/01/27	5,000	4,716
Hess Corp.	4.30	04/01/27	5,000	4,839
Marathon Oil Corp.	4.40	07/15/27	5,000	4,817
Marathon Petroleum Corp.	4.70	05/01/25	5,000	4,950
Occidental Petroleum Corp.	5.55	03/15/26	5,000	4,979
Ovintiv, Inc.	5.65	05/15/28	5,000	4,999
Phillips 66 Co.	4.95	12/01/27	5,000	4,932
Pioneer Natural Resources Co.	5.10	03/29/26	5,000	4,966
				48,726
PACKAGING & CONTAINERS – 0.6%
Amcor Flexibles North America, Inc.	4.00	05/17/25	5,000	4,901
Berry Global, Inc.	1.57	01/15/26	5,000	4,657
WRKCo, Inc.	4.65	03/15/26	5,000	4,907
				14,465
PHARMACEUTICALS – 3.9%
Becton Dickinson & Co.	3.70	06/06/27	8,000	7,598
Cardinal Health, Inc.	3.41	06/15/27	5,000	4,701
Cencora, Inc.	3.45	12/15/27	5,000	4,687
Cigna Group	3.40	03/01/27	10,000	9,476
Cigna Group	4.13	11/15/25	5,000	4,899
Cigna Group	4.38	10/15/28	10,000	9,569
CVS Health Corp.	1.30	08/21/27	5,000	4,377
CVS Health Corp.	2.88	06/01/26	10,000	9,473
CVS Health Corp.	3.88	07/20/25	5,000	4,892
CVS Health Corp.	4.30	03/25/28	10,000	9,594
CVS Health Corp.	5.00	01/30/29	5,000	4,913
Mylan, Inc.	4.55	04/15/28	5,000	4,753
Shire Acquisitions Investments Ireland DAC	3.20	09/23/26	5,000	4,750
Takeda Pharmaceutical Co. Ltd.	5.00	11/26/28	5,000	4,911
Utah Acquisition Sub, Inc.	3.95	06/15/26	5,000	4,798
Zoetis, Inc.	3.00	09/12/27	5,000	4,633
				98,024

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.2%
Cheniere Energy, Inc.	4.63	10/15/28	$5,000	$4,784
Columbia Pipeline Group, Inc.	4.50	06/01/25	5,000	4,918
DCP Midstream Operating LP	5.38	07/15/25	3,000	2,987
Enbridge, Inc.	5.25	04/05/27	5,000	4,962
Enbridge, Inc.	6.00	11/15/28	5,000	5,088
Energy Transfer LP	4.75	01/15/26	5,000	4,923
Energy Transfer LP	5.25	04/15/29	5,000	4,924
Energy Transfer LP	5.50	06/01/27	5,000	4,976
Energy Transfer LP	5.55	02/15/28	5,000	4,996
Energy Transfer LP	6.05	12/01/26	5,000	5,059
Energy Transfer LP	6.10	12/01/28	5,000	5,094
Enterprise Products Operating LLC	5.25	08/16/77	5,000	4,713
Kinder Morgan, Inc.	4.30	03/01/28	8,000	7,690
Kinder Morgan, Inc.	5.00	02/01/29	5,000	4,882
MPLX LP	4.00	03/15/28	5,000	4,742
MPLX LP	4.88	06/01/25	10,000	9,907
ONEOK, Inc.	4.55	07/15/28	5,000	4,811
ONEOK, Inc.	5.00	03/01/26	5,000	4,950
Plains All American Pipeline LP/PAA Finance Corp.	4.65	10/15/25	5,000	4,918
Sabine Pass Liquefaction LLC	5.00	03/15/27	5,000	4,928
Sabine Pass Liquefaction LLC	5.88	06/30/26	5,000	5,009
Spectra Energy Partners LP	3.38	10/15/26	5,000	4,747
Targa Resources Corp.	6.15	03/01/29	5,000	5,093
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50	07/15/27	5,000	5,035
TransCanada PipeLines Ltd.	4.88	01/15/26	10,000	9,874
Transcontinental Gas Pipe Line Co. LLC	7.85	02/01/26	5,000	5,149
Western Midstream Operating LP	6.35	01/15/29	5,000	5,108
Williams Cos, Inc.	3.75	06/15/27	10,000	9,503
				153,770
REAL ESTATE – 0.2%
CBRE Services, Inc.	4.88	03/01/26	5,000	4,920

REAL ESTATE INVESTMENT TRUST (REITS) – 5.2%
American Tower Corp.	3.38	10/15/26	10,000	9,497
American Tower Corp.	3.65	03/15/27	5,000	4,749
American Tower Corp.	5.50	03/15/28	10,000	9,956
American Tower Corp.	5.80	11/15/28	5,000	5,037
Boston Properties LP	2.75	10/01/26	5,000	4,629
Boston Properties LP	3.65	02/01/26	5,000	4,798
Boston Properties LP	4.50	12/01/28	5,000	4,665
Brixmor Operating Partnership LP	4.13	06/15/26	5,000	4,832
Crown Castle, Inc.	3.65	09/01/27	5,000	4,691
Crown Castle, Inc.	3.80	02/15/28	5,000	4,669
Crown Castle, Inc.	4.30	02/15/29	5,000	4,706
Crown Castle, Inc.	4.45	02/15/26	5,000	4,894
Digital Realty Trust LP	5.55	01/15/28	5,000	4,982
Equinix, Inc.	1.00	09/15/25	5,000	4,679
Equinix, Inc.	1.55	03/15/28	5,000	4,292

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 5.2% (Continued)
Extra Space Storage LP	5.70	04/01/28	$5,000	$5,000
GLP Capital LP/GLP Financing II, Inc.	5.38	04/15/26	5,000	4,939
Healthpeak OP LLC	2.13	12/01/28	5,000	4,331
Invitation Homes Operating Partnership LP	2.30	11/15/28	5,000	4,331
Omega Healthcare Investors, Inc.	4.50	04/01/27	5,000	4,797
Ventas Realty LP	4.00	03/01/28	5,000	4,700
VICI Properties LP	4.75	02/15/28	5,000	4,807
Welltower OP LLC	4.25	04/01/26	10,000	9,749
Weyerhaeuser Co.	4.75	05/15/26	5,000	4,923
				128,653
RETAIL – 3.0%
AutoZone, Inc.	3.75	06/01/27	5,000	4,771
Dollar General Corp.	4.63	11/01/27	5,000	4,864
Dollar Tree, Inc.	4.20	05/15/28	5,000	4,754
Lowe’s Cos, Inc.	1.70	09/15/28	10,000	8,597
Lowe’s Cos, Inc.	2.50	04/15/26	8,000	7,578
Lowe’s Cos, Inc.	3.10	05/03/27	5,000	4,696
Lowe’s Cos, Inc.	4.40	09/08/25	5,000	4,930
McDonald’s Corp.	1.45	09/01/25	10,000	9,483
McDonald’s Corp.	3.80	04/01/28	10,000	9,492
O’Reilly Automotive, Inc.	5.75	11/20/26	5,000	5,031
Starbucks Corp.	2.00	03/12/27	5,000	4,566
Starbucks Corp.	4.75	02/15/26	5,000	4,941
				73,703
SEMICONDUCTORS – 1.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88	01/15/27	10,000	9,600
Broadcom, Inc.	3.15	11/15/25	5,000	4,820
Broadcom, Inc.	4.11	09/15/28	5,000	4,743
Broadcom, Inc.	4.75	04/15/29	5,000	4,844
Marvell Technology, Inc.	2.45	04/15/28	5,000	4,439
Microchip Technology, Inc.	4.25	09/01/25	5,000	4,908
Micron Technology, Inc.	4.19	02/15/27	5,000	4,830
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	06/01/27	5,000	4,845
				43,029
SHIPBUILDING – 0.2%
Huntington Ingalls Industries, Inc.	2.04	08/16/28	5,000	4,316

SOFTWARE – 3.6%
Concentrix Corp.	6.60	08/02/28	5,000	4,989
Fidelity National Information Services, Inc.	1.15	03/01/26	5,000	4,615
Fiserv, Inc.	3.20	07/01/26	5,000	4,763
Fiserv, Inc.	4.20	10/01/28	5,000	4,740
Fiserv, Inc.	5.45	03/02/28	5,000	4,987
Oracle Corp.	2.30	03/25/28	5,000	4,451
Oracle Corp.	2.65	07/15/26	15,000	14,094
Oracle Corp.	2.95	05/15/25	15,000	14,590
Oracle Corp.	3.25	11/15/27	10,000	9,298
Roper Technologies, Inc.	3.80	12/15/26	5,000	4,805

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 3.6% (Continued)
Roper Technologies, Inc.	4.20	09/15/28	$5,000	$4,778
Take-Two Interactive Software, Inc.	3.70	04/14/27	5,000	4,758
VMware LLC	1.40	08/15/26	5,000	4,549
VMware LLC	3.90	08/21/27	5,000	4,733
				90,150
TELECOMMUNICATIONS – 5.9%
AT&T, Inc.	1.65	02/01/28	5,000	4,371
AT&T, Inc.	1.70	03/25/26	10,000	9,319
AT&T, Inc.	2.30	06/01/27	10,000	9,121
AT&T, Inc.	4.10	02/15/28	5,000	4,775
AT&T, Inc.	4.35	03/01/29	5,000	4,776
AT&T, Inc.	5.54	02/20/26	5,000	4,987
Rogers Communications, Inc.	3.20	03/15/27	5,000	4,692
Sprint Capital Corp.	6.88	11/15/28	5,000	5,242
Sprint LLC	7.63	03/01/26	5,000	5,130
Telefonica Emisiones SA	4.10	03/08/27	5,000	4,813
T-Mobile USA, Inc.	2.05	02/15/28	5,000	4,421
T-Mobile USA, Inc.	2.25	02/15/26	15,000	14,147
T-Mobile USA, Inc.	3.75	04/15/27	10,000	9,528
T-Mobile USA, Inc.	4.85	01/15/29	5,000	4,877
T-Mobile USA, Inc.	4.95	03/15/28	10,000	9,821
Verizon Communications, Inc.	0.85	11/20/25	10,000	9,306
Verizon Communications, Inc.	1.45	03/20/26	10,000	9,291
Verizon Communications, Inc.	2.10	03/22/28	5,000	4,429
Verizon Communications, Inc.	2.63	08/15/26	5,000	4,702
Verizon Communications, Inc.	4.13	03/16/27	5,000	4,841
Verizon Communications, Inc.	4.33	09/21/28	10,000	9,590
Vodafone Group PLC	4.13	05/30/25	5,000	4,923
				147,102
TRANSPORTATION – 0.8%
Canadian Pacific Railway Co.	1.75	12/02/26	5,000	4,561
FedEx Corp.	3.25	04/01/26	5,000	4,816
Norfolk Southern Corp.	3.80	08/01/28	5,000	4,725
Ryder System, Inc.	5.65	03/01/28	5,000	5,033
				19,135
WATER – 0.2%
American Water Capital Corp.	2.95	09/01/27	5,000	4,623

TOTAL CORPORATE BONDS (Cost - $2,483,184)				2,450,420

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
City Bank, New York	4.67	05/01/24	$20,210	$20,210
TOTAL SHORT-TERM INVESTMENTS (Cost - $20,210)				20,210

TOTAL INVESTMENTS – 99.5% (Cost - $2,503,394)				$2,470,630
OTHER ASSETS LESS LIABILITIES – 0.5%				12,531
NET ASSETS – 100.0%				$2,483,161

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $25,140 and represents 1.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.5%
ADVERTISING – 0.3%
Interpublic Group of Cos, Inc.	4.75	03/30/30	$5,000	$4,781
Omnicom Group, Inc.	2.60	08/01/31	5,000	4,124
Omnicom Group, Inc.	4.20	06/01/30	5,000	4,661
				13,566
AEROSPACE/DEFENSE – 2.4%
Boeing Co.	3.63	02/01/31	10,000	8,599
Boeing Co.	5.15	05/01/30	30,000	28,453
General Electric Co.	6.75	03/15/32	10,000	10,803
HEICO Corp.	5.35	08/01/33	5,000	4,917
L3Harris Technologies, Inc.	1.80	01/15/31	5,000	3,955
L3Harris Technologies, Inc.	5.25	06/01/31	5,000	4,875
L3Harris Technologies, Inc.	5.40	07/31/33	10,000	9,747
Northrop Grumman Corp.	4.70	03/15/33	10,000	9,482
RTX Corp.	2.38	03/15/32	10,000	8,009
RTX Corp.	5.15	02/27/33	10,000	9,716
RTX Corp.	6.00	03/15/31	10,000	10,267
RTX Corp.	6.10	03/15/34	10,000	10,348
				119,171
AGRICULTURE – 1.4%
Altria Group, Inc.	2.45	02/04/32	10,000	7,900
Altria Group, Inc.	3.40	05/06/30	5,000	4,438
Altria Group, Inc.	6.88	11/01/33	5,000	5,294
BAT Capital Corp.	2.73	03/25/31	10,000	8,266
BAT Capital Corp.	4.74	03/16/32	5,000	4,672
BAT Capital Corp.	4.91	04/02/30	5,000	4,792
BAT Capital Corp.	6.00	02/20/34	5,000	4,974
BAT Capital Corp.	6.34	08/02/30	10,000	10,276
BAT Capital Corp.	6.42	08/02/33	10,000	10,286
Bunge Ltd. Finance Corp.	2.75	05/14/31	10,000	8,388
				69,286
APPAREL – 0.4%
Tapestry, Inc.	7.70	11/27/30	10,000	10,363
Tapestry, Inc.	7.85	11/27/33	5,000	5,235
VF Corp.	2.95	04/23/30	5,000	3,989
				19,587
AUTO MANUFACTURERS – 3.0%
Ford Motor Co.	3.25	02/12/32	10,000	8,064
Ford Motor Co.	6.10	08/19/32	10,000	9,812
Ford Motor Co.	7.45	07/16/31	15,000	15,906
Ford Motor Credit Co. LLC	4.00	11/13/30	5,000	4,365
Ford Motor Credit Co. LLC	6.05	03/05/31	5,000	4,916
Ford Motor Credit Co. LLC	7.12	11/07/33	10,000	10,421
Ford Motor Credit Co. LLC	7.20	06/10/30	10,000	10,369
Ford Motor Credit Co. LLC	7.35	03/06/30	10,000	10,413
General Motors Co.	5.40	10/15/29	5,000	4,920
General Motors Co.	5.60	10/15/32	10,000	9,833

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 3.0% (Continued)
General Motors Financial Co., Inc.	2.70	06/10/31	$10,000	$8,115
General Motors Financial Co., Inc.	3.10	01/12/32	10,000	8,247
General Motors Financial Co., Inc.	5.75	02/08/31	10,000	9,885
General Motors Financial Co., Inc.	5.85	04/06/30	10,000	9,979
General Motors Financial Co., Inc.	5.95	04/04/34	10,000	9,789
General Motors Financial Co., Inc.	6.10	01/07/34	10,000	9,938
				144,972
AUTO PARTS & EQUIPMENT – 0.1%
Aptiv PLC/Aptiv Corp.	3.25	03/01/32	5,000	4,227

BANKS – 8.5%
Banco Bilbao Vizcaya Argentaria SA	6.03	03/13/35	5,000	4,904
Banco Bilbao Vizcaya Argentaria SA	7.88	11/15/34	5,000	5,371
Banco Santander SA	2.75	12/03/30	10,000	8,135
Banco Santander SA	3.23	11/22/32	15,000	12,149
Banco Santander SA	6.92	08/08/33	10,000	10,231
Bank of Montreal	3.09	01/10/37	10,000	7,956
Bank of Nova Scotia	4.59	05/04/37	10,000	8,838
Barclays PLC	2.65	06/24/31	10,000	8,275
Barclays PLC	2.67	03/10/32	10,000	8,114
Barclays PLC	2.89	11/24/32	10,000	8,106
Barclays PLC	3.56	09/23/35	5,000	4,249
Barclays PLC	5.09	06/20/30	10,000	9,461
Barclays PLC	5.75	08/09/33	5,000	4,888
Barclays PLC	6.22	05/09/34	15,000	15,042
Barclays PLC	7.12	06/27/34	10,000	10,339
Barclays PLC	7.44	11/02/33	10,000	10,824
Citigroup, Inc.	5.83	02/13/35	15,000	14,473
Citigroup, Inc.	6.17	05/25/34	25,000	24,852
Citizens Financial Group, Inc.	2.64	09/30/32	5,000	3,732
Citizens Financial Group, Inc.	6.65	04/25/35	5,000	5,021
Deutsche Bank AG/New York, NY	3.55	09/18/31	5,000	4,301
Deutsche Bank AG/New York, NY	3.73	01/14/32	15,000	12,379
Deutsche Bank AG/New York, NY	3.74	01/07/33	10,000	8,054
Deutsche Bank AG/New York, NY	7.08	02/10/34	10,000	9,975
Fifth Third Bancorp	4.77	07/28/30	10,000	9,440
Fifth Third Bancorp	5.63	01/29/32	5,000	4,862
Goldman Sachs Capital I	6.35	02/15/34	5,000	5,053
HSBC Holdings PLC	4.76	03/29/33	10,000	9,060
HSBC Holdings PLC	6.55	06/20/34	15,000	15,199
HSBC Holdings PLC	7.40	11/13/34	10,000	10,650
HSBC Holdings PLC	8.11	11/03/33	10,000	11,152
Huntington Bancshares, Inc./OH	2.55	02/04/30	15,000	12,520
KeyBank NA/Cleveland, OH	5.00	01/26/33	10,000	8,975
KeyCorp	4.79	06/01/33	10,000	8,874
KeyCorp	6.40	03/06/35	5,000	4,920
Lloyds Banking Group PLC	7.95	11/15/33	5,000	5,503
M&T Bank Corp.	5.05	01/27/34	10,000	9,014

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.5% (Continued)
Mizuho Financial Group, Inc.	2.56	09/13/31	$5,000	$3,978
Morgan Stanley	2.48	09/16/36	15,000	11,589
Morgan Stanley	5.30	04/20/37	10,000	9,373
Morgan Stanley	5.94	02/07/39	10,000	9,642
Morgan Stanley	5.95	01/19/38	15,000	14,616
NatWest Group PLC	3.03	11/28/35	10,000	8,222
Santander Holdings USA, Inc.	7.66	11/09/31	5,000	5,350
Santander UK Group Holdings PLC	2.90	03/15/32	5,000	4,123
Sumitomo Mitsui Financial Group, Inc.	3.20	09/17/29	5,000	4,448
Truist Financial Corp.	4.92	07/28/33	5,000	4,510
Zions Bancorp NA	3.25	10/29/29	5,000	4,117
				414,859
BEVERAGES – 0.7%
Constellation Brands, Inc.	2.25	08/01/31	5,000	4,007
Constellation Brands, Inc.	2.88	05/01/30	5,000	4,317
Constellation Brands, Inc.	4.75	05/09/32	5,000	4,728
Constellation Brands, Inc.	4.90	05/01/33	5,000	4,723
Keurig Dr Pepper, Inc.	4.05	04/15/32	10,000	9,091
Keurig Dr Pepper, Inc.	5.20	03/15/31	5,000	4,891
Keurig Dr Pepper, Inc.	5.30	03/15/34	5,000	4,870
				36,627
BIOTECHNOLOGY – 2.2%
Amgen, Inc.	2.00	01/15/32	10,000	7,864
Amgen, Inc.	2.30	02/25/31	10,000	8,250
Amgen, Inc.	2.45	02/21/30	10,000	8,536
Amgen, Inc.	3.35	02/22/32	5,000	4,343
Amgen, Inc.	4.05	08/18/29	10,000	9,409
Amgen, Inc.	5.25	03/02/30	10,000	9,919
Amgen, Inc.	5.25	03/02/33	25,000	24,476
Biogen, Inc.	2.25	05/01/30	10,000	8,262
Bio-Rad Laboratories, Inc.	3.70	03/15/32	5,000	4,347
Gilead Sciences, Inc.	5.25	10/15/33	10,000	9,863
Regeneron Pharmaceuticals, Inc.	1.75	09/15/30	5,000	3,993
Royalty Pharma PLC	2.20	09/02/30	10,000	8,128
				107,390
BUILDING MATERIALS – 1.0%
Carrier Global Corp.	2.72	02/15/30	20,000	17,277
Eagle Materials, Inc.	2.50	07/01/31	5,000	4,102
Fortune Brands Innovations, Inc.	3.25	09/15/29	5,000	4,464
Fortune Brands Innovations, Inc.	5.88	06/01/33	5,000	4,976
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.75	09/15/30	5,000	4,021
Martin Marietta Materials, Inc.	2.40	07/15/31	5,000	4,072
Trane Technologies Financing Ltd.	5.25	03/03/33	5,000	4,922
Vulcan Materials Co.	3.50	06/01/30	5,000	4,498
				48,332

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 1.9%
Albemarle Corp.	5.05	06/01/32	$5,000	$4,692
Celanese US Holdings LLC	6.33	07/15/29	5,000	5,076
Celanese US Holdings LLC	6.38	07/15/32	5,000	5,057
Celanese US Holdings LLC	6.55	11/15/30	10,000	10,249
Celanese US Holdings LLC	6.70	11/15/33	5,000	5,168
CF Industries, Inc.	5.15	03/15/34	5,000	4,720
Dow Chemical Co.	2.10	11/15/30	10,000	8,217
Dow Chemical Co.	6.30	03/15/33	5,000	5,223
Dow Chemical Co.	7.38	11/01/29	5,000	5,438
Eastman Chemical Co.	5.63	02/20/34	5,000	4,876
FMC Corp.	5.65	05/18/33	5,000	4,796
Huntsman International LLC	4.50	05/01/29	5,000	4,668
LYB International Finance III LLC	5.50	03/01/34	5,000	4,857
LYB International Finance III LLC	5.63	05/15/33	5,000	4,973
Nutrien Ltd.	4.20	04/01/29	5,000	4,720
Sherwin-Williams Co.	2.20	03/15/32	5,000	3,968
Sherwin-Williams Co.	2.95	08/15/29	5,000	4,435
				91,133
COMMERCIAL SERVICES – 1.2%
Block Financial LLC	3.88	08/15/30	5,000	4,452
Equifax, Inc.	2.35	09/15/31	10,000	8,027
Global Payments, Inc.	2.90	05/15/30	10,000	8,528
Global Payments, Inc.	3.20	08/15/29	10,000	8,825
Global Payments, Inc.	5.30	08/15/29	5,000	4,889
Moody’s Corp.	4.25	08/08/32	5,000	4,613
Quanta Services, Inc.	2.90	10/01/30	10,000	8,566
RELX Capital, Inc.	3.00	05/22/30	5,000	4,402
Triton Container International Ltd./TAL International Container Corp.	3.25	03/15/32	5,000	3,977
				56,279
COMPUTERS – 1.6%
Booz Allen Hamilton, Inc.	5.95	08/04/33	5,000	5,037
Dell International LLC/EMC Corp.	5.30	10/01/29	15,000	14,852
Dell International LLC/EMC Corp.	5.40	04/15/34	5,000	4,847
Dell International LLC/EMC Corp.	5.75	02/01/33	5,000	5,033
HP, Inc.	2.65	06/17/31	15,000	12,368
HP, Inc.	5.50	01/15/33	10,000	9,855
Kyndryl Holdings, Inc.	6.35	02/20/34	5,000	4,978
Leidos, Inc.	2.30	02/15/31	10,000	8,064
Leidos, Inc.	5.75	03/15/33	5,000	4,973
NetApp, Inc.	2.70	06/22/30	5,000	4,245
Western Digital Corp.	3.10	02/01/32	5,000	3,910
				78,162
COSMETICS/PERSONAL CARE – 0.2%
Haleon US Capital LLC	3.63	03/24/32	10,000	8,792

DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	6.25	06/15/33	5,000	5,037

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	01/30/32	$20,000	$16,719
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.40	10/29/33	20,000	16,310
Air Lease Corp.	3.13	12/01/30	10,000	8,567
Air Lease Corp.	3.25	10/01/29	5,000	4,441
Ally Financial, Inc.	8.00	11/01/31	15,000	16,256
Capital One Financial Corp.	2.62	11/02/32	5,000	3,939
Capital One Financial Corp.	5.27	05/10/33	10,000	9,491
Capital One Financial Corp.	5.82	02/01/34	5,000	4,844
Capital One Financial Corp.	6.05	02/01/35	5,000	4,921
Capital One Financial Corp.	6.38	06/08/34	10,000	10,071
Capital One Financial Corp.	7.62	10/30/31	15,000	16,152
CI Financial Corp.	3.20	12/17/30	5,000	3,991
Discover Financial Services	6.70	11/29/32	10,000	10,257
Discover Financial Services	7.96	11/02/34	5,000	5,504
Jefferies Financial Group, Inc.	2.63	10/15/31	15,000	11,913
Jefferies Financial Group, Inc.	6.20	04/14/34	5,000	4,945
Nasdaq, Inc.	5.55	02/15/34	10,000	9,790
Nomura Holdings, Inc.	2.68	07/16/30	5,000	4,176
Nomura Holdings, Inc.	3.00	01/22/32	5,000	4,105
Nomura Holdings, Inc.	3.10	01/16/30	10,000	8,677
Nomura Holdings, Inc.	5.61	07/06/29	5,000	4,954
Nomura Holdings, Inc.	6.18	01/18/33	10,000	10,286
Radian Group, Inc.	6.20	05/15/29	5,000	4,966
Synchrony Financial	2.88	10/28/31	5,000	3,945
TPG Operating Group II LP	5.88	03/05/34	5,000	4,883
				204,103
ELECTRIC – 6.6%
AEP Texas, Inc.	4.70	05/15/32	10,000	9,281
AES Corp.	2.45	01/15/31	5,000	4,028
Ameren Corp.	3.50	01/15/31	5,000	4,410
American Electric Power Co., Inc.	5.63	03/01/33	10,000	9,791
Arizona Public Service Co.	5.55	08/01/33	5,000	4,907
Avangrid, Inc.	3.80	06/01/29	5,000	4,572
Constellation Energy Generation LLC	5.80	03/01/33	5,000	5,005
Dominion Energy, Inc.	2.25	08/15/31	5,000	3,989
Dominion Energy, Inc.	3.38	04/01/30	10,000	8,862
Dominion Energy, Inc.	5.25	08/01/33	5,000	4,780
Dominion Energy, Inc.	5.38	11/15/32	5,000	4,862
Duke Energy Corp.	2.45	06/01/30	5,000	4,214
Duke Energy Corp.	2.55	06/15/31	5,000	4,113
Duke Energy Corp.	3.40	06/15/29	10,000	9,092
Duke Energy Corp.	4.50	08/15/32	10,000	9,216
Edison International	6.95	11/15/29	5,000	5,254
Entergy Corp.	2.80	06/15/30	5,000	4,269
Evergy, Inc.	2.90	09/15/29	5,000	4,384
Eversource Energy	5.13	05/15/33	10,000	9,441
Eversource Energy	5.50	01/01/34	5,000	4,822
Exelon Corp.	4.05	04/15/30	10,000	9,236

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 6.6% (Continued)
Exelon Corp.	5.30	03/15/33	$10,000	$9,733
Georgia Power Co.	4.70	05/15/32	10,000	9,469
Georgia Power Co.	4.95	05/17/33	5,000	4,764
Georgia Power Co.	5.25	03/15/34	5,000	4,870
National Grid PLC	5.42	01/11/34	5,000	4,814
National Grid PLC	5.81	06/12/33	5,000	4,959
NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	10,000	8,306
NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	5,000	4,365
NextEra Energy Capital Holdings, Inc.	5.00	02/28/30	5,000	4,889
NextEra Energy Capital Holdings, Inc.	5.00	07/15/32	10,000	9,627
NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	10,000	9,594
NextEra Energy Capital Holdings, Inc.	5.25	03/15/34	10,000	9,611
NextEra Energy Capital Holdings, Inc.	6.70	09/01/54	5,000	4,955
Pacific Gas & Electric Co.	2.50	02/01/31	10,000	8,117
Pacific Gas & Electric Co.	3.25	06/01/31	10,000	8,459
Pacific Gas & Electric Co.	4.55	07/01/30	20,000	18,580
Pacific Gas & Electric Co.	6.15	01/15/33	5,000	5,011
Pacific Gas & Electric Co.	6.40	06/15/33	10,000	10,192
Pacific Gas & Electric Co.	6.95	03/15/34	5,000	5,292
Public Service Enterprise Group, Inc.	2.45	11/15/31	10,000	8,055
Sempra	5.50	08/01/33	5,000	4,864
Southern Co.	3.70	04/30/30	10,000	9,062
Southern Co.	5.70	03/15/34	10,000	9,985
Xcel Energy, Inc.	4.60	06/01/32	10,000	9,183
Xcel Energy, Inc.	5.45	08/15/33	5,000	4,836
Xcel Energy, Inc.	5.50	03/15/34	5,000	4,830
				324,950
ELECTRONICS – 0.9%
Allegion US Holding Co., Inc.	5.41	07/01/32	5,000	4,863
Amphenol Corp.	2.20	09/15/31	5,000	4,035
Amphenol Corp.	2.80	02/15/30	5,000	4,374
Amphenol Corp.	4.35	06/01/29	5,000	4,791
Arrow Electronics, Inc.	5.88	04/10/34	5,000	4,825
Flex Ltd.	4.88	06/15/29	10,000	9,593
Jabil, Inc.	3.00	01/15/31	5,000	4,185
Trimble, Inc.	6.10	03/15/33	5,000	5,076
Vontier Corp.	2.95	04/01/31	5,000	4,081
				45,823
ENTERTAINMENT – 0.5%
Warnermedia Holdings, Inc.	4.28	03/15/32	30,000	25,867

ENVIRONMENTAL CONTROL – 0.8%
Republic Services, Inc.	2.30	03/01/30	5,000	4,232
Republic Services, Inc.	2.38	03/15/33	5,000	3,934
Republic Services, Inc.	5.00	12/15/33	5,000	4,820
Republic Services, Inc.	5.00	04/01/34	5,000	4,824
Veralto Corp.(1)	5.45	09/18/33	5,000	4,910
Waste Connections, Inc.	3.20	06/01/32	10,000	8,519

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.8% (Continued)
Waste Connections, Inc.	4.20	01/15/33	$5,000	$4,556
Waste Connections, Inc.	5.00	03/01/34	5,000	4,786
				40,581
FOOD – 2.0%
Campbell Soup Co.	5.40	03/21/34	5,000	4,878
General Mills, Inc.	2.88	04/15/30	5,000	4,355
General Mills, Inc.	4.95	03/29/33	10,000	9,582
Ingredion, Inc.	2.90	06/01/30	5,000	4,321
J M Smucker Co.	2.13	03/15/32	5,000	3,956
J M Smucker Co.	6.20	11/15/33	5,000	5,173
Kellanova	7.45	04/01/31	5,000	5,508
Kraft Heinz Foods Co.	3.75	04/01/30	5,000	4,596
Kroger Co.	2.20	05/01/30	5,000	4,162
McCormick & Co., Inc./MD	1.85	02/15/31	5,000	3,979
Mondelez International, Inc.	2.75	04/13/30	5,000	4,336
Mondelez International, Inc.	3.00	03/17/32	10,000	8,432
Pilgrim’s Pride Corp.	4.25	04/15/31	10,000	8,856
Pilgrim’s Pride Corp.	6.25	07/01/33	5,000	4,974
Sysco Corp.	2.40	02/15/30	5,000	4,235
Sysco Corp.	5.95	04/01/30	10,000	10,225
Tyson Foods, Inc.	5.70	03/15/34	5,000	4,908
				96,476
FOREST PRODUCTS & PAPER – 0.3%
Suzano Austria GmbH	3.13	01/15/32	5,000	4,018
Suzano Austria GmbH	3.75	01/15/31	15,000	12,922
				16,940
GAS – 0.7%
National Fuel Gas Co.	2.95	03/01/31	5,000	4,113
NiSource, Inc.	2.95	09/01/29	10,000	8,840
NiSource, Inc.	3.60	05/01/30	5,000	4,507
Southern Co. Gas Capital Corp.	5.75	09/15/33	10,000	10,056
Southwest Gas Corp.	4.05	03/15/32	5,000	4,457
				31,973
HAND/MACHINE TOOLS – 0.5%
Regal Rexnord Corp.(1)	6.30	02/15/30	10,000	10,066
Regal Rexnord Corp.(1)	6.40	04/15/33	5,000	5,046
Stanley Black & Decker, Inc.	2.30	03/15/30	5,000	4,154
Stanley Black & Decker, Inc.	3.00	05/15/32	5,000	4,143
				23,409
HEALTHCARE-PRODUCTS – 1.9%
Agilent Technologies, Inc.	2.10	06/04/30	5,000	4,133
Agilent Technologies, Inc.	2.30	03/12/31	5,000	4,107
Baxter International, Inc.	1.73	04/01/31	5,000	3,883
Baxter International, Inc.	2.54	02/01/32	10,000	8,018
Boston Scientific Corp.	2.65	06/01/30	10,000	8,606
DENTSPLY SIRONA, Inc.	3.25	06/01/30	5,000	4,318

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 1.9% (Continued)
GE HealthCare Technologies, Inc.	5.86	03/15/30	$10,000	$10,141
GE HealthCare Technologies, Inc.	5.91	11/22/32	10,000	10,218
Revvity, Inc.	2.25	09/15/31	5,000	4,001
Revvity, Inc.	3.30	09/15/29	5,000	4,468
Smith & Nephew PLC	2.03	10/14/30	5,000	4,029
Smith & Nephew PLC	5.40	03/20/34	5,000	4,827
Solventum Corp.(1)	5.60	03/23/34	10,000	9,659
STERIS Irish FinCo UnLtd. Co.	2.70	03/15/31	5,000	4,163
Stryker Corp.	1.95	06/15/30	5,000	4,126
Zimmer Biomet Holdings, Inc.	2.60	11/24/31	5,000	4,085
				92,782
HEALTHCARE-SERVICES – 3.8%
Centene Corp.	2.50	03/01/31	15,000	12,069
Centene Corp.	2.63	08/01/31	10,000	8,024
Centene Corp.	3.00	10/15/30	10,000	8,386
Centene Corp.	3.38	02/15/30	10,000	8,703
Centene Corp.	4.63	12/15/29	20,000	18,634
Elevance Health, Inc.	2.25	05/15/30	5,000	4,176
Elevance Health, Inc.	2.55	03/15/31	5,000	4,160
Elevance Health, Inc.	2.88	09/15/29	10,000	8,823
Elevance Health, Inc.	4.75	02/15/33	10,000	9,452
HCA, Inc.	3.50	09/01/30	20,000	17,640
HCA, Inc.	3.63	03/15/32	10,000	8,604
HCA, Inc.	4.13	06/15/29	10,000	9,294
HCA, Inc.	5.45	04/01/31	10,000	9,803
HCA, Inc.	5.50	06/01/33	10,000	9,724
Humana, Inc.	2.15	02/03/32	5,000	3,890
Humana, Inc.	4.88	04/01/30	5,000	4,818
Humana, Inc.	5.38	04/15/31	10,000	9,759
Humana, Inc.	5.95	03/15/34	5,000	5,010
Laboratory Corp. of America Holdings	2.95	12/01/29	5,000	4,390
Quest Diagnostics, Inc.	2.95	06/30/30	5,000	4,332
Quest Diagnostics, Inc.	6.40	11/30/33	10,000	10,481
Universal Health Services, Inc.	2.65	10/15/30	5,000	4,153
				184,325
HOME BUILDERS – 0.1%
NVR, Inc.	3.00	05/15/30	5,000	4,339

HOUSEHOLD PRODUCTS/WARES – 0.3%
Avery Dennison Corp.	2.25	02/15/32	5,000	3,989
Clorox Co.	4.60	05/01/32	10,000	9,480
				13,469
INSURANCE – 3.6%
Allstate Corp.	1.45	12/15/30	5,000	3,870
Allstate Corp.	5.25	03/30/33	5,000	4,884
American International Group, Inc.	5.13	03/27/33	5,000	4,803
Aon Corp.	2.80	05/15/30	15,000	12,925
Aon Corp./Aon Global Holdings PLC	5.00	09/12/32	5,000	4,797

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.6% (Continued)
Aon Corp./Aon Global Holdings PLC	5.35	02/28/33	$5,000	$4,866
Aon North America, Inc.	5.45	03/01/34	10,000	9,794
Athene Holding Ltd.	5.88	01/15/34	5,000	4,880
Athene Holding Ltd.	6.15	04/03/30	5,000	5,101
Brighthouse Financial, Inc.	5.63	05/15/30	5,000	4,943
Brown & Brown, Inc.	2.38	03/15/31	5,000	4,038
CNA Financial Corp.	3.90	05/01/29	5,000	4,652
CNA Financial Corp.	5.50	06/15/33	5,000	4,901
Corebridge Financial, Inc.	3.90	04/05/32	10,000	8,729
Corebridge Financial, Inc.(1)	6.05	09/15/33	10,000	10,010
Enstar Group Ltd.	3.10	09/01/31	10,000	8,012
Fairfax Financial Holdings Ltd.	4.63	04/29/30	5,000	4,680
Fairfax Financial Holdings Ltd.	5.63	08/16/32	10,000	9,720
Fidelity National Financial, Inc.	2.45	03/15/31	5,000	3,999
Fidelity National Financial, Inc.	3.40	06/15/30	5,000	4,341
First American Financial Corp.	2.40	08/15/31	5,000	3,876
Lincoln National Corp.	3.40	01/15/31	5,000	4,284
Prudential Financial, Inc.	3.70	10/01/50	5,000	4,278
Prudential Financial, Inc.	5.13	03/01/52	10,000	9,244
Prudential Financial, Inc.	6.00	09/01/52	10,000	9,704
Prudential Financial, Inc.	6.50	03/15/54	5,000	4,953
Reinsurance Group of America, Inc.	3.15	06/15/30	5,000	4,365
Reinsurance Group of America, Inc.	3.90	05/15/29	5,000	4,646
Willis North America, Inc.	2.95	09/15/29	10,000	8,773
				178,068
INTERNET – 0.5%
eBay, Inc.	2.70	03/11/30	10,000	8,661
Expedia Group, Inc.	3.25	02/15/30	5,000	4,413
Netflix, Inc.	6.38	05/15/29	5,000	5,211
VeriSign, Inc.	2.70	06/15/31	5,000	4,105
Weibo Corp.	3.38	07/08/30	5,000	4,281
				26,671
INVESTMENT COMPANIES – 1.0%
Ares Capital Corp.	3.20	11/15/31	10,000	8,185
Blue Owl Credit Income Corp.(1)	6.65	03/15/31	5,000	4,817
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	05/15/32	10,000	7,932
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.50	01/15/30	10,000	9,661
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.75	04/01/33	10,000	9,576
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl(1)	6.75	03/15/34	10,000	10,199
				50,370
IRON/STEEL – 0.8%
ArcelorMittal SA	4.25	07/16/29	5,000	4,702
ArcelorMittal SA	6.80	11/29/32	5,000	5,208
Steel Dynamics, Inc.	3.45	04/15/30	5,000	4,483
Vale Overseas Ltd.	3.75	07/08/30	10,000	8,817
Vale Overseas Ltd.	6.13	06/12/33	10,000	9,809
Vale Overseas Ltd.	8.25	01/17/34	5,000	5,699
				38,718

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 0.6%
Marriott International, Inc./MD	3.50	10/15/32	$15,000	$12,765
Marriott International, Inc./MD	4.63	06/15/30	10,000	9,508
Sands China Ltd.	3.25	08/08/31	5,000	4,090
Sands China Ltd.	4.63	06/18/30	5,000	4,500
				30,863
MACHINERY-DIVERSIFIED – 0.7%
AGCO Corp.	5.80	03/21/34	5,000	4,894
Flowserve Corp.	2.80	01/15/32	5,000	4,023
IDEX Corp.	2.63	06/15/31	5,000	4,121
Ingersoll Rand, Inc.	5.70	08/14/33	5,000	4,974
Nordson Corp.	5.80	09/15/33	5,000	5,053
Otis Worldwide Corp.	2.57	02/15/30	10,000	8,575
Westinghouse Air Brake Technologies Corp.	5.61	03/11/34	5,000	4,915
				36,555
MEDIA – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	10,000	7,956
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	04/01/33	15,000	12,824
Discovery Communications LLC	3.63	05/15/30	10,000	8,706
Fox Corp.	3.50	04/08/30	5,000	4,469
Fox Corp.	6.50	10/13/33	5,000	5,136
Paramount Global	4.20	05/19/32	5,000	4,091
Paramount Global	4.95	01/15/31	10,000	8,811
Paramount Global	7.88	07/30/30	5,000	5,173
Time Warner Cable Enterprises LLC	8.38	07/15/33	5,000	5,417
				62,583
MINING – 0.6%
AngloGold Ashanti Holdings PLC	3.75	10/01/30	5,000	4,317
Freeport-McMoRan, Inc.	4.63	08/01/30	5,000	4,704
Newmont Corp.	2.25	10/01/30	10,000	8,302
Newmont Corp.	2.60	07/15/32	5,000	4,065
Newmont Corp./Newcrest Finance Pty Ltd.(1)	3.25	05/13/30	5,000	4,429
Newmont Corp./Newcrest Finance Pty Ltd.(1)	5.35	03/15/34	5,000	4,881
				30,698
MISCELLANEOUS MANUFACTURER – 0.6%
Carlisle Cos, Inc.	2.75	03/01/30	10,000	8,630
Parker-Hannifin Corp.	3.25	06/14/29	5,000	4,543
Parker-Hannifin Corp.	4.50	09/15/29	10,000	9,645
Teledyne Technologies, Inc.	2.75	04/01/31	5,000	4,166
Textron, Inc.	2.45	03/15/31	5,000	4,109
				31,093
OFFICE/BUSINESS EQUIPMENT – 0.1%
CDW LLC/CDW Finance Corp.	3.57	12/01/31	5,000	4,266

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 2.5%
Cenovus Energy, Inc.	2.65	01/15/32	$5,000	$4,049
Coterra Energy, Inc.	5.60	03/15/34	5,000	4,892
Devon Energy Corp.	4.50	01/15/30	5,000	4,722
Diamondback Energy, Inc.	3.50	12/01/29	5,000	4,543
Diamondback Energy, Inc.	5.15	01/30/30	5,000	4,907
Diamondback Energy, Inc.	5.40	04/18/34	5,000	4,865
Diamondback Energy, Inc.	6.25	03/15/33	10,000	10,338
EQT Corp.	7.00	02/01/30	10,000	10,449
Hess Corp.	7.30	08/15/31	5,000	5,498
Marathon Oil Corp.	6.80	03/15/32	5,000	5,262
Occidental Petroleum Corp.	6.13	01/01/31	5,000	5,069
Occidental Petroleum Corp.	6.63	09/01/30	15,000	15,556
Occidental Petroleum Corp.	8.88	07/15/30	5,000	5,709
Ovintiv, Inc.	6.25	07/15/33	5,000	5,044
Phillips 66	2.15	12/15/30	5,000	4,073
Phillips 66 Co.	5.25	06/15/31	5,000	4,899
Phillips 66 Co.	5.30	06/30/33	5,000	4,860
Pioneer Natural Resources Co.	1.90	08/15/30	10,000	8,215
Pioneer Natural Resources Co.	2.15	01/15/31	5,000	4,119
Valero Energy Corp.	7.50	04/15/32	5,000	5,591
				122,660
OIL & GAS SERVICES – 0.3%
Halliburton Co.	2.92	03/01/30	5,000	4,386
NOV, Inc.	3.60	12/01/29	10,000	9,002
				13,388
PACKAGING & CONTAINERS – 0.6%
Amcor Flexibles North America, Inc.	2.69	05/25/31	10,000	8,232
Berry Global, Inc.(1)	5.65	01/15/34	5,000	4,839
Smurfit Kappa Treasury ULC(1)	5.20	01/15/30	10,000	9,772
Sonoco Products Co.	2.85	02/01/32	5,000	4,117
WRKCo, Inc.	3.00	06/15/33	5,000	4,074
				31,034
PHARMACEUTICALS – 3.1%
Becton Dickinson & Co.	1.96	02/11/31	10,000	8,003
Becton Dickinson & Co.	2.82	05/20/30	10,000	8,617
Cardinal Health, Inc.	5.45	02/15/34	5,000	4,902
Cencora, Inc.	2.70	03/15/31	5,000	4,187
Cencora, Inc.	2.80	05/15/30	5,000	4,337
Cigna Group	2.38	03/15/31	15,000	12,270
Cigna Group	2.40	03/15/30	15,000	12,654
Cigna Group	5.40	03/15/33	10,000	9,835
CVS Health Corp.	1.88	02/28/31	20,000	15,855
CVS Health Corp.	3.25	08/15/29	5,000	4,486
CVS Health Corp.	3.75	04/01/30	15,000	13,624
CVS Health Corp.	5.25	01/30/31	10,000	9,819
CVS Health Corp.	5.25	02/21/33	10,000	9,666
CVS Health Corp.	5.30	06/01/33	10,000	9,684

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 3.1% (Continued)
Takeda Pharmaceutical Co. Ltd.	2.05	03/31/30	$15,000	$12,407
Viatris, Inc.	2.70	06/22/30	10,000	8,275
Zoetis, Inc.	5.60	11/16/32	5,000	5,030
				153,651
PIPELINES – 6.6%
Boardwalk Pipelines LP	3.60	09/01/32	5,000	4,232
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	5,000	4,545
Cheniere Energy Partners LP	3.25	01/31/32	10,000	8,351
Cheniere Energy Partners LP	4.00	03/01/31	5,000	4,459
Cheniere Energy Partners LP	4.50	10/01/29	10,000	9,354
Cheniere Energy Partners LP	5.95	06/30/33	10,000	9,980
Cheniere Energy, Inc.(1)	5.65	04/15/34	5,000	4,895
DCP Midstream Operating LP	5.13	05/15/29	5,000	4,884
Enbridge, Inc.	2.50	08/01/33	5,000	3,867
Enbridge, Inc.	5.63	04/05/34	5,000	4,895
Enbridge, Inc.	5.70	03/08/33	10,000	9,898
Enbridge, Inc.	6.20	11/15/30	15,000	15,473
Energy Transfer LP	3.75	05/15/30	15,000	13,542
Energy Transfer LP	5.75	02/15/33	10,000	9,909
Energy Transfer LP	6.55	12/01/33	10,000	10,416
Kinder Morgan, Inc.	2.00	02/15/31	10,000	8,022
Kinder Morgan, Inc.	4.80	02/01/33	10,000	9,279
Kinder Morgan, Inc.	5.20	06/01/33	10,000	9,534
Kinder Morgan, Inc.	5.40	02/01/34	5,000	4,827
Kinder Morgan, Inc.	7.75	01/15/32	5,000	5,538
MPLX LP	2.65	08/15/30	10,000	8,437
MPLX LP	4.95	09/01/32	10,000	9,437
MPLX LP	5.00	03/01/33	5,000	4,710
ONEOK, Inc.	3.10	03/15/30	10,000	8,726
ONEOK, Inc.	3.40	09/01/29	10,000	9,019
ONEOK, Inc.	6.05	09/01/33	10,000	10,121
ONEOK, Inc.	6.10	11/15/32	5,000	5,077
Plains All American Pipeline LP/PAA Finance Corp.	3.55	12/15/29	15,000	13,504
Sabine Pass Liquefaction LLC	4.50	05/15/30	15,000	14,105
Targa Resources Corp.	6.13	03/15/33	5,000	5,070
Targa Resources Corp.	6.50	03/30/34	10,000	10,436
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.00	01/15/32	15,000	13,187
TransCanada PipeLines Ltd.	2.50	10/12/31	15,000	12,154
TransCanada PipeLines Ltd.	4.10	04/15/30	5,000	4,612
Western Midstream Operating LP	4.05	02/01/30	10,000	9,202
Williams Cos, Inc.	2.60	03/15/31	10,000	8,289
Williams Cos, Inc.	3.50	11/15/30	5,000	4,442
Williams Cos, Inc.	5.15	03/15/34	5,000	4,783
Williams Cos, Inc.	5.65	03/15/33	10,000	9,933
				321,144

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 0.1%
CBRE Services, Inc.	5.50	04/01/29	$5,000	$4,941

REAL ESTATE INVESTMENT TRUST (REITS) – 7.2%
Alexandria Real Estate Equities, Inc.	1.88	02/01/33	10,000	7,350
Alexandria Real Estate Equities, Inc.	2.00	05/18/32	5,000	3,816
Alexandria Real Estate Equities, Inc.	2.95	03/15/34	5,000	3,951
Alexandria Real Estate Equities, Inc.	4.90	12/15/30	5,000	4,802
American Homes 4 Rent LP	5.50	02/01/34	5,000	4,827
American Tower Corp.	1.88	10/15/30	10,000	7,927
American Tower Corp.	2.10	06/15/30	10,000	8,154
American Tower Corp.	3.80	08/15/29	10,000	9,148
American Tower Corp.	5.45	02/15/34	5,000	4,862
American Tower Corp.	5.65	03/15/33	20,000	19,733
Boston Properties LP	3.25	01/30/31	10,000	8,320
Boston Properties LP	3.40	06/21/29	10,000	8,754
Boston Properties LP	6.50	01/15/34	10,000	9,999
Brixmor Operating Partnership LP	4.05	07/01/30	5,000	4,532
Brixmor Operating Partnership LP	4.13	05/15/29	5,000	4,626
COPT Defense Properties LP	2.75	04/15/31	5,000	4,026
Crown Castle, Inc.	2.10	04/01/31	10,000	7,919
Crown Castle, Inc.	3.30	07/01/30	10,000	8,690
Crown Castle, Inc.	5.10	05/01/33	5,000	4,727
Crown Castle, Inc.	5.60	06/01/29	10,000	9,946
Crown Castle, Inc.	5.80	03/01/34	5,000	4,959
Digital Realty Trust LP	3.60	07/01/29	10,000	9,065
EPR Properties	3.75	08/15/29	5,000	4,350
Equinix, Inc.	2.15	07/15/30	10,000	8,159
Equinix, Inc.	2.50	05/15/31	5,000	4,080
Equinix, Inc.	3.20	11/18/29	5,000	4,411
Equinix, Inc.	3.90	04/15/32	10,000	8,845
Essex Portfolio LP	3.00	01/15/30	10,000	8,672
Extra Space Storage LP	2.40	10/15/31	5,000	3,979
Extra Space Storage LP	5.90	01/15/31	10,000	10,056
GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	5,000	4,089
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/31	5,000	4,377
Healthcare Realty Holdings LP	2.00	03/15/31	5,000	3,865
Healthpeak OP LLC	3.00	01/15/30	5,000	4,342
Healthpeak OP LLC	5.25	12/15/32	10,000	9,630
Host Hotels & Resorts LP	3.50	09/15/30	10,000	8,685
Invitation Homes Operating Partnership LP	2.00	08/15/31	5,000	3,867
Invitation Homes Operating Partnership LP	4.15	04/15/32	5,000	4,457
Kimco Realty OP LLC	3.20	04/01/32	5,000	4,186
Kimco Realty OP LLC	4.60	02/01/33	10,000	9,164
Omega Healthcare Investors, Inc.	3.25	04/15/33	5,000	3,917
Omega Healthcare Investors, Inc.	3.38	02/01/31	5,000	4,177
Regency Centers LP	3.70	06/15/30	5,000	4,502
Sabra Health Care LP	3.20	12/01/31	5,000	4,029
Sun Communities Operating LP	2.70	07/15/31	10,000	8,070
UDR, Inc.	3.00	08/15/31	5,000	4,235

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 7.2% (Continued)
Ventas Realty LP	2.50	09/01/31	$5,000	$4,016
Ventas Realty LP	4.75	11/15/30	5,000	4,701
VICI Properties LP	5.13	05/15/32	15,000	13,952
Welltower OP LLC	3.10	01/15/30	10,000	8,795
Welltower OP LLC	3.85	06/15/32	10,000	8,818
Weyerhaeuser Co.	4.00	04/15/30	15,000	13,828
				352,387
RETAIL – 3.5%
AutoNation, Inc.	3.85	03/01/32	5,000	4,323
AutoNation, Inc.	4.75	06/01/30	5,000	4,693
AutoZone, Inc.	4.75	08/01/32	10,000	9,440
AutoZone, Inc.	4.75	02/01/33	10,000	9,384
Dollar General Corp.	3.50	04/03/30	10,000	8,967
Dollar General Corp.	5.45	07/05/33	10,000	9,795
Dollar Tree, Inc.	2.65	12/01/31	5,000	4,054
Genuine Parts Co.	2.75	02/01/32	5,000	4,069
Lowe’s Cos, Inc.	1.70	10/15/30	10,000	7,986
Lowe’s Cos, Inc.	2.63	04/01/31	5,000	4,194
Lowe’s Cos, Inc.	3.75	04/01/32	10,000	8,917
Lowe’s Cos, Inc.	4.50	04/15/30	10,000	9,563
Lowe’s Cos, Inc.	5.00	04/15/33	5,000	4,835
Lowe’s Cos, Inc.	5.15	07/01/33	5,000	4,887
McDonald’s Corp.	2.63	09/01/29	10,000	8,803
McDonald’s Corp.	3.60	07/01/30	10,000	9,099
McDonald’s Corp.	4.60	09/09/32	5,000	4,766
O’Reilly Automotive, Inc.	3.90	06/01/29	5,000	4,673
O’Reilly Automotive, Inc.	4.20	04/01/30	5,000	4,676
O’Reilly Automotive, Inc.	4.70	06/15/32	5,000	4,727
Starbucks Corp.	2.25	03/12/30	10,000	8,454
Starbucks Corp.	2.55	11/15/30	10,000	8,455
Starbucks Corp.	3.55	08/15/29	10,000	9,252
Starbucks Corp.	4.80	02/15/33	5,000	4,798
Tractor Supply Co.	1.75	11/01/30	5,000	3,985
Tractor Supply Co.	5.25	05/15/33	5,000	4,891
				171,686
SEMICONDUCTORS – 3.1%
Broadcom, Inc.(1)	2.45	02/15/31	15,000	12,336
Broadcom, Inc.(1)	2.60	02/15/33	10,000	7,878
Broadcom, Inc.(1)	3.42	04/15/33	10,000	8,405
Broadcom, Inc.(1)	3.47	04/15/34	25,000	20,723
Broadcom, Inc.	4.15	11/15/30	10,000	9,239
Broadcom, Inc.(1)	4.15	04/15/32	10,000	9,020
Broadcom, Inc.	4.30	11/15/32	10,000	9,116
Marvell Technology, Inc.	2.95	04/15/31	5,000	4,206
Marvell Technology, Inc.	5.95	09/15/33	5,000	5,033
Micron Technology, Inc.	2.70	04/15/32	10,000	8,099
Micron Technology, Inc.	5.30	01/15/31	10,000	9,815
Micron Technology, Inc.	5.88	09/15/33	10,000	10,044

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 3.1% (Continued)
Micron Technology, Inc.	6.75	11/01/29	$5,000	$5,258
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	02/15/32	10,000	8,094
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	05/01/30	10,000	8,883
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	01/15/33	10,000	9,491
Qorvo, Inc.	4.38	10/15/29	5,000	4,620
				150,260
SOFTWARE – 3.6%
Autodesk, Inc.	2.40	12/15/31	10,000	8,080
Broadridge Financial Solutions, Inc.	2.60	05/01/31	5,000	4,096
Broadridge Financial Solutions, Inc.	2.90	12/01/29	10,000	8,709
Electronic Arts, Inc.	1.85	02/15/31	5,000	3,996
Fidelity National Information Services, Inc.	5.10	07/15/32	10,000	9,707
Fiserv, Inc.	3.50	07/01/29	15,000	13,676
Fiserv, Inc.	5.60	03/02/33	5,000	4,957
Fiserv, Inc.	5.63	08/21/33	15,000	14,900
Oracle Corp.	2.88	03/25/31	25,000	21,155
Oracle Corp.	2.95	04/01/30	20,000	17,382
Oracle Corp.	4.65	05/06/30	10,000	9,593
Oracle Corp.	4.90	02/06/33	10,000	9,475
Oracle Corp.	6.25	11/09/32	10,000	10,380
Roper Technologies, Inc.	1.75	02/15/31	10,000	7,857
Roper Technologies, Inc.	2.95	09/15/29	5,000	4,406
Take-Two Interactive Software, Inc.	4.00	04/14/32	5,000	4,483
VMware LLC	2.20	08/15/31	10,000	7,912
VMware LLC	4.70	05/15/30	5,000	4,751
Workday, Inc.	3.80	04/01/32	10,000	8,842
				174,357
TELECOMMUNICATIONS – 8.8%
AT&T, Inc.	2.25	02/01/32	10,000	7,900
AT&T, Inc.	2.55	12/01/33	20,000	15,450
AT&T, Inc.	2.75	06/01/31	25,000	20,928
AT&T, Inc.	4.30	02/15/30	10,000	9,412
AT&T, Inc.	5.40	02/15/34	20,000	19,568
Bell Telephone Co. of Canada or Bell Canada	5.10	05/11/33	5,000	4,801
Bell Telephone Co. of Canada or Bell Canada	5.20	02/15/34	5,000	4,789
British Telecommunications PLC	9.63	12/15/30	15,000	17,944
Deutsche Telekom International Finance BV	8.75	06/15/30	25,000	28,834
Koninklijke KPN NV	8.38	10/01/30	5,000	5,700
Motorola Solutions, Inc.	4.60	05/23/29	10,000	9,609
Motorola Solutions, Inc.	5.60	06/01/32	10,000	9,950
Orange SA	9.00	03/01/31	15,000	17,735
Rogers Communications, Inc.	3.80	03/15/32	15,000	13,095
Rogers Communications, Inc.	5.30	02/15/34	5,000	4,796
Sprint Capital Corp.	8.75	03/15/32	10,000	11,817
Telefonica Europe BV	8.25	09/15/30	5,000	5,613
TELUS Corp.	3.40	05/13/32	5,000	4,258
T-Mobile USA, Inc.	2.25	11/15/31	10,000	7,971

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 8.8% (Continued)
T-Mobile USA, Inc.	2.55	02/15/31	$15,000	$12,453
T-Mobile USA, Inc.	3.50	04/15/31	20,000	17,596
T-Mobile USA, Inc.	3.88	04/15/30	35,000	32,048
T-Mobile USA, Inc.	5.05	07/15/33	20,000	19,182
T-Mobile USA, Inc.	5.20	01/15/33	10,000	9,709
T-Mobile USA, Inc.	5.75	01/15/34	10,000	10,090
Verizon Communications, Inc.	1.68	10/30/30	10,000	7,942
Verizon Communications, Inc.	1.75	01/20/31	10,000	7,905
Verizon Communications, Inc.	2.36	03/15/32	25,000	19,953
Verizon Communications, Inc.	2.55	03/21/31	20,000	16,613
Verizon Communications, Inc.	3.15	03/22/30	10,000	8,830
Verizon Communications, Inc.	4.02	12/03/29	25,000	23,305
Verizon Communications, Inc.	4.50	08/10/33	10,000	9,240
Verizon Communications, Inc.	5.05	05/09/33	15,000	14,521
				429,557
TOYS/GAMES/HOBBIES – 0.2%
Hasbro, Inc.	3.90	11/19/29	10,000	9,112

TRANSPORTATION – 0.9%
Canadian Pacific Railway Co.	2.45	12/02/31	10,000	8,879
FedEx Corp.	2.40	05/15/31	10,000	8,277
FedEx Corp.	3.10	08/05/29	10,000	8,987
Norfolk Southern Corp.	3.00	03/15/32	5,000	4,225
Norfolk Southern Corp.	5.05	08/01/30	10,000	9,834
Ryder System, Inc.	6.60	12/01/33	5,000	5,256
				45,458
TRUCKING & LEASING – 0.1%
GATX Corp.	4.00	06/30/30	5,000	4,555

WATER – 0.5%
American Water Capital Corp.	2.80	05/01/30	5,000	4,318
American Water Capital Corp.	4.45	06/01/32	10,000	9,356
American Water Capital Corp.	5.15	03/01/34	5,000	4,853
Essential Utilities, Inc.	5.38	01/15/34	5,000	4,821
				23,348
TOTAL CORPORATE BONDS (Cost - $4,954,451)				4,819,880

SHORT-TERM INVESTMENTS – 0.6%
TIME DEPOSITS – 0.6%
Sumitomo Mitsui Trust Bank, London	4.67	05/01/24	28,771	28,771
TOTAL SHORT-TERM INVESTMENTS (Cost - $28,771)				28,771

TOTAL INVESTMENTS – 99.1% (Cost - $4,983,222)				$4,848,651
OTHER ASSETS LESS LIABILITIES – 0.9%				46,304
NET ASSETS – 100.0%				$4,894,955

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $141,885 and represents 2.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 0.1%
Interpublic Group of Cos, Inc.	3.38	03/01/41	$5,000	$3,554

AEROSPACE/DEFENSE – 5.0%
Boeing Co.	3.25	02/01/35	5,000	3,776
Boeing Co.	3.60	05/01/34	5,000	3,965
Boeing Co.	3.90	05/01/49	5,000	3,320
Boeing Co.	3.95	08/01/59	10,000	6,270
Boeing Co.	5.71	05/01/40	20,000	18,173
Boeing Co.	5.81	05/01/50	30,000	26,599
Boeing Co.	5.93	05/01/60	20,000	17,502
GE Capital International Funding Co. Unlimited Co.	4.42	11/15/35	10,000	9,049
General Electric Co.	5.88	01/14/38	10,000	10,160
Howmet Aerospace, Inc.	5.95	02/01/37	5,000	4,999
L3Harris Technologies, Inc.	5.35	06/01/34	5,000	4,837
L3Harris Technologies, Inc.	5.60	07/31/53	5,000	4,829
Northrop Grumman Corp.	4.03	10/15/47	10,000	7,745
Northrop Grumman Corp.	4.75	06/01/43	5,000	4,407
Northrop Grumman Corp.	4.90	06/01/34	5,000	4,769
Northrop Grumman Corp.	4.95	03/15/53	10,000	8,881
Northrop Grumman Corp.	5.15	05/01/40	5,000	4,698
Northrop Grumman Corp.	5.20	06/01/54	5,000	4,603
Northrop Grumman Corp.	5.25	05/01/50	5,000	4,656
RTX Corp.	2.82	09/01/51	10,000	5,978
RTX Corp.	3.13	07/01/50	5,000	3,224
RTX Corp.	3.75	11/01/46	5,000	3,676
RTX Corp.	4.35	04/15/47	10,000	8,088
RTX Corp.	4.45	11/16/38	10,000	8,651
RTX Corp.	4.50	06/01/42	20,000	17,012
RTX Corp.	4.63	11/16/48	10,000	8,439
RTX Corp.	5.38	02/27/53	10,000	9,343
RTX Corp.	5.70	04/15/40	10,000	9,821
RTX Corp.	6.40	03/15/54	10,000	10,737
				238,207
AGRICULTURE – 2.7%
Altria Group, Inc.	3.40	02/04/41	10,000	7,000
Altria Group, Inc.	3.70	02/04/51	10,000	6,581
Altria Group, Inc.	3.88	09/16/46	5,000	3,541
Altria Group, Inc.	4.25	08/09/42	5,000	3,900
Altria Group, Inc.	4.45	05/06/50	10,000	7,547
Altria Group, Inc.	5.80	02/14/39	15,000	14,645
Altria Group, Inc.	5.95	02/14/49	20,000	19,302
BAT Capital Corp.	3.73	09/25/40	5,000	3,630
BAT Capital Corp.	3.98	09/25/50	5,000	3,491
BAT Capital Corp.	4.39	08/15/37	15,000	12,320
BAT Capital Corp.	4.54	08/15/47	15,000	11,233
BAT Capital Corp.	4.76	09/06/49	5,000	3,855

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 2.7% (Continued)
BAT Capital Corp.	5.28	04/02/50	$5,000	$4,147
BAT Capital Corp.	7.08	08/02/43	5,000	5,201
BAT Capital Corp.	7.08	08/02/53	5,000	5,245
Reynolds American, Inc.	5.70	08/15/35	5,000	4,804
Reynolds American, Inc.	5.85	08/15/45	15,000	13,532
				129,974
AUTO MANUFACTURERS – 1.2%
Ford Motor Co.	4.75	01/15/43	15,000	11,842
Ford Motor Co.	5.29	12/08/46	5,000	4,209
General Motors Co.	5.00	04/01/35	10,000	9,157
General Motors Co.	5.20	04/01/45	10,000	8,568
General Motors Co.	5.40	04/01/48	5,000	4,380
General Motors Co.	5.95	04/01/49	5,000	4,708
General Motors Co.	6.60	04/01/36	5,000	5,143
General Motors Co.	6.75	04/01/46	10,000	10,299
				58,306
AUTO PARTS & EQUIPMENT – 0.3%
Aptiv PLC	3.10	12/01/51	5,000	2,950
Aptiv PLC/Aptiv Corp.	4.15	05/01/52	10,000	7,215
Lear Corp.	5.25	05/15/49	5,000	4,374
				14,539
BANKS – 4.0%
Barclays PLC	3.33	11/24/42	15,000	10,507
Barclays PLC	3.81	03/10/42	5,000	3,724
Barclays PLC	4.95	01/10/47	5,000	4,361
Barclays PLC	5.25	08/17/45	10,000	9,198
Citigroup, Inc.	4.75	05/18/46	10,000	8,412
Citigroup, Inc.	5.30	05/06/44	10,000	9,253
Citigroup, Inc.	6.13	08/25/36	5,000	5,017
Cooperatieve Rabobank UA	5.25	08/04/45	5,000	4,660
Cooperatieve Rabobank UA	5.75	12/01/43	10,000	9,734
Fifth Third Bancorp	8.25	03/01/38	5,000	5,724
Goldman Sachs Group, Inc.	5.15	05/22/45	15,000	13,746
Goldman Sachs Group, Inc.	6.75	10/01/37	30,000	31,678
HSBC Holdings PLC	5.25	03/14/44	10,000	8,978
HSBC Holdings PLC	6.50	05/02/36	10,000	10,328
HSBC Holdings PLC	6.50	05/02/36	10,000	10,083
HSBC Holdings PLC	6.50	09/15/37	10,000	10,261
HSBC Holdings PLC	6.80	06/01/38	5,000	5,216
Lloyds Banking Group PLC	3.37	12/14/46	10,000	6,756
Lloyds Banking Group PLC	4.34	01/09/48	10,000	7,550
Regions Bank/Birmingham AL	6.45	06/26/37	5,000	4,941
Sumitomo Mitsui Financial Group, Inc.	2.93	09/17/41	5,000	3,551
Sumitomo Mitsui Financial Group, Inc.	6.18	07/13/43	5,000	5,282
				188,960

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BEVERAGES – 1.0%
Constellation Brands, Inc.	3.75	05/01/50	$10,000	$7,181
Constellation Brands, Inc.	5.25	11/15/48	5,000	4,535
Fomento Economico Mexicano SAB de CV	3.50	01/16/50	10,000	6,930
Keurig Dr Pepper, Inc.	3.80	05/01/50	10,000	7,304
Keurig Dr Pepper, Inc.	4.50	04/15/52	10,000	8,166
Molson Coors Beverage Co.	4.20	07/15/46	15,000	11,769
				45,885
BIOTECHNOLOGY – 4.7%
Amgen, Inc.	2.80	08/15/41	5,000	3,426
Amgen, Inc.	3.00	01/15/52	10,000	6,334
Amgen, Inc.	3.15	02/21/40	10,000	7,300
Amgen, Inc.	3.38	02/21/50	10,000	6,841
Amgen, Inc.	4.40	05/01/45	10,000	8,214
Amgen, Inc.	4.40	02/22/62	10,000	7,700
Amgen, Inc.	4.56	06/15/48	10,000	8,279
Amgen, Inc.	4.66	06/15/51	25,000	20,828
Amgen, Inc.	4.88	03/01/53	5,000	4,285
Amgen, Inc.	5.15	11/15/41	5,000	4,591
Amgen, Inc.	5.60	03/02/43	20,000	19,310
Amgen, Inc.	5.65	03/02/53	25,000	24,069
Amgen, Inc.	5.75	03/02/63	15,000	14,345
Biogen, Inc.	3.15	05/01/50	10,000	6,301
Biogen, Inc.	3.25	02/15/51	10,000	6,475
Gilead Sciences, Inc.	2.80	10/01/50	10,000	6,100
Gilead Sciences, Inc.	4.00	09/01/36	5,000	4,299
Gilead Sciences, Inc.	4.15	03/01/47	10,000	7,893
Gilead Sciences, Inc.	4.50	02/01/45	15,000	12,624
Gilead Sciences, Inc.	4.60	09/01/35	5,000	4,611
Gilead Sciences, Inc.	4.75	03/01/46	10,000	8,676
Gilead Sciences, Inc.	4.80	04/01/44	10,000	8,796
Gilead Sciences, Inc.	5.55	10/15/53	10,000	9,723
Regeneron Pharmaceuticals, Inc.	2.80	09/15/50	5,000	2,935
Royalty Pharma PLC	3.30	09/02/40	15,000	10,588
				224,543
BUILDING MATERIALS – 0.8%
Carrier Global Corp.	3.38	04/05/40	5,000	3,753
Carrier Global Corp.	3.58	04/05/50	10,000	7,076
Carrier Global Corp.	6.20	03/15/54	10,000	10,454
Martin Marietta Materials, Inc.	3.20	07/15/51	10,000	6,606
Trane Technologies Global Holding Co. Ltd.	5.75	06/15/43	5,000	4,980
Vulcan Materials Co.	4.50	06/15/47	5,000	4,126
				36,995
CHEMICALS – 3.0%
CF Industries, Inc.	5.38	03/15/44	5,000	4,496
Dow Chemical Co.	3.60	11/15/50	5,000	3,447
Dow Chemical Co.	4.38	11/15/42	15,000	12,186
Dow Chemical Co.	5.55	11/30/48	10,000	9,330

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.0% (Continued)
Dow Chemical Co.	6.90	05/15/53	$5,000	$5,495
Dow Chemical Co.	9.40	05/15/39	5,000	6,494
DuPont de Nemours, Inc.	5.32	11/15/38	10,000	9,490
DuPont de Nemours, Inc.	5.42	11/15/48	15,000	14,012
Eastman Chemical Co.	4.65	10/15/44	10,000	8,147
FMC Corp.	6.38	05/18/53	5,000	4,761
International Flavors & Fragrances, Inc.	5.00	09/26/48	5,000	4,128
LYB International Finance BV	4.88	03/15/44	5,000	4,253
LYB International Finance III LLC	3.38	10/01/40	10,000	7,176
LYB International Finance III LLC	3.80	10/01/60	15,000	9,899
LYB International Finance III LLC	4.20	05/01/50	10,000	7,448
Mosaic Co.	5.63	11/15/43	5,000	4,611
Nutrien Ltd.	5.80	03/27/53	10,000	9,678
Sherwin-Williams Co.	3.30	05/15/50	5,000	3,328
Sherwin-Williams Co.	4.50	06/01/47	10,000	8,277
Westlake Corp.	3.13	08/15/51	10,000	6,075
				142,731
COMMERCIAL SERVICES – 0.4%
Global Payments, Inc.	4.15	08/15/49	5,000	3,695
Global Payments, Inc.	5.95	08/15/52	5,000	4,783
Moody’s Corp.	3.75	02/25/52	15,000	10,975
				19,453
COMPUTERS – 0.9%
Dell International LLC/EMC Corp.	8.10	07/15/36	5,000	5,837
Dell International LLC/EMC Corp.	8.35	07/15/46	10,000	12,436
Hewlett Packard Enterprise Co.	6.20	10/15/35	10,000	10,301
Hewlett Packard Enterprise Co.	6.35	10/15/45	5,000	5,085
HP, Inc.	6.00	09/15/41	5,000	4,964
Kyndryl Holdings, Inc.	4.10	10/15/41	5,000	3,667
				42,290
COSMETICS/PERSONAL CARE – 0.1%
Haleon US Capital LLC	4.00	03/24/52	5,000	3,840

DIVERSIFIED FINANCIAL SERVICES – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.85	10/29/41	10,000	7,556
CI Financial Corp.	4.10	06/15/51	5,000	2,939
Jefferies Financial Group, Inc.	6.25	01/15/36	5,000	4,991
Nasdaq, Inc.	5.95	08/15/53	10,000	9,901
Nasdaq, Inc.	6.10	06/28/63	5,000	5,017
				30,404
ELECTRIC – 5.3%
AEP Texas, Inc.	5.25	05/15/52	5,000	4,409
Appalachian Power Co.	3.70	05/01/50	10,000	6,747
Arizona Public Service Co.	4.35	11/15/45	5,000	3,960
Constellation Energy Generation LLC	5.75	03/15/54	5,000	4,715
Constellation Energy Generation LLC	6.25	10/01/39	5,000	5,028
Constellation Energy Generation LLC	6.50	10/01/53	10,000	10,391

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 5.3% (Continued)
Dominion Energy, Inc.	4.85	08/15/52	$5,000	$4,197
Dominion Energy, Inc.	5.95	06/15/35	5,000	4,987
Duke Energy Corp.	3.30	06/15/41	35,000	24,816
Duke Energy Corp.	5.00	08/15/52	10,000	8,526
Duke Energy Corp.	6.10	09/15/53	5,000	4,995
Emera US Finance LP	4.75	06/15/46	5,000	3,911
Eversource Energy	3.45	01/15/50	5,000	3,300
Exelon Corp.	4.45	04/15/46	10,000	8,105
Exelon Corp.	4.70	04/15/50	10,000	8,321
Exelon Corp.	5.60	03/15/53	10,000	9,490
FirstEnergy Corp.	3.40	03/01/50	5,000	3,213
FirstEnergy Corp.	5.10	07/15/47	5,000	4,168
Georgia Power Co.	4.30	03/15/42	5,000	4,136
Georgia Power Co.	4.75	09/01/40	5,000	4,395
Georgia Power Co.	5.13	05/15/52	5,000	4,544
NextEra Energy Capital Holdings, Inc.	5.25	02/28/53	5,000	4,522
NextEra Energy Capital Holdings, Inc.	5.55	03/15/54	10,000	9,349
Oglethorpe Power Corp.	4.50	04/01/47	5,000	3,971
Pacific Gas & Electric Co.	3.30	08/01/40	15,000	10,465
Pacific Gas & Electric Co.	3.50	08/01/50	10,000	6,432
Pacific Gas & Electric Co.	4.50	07/01/40	10,000	8,135
Pacific Gas & Electric Co.	4.95	07/01/50	25,000	20,363
Pacific Gas & Electric Co.	6.70	04/01/53	10,000	10,286
Pacific Gas & Electric Co.	6.75	01/15/53	10,000	10,341
Sempra	3.80	02/01/38	10,000	7,946
Sempra	6.00	10/15/39	5,000	4,897
Southern Co.	4.40	07/01/46	20,000	16,285
				249,346
ELECTRONICS – 0.1%
Fortive Corp.	4.30	06/15/46	5,000	4,013

ENTERTAINMENT – 1.2%
Warnermedia Holdings, Inc.	5.05	03/15/42	25,000	20,061
Warnermedia Holdings, Inc.	5.14	03/15/52	30,000	22,984
Warnermedia Holdings, Inc.	5.39	03/15/62	15,000	11,494
				54,539
ENVIRONMENTAL CONTROL – 0.1%
Waste Connections, Inc.	2.95	01/15/52	5,000	3,141

FOOD – 2.9%
Campbell Soup Co.	4.80	03/15/48	5,000	4,248
Conagra Brands, Inc.	5.30	11/01/38	10,000	9,163
Conagra Brands, Inc.	5.40	11/01/48	5,000	4,492
General Mills, Inc.	3.00	02/01/51	5,000	3,094
J M Smucker Co.	6.50	11/15/43	10,000	10,404
J M Smucker Co.	6.50	11/15/53	5,000	5,260
Kraft Heinz Foods Co.	4.38	06/01/46	15,000	12,040
Kraft Heinz Foods Co.	5.00	07/15/35	5,000	4,770
Kraft Heinz Foods Co.	5.00	06/04/42	10,000	8,938

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.9% (Continued)
Kraft Heinz Foods Co.	5.20	07/15/45	$10,000	$9,029
Kraft Heinz Foods Co.	5.50	06/01/50	10,000	9,392
Kraft Heinz Foods Co.	6.88	01/26/39	5,000	5,455
Kroger Co.	3.95	01/15/50	10,000	7,512
Kroger Co.	4.45	02/01/47	10,000	8,098
Mondelez International, Inc.	2.63	09/04/50	5,000	2,958
Sysco Corp.	3.15	12/14/51	5,000	3,191
Sysco Corp.	3.30	02/15/50	5,000	3,339
Sysco Corp.	6.60	04/01/50	10,000	10,868
Tyson Foods, Inc.	4.55	06/02/47	10,000	7,900
Tyson Foods, Inc.	5.10	09/28/48	10,000	8,566
				138,717
FOREST PRODUCTS & PAPER – 0.3%
International Paper Co.	4.35	08/15/48	5,000	4,003
International Paper Co.	6.00	11/15/41	10,000	9,872
				13,875
GAS – 0.5%
NiSource, Inc.	4.38	05/15/47	10,000	7,912
NiSource, Inc.	4.80	02/15/44	10,000	8,517
Southern Co. Gas Capital Corp.	3.95	10/01/46	5,000	3,662
Southern Co. Gas Capital Corp.	5.88	03/15/41	5,000	4,861
				24,952
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.75	11/15/50	10,000	5,587

HEALTHCARE-PRODUCTS – 0.9%
Baxter International, Inc.	3.13	12/01/51	5,000	3,074
Boston Scientific Corp.	4.70	03/01/49	5,000	4,345
GE HealthCare Technologies, Inc.	6.38	11/22/52	5,000	5,349
Koninklijke Philips NV	5.00	03/15/42	10,000	8,745
Solventum Corp.(1)	5.90	04/30/54	5,000	4,678
Solventum Corp.(1)	6.00	05/15/64	5,000	4,641
STERIS Irish FinCo UnLtd. Co.	3.75	03/15/51	5,000	3,549
Stryker Corp.	4.63	03/15/46	10,000	8,641
				43,022
HEALTHCARE-SERVICES – 3.1%
Aetna, Inc.	3.88	08/15/47	5,000	3,591
Aetna, Inc.	4.13	11/15/42	10,000	7,739
Aetna, Inc.	6.63	06/15/36	5,000	5,262
Elevance Health, Inc.	3.60	03/15/51	10,000	7,034
Elevance Health, Inc.	3.70	09/15/49	10,000	7,211
Elevance Health, Inc.	4.38	12/01/47	10,000	8,101
Elevance Health, Inc.	4.63	05/15/42	5,000	4,336
Elevance Health, Inc.	4.65	01/15/43	5,000	4,313
Elevance Health, Inc.	4.65	08/15/44	10,000	8,535
Elevance Health, Inc.	5.13	02/15/53	10,000	9,031
Elevance Health, Inc.	6.10	10/15/52	5,000	5,135

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 3.1% (Continued)
HCA, Inc.	3.50	07/15/51	$5,000	$3,253
HCA, Inc.	4.63	03/15/52	10,000	7,849
HCA, Inc.	5.13	06/15/39	10,000	9,004
HCA, Inc.	5.25	06/15/49	10,000	8,658
HCA, Inc.	5.50	06/15/47	10,000	8,996
HCA, Inc.	5.90	06/01/53	5,000	4,722
HCA, Inc.	6.00	04/01/54	5,000	4,773
HCA, Inc.	6.10	04/01/64	10,000	9,484
Humana, Inc.	5.50	03/15/53	10,000	9,131
Humana, Inc.	5.75	04/15/54	5,000	4,705
Laboratory Corp. of America Holdings	4.70	02/01/45	5,000	4,264
				145,127
HOME FURNISHINGS – 0.1%
Whirlpool Corp.	4.50	06/01/46	5,000	3,879

HOUSEHOLD PRODUCTS/WARES – 0.1%
Church & Dwight Co., Inc.	5.00	06/15/52	5,000	4,506

INSURANCE – 3.5%
Allstate Corp.	4.20	12/15/46	10,000	7,823
Allstate Corp.	6.50	05/15/57	5,000	4,986
American Financial Group, Inc./OH	4.50	06/15/47	5,000	3,957
American International Group, Inc.	4.38	06/30/50	10,000	8,126
American International Group, Inc.	4.50	07/16/44	5,000	4,213
American International Group, Inc.	4.80	07/10/45	10,000	8,789
Aon Corp./Aon Global Holdings PLC	3.90	02/28/52	10,000	7,242
Aon Global Ltd.	4.60	06/14/44	5,000	4,163
Aon North America, Inc.	5.75	03/01/54	15,000	14,530
Arch Capital Group Ltd.	3.64	06/30/50	10,000	6,933
Arthur J Gallagher & Co.	3.50	05/20/51	5,000	3,335
Arthur J Gallagher & Co.	5.75	03/02/53	5,000	4,736
Arthur J Gallagher & Co.	6.75	02/15/54	5,000	5,388
Athene Holding Ltd.	3.45	05/15/52	15,000	9,362
Brighthouse Financial, Inc.	4.70	06/22/47	5,000	3,808
Brown & Brown, Inc.	4.95	03/17/52	5,000	4,148
Corebridge Financial, Inc.	4.40	04/05/52	10,000	7,687
Equitable Holdings, Inc.	5.00	04/20/48	10,000	8,674
Everest Reinsurance Holdings, Inc.	3.13	10/15/52	15,000	9,073
Fairfax Financial Holdings Ltd.(1)	6.35	03/22/54	5,000	4,948
Hartford Financial Services Group, Inc.	2.90	09/15/51	5,000	3,066
Hartford Financial Services Group, Inc.	3.60	08/19/49	5,000	3,560
Markel Group, Inc.	3.45	05/07/52	10,000	6,531
Markel Group, Inc.	5.00	05/20/49	5,000	4,330
MetLife, Inc.	10.75	08/01/39	5,000	6,619
MetLife, Inc.	6.40	12/15/36	5,000	4,988
Unum Group	4.13	06/15/51	5,000	3,580
				164,595

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.2%
eBay, Inc.	3.65	05/10/51	$5,000	$3,516
eBay, Inc.	4.00	07/15/42	5,000	3,903
				7,419
INVESTMENT COMPANIES – 0.4%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	4.38	02/02/52	5,000	3,474
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	6.50	12/01/52	10,000	9,485
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl(1)	7.25	11/15/53	5,000	5,146
				18,105
IRON/STEEL – 0.4%
ArcelorMittal SA	7.00	10/15/39	5,000	5,294
Vale Overseas Ltd.	6.88	11/21/36	5,000	5,136
Vale Overseas Ltd.	6.88	11/10/39	10,000	10,277
				20,707
LODGING – 0.1%
Marriott International, Inc./MD	5.30	05/15/34	5,000	4,802

MACHINERY-DIVERSIFIED – 0.1%
Otis Worldwide Corp.	3.11	02/15/40	5,000	3,638
Otis Worldwide Corp.	3.36	02/15/50	5,000	3,415
				7,053
MEDIA – 5.4%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	10,000	6,404
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	5,000	3,171
Charter Communications Operating LLC/Charter Communications Operating Capital	3.70	04/01/51	10,000	5,856
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	10,000	5,594
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	06/01/52	15,000	9,048
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95	06/30/62	10,000	5,690
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12/01/61	15,000	9,300
Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	15,000	10,501
Charter Communications Operating LLC/Charter Communications Operating Capital	5.13	07/01/49	10,000	7,345
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	04/01/53	10,000	7,523
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	04/01/38	5,000	4,139
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	05/01/47	15,000	11,494
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	04/01/63	5,000	3,717
Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	10,000	8,061

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 5.4% (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	6.38	10/23/35	$10,000	$9,454
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10/23/45	20,000	17,716
Discovery Communications LLC	4.00	09/15/55	10,000	6,282
Discovery Communications LLC	4.65	05/15/50	15,000	10,854
Discovery Communications LLC	5.20	09/20/47	10,000	7,846
Discovery Communications LLC	5.30	05/15/49	10,000	7,872
Discovery Communications LLC	6.35	06/01/40	5,000	4,730
Fox Corp.	5.48	01/25/39	5,000	4,585
Fox Corp.	5.58	01/25/49	10,000	8,891
Grupo Televisa SAB	5.00	05/13/45	15,000	12,059
Grupo Televisa SAB	5.25	05/24/49	5,000	4,189
Paramount Global	4.38	03/15/43	10,000	6,627
Paramount Global	4.60	01/15/45	10,000	6,723
Paramount Global	5.85	09/01/43	10,000	7,928
Paramount Global	6.88	04/30/36	5,000	4,664
Time Warner Cable LLC	4.50	09/15/42	5,000	3,520
Time Warner Cable LLC	5.50	09/01/41	10,000	7,971
Time Warner Cable LLC	5.88	11/15/40	10,000	8,284
Time Warner Cable LLC	6.55	05/01/37	10,000	9,108
Time Warner Cable LLC	6.75	06/15/39	5,000	4,583
Time Warner Cable LLC	7.30	07/01/38	5,000	4,856
				256,585
MINING – 1.4%
Barrick North America Finance LLC	5.70	05/30/41	10,000	9,794
Barrick North America Finance LLC	5.75	05/01/43	5,000	4,922
Freeport-McMoRan, Inc.	5.40	11/14/34	5,000	4,823
Freeport-McMoRan, Inc.	5.45	03/15/43	10,000	9,189
Newmont Corp.	4.88	03/15/42	15,000	13,444
Southern Copper Corp.	5.25	11/08/42	10,000	9,125
Southern Copper Corp.	5.88	04/23/45	5,000	4,850
Southern Copper Corp.	6.75	04/16/40	10,000	10,775
				66,922
MISCELLANEOUS MANUFACTURER – 0.2%
Parker-Hannifin Corp.	4.00	06/14/49	5,000	3,859
Parker-Hannifin Corp.	4.10	03/01/47	10,000	7,794
				11,653
OIL & GAS – 4.3%
Apache Corp.	5.10	09/01/40	10,000	8,328
Canadian Natural Resources Ltd.	4.95	06/01/47	5,000	4,279
Canadian Natural Resources Ltd.	6.25	03/15/38	5,000	5,042
Cenovus Energy, Inc.	3.75	02/15/52	10,000	6,946
Continental Resources, Inc.	4.90	06/01/44	5,000	4,031
Devon Energy Corp.	4.75	05/15/42	10,000	8,323
Devon Energy Corp.	5.60	07/15/41	5,000	4,626
Diamondback Energy, Inc.	4.25	03/15/52	5,000	3,845

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 4.3% (Continued)
Diamondback Energy, Inc.	5.75	04/18/54	$10,000	$9,551
Diamondback Energy, Inc.	5.90	04/18/64	5,000	4,761
Diamondback Energy, Inc.	6.25	03/15/53	5,000	5,127
Hess Corp.	5.60	02/15/41	10,000	9,716
Hess Corp.	5.80	04/01/47	5,000	4,898
Marathon Oil Corp.	6.60	10/01/37	5,000	5,094
Marathon Petroleum Corp.	4.75	09/15/44	5,000	4,198
Marathon Petroleum Corp.	6.50	03/01/41	5,000	5,188
Occidental Petroleum Corp.	6.45	09/15/36	10,000	10,322
Occidental Petroleum Corp.	6.60	03/15/46	10,000	10,282
Ovintiv, Inc.	6.50	08/15/34	5,000	5,142
Phillips 66	3.30	03/15/52	5,000	3,251
Phillips 66	4.65	11/15/34	15,000	13,742
Phillips 66	4.88	11/15/44	10,000	8,814
Phillips 66 Co.	4.90	10/01/46	10,000	8,682
Suncor Energy, Inc.	3.75	03/04/51	5,000	3,482
Suncor Energy, Inc.	6.50	06/15/38	15,000	15,412
Suncor Energy, Inc.	6.80	05/15/38	10,000	10,520
Valero Energy Corp.	4.00	06/01/52	10,000	7,242
Valero Energy Corp.	6.63	06/15/37	10,000	10,571
				201,415
OIL & GAS SERVICES – 0.8%
Halliburton Co.	4.75	08/01/43	10,000	8,690
Halliburton Co.	4.85	11/15/35	5,000	4,713
Halliburton Co.	5.00	11/15/45	10,000	8,949
Halliburton Co.	7.45	09/15/39	10,000	11,577
NOV, Inc.	3.95	12/01/42	5,000	3,667
				37,596
PACKAGING & CONTAINERS – 0.3%
Packaging Corp. of America	3.05	10/01/51	5,000	3,166
Smurfit Kappa Treasury ULC(1)	5.78	04/03/54	5,000	4,804
Sonoco Products Co.	5.75	11/01/40	5,000	4,844
				12,814
PHARMACEUTICALS – 5.3%
Becton Dickinson & Co.	3.79	05/20/50	10,000	7,351
Becton Dickinson & Co.	4.67	06/06/47	10,000	8,489
Cencora, Inc.	4.30	12/15/47	5,000	4,102
Cigna Group	3.20	03/15/40	20,000	14,479
Cigna Group	3.40	03/15/50	10,000	6,671
Cigna Group	3.40	03/15/51	10,000	6,643
Cigna Group	4.80	08/15/38	10,000	8,963
Cigna Group	4.80	07/15/46	10,000	8,560
Cigna Group	4.90	12/15/48	15,000	12,908
CVS Health Corp.	2.70	08/21/40	10,000	6,545
CVS Health Corp.	4.78	03/25/38	30,000	26,429
CVS Health Corp.	4.88	07/20/35	5,000	4,598

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 5.3% (Continued)
CVS Health Corp.	5.05	03/25/48	$40,000	$34,174
CVS Health Corp.	5.13	07/20/45	20,000	17,382
CVS Health Corp.	5.30	12/05/43	10,000	9,003
CVS Health Corp.	5.63	02/21/53	5,000	4,619
CVS Health Corp.	5.88	06/01/53	10,000	9,545
CVS Health Corp.	6.00	06/01/63	5,000	4,789
Mylan, Inc.	5.20	04/15/48	5,000	3,945
Takeda Pharmaceutical Co. Ltd.	3.03	07/09/40	10,000	7,145
Takeda Pharmaceutical Co. Ltd.	3.18	07/09/50	20,000	13,020
Utah Acquisition Sub, Inc.	5.25	06/15/46	10,000	8,000
Viatris, Inc.	3.85	06/22/40	10,000	7,077
Viatris, Inc.	4.00	06/22/50	10,000	6,547
Zoetis, Inc.	4.70	02/01/43	10,000	8,714
				249,698
PIPELINES – 8.2%
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	5,000	3,962
Enbridge Energy Partners LP	5.50	09/15/40	5,000	4,648
Enbridge Energy Partners LP	7.38	10/15/45	5,000	5,578
Enbridge, Inc.	3.40	08/01/51	15,000	9,849
Enbridge, Inc.	6.70	11/15/53	10,000	10,705
Energy Transfer LP	5.00	05/15/50	10,000	8,307
Energy Transfer LP	5.15	03/15/45	5,000	4,300
Energy Transfer LP	5.35	05/15/45	5,000	4,398
Energy Transfer LP	5.40	10/01/47	10,000	8,781
Energy Transfer LP	5.55	05/15/34	10,000	9,733
Energy Transfer LP	5.95	05/15/54	10,000	9,434
Energy Transfer LP	6.13	12/15/45	10,000	9,614
Energy Transfer LP	6.25	04/15/49	15,000	14,646
Energy Transfer LP	6.50	02/01/42	5,000	5,077
Energy Transfer LP	7.50	07/01/38	15,000	16,593
EnLink Midstream Partners LP	5.45	06/01/47	5,000	4,245
Kinder Morgan Energy Partners LP	5.00	03/01/43	10,000	8,554
Kinder Morgan Energy Partners LP	5.50	03/01/44	10,000	9,067
Kinder Morgan Energy Partners LP	5.80	03/15/35	5,000	4,919
Kinder Morgan Energy Partners LP	6.95	01/15/38	5,000	5,333
Kinder Morgan, Inc.	3.60	02/15/51	5,000	3,335
Kinder Morgan, Inc.	5.05	02/15/46	5,000	4,269
Kinder Morgan, Inc.	5.20	03/01/48	5,000	4,319
Kinder Morgan, Inc.	5.30	12/01/34	5,000	4,781
Kinder Morgan, Inc.	5.45	08/01/52	5,000	4,519
Kinder Morgan, Inc.	5.55	06/01/45	15,000	13,757
MPLX LP	4.50	04/15/38	5,000	4,277
MPLX LP	4.70	04/15/48	10,000	8,172
MPLX LP	4.95	03/14/52	10,000	8,361
MPLX LP	5.20	03/01/47	5,000	4,380
MPLX LP	5.50	02/15/49	15,000	13,637
ONEOK Partners LP	6.85	10/15/37	10,000	10,516
ONEOK, Inc.	4.20	10/03/47	10,000	7,503

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.2% (Continued)
ONEOK, Inc.	4.45	09/01/49	$10,000	$7,702
ONEOK, Inc.	5.15	10/15/43	5,000	4,378
ONEOK, Inc.	5.20	07/15/48	5,000	4,342
ONEOK, Inc.	6.63	09/01/53	10,000	10,448
Plains All American Pipeline LP/PAA Finance Corp.	6.65	01/15/37	10,000	10,330
Spectra Energy Partners LP	4.50	03/15/45	5,000	4,004
Targa Resources Corp.	4.95	04/15/52	5,000	4,172
Targa Resources Corp.	6.50	02/15/53	5,000	5,131
TransCanada PipeLines Ltd.	4.75	05/15/38	15,000	13,181
TransCanada PipeLines Ltd.	4.88	05/15/48	10,000	8,403
TransCanada PipeLines Ltd.	5.10	03/15/49	10,000	8,749
TransCanada PipeLines Ltd.	6.20	10/15/37	10,000	10,038
Western Midstream Operating LP	5.25	02/01/50	5,000	4,244
Western Midstream Operating LP	5.30	03/01/48	10,000	8,346
Williams Cos, Inc.	3.50	10/15/51	5,000	3,353
Williams Cos, Inc.	5.10	09/15/45	5,000	4,407
Williams Cos, Inc.	5.30	08/15/52	20,000	18,064
Williams Cos, Inc.	6.30	04/15/40	10,000	10,138
				388,999
REAL ESTATE – 0.1%
CBRE Services, Inc.	5.95	08/15/34	5,000	4,975

REAL ESTATE INVESTMENT TRUST (REITS) – 1.3%
Alexandria Real Estate Equities, Inc.	3.55	03/15/52	5,000	3,291
Alexandria Real Estate Equities, Inc.	4.75	04/15/35	5,000	4,556
Alexandria Real Estate Equities, Inc.	5.15	04/15/53	5,000	4,305
Alexandria Real Estate Equities, Inc.	5.63	05/15/54	5,000	4,605
American Tower Corp.	3.10	06/15/50	15,000	9,366
Crown Castle, Inc.	2.90	04/01/41	10,000	6,707
Crown Castle, Inc.	3.25	01/15/51	5,000	3,210
Crown Castle, Inc.	4.15	07/01/50	5,000	3,763
Equinix, Inc.	2.95	09/15/51	5,000	2,995
Equinix, Inc.	3.00	07/15/50	5,000	3,061
Federal Realty OP LP	4.50	12/01/44	5,000	3,972
Kimco Realty OP LLC	4.25	04/01/45	5,000	3,818
VICI Properties LP	5.63	05/15/52	5,000	4,370
VICI Properties LP	6.13	04/01/54	5,000	4,674
				62,693
RETAIL – 3.0%
Dick’s Sporting Goods, Inc.	4.10	01/15/52	5,000	3,399
Lowe’s Cos, Inc.	2.80	09/15/41	5,000	3,379
Lowe’s Cos, Inc.	3.00	10/15/50	10,000	6,155
Lowe’s Cos, Inc.	3.70	04/15/46	10,000	7,239
Lowe’s Cos, Inc.	4.05	05/03/47	10,000	7,603
Lowe’s Cos, Inc.	4.25	04/01/52	5,000	3,869
Lowe’s Cos, Inc.	4.45	04/01/62	10,000	7,661
Lowe’s Cos, Inc.	5.63	04/15/53	10,000	9,555
Lowe’s Cos, Inc.	5.75	07/01/53	10,000	9,735

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 3.0% (Continued)
Lowe’s Cos, Inc.	5.80	09/15/62	$5,000	$4,803
McDonald’s Corp.	3.63	09/01/49	10,000	7,157
McDonald’s Corp.	4.45	03/01/47	5,000	4,127
McDonald’s Corp.	4.60	05/26/45	5,000	4,270
McDonald’s Corp.	4.70	12/09/35	5,000	4,660
McDonald’s Corp.	4.88	12/09/45	10,000	8,838
McDonald’s Corp.	5.15	09/09/52	10,000	9,139
McDonald’s Corp.	5.45	08/14/53	5,000	4,772
McDonald’s Corp.	6.30	10/15/37	5,000	5,265
McDonald’s Corp.	6.30	03/01/38	10,000	10,542
Starbucks Corp.	3.50	11/15/50	10,000	6,977
Starbucks Corp.	4.45	08/15/49	5,000	4,085
Starbucks Corp.	4.50	11/15/48	10,000	8,282
				141,512
SEMICONDUCTORS – 1.5%
Broadcom, Inc.(1)	3.14	11/15/35	20,000	15,545
Broadcom, Inc.(1)	3.19	11/15/36	15,000	11,518
Broadcom, Inc.(1)	3.50	02/15/41	15,000	11,153
Broadcom, Inc.(1)	3.75	02/15/51	10,000	7,176
Broadcom, Inc.(1)	4.93	05/15/37	15,000	13,725
Micron Technology, Inc.	3.37	11/01/41	5,000	3,552
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	05/11/41	10,000	7,066
				69,735
SOFTWARE – 4.5%
Electronic Arts, Inc.	2.95	02/15/51	5,000	3,136
Fidelity National Information Services, Inc.	3.10	03/01/41	5,000	3,481
Fiserv, Inc.	4.40	07/01/49	10,000	8,005
Oracle Corp.	3.60	04/01/40	15,000	11,244
Oracle Corp.	3.60	04/01/50	30,000	20,316
Oracle Corp.	3.65	03/25/41	10,000	7,463
Oracle Corp.	3.80	11/15/37	15,000	12,022
Oracle Corp.	3.85	07/15/36	10,000	8,197
Oracle Corp.	3.85	04/01/60	15,000	10,001
Oracle Corp.	3.90	05/15/35	10,000	8,444
Oracle Corp.	3.95	03/25/51	20,000	14,316
Oracle Corp.	4.00	07/15/46	15,000	11,121
Oracle Corp.	4.00	11/15/47	10,000	7,337
Oracle Corp.	4.10	03/25/61	15,000	10,476
Oracle Corp.	4.13	05/15/45	15,000	11,447
Oracle Corp.	4.30	07/08/34	10,000	8,888
Oracle Corp.	4.38	05/15/55	5,000	3,783
Oracle Corp.	4.50	07/08/44	10,000	8,089
Oracle Corp.	5.38	07/15/40	10,000	9,234
Oracle Corp.	5.55	02/06/53	10,000	9,195
Oracle Corp.	6.13	07/08/39	10,000	10,055
Oracle Corp.	6.50	04/15/38	5,000	5,212
Oracle Corp.	6.90	11/09/52	10,000	10,848
				212,310

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 14.2%
AT&T, Inc.	3.50	06/01/41	$15,000	$11,143
AT&T, Inc.	3.50	09/15/53	45,000	29,674
AT&T, Inc.	3.55	09/15/55	45,000	29,375
AT&T, Inc.	3.65	06/01/51	25,000	17,231
AT&T, Inc.	3.65	09/15/59	40,000	25,982
AT&T, Inc.	3.80	12/01/57	30,000	20,293
AT&T, Inc.	3.85	06/01/60	10,000	6,788
AT&T, Inc.	4.30	12/15/42	10,000	8,118
AT&T, Inc.	4.35	06/15/45	5,000	4,048
AT&T, Inc.	4.50	05/15/35	15,000	13,475
AT&T, Inc.	4.50	03/09/48	10,000	8,057
AT&T, Inc.	4.55	03/09/49	5,000	4,064
AT&T, Inc.	4.75	05/15/46	10,000	8,484
AT&T, Inc.	4.85	03/01/39	10,000	8,918
AT&T, Inc.	4.90	08/15/37	5,000	4,549
AT&T, Inc.	5.15	11/15/46	5,000	4,493
AT&T, Inc.	5.25	03/01/37	5,000	4,755
AT&T, Inc.	5.35	09/01/40	10,000	9,335
Bell Telephone Co. of Canada/Bell Canada	3.65	08/15/52	5,000	3,490
Bell Telephone Co. of Canada/Bell Canada	4.30	07/29/49	5,000	3,966
Bell Telephone Co. of Canada/Bell Canada	4.46	04/01/48	10,000	8,139
Bell Telephone Co. of Canada/Bell Canada	5.55	02/15/54	5,000	4,704
Corning, Inc.	5.35	11/15/48	10,000	9,185
Corning, Inc.	5.45	11/15/79	5,000	4,431
Nokia OYJ	6.63	05/15/39	5,000	4,749
Orange SA	5.38	01/13/42	5,000	4,715
Orange SA	5.50	02/06/44	5,000	4,775
Rogers Communications, Inc.	3.70	11/15/49	5,000	3,456
Rogers Communications, Inc.	4.35	05/01/49	5,000	3,861
Rogers Communications, Inc.	4.50	03/15/42	5,000	4,121
Rogers Communications, Inc.	4.55	03/15/52	10,000	7,914
Rogers Communications, Inc.	5.00	03/15/44	10,000	8,659
Rogers Communications, Inc.	5.45	10/01/43	10,000	9,181
Telefonica Emisiones SA	4.90	03/06/48	10,000	8,312
Telefonica Emisiones SA	5.21	03/08/47	10,000	8,659
Telefonica Emisiones SA	5.52	03/01/49	10,000	9,068
Telefonica Emisiones SA	7.05	06/20/36	10,000	10,727
TELUS Corp.	4.30	06/15/49	5,000	3,863
TELUS Corp.	4.60	11/16/48	5,000	4,103
T-Mobile USA, Inc.	3.00	02/15/41	10,000	7,001
T-Mobile USA, Inc.	3.30	02/15/51	20,000	13,139
T-Mobile USA, Inc.	3.40	10/15/52	15,000	9,915
T-Mobile USA, Inc.	3.60	11/15/60	10,000	6,565
T-Mobile USA, Inc.	4.38	04/15/40	10,000	8,523
T-Mobile USA, Inc.	4.50	04/15/50	15,000	12,213
T-Mobile USA, Inc.	5.50	01/15/55	10,000	9,399
T-Mobile USA, Inc.	5.65	01/15/53	10,000	9,597
T-Mobile USA, Inc.	5.75	01/15/54	10,000	9,705

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 14.2% (Continued)
T-Mobile USA, Inc.	5.80	09/15/62	$5,000	$4,860
Verizon Communications, Inc.	2.65	11/20/40	20,000	13,378
Verizon Communications, Inc.	2.88	11/20/50	15,000	9,156
Verizon Communications, Inc.	2.99	10/30/56	20,000	11,858
Verizon Communications, Inc.	3.00	11/20/60	10,000	5,801
Verizon Communications, Inc.	3.40	03/22/41	25,000	18,632
Verizon Communications, Inc.	3.55	03/22/51	30,000	20,940
Verizon Communications, Inc.	3.70	03/22/61	25,000	17,082
Verizon Communications, Inc.	3.88	03/01/52	10,000	7,384
Verizon Communications, Inc.	4.00	03/22/50	10,000	7,598
Verizon Communications, Inc.	4.13	08/15/46	10,000	7,896
Verizon Communications, Inc.	4.27	01/15/36	10,000	8,860
Verizon Communications, Inc.	4.40	11/01/34	15,000	13,615
Verizon Communications, Inc.	4.81	03/15/39	10,000	9,054
Verizon Communications, Inc.	4.86	08/21/46	15,000	13,261
Verizon Communications, Inc.	5.01	08/21/54	5,000	4,436
Verizon Communications, Inc.	5.25	03/16/37	5,000	4,831
Verizon Communications, Inc.	5.50	02/23/54	5,000	4,758
Vodafone Group PLC	4.38	02/19/43	10,000	8,184
Vodafone Group PLC	5.25	05/30/48	10,000	9,023
Vodafone Group PLC	5.63	02/10/53	10,000	9,372
Vodafone Group PLC	5.75	02/10/63	10,000	9,457
Vodafone Group PLC	6.15	02/27/37	15,000	15,320
				669,673
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	6.35	03/15/40	5,000	4,983

TRANSPORTATION – 2.5%
Canadian Pacific Railway Co.	3.00	12/02/41	10,000	8,443
Canadian Pacific Railway Co.	3.10	12/02/51	15,000	9,639
Canadian Pacific Railway Co.	4.80	08/01/45	5,000	4,374
Canadian Pacific Railway Co.	6.13	09/15/15	5,000	4,952
FedEx Corp.	3.25	05/15/41	10,000	7,089
FedEx Corp.	4.05	02/15/48	10,000	7,492
FedEx Corp.	4.55	04/01/46	10,000	8,152
FedEx Corp.	4.75	11/15/45	10,000	8,403
FedEx Corp.	5.10	01/15/44	5,000	4,445
FedEx Corp.	5.25	05/15/50	10,000	9,045
Norfolk Southern Corp.	3.16	05/15/55	10,000	6,195
Norfolk Southern Corp.	3.94	11/01/47	10,000	7,547
Norfolk Southern Corp.	4.45	06/15/45	10,000	8,301
Norfolk Southern Corp.	4.55	06/01/53	15,000	12,418
Norfolk Southern Corp.	5.35	08/01/54	5,000	4,666
Norfolk Southern Corp.	5.95	03/15/64	5,000	5,008
				116,169

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WATER – 0.7%
American Water Capital Corp.	3.25	06/01/51	$5,000	$3,366
American Water Capital Corp.	3.45	05/01/50	5,000	3,465
American Water Capital Corp.	3.75	09/01/47	5,000	3,722
American Water Capital Corp.	4.20	09/01/48	15,000	12,007
Essential Utilities, Inc.	5.30	05/01/52	10,000	8,882
				31,442
TOTAL CORPORATE BONDS (Cost - $4,845,536)				4,632,240

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
Citibank, New York	4.67	05/01/24	34,384	34,384
TOTAL SHORT-TERM INVESTMENTS (Cost - $34,384)				34,384

TOTAL INVESTMENTS – 98.7% (Cost - $4,879,920)				$4,666,624
OTHER ASSETS LESS LIABILITIES – 1.3%				62,683
NET ASSETS – 100.0%				$4,729,307

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $83,334 and represents 1.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 11.3%
BANKS – 0.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands	4.38	10/14/25	$200,000	$196,562
Banco Nacional de Panama	2.50	08/11/30	525,000	399,284
				595,846
CHEMICALS – 0.3%
CNAC HK Finbridge Co. Ltd.	3.00	09/22/30	200,000	172,375
CNAC HK Finbridge Co. Ltd.	4.13	07/19/27	200,000	191,750
CNAC HK Finbridge Co. Ltd.	5.13	03/14/28	300,000	296,265
				660,390
COMMERCIAL SERVICES – 0.4%
DP World Crescent Ltd.	3.88	07/18/29	200,000	184,344
DP World Crescent Ltd.	4.85	09/26/28	200,000	194,187
DP World Crescent Ltd.	5.50	09/13/33	200,000	196,438
Pelabuhan Indonesia Persero PT	4.25	05/05/25	200,000	197,219
				772,188
DIVERSIFIED FINANCIAL SERVICES – 0.2%
Power Sector Assets & Liabilities Management Corp.	7.39	12/02/24	425,000	429,781

ELECTRIC – 1.3%
Comision Federal de Electricidad	4.69	05/15/29	200,000	184,614
Eskom Holdings SOC Ltd.	6.35	08/10/28	450,000	426,938
Eskom Holdings SOC Ltd.	7.13	02/11/25	550,000	547,938
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13	05/15/27	275,000	262,625
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.45	05/21/28	200,000	197,296
SPIC MTN Co. Ltd.	1.63	07/27/25	225,000	213,820
State Grid Overseas Investment BVI Ltd.	1.63	08/05/30	225,000	184,466
State Grid Overseas Investment BVI Ltd.	3.50	05/04/27	600,000	572,211
Three Gorges Finance I Cayman Islands Ltd.	3.15	06/02/26	225,000	215,388
				2,805,296
INSURANCE – 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong	5.35	08/15/33	350,000	348,367

INVESTMENT COMPANIES – 1.7%
Gaci First Investment Co.	4.75	02/14/30	200,000	191,875
Gaci First Investment Co.	5.00	10/13/27	250,000	246,563
Gaci First Investment Co.	5.00	01/29/29	250,000	243,672
Gaci First Investment Co.	5.25	10/13/32	300,000	294,656
Gaci First Investment Co.	5.25	01/29/34	450,000	431,016
MDGH GMTN RSC Ltd.	2.50	05/21/26	275,000	258,848
MDGH GMTN RSC Ltd.	2.88	11/07/29	225,000	198,984
MDGH GMTN RSC Ltd.	2.88	05/21/30	200,000	174,625
MDGH GMTN RSC Ltd.	3.38	03/28/32	200,000	175,438
MDGH GMTN RSC Ltd.	4.38	11/22/33	200,000	184,563
MDGH GMTN RSC Ltd.	5.50	04/28/33	200,000	201,437
Suci Second Investment Co.	5.17	03/05/31	300,000	292,875
Suci Second Investment Co.	6.00	10/25/28	400,000	407,750
Suci Second Investment Co.	6.25	10/25/33	200,000	212,250
				3,514,552

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 0.7%
Corp. Nacional del Cobre de Chile	3.00	09/30/29	$325,000	$282,344
Corp. Nacional del Cobre de Chile	3.15	01/14/30	350,000	303,078
Corp. Nacional del Cobre de Chile	3.63	08/01/27	325,000	303,773
Corp. Nacional del Cobre de Chile	5.95	01/08/34	250,000	243,359
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	4.75	05/15/25	200,000	197,619
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45	05/15/30	200,000	194,116
				1,524,289
OIL & GAS – 5.4%
Bapco Energies BSCC	7.50	10/25/27	475,000	481,977
EDO Sukuk Ltd.	5.88	09/21/33	400,000	404,750
Pertamina Persero PT	1.40	02/09/26	200,000	185,375
Petroleos de Venezuela SA(1)	5.38	04/12/27	575,000	71,013
Petroleos de Venezuela SA(1)	6.00	05/16/24	1,000,000	124,000
Petroleos de Venezuela SA(1)	6.00	11/15/26	875,000	109,375
Petroleos de Venezuela SA(1)	12.75	02/17/22	575,000	88,263
Petroleos del Peru SA	4.75	06/19/32	500,000	374,062
Petroleos Mexicanos	4.50	01/23/26	175,000	165,111
Petroleos Mexicanos	5.35	02/12/28	300,000	263,220
Petroleos Mexicanos	5.95	01/28/31	575,000	455,831
Petroleos Mexicanos	6.49	01/23/27	250,000	235,345
Petroleos Mexicanos	6.50	03/13/27	600,000	564,498
Petroleos Mexicanos	6.50	01/23/29	200,000	177,400
Petroleos Mexicanos	6.70	02/16/32	1,125,000	924,300
Petroleos Mexicanos	6.84	01/23/30	400,000	346,960
Petroleos Mexicanos	6.88	08/04/26	400,000	389,400
Petroleos Mexicanos	8.75	06/02/29	300,000	290,700
Petroleos Mexicanos	10.00	02/07/33	325,000	319,597
Petronas Capital Ltd.	2.48	01/28/32	675,000	549,008
Petronas Capital Ltd.	3.50	03/18/25	975,000	955,841
Petronas Capital Ltd.	3.50	04/21/30	1,250,000	1,123,956
QatarEnergy	1.38	09/12/26	400,000	365,375
QatarEnergy	2.25	07/12/31	900,000	734,625
Sinopec Group Overseas Development 2015 Ltd.	3.25	04/28/25	250,000	244,522
Sinopec Group Overseas Development 2017 Ltd.	3.63	04/12/27	250,000	239,476
Sinopec Group Overseas Development 2018 Ltd.	1.45	01/08/26	450,000	422,066
Sinopec Group Overseas Development 2018 Ltd.	2.15	05/13/25	200,000	193,189
Sinopec Group Overseas Development 2018 Ltd.	2.30	01/08/31	225,000	190,896
Sinopec Group Overseas Development 2018 Ltd.	2.70	05/13/30	275,000	242,029
Sinopec Group Overseas Development 2018 Ltd.	2.95	11/12/29	250,000	225,160
				11,457,320
PIPELINES – 0.5%
Southern Gas Corridor CJSC	6.88	03/24/26	1,150,000	1,157,475

TRANSPORTATION – 0.3%
Transnet SOC Ltd.	8.25	02/06/28	550,000	542,781

TOTAL CORPORATE BONDS (Cost - $24,165,660)				23,808,285

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT AGENCIES AND OBLIGATIONS – 86.9%
GOVERNMENT AGENCIES – 3.0%
Bank Gospodarstwa Krajowego	5.38	05/22/33	$950,000	$923,281
Bank Gospodarstwa Krajowego	6.25	10/31/28	500,000	515,000
China Development Bank	1.00	10/27/25	225,000	211,008
Export-Import Bank of China	2.88	04/26/26	200,000	191,569
Export-Import Bank of China	3.88	05/16/26	350,000	341,535
Export-Import Bank of India	2.25	01/13/31	500,000	403,357
Export-Import Bank of India	3.25	01/15/30	600,000	528,187
Export-Import Bank of India	3.38	08/05/26	575,000	547,148
Export-Import Bank of India	3.88	02/01/28	475,000	447,001
Export-Import Bank of India	5.50	01/18/33	750,000	736,406
Finance Department Government of Sharjah	6.50	11/23/32	200,000	203,075
Magyar Export-Import Bank Zrt	6.13	12/04/27	650,000	652,031
MFB Magyar Fejlesztesi Bank Zrt	6.50	06/29/28	725,000	730,891
				6,430,489
GOVERNMENT OBLIGATIONS – 83.9%
Abu Dhabi Government International Bond	1.63	06/02/28	400,000	349,625
Abu Dhabi Government International Bond	1.70	03/02/31	300,000	242,344
Abu Dhabi Government International Bond	1.88	09/15/31	350,000	282,078
Abu Dhabi Government International Bond	2.50	04/16/25	600,000	583,500
Abu Dhabi Government International Bond	2.50	09/30/29	600,000	529,125
Abu Dhabi Government International Bond	3.13	05/03/26	450,000	431,859
Abu Dhabi Government International Bond	3.13	10/11/27	800,000	750,750
Abu Dhabi Government International Bond	3.13	04/16/30	625,000	560,547
Abu Dhabi Government International Bond	4.88	04/30/29	350,000	346,967
Abu Dhabi Government International Bond	5.00	04/30/34	300,000	297,288
Angolan Government International Bond	8.00	11/26/29	1,050,000	962,719
Angolan Government International Bond	8.25	05/09/28	900,000	851,906
Angolan Government International Bond	8.75	04/14/32	1,000,000	908,438
Argentine Republic Government International Bond(2)	0.75	07/09/30	4,375,000	2,533,125
Argentine Republic Government International Bond	1.00	07/09/29	350,000	207,484
Argentine Republic Government International Bond(2)	3.63	07/09/35	4,950,000	2,272,050
Argentine Republic Government International Bond(2)	4.25	01/09/38	2,900,000	1,476,100
Bahrain Government International Bond	5.25	01/25/33	400,000	350,480
Bahrain Government International Bond	5.45	09/16/32	500,000	450,700
Bahrain Government International Bond	5.63	09/30/31	475,000	439,969
Bahrain Government International Bond	6.75	09/20/29	600,000	599,220
Bahrain Government International Bond	7.00	01/26/26	525,000	529,758
Bahrain Government International Bond	7.00	10/12/28	850,000	866,447
Bahrain Government International Bond	7.38	05/14/30	475,000	488,039
Bolivian Government International Bond	4.50	03/20/28	600,000	340,688
Brazilian Government International Bond	2.88	06/06/25	600,000	580,800
Brazilian Government International Bond	3.75	09/12/31	475,000	403,750
Brazilian Government International Bond	3.88	06/12/30	1,075,000	946,000
Brazilian Government International Bond	4.25	01/07/25	1,200,000	1,182,821
Brazilian Government International Bond	4.50	05/30/29	775,000	721,912
Brazilian Government International Bond	4.63	01/13/28	1,000,000	960,500
Brazilian Government International Bond	6.00	04/07/26	750,000	753,375

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Brazilian Government International Bond	6.00	10/20/33	$800,000	$765,600
Brazilian Government International Bond	6.13	03/15/34	725,000	693,825
Brazilian Government International Bond	6.25	03/18/31	575,000	570,975
Brazilian Government International Bond	8.25	01/20/34	250,000	279,187
CBB International Sukuk Co. 7 SPC	6.88	10/05/25	475,000	480,344
CBB International Sukuk Programme Co. W.L.L.	3.88	05/18/29	675,000	604,665
CBB International Sukuk Programme Co. W.L.L.	3.95	09/16/27	400,000	375,750
CBB International Sukuk Programme Co. W.L.L.	4.50	03/30/27	475,000	456,445
CBB International Sukuk Programme Co. W.L.L.	6.00	02/12/31	550,000	545,359
CBB International Sukuk Programme Co. W.L.L.	6.25	10/18/30	500,000	501,875
Chile Government International Bond	2.45	01/31/31	340,000	284,325
Chile Government International Bond	2.55	01/27/32	425,000	348,898
Chile Government International Bond	2.55	07/27/33	650,000	513,094
Chile Government International Bond	2.75	01/31/27	425,000	395,383
Chile Government International Bond	3.24	02/06/28	450,000	416,531
Chile Government International Bond	3.50	01/31/34	375,000	317,930
Chile Government International Bond	4.85	01/22/29	500,000	487,250
China Government International Bond	0.55	10/21/25	500,000	467,070
China Government International Bond	1.20	10/21/30	550,000	444,246
China Government International Bond	1.25	10/26/26	300,000	274,187
China Government International Bond	1.75	10/26/31	250,000	205,703
China Government International Bond	1.95	12/03/24	350,000	342,781
China Government International Bond	2.13	12/03/29	375,000	329,648
China Government International Bond	2.63	11/02/27	250,000	233,437
China Government International Bond	3.50	10/19/28	200,000	190,584
Colombia Government International Bond	3.00	01/30/30	500,000	401,750
Colombia Government International Bond	3.13	04/15/31	885,000	684,990
Colombia Government International Bond	3.25	04/22/32	750,000	564,000
Colombia Government International Bond	3.88	04/25/27	625,000	580,312
Colombia Government International Bond	4.50	01/28/26	550,000	532,125
Colombia Government International Bond	4.50	03/15/29	750,000	673,125
Colombia Government International Bond	7.50	02/02/34	700,000	688,100
Colombia Government International Bond	8.00	04/20/33	700,000	713,300
Costa Rica Government International Bond	6.13	02/19/31	656,000	653,048
Costa Rica Government International Bond	6.55	04/03/34	900,000	912,150
Dominican Republic International Bond	4.50	01/30/30	950,000	850,725
Dominican Republic International Bond	4.88	09/23/32	1,350,000	1,186,313
Dominican Republic International Bond	5.50	01/27/25	700,000	696,063
Dominican Republic International Bond	5.50	02/22/29	700,000	668,719
Dominican Republic International Bond	5.95	01/25/27	775,000	762,600
Dominican Republic International Bond	6.00	07/19/28	650,000	637,609
Dominican Republic International Bond	6.00	02/22/33	975,000	924,300
Dominican Republic International Bond	6.88	01/29/26	700,000	703,150
Ecuador Government International Bond	ZCP	07/31/30	400,000	218,800
Ecuador Government International Bond(2)	3.50	07/31/35	4,400,000	2,415,600
Ecuador Government International Bond(2)	6.00	07/31/30	2,050,000	1,442,175
Egypt Government International Bond	5.80	09/30/27	450,000	401,906
Egypt Government International Bond	5.88	06/11/25	625,000	611,523

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Egypt Government International Bond	5.88	02/16/31	$625,000	$490,719
Egypt Government International Bond	6.59	02/21/28	575,000	519,836
Egypt Government International Bond	7.05	01/15/32	250,000	204,219
Egypt Government International Bond	7.30	09/30/33	450,000	362,109
Egypt Government International Bond	7.50	01/31/27	1,025,000	975,031
Egypt Government International Bond	7.60	03/01/29	975,000	882,984
Egypt Government International Bond	7.63	05/29/32	925,000	772,086
Egyptian Financial Co. for Sovereign Taskeek	10.88	02/28/26	700,000	725,813
El Salvador Government International Bond	9.25	04/17/30	575,000	510,645
Ethiopia International Bond	6.63	12/11/24	550,000	391,016
Ghana Government International Bond(1)	6.38	02/11/27	775,000	375,391
Ghana Government International Bond(1)	7.63	05/16/29	550,000	267,781
Ghana Government International Bond(1)	7.75	04/07/29	575,000	279,953
Ghana Government International Bond(1)	7.88	02/11/35	600,000	293,250
Ghana Government International Bond(1)	8.13	01/18/26	575,000	288,758
Ghana Government International Bond(1)	8.13	03/26/32	550,000	268,469
Ghana Government International Bond(1)	8.63	04/07/34	600,000	293,813
Ghana Government International Bond	10.75	10/14/30	600,000	393,000
Hazine Mustesarligi Varlik Kiralama AS	5.13	06/22/26	475,000	463,790
Hazine Mustesarligi Varlik Kiralama AS	7.25	02/24/27	650,000	659,750
Hazine Mustesarligi Varlik Kiralama AS	8.51	01/14/29	425,000	448,641
Hazine Mustesarligi Varlik Kiralama AS	9.76	11/13/25	450,000	475,031
Hungary Government International Bond	2.13	09/22/31	1,150,000	889,065
Hungary Government International Bond	5.25	06/16/29	1,050,000	1,018,500
Hungary Government International Bond	6.13	05/22/28	1,100,000	1,111,000
Hungary Government International Bond	6.25	09/22/32	1,150,000	1,161,500
Indonesia Government International Bond	1.85	03/12/31	250,000	199,297
Indonesia Government International Bond	2.15	07/28/31	200,000	161,062
Indonesia Government International Bond	2.85	02/14/30	250,000	218,906
Indonesia Government International Bond	3.50	01/11/28	225,000	210,820
Indonesia Government International Bond	3.55	03/31/32	300,000	263,062
Indonesia Government International Bond	3.85	07/18/27	200,000	191,375
Indonesia Government International Bond	3.85	10/15/30	275,000	252,227
Indonesia Government International Bond	4.10	04/24/28	200,000	190,875
Indonesia Government International Bond	4.13	01/15/25	475,000	470,844
Indonesia Government International Bond	4.35	01/08/27	250,000	244,479
Indonesia Government International Bond	4.55	01/11/28	220,000	213,881
Indonesia Government International Bond	4.65	09/20/32	250,000	235,859
Indonesia Government International Bond	4.75	01/08/26	300,000	297,338
Indonesia Government International Bond	4.75	02/11/29	225,000	219,586
Indonesia Government International Bond	4.85	01/11/33	200,000	191,625
Iraq International Bond	5.80	01/15/28	437,500	409,062
Ivory Coast Government International Bond	6.13	06/15/33	750,000	659,925
Ivory Coast Government International Bond	7.63	01/30/33	525,000	504,000
Jamaica Government International Bond	6.75	04/28/28	755,000	772,459
Jordan Government International Bond	5.75	01/31/27	600,000	572,625
Jordan Government International Bond	5.85	07/07/30	700,000	633,063
Jordan Government International Bond	6.13	01/29/26	600,000	584,625

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Jordan Government International Bond	7.50	01/13/29	$600,000	$594,000
Kazakhstan Government International Bond	5.13	07/21/25	1,450,000	1,457,975
KSA Sukuk Ltd.	2.25	05/17/31	375,000	309,961
KSA Sukuk Ltd.	2.97	10/29/29	375,000	334,688
KSA Sukuk Ltd.	3.63	04/20/27	800,000	765,250
KSA Sukuk Ltd.	4.27	05/22/29	600,000	575,438
KSA Sukuk Ltd.	4.30	01/19/29	450,000	432,781
KSA Sukuk Ltd.	4.51	05/22/33	400,000	378,680
KSA Sukuk Ltd.	5.27	10/25/28	325,000	325,284
Kuwait International Government Bond	3.50	03/20/27	2,650,000	2,528,431
Lebanon Government International Bond(1)	6.00	01/27/23	600,000	39,600
Lebanon Government International Bond(1)	6.10	10/04/22	1,700,000	112,200
Lebanon Government International Bond(1)	6.65	02/26/30	1,600,000	105,600
Lebanon Government International Bond(1)	6.85	03/23/27	1,700,000	112,200
Lebanon Government International Bond(1)	8.25	04/12/21	700,000	46,200
Malaysia Sovereign Sukuk Bhd	3.04	04/22/25	550,000	537,301
Malaysia Sukuk Global Bhd	3.18	04/27/26	650,000	625,422
Mexico Government International Bond	2.66	05/24/31	525,000	427,055
Mexico Government International Bond	3.25	04/16/30	350,000	303,953
Mexico Government International Bond	3.50	02/12/34	500,000	401,375
Mexico Government International Bond	3.75	01/11/28	325,000	304,078
Mexico Government International Bond	4.13	01/21/26	325,000	316,672
Mexico Government International Bond	4.15	03/28/27	400,000	384,500
Mexico Government International Bond	4.50	04/22/29	650,000	615,062
Mexico Government International Bond	4.75	04/27/32	400,000	366,875
Mexico Government International Bond	4.88	05/19/33	350,000	320,578
Mexico Government International Bond	5.40	02/09/28	300,000	296,906
Mexico Government International Bond	8.30	08/15/31	150,000	175,547
Morocco Government International Bond	3.00	12/15/32	600,000	469,500
Morocco Government International Bond	5.95	03/08/28	730,000	725,985
Morocco Government International Bond	6.50	09/08/33	700,000	703,500
Nigeria Government International Bond	6.13	09/28/28	600,000	531,720
Nigeria Government International Bond	6.50	11/28/27	850,000	787,652
Nigeria Government International Bond	7.14	02/23/30	750,000	661,641
Nigeria Government International Bond	7.38	09/28/33	1,000,000	832,500
Nigeria Government International Bond	7.63	11/21/25	650,000	648,375
Nigeria Government International Bond	7.88	02/16/32	850,000	746,938
Nigeria Government International Bond	8.38	03/24/29	725,000	689,838
Nigeria Government International Bond	8.75	01/21/31	400,000	377,690
Oman Government International Bond	4.75	06/15/26	1,075,000	1,052,103
Oman Government International Bond	5.38	03/08/27	700,000	688,800
Oman Government International Bond	5.63	01/17/28	1,075,000	1,060,272
Oman Government International Bond	6.00	08/01/29	925,000	928,180
Oman Government International Bond	6.25	01/25/31	750,000	760,078
Oman Government International Bond	6.75	10/28/27	825,000	845,883
Oman Government International Bond	7.38	10/28/32	650,000	702,780
Oman Sovereign Sukuk Co.	4.88	06/15/30	800,000	777,500
Oman Sovereign Sukuk Co.	5.93	10/31/25	850,000	853,719

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Pakistan Global Sukuk Programme Co. Ltd.	7.95	01/31/29	$575,000	$504,383
Pakistan Government International Bond	6.00	04/08/26	775,000	701,375
Pakistan Government International Bond	6.88	12/05/27	875,000	753,594
Pakistan Government International Bond	7.38	04/08/31	825,000	658,711
Panama Government International Bond	2.25	09/29/32	950,000	659,062
Panama Government International Bond	3.16	01/23/30	525,000	428,531
Panama Government International Bond	3.30	01/19/33	450,000	337,359
Panama Government International Bond	3.75	03/16/25	400,000	391,625
Panama Government International Bond	3.88	03/17/28	500,000	450,937
Panama Government International Bond	7.50	03/01/31	200,000	203,312
Paraguay Government International Bond	4.95	04/28/31	550,000	518,031
Perusahaan Penerbit SBSN Indonesia III	1.50	06/09/26	250,000	231,094
Perusahaan Penerbit SBSN Indonesia III	2.55	06/09/31	250,000	208,047
Perusahaan Penerbit SBSN Indonesia III	4.15	03/29/27	350,000	339,828
Perusahaan Penerbit SBSN Indonesia III	4.33	05/28/25	350,000	346,828
Perusahaan Penerbit SBSN Indonesia III	4.40	06/06/27	300,000	292,500
Perusahaan Penerbit SBSN Indonesia III	4.40	03/01/28	325,000	315,148
Perusahaan Penerbit SBSN Indonesia III	4.45	02/20/29	200,000	193,187
Perusahaan Penerbit SBSN Indonesia III	4.55	03/29/26	325,000	320,290
Perusahaan Penerbit SBSN Indonesia III	4.70	06/06/32	500,000	476,406
Perusahaan Penerbit SBSN Indonesia III	5.40	11/15/28	200,000	200,119
Perusahaan Penerbit SBSN Indonesia III	5.60	11/15/33	200,000	202,375
Peruvian Government International Bond	1.86	12/01/32	500,000	368,125
Peruvian Government International Bond	2.78	01/23/31	1,550,000	1,294,250
Peruvian Government International Bond	3.00	01/15/34	1,050,000	827,203
Peruvian Government International Bond	8.75	11/21/33	975,000	1,164,211
Philippine Government International Bond	1.65	06/10/31	450,000	351,141
Philippine Government International Bond	2.46	05/05/30	375,000	319,204
Philippine Government International Bond	3.00	02/01/28	650,000	599,219
Philippine Government International Bond	3.75	01/14/29	650,000	607,750
Philippine Government International Bond	5.00	07/17/33	530,000	513,769
Philippine Government International Bond	5.50	03/30/26	375,000	376,875
Philippine Government International Bond	6.38	01/15/32	325,000	343,687
Philippine Government International Bond	7.75	01/14/31	600,000	677,250
Philippine Government International Bond	9.50	02/02/30	700,000	844,812
Philippine Government International Bond	10.63	03/16/25	475,000	496,078
Qatar Government International Bond	3.25	06/02/26	1,150,000	1,107,594
Qatar Government International Bond	3.40	04/16/25	525,000	515,977
Qatar Government International Bond	3.75	04/16/30	800,000	749,220
Qatar Government International Bond	4.00	03/14/29	1,050,000	1,003,905
Qatar Government International Bond	4.50	04/23/28	850,000	835,922
Qatar Government International Bond	9.75	06/15/30	525,000	656,414
RAK Capital	3.09	03/31/25	200,000	195,875
Republic of Azerbaijan International Bond	3.50	09/01/32	650,000	538,484
Republic of Kenya Government International Bond	6.30	01/23/34	500,000	398,438
Republic of Kenya Government International Bond	7.25	02/28/28	600,000	567,075
Republic of Kenya Government International Bond	8.00	05/22/32	700,000	643,405
Republic of Kenya Government International Bond	9.75	02/16/31	800,000	805,250
Republic of Poland Government International Bond	3.25	04/06/26	1,000,000	966,200

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Republic of Poland Government International Bond	4.63	03/18/29	$925,000	$902,365
Republic of Poland Government International Bond	4.88	10/04/33	1,400,000	1,337,980
Republic of Poland Government International Bond	5.50	11/16/27	905,000	915,598
Republic of Poland Government International Bond	5.75	11/16/32	825,000	840,993
Republic of South Africa Government International Bond	4.30	10/12/28	965,000	861,262
Republic of South Africa Government International Bond	4.85	09/27/27	450,000	423,000
Republic of South Africa Government International Bond	4.85	09/30/29	950,000	848,469
Republic of South Africa Government International Bond	4.88	04/14/26	600,000	582,360
Republic of South Africa Government International Bond	5.88	09/16/25	1,020,000	1,013,625
Republic of South Africa Government International Bond	5.88	06/22/30	725,000	669,719
Republic of South Africa Government International Bond	5.88	04/20/32	625,000	557,031
Romanian Government International Bond	3.00	02/27/27	750,000	692,550
Romanian Government International Bond	3.00	02/14/31	780,000	639,269
Romanian Government International Bond	3.63	03/27/32	660,000	549,450
Romanian Government International Bond	5.25	11/25/27	600,000	583,200
Romanian Government International Bond	5.88	01/30/29	1,100,000	1,081,410
Romanian Government International Bond	6.38	01/30/34	1,150,000	1,125,563
Romanian Government International Bond	6.63	02/17/28	850,000	863,016
Romanian Government International Bond	7.13	01/17/33	910,000	940,713
ROP Sukuk Trust	5.05	06/06/29	250,000	246,250
Saudi Government International Bond	2.25	02/02/33	450,000	351,000
Saudi Government International Bond	2.50	02/03/27	275,000	254,891
Saudi Government International Bond	2.75	02/03/32	225,000	188,367
Saudi Government International Bond	2.90	10/22/25	350,000	337,978
Saudi Government International Bond	3.25	10/26/26	950,000	904,875
Saudi Government International Bond	3.25	10/22/30	300,000	266,303
Saudi Government International Bond	3.63	03/04/28	875,000	826,328
Saudi Government International Bond	4.00	04/17/25	800,000	788,272
Saudi Government International Bond	4.38	04/16/29	650,000	625,625
Saudi Government International Bond	4.50	04/17/30	500,000	478,137
Saudi Government International Bond	4.75	01/18/28	475,000	467,305
Saudi Government International Bond	4.75	01/16/30	700,000	676,813
Saudi Government International Bond	4.88	07/18/33	675,000	648,101
Saudi Government International Bond	5.00	01/16/34	775,000	747,972
Saudi Government International Bond	5.50	10/25/32	300,000	301,875
Senegal Government International Bond	6.25	05/23/33	625,000	531,445
Serbia International Bond	2.13	12/01/30	700,000	546,875
Serbia International Bond	6.50	09/26/33	550,000	550,688
Sharjah Sukuk Program Ltd.	2.94	06/10/27	225,000	207,633
Sharjah Sukuk Program Ltd.	3.23	10/23/29	200,000	177,313
Sharjah Sukuk Program Ltd.	3.85	04/03/26	200,000	193,062
Sharjah Sukuk Program Ltd.	4.23	03/14/28	250,000	237,734
Sri Lanka Government International Bond(1)	5.75	04/18/23	725,000	412,344
Sri Lanka Government International Bond(1)	6.20	05/11/27	900,000	514,125
Sri Lanka Government International Bond(1)	6.75	04/18/28	725,000	413,250
Sri Lanka Government International Bond(1)	6.83	07/18/26	550,000	316,250
Sri Lanka Government International Bond(1)	6.85	03/14/24	600,000	341,250
Sri Lanka Government International Bond(1)	6.85	11/03/25	900,000	522,563

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Sri Lanka Government International Bond(1)	7.55	03/28/30	$1,375,000	$779,883
Sri Lanka Government International Bond(1)	7.85	03/14/29	150,000	85,406
Trinidad & Tobago Government International Bond	4.50	08/04/26	600,000	578,400
Tunisian Republic International Bond	5.75	01/30/25	575,000	544,094
Turkiye Government International Bond	4.25	03/13/25	425,000	420,219
Turkiye Government International Bond	4.25	04/14/26	325,000	315,047
Turkiye Government International Bond	4.75	01/26/26	450,000	440,426
Turkiye Government International Bond	4.88	10/09/26	550,000	534,703
Turkiye Government International Bond	5.13	02/17/28	440,000	416,900
Turkiye Government International Bond	5.25	03/13/30	625,000	564,258
Turkiye Government International Bond	5.88	06/26/31	375,000	341,484
Turkiye Government International Bond	5.95	01/15/31	600,000	550,875
Turkiye Government International Bond	6.00	03/25/27	800,000	788,480
Turkiye Government International Bond	6.13	10/24/28	500,000	487,087
Turkiye Government International Bond	6.38	10/14/25	500,000	502,900
Turkiye Government International Bond	6.50	09/20/33	300,000	278,719
Turkiye Government International Bond	7.38	02/05/25	650,000	659,141
Turkiye Government International Bond	7.63	04/26/29	625,000	635,937
Turkiye Government International Bond	8.00	02/14/34	215,000	222,122
Turkiye Government International Bond	8.60	09/24/27	425,000	448,928
Turkiye Government International Bond	9.13	07/13/30	400,000	431,875
Turkiye Government International Bond	9.38	03/14/29	450,000	489,375
Turkiye Government International Bond	9.38	01/19/33	600,000	663,750
Turkiye Government International Bond	9.88	01/15/28	725,000	798,859
Turkiye Government International Bond	11.88	01/15/30	325,000	404,117
UAE Government International Bond	2.00	10/19/31	225,000	182,588
UAE Government International Bond	4.05	07/07/32	450,000	421,155
UAE Government International Bond	4.92	09/25/33	200,000	198,620
Ukraine Government International Bond	6.88	05/21/31	1,000,000	254,200
Ukraine Government International Bond	7.38	09/25/34	1,600,000	403,360
Ukraine Government International Bond	7.75	09/01/25	775,000	246,063
Ukraine Government International Bond	7.75	09/01/26	750,000	219,000
Ukraine Government International Bond	7.75	09/01/27	650,000	186,550
Ukraine Government International Bond	7.75	09/01/28	950,000	271,178
Ukraine Government International Bond	7.75	09/01/29	850,000	241,400
Ukraine Government International Bond	9.75	11/01/30	950,000	288,325
Uruguay Government International Bond	4.38	10/27/27	825,000	814,430
Uruguay Government International Bond	4.38	01/23/31	1,235,000	1,185,600
Uruguay Government International Bond	5.75	10/28/34	1,200,000	1,222,800
Venezuela Government International Bond(1)	9.25	09/15/27	750,000	160,500
Venezuela Government International Bond(1)	11.75	10/21/26	575,000	122,475
Venezuela Government International Bond(1)	11.95	08/05/31	800,000	170,800
Venezuela Government International Bond(1)	12.75	08/23/22	575,000	123,050
Zambia Government International Bond(1)	8.50	04/14/24	600,000	443,715
Zambia Government International Bond(1)	8.97	07/30/27	700,000	512,750
				176,959,066
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $178,085,321)				183,389,555

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount		Value
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, London	2.82	05/02/24	EUR	639	$684
Sumitomo Mitsui Trust Bank, London	4.67	05/01/24		$186,286	186,287
TOTAL TIME DEPOSITS (Cost - $186,971)					186,971
TOTAL SHORT-TERM INVESTMENTS (Cost - $186,971)					186,971

TOTAL INVESTMENTS – 98.3% (Cost - $202,437,952)					$207,384,811
OTHER ASSETS LESS LIABILITIES – 1.7%					3,532,453
NET ASSETS – 100.0%					$210,917,264

ZCP Indicates a zero coupon rate.

EUR Euro.

(1)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of April 30, 2024:

Country	Percent of Net Assets
Angola	1.3%
Argentina	3.1%
Azerbaijan	0.8%
Bahrain	3.4%
Bolivia	0.2%
Brazil	3.7%
British Virgin Islands	1.3%
Cayman Islands	3.6%
Chile	1.8%
China	1.7%
Colombia	2.3%
Costa Rica	0.7%
Dominican Republic	3.0%
Ecuador	1.9%
Egypt	2.8%
El Salvador	0.2%
Ethiopia	0.2%
Ghana	1.2%
Hong Kong	0.3%
Hungary	2.6%
India	1.3%
Indonesia	3.8%
Iraq	0.2%
Ivory Coast	0.6%
Jamaica	0.4%
Jordan	1.1%
Kazakhstan	0.7%
Kenya	1.1%
Kuwait	1.2%
Country	Percent of Net Assets
Lebanon	0.2%
Malaysia	1.8%
Mexico	4.0%
Morocco	0.9%
Nigeria	2.5%
Oman	3.6%
Pakistan	1.2%
Panama	1.4%
Paraguay	0.2%
Peru	1.9%
Philippines	2.8%
Poland	3.0%
Qatar	2.8%
Romania	3.1%
Saudi Arabia	3.7%
Senegal	0.3%
Serbia	0.5%
South Africa	3.1%
Sri Lanka	1.6%
Trinidad and Tobago	0.3%
Tunisia	0.3%
Turkey	5.9%
Ukraine	1.0%
United Arab Emirates	3.1%
Uruguay	1.5%
Venezuela	0.5%
Zambia	0.5%
Other*	1.8%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 101.3%
GOVERNMENT OBLIGATIONS – 99.5%
U.S. Treasury Bill	ZCP	05/02/24	$22,071,200	$22,067,962
U.S. Treasury Bill	ZCP	05/07/24	8,405,900	8,398,507
U.S. Treasury Bill	ZCP	05/09/24	18,912,600	18,890,418
U.S. Treasury Bill	ZCP	05/14/24	7,751,300	7,736,562
U.S. Treasury Bill	ZCP	05/16/24	11,359,000	11,334,052
U.S. Treasury Bill	ZCP	05/21/24	6,496,800	6,477,761
U.S. Treasury Bill	ZCP	05/23/24	4,614,800	4,599,924
U.S. Treasury Bill	ZCP	05/28/24	20,837,700	20,755,376
U.S. Treasury Bill	ZCP	05/30/24	18,781,200	18,701,367
U.S. Treasury Bill	ZCP	06/04/24	7,841,600	7,802,550
U.S. Treasury Bill	ZCP	06/06/24	20,701,600	20,592,339
U.S. Treasury Bill	ZCP	06/11/24	5,118,800	5,088,038
U.S. Treasury Bill	ZCP	06/13/24	17,717,400	17,605,854
U.S. Treasury Bill	ZCP	06/18/24	5,118,800	5,082,882
U.S. Treasury Bill	ZCP	06/20/24	18,667,800	18,531,152
U.S. Treasury Bill	ZCP	06/25/24	5,118,800	5,077,562
U.S. Treasury Bill	ZCP	06/27/24	19,607,700	19,444,176
U.S. Treasury Bill	ZCP	07/02/24	1,943,200	1,925,586
U.S. Treasury Bill	ZCP	07/05/24	7,564,300	7,492,504
U.S. Treasury Bill	ZCP	07/11/24	55,701,400	55,124,230
U.S. Treasury Bill	ZCP	07/18/24	2,529,700	2,500,913
U.S. Treasury Bill	ZCP	07/25/24	5,082,500	5,019,573
U.S. Treasury Bill	ZCP	08/01/24	5,000,000	4,933,012
U.S. Treasury Bill	ZCP	08/08/24	50,606,300	49,877,873
U.S. Treasury Bill	ZCP	08/29/24	4,428,200	4,351,050
U.S. Treasury Bill	ZCP	09/05/24	81,198,700	79,704,977
U.S. Treasury Bill	ZCP	10/03/24	85,508,200	83,604,203
U.S. Treasury Bill	ZCP	10/31/24	95,618,300	93,105,833
U.S. Treasury Bill	ZCP	11/29/24	95,800,400	92,925,278
U.S. Treasury Bill	ZCP	12/26/24	91,907,500	88,833,559
U.S. Treasury Bill	ZCP	01/23/25	97,205,100	93,617,250
U.S. Treasury Bill	ZCP	02/20/25	97,200,900	93,215,317
U.S. Treasury Bill	ZCP	03/20/25	99,758,600	95,279,106
U.S. Treasury Bill	ZCP	04/17/25	80,000,000	76,116,695
TOTAL GOVERNMENT OBLIGATIONS (Cost - $1,147,237,540)				1,145,813,441

TIME DEPOSITS – 1.8%
JP Morgan Chase, New York	4.67	05/01/24	20,247,438	20,247,438
TOTAL TIME DEPOSITS (Cost - $20,247,438)				20,247,438
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,167,484,978)				1,166,060,879

TOTAL INVESTMENTS – 101.3% (Cost - $1,167,484,978)				$1,166,060,879
OTHER ASSETS LESS LIABILITIES – (1.3)%				(14,924,380)
NET ASSETS – 100.0%				$1,151,136,499

ZCP Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	6.88	08/15/25	$619,600	$634,836
U.S. Treasury Note	0.25	05/31/25	7,655,100	7,256,347
U.S. Treasury Note	0.25	06/30/25	8,119,300	7,668,457
U.S. Treasury Note	0.25	07/31/25	8,290,100	7,798,685
U.S. Treasury Note	0.25	08/31/25	8,320,000	7,796,750
U.S. Treasury Note	0.25	09/30/25	8,957,000	8,361,500
U.S. Treasury Note	0.25	10/31/25	8,000,000	7,439,531
U.S. Treasury Note	0.38	04/30/25	7,803,500	7,437,863
U.S. Treasury Note	0.50	03/31/25	7,791,800	7,464,149
U.S. Treasury Note	0.75	11/15/24	11,009,500	10,742,864
U.S. Treasury Note	1.00	12/15/24	11,032,100	10,742,938
U.S. Treasury Note	1.13	01/15/25	10,903,200	10,589,520
U.S. Treasury Note	1.13	02/28/25	6,512,500	6,294,102
U.S. Treasury Note	1.38	01/31/25	6,179,500	6,002,322
U.S. Treasury Note	1.50	11/30/24	7,356,100	7,194,611
U.S. Treasury Note	1.50	02/15/25	10,068,800	9,770,473
U.S. Treasury Note	1.75	12/31/24	6,707,600	6,553,011
U.S. Treasury Note	1.75	03/15/25	10,197,300	9,894,369
U.S. Treasury Note	2.00	02/15/25	10,782,500	10,503,671
U.S. Treasury Note	2.00	08/15/25	9,687,400	9,307,472
U.S. Treasury Note	2.13	11/30/24	4,896,900	4,806,709
U.S. Treasury Note	2.13	05/15/25	9,981,800	9,670,064
U.S. Treasury Note	2.25	11/15/24	12,670,700	12,462,574
U.S. Treasury Note	2.25	12/31/24	5,230,200	5,126,311
U.S. Treasury Note	2.25	11/15/25	9,000,000	8,616,621
U.S. Treasury Note	2.50	01/31/25	5,552,400	5,439,075
U.S. Treasury Note	2.63	03/31/25	3,032,600	2,962,057
U.S. Treasury Note	2.63	04/15/25	9,539,100	9,307,889
U.S. Treasury Note	2.75	02/28/25	5,313,700	5,204,935
U.S. Treasury Note	2.75	05/15/25	8,347,100	8,138,260
U.S. Treasury Note	2.75	06/30/25	3,425,600	3,331,195
U.S. Treasury Note	2.75	08/31/25	4,037,600	3,912,056
U.S. Treasury Note	2.88	04/30/25	4,786,200	4,676,547
U.S. Treasury Note	2.88	05/31/25	4,437,100	4,327,126
U.S. Treasury Note	2.88	06/15/25	8,141,300	7,933,474
U.S. Treasury Note	2.88	07/31/25	3,450,600	3,354,226
U.S. Treasury Note	3.00	07/15/25	8,033,200	7,829,232
U.S. Treasury Note	3.00	09/30/25	3,537,500	3,433,379
U.S. Treasury Note	3.00	10/31/25	3,349,400	3,246,432
U.S. Treasury Note	3.13	08/15/25	7,320,800	7,135,063
U.S. Treasury Note	3.50	09/15/25	7,508,000	7,341,416
U.S. Treasury Note	3.88	03/31/25	8,834,300	8,726,632
U.S. Treasury Note	3.88	04/30/25	7,824,300	7,719,772
U.S. Treasury Note	4.13	01/31/25	8,892,400	8,816,328
U.S. Treasury Note	4.25	12/31/24	8,562,800	8,502,927
U.S. Treasury Note	4.25	05/31/25	7,315,100	7,238,234
U.S. Treasury Note	4.25	10/15/25	7,336,200	7,242,921

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	4.50	11/30/24	$8,619,400	$8,577,482
U.S. Treasury Note	4.50	11/15/25	5,500,000	5,447,041
U.S. Treasury Note	4.63	02/28/25	9,092,900	9,044,949
U.S. Treasury Note	4.63	06/30/25	7,821,600	7,769,201
U.S. Treasury Note	4.75	07/31/25	7,206,800	7,168,795
U.S. Treasury Note	4.88	11/30/25	8,000,000	7,967,031
U.S. Treasury Note	5.00	08/31/25	8,221,000	8,200,126
U.S. Treasury Note	5.00	09/30/25	8,664,800	8,643,477
U.S. Treasury Note	5.00	10/31/25	9,484,800	9,463,126
TOTAL GOVERNMENT OBLIGATIONS (Cost - $409,593,991)				408,236,154

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Skandinaviska Enskilda Banken, Stockholm	4.67	05/01/24	1,157,976	1,157,976
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,157,976)				1,157,976

TOTAL INVESTMENTS – 99.2% (Cost - $410,751,967)				$409,394,130
OTHER ASSETS LESS LIABILITIES – 0.8%				3,201,550
NET ASSETS – 100.0%				$412,595,680

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Bond	6.50	11/15/26	$104,500	$108,745
U.S. Treasury Bond	6.63	02/15/27	87,600	91,850
U.S. Treasury Note	0.25	05/31/25	934,500	885,822
U.S. Treasury Note	0.25	07/31/25	1,746,600	1,643,066
U.S. Treasury Note	0.25	08/31/25	1,328,000	1,244,481
U.S. Treasury Note	0.25	09/30/25	1,160,800	1,083,625
U.S. Treasury Note	0.25	10/31/25	1,855,100	1,725,134
U.S. Treasury Note	0.38	11/30/25	1,170,900	1,086,993
U.S. Treasury Note	0.38	12/31/25	1,834,800	1,697,226
U.S. Treasury Note	0.38	01/31/26	1,480,500	1,364,286
U.S. Treasury Note	0.50	02/28/26	1,329,400	1,224,009
U.S. Treasury Note	0.50	04/30/27	917,600	806,986
U.S. Treasury Note	0.50	05/31/27	850,000	744,978
U.S. Treasury Note	0.63	07/31/26	1,727,900	1,569,352
U.S. Treasury Note	0.63	03/31/27	704,400	624,137
U.S. Treasury Note	0.75	03/31/26	1,761,500	1,624,846
U.S. Treasury Note	0.75	04/30/26	1,724,400	1,585,337
U.S. Treasury Note	0.75	05/31/26	1,831,600	1,678,203
U.S. Treasury Note	0.75	08/31/26	1,994,500	1,810,866
U.S. Treasury Note	0.88	06/30/26	1,647,900	1,510,146
U.S. Treasury Note	0.88	09/30/26	1,813,500	1,647,239
U.S. Treasury Note	1.13	10/31/26	1,761,100	1,604,390
U.S. Treasury Note	1.13	02/28/27	451,800	407,396
U.S. Treasury Note	1.25	11/30/26	1,811,100	1,651,214
U.S. Treasury Note	1.25	12/31/26	1,927,900	1,753,786
U.S. Treasury Note	1.38	08/31/26	750,600	691,754
U.S. Treasury Note	1.50	08/15/26	1,763,900	1,631,883
U.S. Treasury Note	1.50	01/31/27	2,387,300	2,180,649
U.S. Treasury Note	1.63	02/15/26	1,585,200	1,491,946
U.S. Treasury Note	1.63	05/15/26	1,577,800	1,474,750
U.S. Treasury Note	1.63	09/30/26	556,700	515,078
U.S. Treasury Note	1.63	10/31/26	732,100	675,677
U.S. Treasury Note	1.63	11/30/26	745,400	686,350
U.S. Treasury Note	1.75	12/31/26	774,100	713,654
U.S. Treasury Note	1.88	06/30/26	680,500	637,464
U.S. Treasury Note	1.88	07/31/26	726,500	678,994
U.S. Treasury Note	1.88	02/28/27	1,747,800	1,609,751
U.S. Treasury Note	2.00	08/15/25	767,600	737,496
U.S. Treasury Note	2.00	11/15/26	1,597,300	1,486,550
U.S. Treasury Note	2.13	05/15/25	483,900	468,788
U.S. Treasury Note	2.13	05/31/26	1,043,800	984,801
U.S. Treasury Note	2.25	11/15/25	1,347,100	1,289,717
U.S. Treasury Note	2.25	03/31/26	688,500	653,833
U.S. Treasury Note	2.25	02/15/27	1,420,400	1,323,580
U.S. Treasury Note	2.38	04/30/26	286,400	272,086
U.S. Treasury Note	2.38	05/15/27	1,453,000	1,351,801

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.0% (Continued)
U.S. Treasury Note	2.50	02/28/26	$852,300	$814,163
U.S. Treasury Note	2.50	03/31/27	1,604,800	1,502,619
U.S. Treasury Note	2.63	12/31/25	498,200	478,544
U.S. Treasury Note	2.63	01/31/26	514,100	492,964
U.S. Treasury Note	2.63	05/31/27	1,325,600	1,241,455
U.S. Treasury Note	2.75	05/15/25	1,348,100	1,314,371
U.S. Treasury Note	2.75	06/30/25	126,800	123,305
U.S. Treasury Note	2.75	04/30/27	1,624,800	1,529,660
U.S. Treasury Note	2.88	05/31/25	514,100	501,358
U.S. Treasury Note	2.88	06/15/25	1,093,100	1,065,196
U.S. Treasury Note	2.88	11/30/25	182,700	176,484
U.S. Treasury Note	3.00	07/15/25	1,855,700	1,808,583
U.S. Treasury Note	3.13	08/15/25	1,751,200	1,706,770
U.S. Treasury Note	3.25	06/30/27	1,500,000	1,430,391
U.S. Treasury Note	3.50	09/15/25	973,700	952,096
U.S. Treasury Note	3.63	05/15/26	825,900	803,672
U.S. Treasury Note	3.75	04/15/26	1,848,700	1,804,577
U.S. Treasury Note	3.88	01/15/26	917,800	899,372
U.S. Treasury Note	4.00	12/15/25	1,054,900	1,036,316
U.S. Treasury Note	4.00	02/15/26	1,086,600	1,066,545
U.S. Treasury Note	4.00	01/15/27	1,554,600	1,519,075
U.S. Treasury Note	4.13	06/15/26	943,600	926,866
U.S. Treasury Note	4.13	02/15/27	1,624,800	1,592,367
U.S. Treasury Note	4.25	05/31/25	957,400	947,340
U.S. Treasury Note	4.25	10/15/25	1,793,700	1,770,893
U.S. Treasury Note	4.25	12/31/25	1,210,800	1,193,939
U.S. Treasury Note	4.25	01/31/26	317,000	312,555
U.S. Treasury Note	4.25	03/15/27	1,530,000	1,504,360
U.S. Treasury Note	4.38	08/15/26	1,389,700	1,371,460
U.S. Treasury Note	4.38	12/15/26	1,607,500	1,586,088
U.S. Treasury Note	4.50	11/15/25	644,600	638,393
U.S. Treasury Note	4.50	07/15/26	1,350,800	1,336,606
U.S. Treasury Note	4.50	04/15/27	1,400,000	1,385,945
U.S. Treasury Note	4.63	06/30/25	993,200	986,546
U.S. Treasury Note	4.63	03/15/26	1,058,900	1,050,607
U.S. Treasury Note	4.63	09/15/26	1,433,100	1,422,072
U.S. Treasury Note	4.63	10/15/26	1,428,300	1,417,588
U.S. Treasury Note	4.63	11/15/26	1,496,600	1,485,492
U.S. Treasury Note	4.88	11/30/25	1,210,800	1,205,810
U.S. Treasury Note	5.00	08/31/25	725,500	723,658
U.S. Treasury Note	5.00	09/30/25	1,171,300	1,168,417
U.S. Treasury Note	5.00	10/31/25	1,166,800	1,164,134
TOTAL GOVERNMENT OBLIGATIONS (Cost - $101,454,124)				100,189,367

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	4.67	05/01/24	$330,052	$330,052
TOTAL SHORT-TERM INVESTMENTS (Cost - $330,052)				330,052

TOTAL INVESTMENTS – 99.3% (Cost - $101,784,176)				$100,519,419
OTHER ASSETS LESS LIABILITIES – 0.7%				713,755
NET ASSETS – 100.0%				$101,233,174

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Note	0.38	07/31/27	$733,600	$635,911
U.S. Treasury Note	0.38	09/30/27	916,600	789,279
U.S. Treasury Note	0.50	04/30/27	596,400	524,506
U.S. Treasury Note	0.50	05/31/27	626,200	548,830
U.S. Treasury Note	0.50	06/30/27	541,800	473,440
U.S. Treasury Note	0.50	08/31/27	677,600	588,056
U.S. Treasury Note	0.50	10/31/27	926,600	798,722
U.S. Treasury Note	0.63	07/31/26	1,172,500	1,064,914
U.S. Treasury Note	0.63	03/31/27	421,100	373,118
U.S. Treasury Note	0.63	11/30/27	1,012,800	874,371
U.S. Treasury Note	0.63	12/31/27	1,080,000	929,306
U.S. Treasury Note	0.75	05/31/26	1,492,600	1,367,595
U.S. Treasury Note	0.75	08/31/26	1,298,500	1,178,947
U.S. Treasury Note	0.75	01/31/28	1,250,600	1,078,105
U.S. Treasury Note	0.88	06/30/26	1,293,100	1,185,005
U.S. Treasury Note	0.88	09/30/26	1,017,100	923,853
U.S. Treasury Note	1.13	10/31/26	927,200	844,694
U.S. Treasury Note	1.13	02/28/27	310,800	280,254
U.S. Treasury Note	1.13	02/29/28	1,016,600	887,103
U.S. Treasury Note	1.25	11/30/26	951,400	867,409
U.S. Treasury Note	1.25	12/31/26	1,034,200	940,799
U.S. Treasury Note	1.25	03/31/28	941,600	823,569
U.S. Treasury Note	1.25	04/30/28	726,800	634,048
U.S. Treasury Note	1.25	05/31/28	994,200	865,381
U.S. Treasury Note	1.25	06/30/28	900,000	781,313
U.S. Treasury Note	1.38	08/31/26	390,400	359,793
U.S. Treasury Note	1.50	08/15/26	370,000	342,308
U.S. Treasury Note	1.50	01/31/27	1,553,800	1,419,299
U.S. Treasury Note	1.63	09/30/26	313,100	289,691
U.S. Treasury Note	1.63	10/31/26	370,000	341,484
U.S. Treasury Note	1.63	11/30/26	325,000	299,254
U.S. Treasury Note	1.75	12/31/26	240,200	221,444
U.S. Treasury Note	1.88	07/31/26	401,700	375,433
U.S. Treasury Note	1.88	02/28/27	896,300	825,506
U.S. Treasury Note	2.00	11/15/26	852,300	793,205
U.S. Treasury Note	2.25	02/15/27	486,100	452,965
U.S. Treasury Note	2.25	08/15/27	927,200	854,762
U.S. Treasury Note	2.25	11/15/27	856,000	785,012
U.S. Treasury Note	2.38	05/15/27	650,000	604,729
U.S. Treasury Note	2.50	03/31/27	983,900	921,253
U.S. Treasury Note	2.63	05/31/27	903,800	846,430
U.S. Treasury Note	2.75	04/30/27	919,000	865,188
U.S. Treasury Note	2.75	07/31/27	850,900	797,652
U.S. Treasury Note	2.75	02/15/28	938,500	872,108
U.S. Treasury Note	2.88	05/15/28	823,600	766,495
U.S. Treasury Note	2.88	08/15/28	900,000	834,469
U.S. Treasury Note	3.13	08/31/27	788,200	747,004
U.S. Treasury Note	3.25	06/30/27	822,100	783,949

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	3.50	01/31/28	$801,700	$765,843
U.S. Treasury Note	3.50	04/30/28	780,800	744,534
U.S. Treasury Note	3.63	03/31/28	877,600	841,228
U.S. Treasury Note	3.63	05/31/28	601,600	576,079
U.S. Treasury Note	3.88	11/30/27	829,300	803,546
U.S. Treasury Note	3.88	12/31/27	821,500	795,732
U.S. Treasury Note	4.00	01/15/27	451,200	440,889
U.S. Treasury Note	4.00	02/29/28	821,600	798,653
U.S. Treasury Note	4.00	06/30/28	703,500	683,110
U.S. Treasury Note	4.13	02/15/27	500,000	490,020
U.S. Treasury Note	4.13	09/30/27	800,200	782,571
U.S. Treasury Note	4.13	10/31/27	728,700	712,133
U.S. Treasury Note	4.13	07/31/28	701,200	683,971
U.S. Treasury Note	4.25	03/15/27	504,700	496,242
U.S. Treasury Note	4.38	08/15/26	370,000	365,144
U.S. Treasury Note	4.38	12/15/26	929,100	916,724
U.S. Treasury Note	4.38	08/31/28	726,800	715,813
U.S. Treasury Note	4.50	07/15/26	746,000	738,161
U.S. Treasury Note	4.63	09/15/26	358,400	355,642
U.S. Treasury Note	4.63	10/15/26	702,500	697,231
U.S. Treasury Note	4.63	11/15/26	724,700	719,321
U.S. Treasury Note	4.63	09/30/28	807,500	803,052
U.S. Treasury Note	4.88	10/31/28	902,800	907,102
TOTAL GOVERNMENT OBLIGATIONS (Cost - $52,297,215)				51,490,702

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Citibank, New York	4.67	05/01/24	132,572	132,572
TOTAL SHORT-TERM INVESTMENTS (Cost - $132,572)				132,572

TOTAL INVESTMENTS – 99.2% (Cost - $52,429,787)				$51,623,274
OTHER ASSETS LESS LIABILITIES – 0.8%				438,319
NET ASSETS – 100.0%				$52,061,593

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Bond	5.25	02/15/29	$106,400	$108,748
U.S. Treasury Bond	5.38	02/15/31	479,800	501,091
U.S. Treasury Note	0.63	05/15/30	4,056,600	3,194,414
U.S. Treasury Note	0.63	08/15/30	4,500,000	3,509,824
U.S. Treasury Note	1.00	07/31/28	1,757,800	1,505,597
U.S. Treasury Note	1.13	08/31/28	1,536,400	1,319,864
U.S. Treasury Note	1.25	09/30/28	1,775,700	1,530,085
U.S. Treasury Note	1.38	10/31/28	1,655,300	1,431,123
U.S. Treasury Note	1.38	12/31/28	1,402,200	1,206,549
U.S. Treasury Note	1.50	11/30/28	1,604,400	1,392,130
U.S. Treasury Note	1.50	02/15/30	3,266,400	2,739,948
U.S. Treasury Note	1.63	08/15/29	1,555,800	1,334,767
U.S. Treasury Note	1.75	01/31/29	1,452,900	1,269,755
U.S. Treasury Note	1.75	11/15/29	1,832,700	1,575,979
U.S. Treasury Note	1.88	02/28/29	1,230,000	1,079,565
U.S. Treasury Note	2.38	03/31/29	1,127,300	1,011,576
U.S. Treasury Note	2.38	05/15/29	1,319,100	1,181,470
U.S. Treasury Note	2.63	02/15/29	1,473,100	1,340,809
U.S. Treasury Note	2.63	07/31/29	1,161,200	1,048,936
U.S. Treasury Note	2.75	05/31/29	1,246,700	1,136,299
U.S. Treasury Note	2.88	04/30/29	1,178,100	1,081,505
U.S. Treasury Note	3.13	11/15/28	1,514,500	1,414,697
U.S. Treasury Note	3.13	08/31/29	1,200,900	1,111,161
U.S. Treasury Note	3.25	06/30/29	958,300	893,765
U.S. Treasury Note	3.50	01/31/30	2,262,100	2,124,077
U.S. Treasury Note	3.50	04/30/30	1,823,300	1,708,560
U.S. Treasury Note	3.63	03/31/30	1,713,800	1,618,135
U.S. Treasury Note	3.75	12/31/28	1,642,700	1,575,195
U.S. Treasury Note	3.75	05/31/30	1,908,000	1,811,109
U.S. Treasury Note	3.75	06/30/30	2,032,400	1,928,001
U.S. Treasury Note	3.75	12/31/30	1,081,900	1,023,156
U.S. Treasury Note	3.88	09/30/29	1,026,600	985,215
U.S. Treasury Note	3.88	11/30/29	1,561,000	1,496,670
U.S. Treasury Note	3.88	12/31/29	1,981,200	1,898,392
U.S. Treasury Note	4.00	01/31/29	1,744,600	1,690,763
U.S. Treasury Note	4.00	10/31/29	1,420,000	1,370,577
U.S. Treasury Note	4.00	02/28/30	1,805,700	1,739,891
U.S. Treasury Note	4.00	07/31/30	2,201,100	2,116,323
U.S. Treasury Note	4.00	01/31/31	2,025,900	1,943,756
U.S. Treasury Note	4.13	03/31/29	1,891,600	1,842,537
U.S. Treasury Note	4.13	08/31/30	2,568,800	2,486,317
U.S. Treasury Note	4.13	03/31/31	1,783,200	1,722,878
U.S. Treasury Note	4.25	02/28/29	1,573,600	1,541,882
U.S. Treasury Note	4.25	02/28/31	2,025,900	1,972,878
U.S. Treasury Note	4.38	11/30/28	1,387,100	1,366,294
U.S. Treasury Note	4.38	11/30/30	2,902,200	2,847,104

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7% (Continued)
U.S. Treasury Note	4.63	04/30/29	$1,500,000	$1,494,317
U.S. Treasury Note	4.63	09/30/30	1,869,700	1,860,717
U.S. Treasury Note	4.63	04/30/31	1,500,000	1,493,320
U.S. Treasury Note	4.88	10/31/30	2,352,300	2,373,250
TOTAL GOVERNMENT OBLIGATIONS (Cost - $81,673,979)				79,950,971

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
JP Morgan Chase, New York	4.67	05/01/24	283,458	283,458
TOTAL SHORT-TERM INVESTMENTS (Cost - $283,458)				283,458

TOTAL INVESTMENTS – 99.1% (Cost - $81,957,437)				$80,234,429
OTHER ASSETS LESS LIABILITIES – 0.9%				692,930
NET ASSETS – 100.0%				$80,927,359

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.6%
U.S. Treasury Bond	4.50	02/15/36	$1,000,000	$996,094
U.S. Treasury Note	0.63	05/15/30	3,109,900	2,448,925
U.S. Treasury Note	0.63	08/15/30	3,017,600	2,353,610
U.S. Treasury Note	0.88	11/15/30	3,417,200	2,692,113
U.S. Treasury Note	1.13	02/15/31	3,321,800	2,647,059
U.S. Treasury Note	1.25	08/15/31	3,467,800	2,739,291
U.S. Treasury Note	1.38	11/15/31	4,059,800	3,211,682
U.S. Treasury Note	1.50	02/15/30	2,826,400	2,370,864
U.S. Treasury Note	1.63	08/15/29	12,300	10,553
U.S. Treasury Note	1.63	05/15/31	3,000,300	2,455,792
U.S. Treasury Note	1.75	11/15/29	1,074,800	924,244
U.S. Treasury Note	1.88	02/15/32	11,632,000	9,509,160
U.S. Treasury Note	2.75	08/15/32	12,393,200	10,749,165
U.S. Treasury Note	2.88	05/15/32	3,183,400	2,797,413
U.S. Treasury Note	3.38	05/15/33	13,094,900	11,836,562
U.S. Treasury Note	3.50	01/31/30	1,051,500	987,342
U.S. Treasury Note	3.50	04/30/30	1,048,600	982,612
U.S. Treasury Note	3.50	02/15/33	12,959,300	11,854,722
U.S. Treasury Note	3.63	03/31/30	992,400	937,004
U.S. Treasury Note	3.75	05/31/30	1,343,500	1,275,275
U.S. Treasury Note	3.75	06/30/30	1,136,800	1,078,406
U.S. Treasury Note	3.75	12/31/30	1,174,300	1,110,539
U.S. Treasury Note	3.88	12/31/29	11,700	11,211
U.S. Treasury Note	3.88	08/15/33	14,508,600	13,623,349
U.S. Treasury Note	4.00	02/28/30	1,023,300	986,005
U.S. Treasury Note	4.00	07/31/30	1,286,800	1,237,238
U.S. Treasury Note	4.00	01/31/31	1,075,200	1,031,604
U.S. Treasury Note	4.00	02/15/34	15,767,000	14,933,074
U.S. Treasury Note	4.13	08/31/30	1,074,800	1,040,289
U.S. Treasury Note	4.13	03/31/31	1,010,200	976,027
U.S. Treasury Note	4.13	11/15/32	6,126,700	5,883,068
U.S. Treasury Note	4.25	02/28/31	1,010,200	983,761
U.S. Treasury Note	4.38	11/30/30	1,402,000	1,375,384
U.S. Treasury Note	4.50	11/15/33	15,212,000	14,992,139
U.S. Treasury Note	4.63	09/30/30	1,075,900	1,070,731
U.S. Treasury Note	4.63	04/30/31	1,000,000	995,547
U.S. Treasury Note	4.88	10/31/30	232,000	234,066
TOTAL GOVERNMENT OBLIGATIONS (Cost - $138,365,023)				135,341,920

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	4.67	05/01/24	117,739	117,739
TOTAL SHORT-TERM INVESTMENTS (Cost - $117,739)				117,739

TOTAL INVESTMENTS – 98.7% (Cost - $138,482,762)				$135,459,659
OTHER ASSETS LESS LIABILITIES – 1.3%				1,820,887
NET ASSETS – 100.0%				$137,280,546

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.0%
U.S. Treasury Bond	1.13	05/15/40	$2,200,000	$1,295,938
U.S. Treasury Bond	1.38	11/15/40	3,000,000	1,818,984
U.S. Treasury Bond	1.88	02/15/41	4,876,900	3,206,562
U.S. Treasury Bond	2.00	11/15/41	3,000,000	1,983,047
U.S. Treasury Bond	2.25	05/15/41	5,348,300	3,728,350
U.S. Treasury Bond	2.38	02/15/42	3,920,700	2,750,922
U.S. Treasury Bond	2.75	08/15/42	1,064,800	788,617
U.S. Treasury Bond	2.75	11/15/42	1,237,700	913,191
U.S. Treasury Bond	2.88	05/15/43	2,273,900	1,703,116
U.S. Treasury Bond	3.00	05/15/42	1,879,000	1,452,408
U.S. Treasury Bond	3.13	11/15/41	836,500	663,907
U.S. Treasury Bond	3.13	02/15/42	1,937,000	1,532,046
U.S. Treasury Bond	3.13	02/15/43	1,762,300	1,377,072
U.S. Treasury Bond	3.25	05/15/42	4,531,600	3,640,857
U.S. Treasury Bond	3.38	08/15/42	3,900,800	3,183,114
U.S. Treasury Bond	3.38	05/15/44	1,445,400	1,162,418
U.S. Treasury Bond	3.50	02/15/39	488,100	425,372
U.S. Treasury Bond	3.63	08/15/43	2,546,600	2,137,353
U.S. Treasury Bond	3.63	02/15/44	2,167,300	1,813,590
U.S. Treasury Bond	3.75	08/15/41	1,245,200	1,084,491
U.S. Treasury Bond	3.75	11/15/43	1,499,300	1,279,325
U.S. Treasury Bond	3.88	08/15/40	1,846,200	1,651,484
U.S. Treasury Bond	3.88	02/15/43	4,106,600	3,589,425
U.S. Treasury Bond	3.88	05/15/43	3,132,800	2,732,879
U.S. Treasury Bond	4.00	11/15/42	4,014,800	3,578,504
U.S. Treasury Bond	4.25	05/15/39	1,182,600	1,119,405
U.S. Treasury Bond	4.25	11/15/40	1,533,400	1,433,489
U.S. Treasury Bond	4.38	02/15/38	689,600	669,127
U.S. Treasury Bond	4.38	11/15/39	562,500	537,979
U.S. Treasury Bond	4.38	05/15/40	1,360,300	1,296,748
U.S. Treasury Bond	4.38	08/15/43	3,293,700	3,077,294
U.S. Treasury Bond	4.50	02/15/36	431,200	429,516
U.S. Treasury Bond	4.50	05/15/38	752,200	737,802
U.S. Treasury Bond	4.50	08/15/39	1,163,500	1,130,867
U.S. Treasury Bond	4.50	02/15/44	369,500	350,823
U.S. Treasury Bond	4.63	02/15/40	1,292,600	1,270,484
U.S. Treasury Bond	4.75	02/15/41	1,146,600	1,137,553
U.S. Treasury Bond	4.75	11/15/43	3,521,900	3,455,864
U.S. Treasury Bond	5.00	05/15/37	523,800	543,115
U.S. Treasury Note	0.63	08/15/30	55,500	43,288
U.S. Treasury Note	0.88	11/15/30	4,220,100	3,324,648
U.S. Treasury Note	1.13	02/15/31	4,709,800	3,753,122
U.S. Treasury Note	1.25	08/15/31	5,894,000	4,655,800
U.S. Treasury Note	1.38	11/15/31	5,405,200	4,276,020
U.S. Treasury Note	1.63	05/15/31	5,372,400	4,397,393

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.0% (Continued)
U.S. Treasury Note	1.88	02/15/32	$5,350,500	$4,374,034
U.S. Treasury Note	2.75	08/15/32	5,262,400	4,564,310
U.S. Treasury Note	2.88	05/15/32	5,373,500	4,721,963
U.S. Treasury Note	3.38	05/15/33	4,432,500	4,006,564
U.S. Treasury Note	3.50	02/15/33	5,285,700	4,835,177
U.S. Treasury Note	3.88	08/15/33	5,611,200	5,268,829
U.S. Treasury Note	4.00	02/15/34	2,880,800	2,728,433
U.S. Treasury Note	4.13	11/15/32	4,690,900	4,504,363
U.S. Treasury Note	4.50	11/15/33	4,159,700	4,099,579
TOTAL GOVERNMENT OBLIGATIONS (Cost - $131,783,361)				126,236,561

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
JP Morgan Chase, New York	4.67	05/01/24	293,573	293,573
TOTAL SHORT-TERM INVESTMENTS (Cost - $293,573)				293,573

TOTAL INVESTMENTS – 98.2% (Cost - $132,076,934)				$126,530,134
OTHER ASSETS LESS LIABILITIES – 1.8%				2,276,401
NET ASSETS – 100.0%				$128,806,535

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bond	1.25	05/15/50	$1,749,000	$826,676
U.S. Treasury Bond	1.38	08/15/50	1,925,100	939,990
U.S. Treasury Bond	1.63	11/15/50	1,896,800	991,967
U.S. Treasury Bond	1.88	02/15/51	2,137,900	1,194,218
U.S. Treasury Bond	1.88	11/15/51	1,992,300	1,105,415
U.S. Treasury Bond	2.00	02/15/50	1,461,400	850,809
U.S. Treasury Bond	2.00	08/15/51	2,109,800	1,211,981
U.S. Treasury Bond	2.25	08/15/49	1,282,200	796,066
U.S. Treasury Bond	2.25	02/15/52	1,814,200	1,106,662
U.S. Treasury Bond	2.38	11/15/49	1,219,700	778,035
U.S. Treasury Bond	2.38	05/15/51	2,071,600	1,307,536
U.S. Treasury Bond	2.88	05/15/52	1,675,600	1,179,465
U.S. Treasury Bond	3.00	08/15/52	1,647,300	1,189,659
U.S. Treasury Bond	3.63	02/15/53	1,601,200	1,308,481
U.S. Treasury Bond	3.63	05/15/53	1,398,700	1,143,546
U.S. Treasury Bond	4.25	02/15/54	270,400	247,648
U.S. Treasury Bond	4.75	11/15/53	24,400	24,276
U.S. Treasury Strip	ZCP	02/15/44	98,500	37,605
U.S. Treasury Strip	ZCP	11/15/44	442,100	162,998
U.S. Treasury Strip	ZCP	02/15/45	339,500	123,612
U.S. Treasury Strip	ZCP	08/15/45	181,800	64,649
U.S. Treasury Strip	ZCP	02/15/46	927,900	322,282
U.S. Treasury Strip	ZCP	08/15/46	498,700	169,139
U.S. Treasury Strip	ZCP	05/15/47	246,000	80,575
U.S. Treasury Strip	ZCP	08/15/47	607,200	196,510
U.S. Treasury Strip	ZCP	11/15/47	910,600	291,552
U.S. Treasury Strip	ZCP	02/15/48	1,108,100	351,194
U.S. Treasury Strip	ZCP	08/15/48	1,255,700	389,537
U.S. Treasury Strip	ZCP	02/15/49	936,100	284,852
U.S. Treasury Strip	ZCP	05/15/49	1,818,600	548,422
U.S. Treasury Strip	ZCP	02/15/50	1,153,600	338,104
U.S. Treasury Strip	ZCP	05/15/50	1,222,000	356,003
U.S. Treasury Strip	ZCP	08/15/50	1,433,100	412,380
U.S. Treasury Strip	ZCP	11/15/50	1,595,000	454,108
U.S. Treasury Strip	ZCP	02/15/51	1,203,100	339,970
U.S. Treasury Strip	ZCP	05/15/51	1,004,100	280,815
U.S. Treasury Strip	ZCP	08/15/51	1,176,300	325,941
U.S. Treasury Strip	ZCP	11/15/51	1,394,600	383,243
U.S. Treasury Strip	ZCP	02/15/52	1,905,700	519,378
U.S. Treasury Strip	ZCP	08/15/52	1,856,000	497,495
U.S. Treasury Strip	ZCP	05/15/53	2,840,500	743,357
TOTAL GOVERNMENT OBLIGATIONS (Cost - $25,756,461)				23,876,151

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
JP Morgan Chase, New York	4.67	05/01/24	$102,256	$102,256
TOTAL SHORT-TERM INVESTMENTS (Cost - $102,256)				102,256

TOTAL INVESTMENTS – 98.8% (Cost - $25,858,717)				$23,978,407
OTHER ASSETS LESS LIABILITIES – 1.2%				284,238
NET ASSETS – 100.0%				$24,262,645

ZCP Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 7.8%
AIMCO CLO 2017-AA Class AR (CME Term SOFR 3 Month + 1.31%)(1),(2)	6.64	04/20 /34	$411,000	$411,100
Avis Budget Rental Car Funding AESOP LLC 2024-2A Class A(1)	5.13	10/20/28	250,000	245,996
CCG Receivables Trust 2023-2 Class A2(1)	6.28	04/14/32	100,000	100,770
CIFC Funding 2015-III Ltd 2015-3A Class AR (CME Term SOFR 3 Month + 1.13%)(1),(2)	6.46	04/19/29	214,469	215,333
CIFC Funding 2018-III Ltd 2018-3A Class A (CME Term SOFR 3 Month + 1.36%)(1),(2)	6.69	07/18/31	230,989	231,468
DB Master Finance LLC 2021-1A Class A2I(1)	2.05	11/20/51	293,250	266,491
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	195,500	169,695
Domino’s Pizza Master Issuer LLC 2021-1A Class A2I(1)	2.66	04/25/51	413,313	361,869
Goldentree Loan Management US Clo 10 Ltd 2021-10A Class A (CME Term SOFR 3 Month + 1.36%)(1),(2)	6.69	07/20/34	270,000	270,729
LCM XVIII LP 18A Class A1R (CME Term SOFR 3 Month + 1.28%)(1),(2)	6.61	04/20/31	341,767	342,109
NextGear Floorplan Master Owner Trust 2023-1A Class A2(1)	5.74	03/15/28	100,000	100,240
PFS Financing Corp 2022-D Class A(1)	4.27	08/15/27	100,000	98,231
Planet Fitness Master Issuer LLC 2022-1A Class A2I(1)	3.25	12/05/51	255,780	237,362
TCI-Flatiron CLO 2016-1 Ltd 2016-1A Class AR3 (CME Term SOFR 3 Month + 1.10%)(1),(2)	6.42	01/17/32	264,079	264,142
Tricon Residential 2023-SFR1 Trust 2023-SFR1 Class A(1)	5.10	07/17/40	99,908	97,330
Wendy’s Funding LLC 2019-1A Class A2I(1)	3.78	06/15/49	448,734	427,517
Wheels Fleet Lease Funding 1 LLC 2023-1A Class A(1)	5.80	04/18/38	300,000	299,876
TOTAL ASSET-BACKED SECURITIES (Cost - $4,152,973)				4,140,258

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.5%
BX Commercial Mortgage Trust 2021-VOLT Class A (CME Term SOFR 1 Month + 0.81%)(1),(2)	6.14	09/15/36	625,000	619,178
BX Trust 2022-CLS Class A(1)	5.76	10/13/27	221,000	217,442
BX Trust 2024-BIO Class A (CME Term SOFR 1 Month + 1.64%)(1),(2)	6.96	02/15/41	250,000	250,572
Citigroup Commercial Mortgage Trust 2016-GC37 Class A3	3.05	04/10/49	87,633	84,087
COMM Mortgage Trust 2015-CR23 Class A4	3.50	05/10/48	130,000	126,892
COMM Mortgage Trust 2015-LC19 Class A4	3.18	02/10/48	565,000	554,157
GS Mortgage Securities Corp II 2023-SHIP Class A(1),(2)	4.47	09/10/38	165,000	158,399
GS Mortgage Securities Trust 2016-GS2 Class A4	3.05	05/10/49	85,000	80,453
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 Class A4	3.73	05/15/48	323,000	313,230
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 Class A4	3.37	10/15/48	50,000	48,615
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 Class A4	3.72	12/15/49	393,000	372,353
Wells Fargo Commercial Mortgage Trust 2015-C31 Class A4	3.70	11/15/48	90,000	87,099
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,922,565)				2,912,477

CORPORATE BONDS – 23.6%
AIRLINES – 0.7%
Continental Airlines 2012-2 Class A Pass Through Trust	4.00	10/29/24	127,111	125,959
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.00	06/10/28	293,358	262,525
				388,484
APPAREL – 0.2%
William Carter Co.(1)	5.63	03/15/27	91,000	88,664

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 1.0%
Ford Motor Credit Co. LLC	2.70	08/10/26	$200,000	$185,743
General Motors Financial Co., Inc.	5.40	04/06/26	144,000	143,148
Hyundai Capital America(1)	5.50	03/30/26	202,000	200,810
				529,701
BANKS – 5.2%
Bank of America Corp.	5.08	01/20/27	183,000	181,132
Bank of New York Mellon Corp.(3)	4.70	-	262,000	256,622
Barclays PLC	5.83	05/09/27	200,000	199,342
Citigroup, Inc.	2.01	01/25/26	176,000	170,898
Depository Trust & Clearing Corp.(1),(3)	3.38	-	250,000	220,275
HSBC Holdings PLC	5.89	08/14/27	200,000	200,220
JPMorgan Chase & Co.	1.58	04/22/27	183,000	168,935
Morgan Stanley	0.99	12/10/26	164,000	151,909
Northern Trust Corp.(3)	4.60	-	296,000	284,765
PNC Financial Services Group, Inc.	5.81	06/12/26	84,000	84,036
Truist Financial Corp.	4.26	07/28/26	77,000	75,557
Truist Financial Corp.(3)	4.95	-	258,000	251,354
US Bancorp	5.73	10/21/26	113,000	112,991
Wells Fargo & Co.(3)	3.90	-	270,000	256,261
Wells Fargo & Co.	4.54	08/15/26	119,000	117,128
				2,731,425
COMMERCIAL SERVICES – 1.6%
Ashtead Capital, Inc.(1)	4.00	05/01/28	200,000	186,146
Brink’s Co.(1)	4.63	10/15/27	214,000	201,333
Element Fleet Management Corp.(1)	5.64	03/13/27	258,000	256,248
Triton Container International Ltd.(1)	2.05	04/15/26	221,000	203,712
				847,439
COMPUTERS – 0.6%
Genpact Luxembourg Sarl/Genpact USA, Inc.	1.75	04/10/26	164,000	152,361
Seagate HDD Cayman	4.75	01/01/25	89,000	88,203
Western Digital Corp.	4.75	02/15/26	90,000	87,648
				328,212
COSMETICS/PERSONAL CARE – 0.2%
Coty, Inc.(1)	5.00	04/15/26	91,000	89,334

DIVERSIFIED FINANCIAL SERVICES – 2.4%
American Express Co.(3)	3.55	-	198,000	181,148
American Express Co.	5.65	04/23/27	131,000	131,082
Aviation Capital Group LLC(1)	1.95	01/30/26	165,000	153,665
Capital One Financial Corp.	7.15	10/29/27	242,000	249,083
GGAM Finance Ltd.(1)	7.75	05/15/26	88,000	89,460
Navient Corp.	5.00	03/15/27	127,000	119,844
Navient Corp.	6.75	06/15/26	95,000	94,770
OneMain Finance Corp.	3.50	01/15/27	166,000	152,868
United Wholesale Mortgage LLC(1)	5.50	11/15/25	91,000	89,592
				1,261,512

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 0.4%
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	$218,000	$204,148

ENTERTAINMENT – 0.5%
Warnermedia Holdings, Inc.	3.76	03/15/27	271,000	255,417

ENVIRONMENTAL CONTROL – 0.2%
GFL Environmental, Inc.(1)	5.13	12/15/26	92,000	89,689

INSURANCE – 1.8%
Athene Global Funding(1)	1.73	10/02/26	284,000	257,020
F&G Global Funding(1)	1.75	06/30/26	254,000	230,224
MetLife, Inc.(3)	3.85	-	205,000	196,441
SBL Holdings, Inc.(1)	5.13	11/13/26	267,000	252,839
				936,524
INVESTMENT COMPANIES – 1.6%
Antares Holdings LP(1)	3.95	07/15/26	250,000	234,214
Barings BDC, Inc.	3.30	11/23/26	99,000	90,283
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	166,000	153,539
HPS Corporate Lending Fund(1)	6.75	01/30/29	126,000	124,328
Oaktree Specialty Lending Corp.	2.70	01/15/27	137,000	123,000
Sixth Street Lending Partners(1)	6.50	03/11/29	125,000	122,711
				848,075
IRON/STEEL – 0.2%
Mineral Resources Ltd.(1)	8.13	05/01/27	93,000	93,986

LEISURE TIME – 0.2%
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	91,000	89,329

MEDIA – 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	163,000	152,906
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	91,000	89,234
				242,140
MINING – 0.3%
Novelis Corp.(1)	3.25	11/15/26	191,000	178,784

OIL & GAS – 0.3%
Civitas Resources, Inc.(1)	5.00	10/15/26	95,000	91,973
Permian Resources Operating LLC(1)	7.75	02/15/26	86,000	86,849
				178,822
PACKAGING & CONTAINERS – 0.3%
Berry Global, Inc.(1)	4.50	02/15/26	170,000	165,354

PHARMACEUTICALS – 0.5%
CVS Pass-Through Trust(1)	5.77	01/10/33	75,929	74,458
CVS Pass-Through Trust(1)	5.93	01/10/34	180,508	173,721
				248,179
PIPELINES – 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	183,000	179,822
Buckeye Partners LP	3.95	12/01/26	98,000	92,345
New Fortress Energy, Inc.(1)	6.50	09/30/26	189,000	180,888
				453,055

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PRIVATE EQUITY – 0.5%
HAT Holdings I LLC/HAT Holdings II LLC(1)	6.00	04/15/25	$95,000	$94,603
Hercules Capital, Inc.	2.63	09/16/26	170,000	153,937
				248,540
REAL ESTATE INVESTMENT TRUSTS (REITS) – 2.0%
Boston Properties LP	2.75	10/01/26	305,000	282,391
EPR Properties	4.75	12/15/26	264,000	253,295
SBA Communications Corp.	3.88	02/15/27	98,000	92,194
Starwood Property Trust, Inc.(1)	4.38	01/15/27	175,000	162,232
VICI Properties LP	4.38	05/15/25	257,000	253,001
				1,043,113
RETAIL – 0.9%
Academy Ltd.(1)	6.00	11/15/27	91,000	89,050
Bath & Body Works, Inc.	6.69	01/15/27	161,000	162,152
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	92,000	88,344
Lithia Motors, Inc.(1)	4.63	12/15/27	161,000	151,936
				491,482
TELECOMMUNICATIONS – 0.3%
T-Mobile USA, Inc.	2.25	02/15/26	203,000	191,573

TRUCKING & LEASING – 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.(1)	1.70	06/15/26	278,000	255,315

TOTAL CORPORATE BONDS (Cost - $12,543,551)				12,478,296

MUNICIPAL BONDS – 61.3%
ALABAMA – 2.9%
Black Belt Energy Gas District, Revenue Bonds	4.00	10/01/52	825,000	824,326
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	4.00	06/01/29	700,000	694,652
				1,518,978
ARIZONA – 2.8%
Arizona Transportation Board, Revenue Bonds	5.00	07/01/25	430,000	437,812
Salt River Project Agricultural Improvement & Power District, Series A, Revenue Bonds	5.00	01/01/25	425,000	428,997
Town of Prescott Valley, Series A, Revenue Bonds	5.00	01/01/25	625,000	629,852
				1,496,661
CALIFORNIA – 1.2%
State of California, General Obligation	5.00	09/01/24	625,000	627,802

CONNECTICUT – 0.7%
City of New Haven, Series A, General Obligation	5.00	08/01/25	375,000	379,381

DELAWARE – 0.6%
State of Delaware, Series A, General Obligation	5.00	10/01/25	335,000	342,684

FLORIDA – 3.3%
County of Miami-Dade, Series A, General Obligation	5.00	07/01/28	175,000	180,525
Hillsborough County School Board, Certificate Participation	5.00	07/01/26	600,000	606,634
Pinellas County School Board, Series A, Certificate Participation	5.00	07/01/25	450,000	456,116

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FLORIDA – 3.3% (Continued)
School District of Broward County, General Obligation	5.00	07/01/26	$165,000	$170,680
School District of Broward County, Series B, Certificate Participation	5.00	07/01/30	325,000	328,618
				1,742,573
HAWAII – 0.4%
City & County of Honolulu, General Obligation	5.00	03/01/25	185,000	187,277

ILLINOIS – 12.4%
City of Chicago Waterworks Revenue, Series A-1, Revenue Bonds	5.00	11/01/30	325,000	335,523
City of Mount Vernon, General Obligation	4.00	12/15/27	905,000	915,145
Cook County School District No 81 Schiller Park, General Obligation	4.00	12/01/24	440,000	440,078
County of Cook Sales Tax Revenue, Series B, Revenue Bonds	5.00	11/15/25	925,000	945,979
DuPage County Community Unit School District No 200 Wheaton-Warrenville, General Obligation	5.00	10/01/25	815,000	828,947
Illinois Development Finance Authority, Revenue Bonds	ZCP	07/15/25	675,000	645,571
Metropolitan Water Reclamation District of Greater Chicago, Series A, General Obligation	5.00	12/01/28	625,000	647,731
Metropolitan Water Reclamation District of Greater Chicago, Series A, General Obligation	5.00	12/01/29	180,000	186,727
Peoria Public Building Commission, Revenue Bonds	4.00	12/01/26	350,000	351,999
State of Illinois, Series D, General Obligation	5.00	11/01/26	1,200,000	1,237,848
				6,535,548
INDIANA – 1.0%
Indiana Finance Authority, Series A, Revenue Bonds	5.00	07/01/28	520,000	537,777

KENTUCKY – 2.3%
Kentucky Public Energy Authority, Series C, Revenue Bonds	4.00	02/01/50	310,000	309,223
Kentucky Turnpike Authority, Series A, Revenue Bonds	5.00	07/01/25	550,000	559,046
Louisville/Jefferson County Metropolitan Government, Revenue Bonds	5.00	10/01/29	350,000	358,563
				1,226,832
MARYLAND – 0.8%
Maryland State Transportation Authority, Revenue Bonds	5.00	07/01/26	425,000	440,442

MASSACHUSETTS – 0.5%
City of Boston, Series A, General Obligation	5.00	04/01/25	240,000	243,549

MICHIGAN – 2.7%
City of Saginaw Water Supply System Revenue, Revenue Bonds	4.00	07/01/25	215,000	215,329
Michigan Finance Authority, Revenue Bonds	5.00	11/15/25	1,205,000	1,225,998
				1,441,327
MISSOURI – 1.7%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.00	10/01/25	875,000	889,249

NEVADA – 1.9%
County of Clark, Series A, General Obligation	5.00	07/01/27	155,000	157,450
State of Nevada, Series A, General Obligation	5.00	05/01/25	475,000	481,866
Washoe County School District, Series C, General Obligation	5.00	10/01/24	390,000	391,970
				1,031,286

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
NEW HAMPSHIRE – 1.4%
New Hampshire Municipal Bond Bank, Series B, Revenue Bonds	5.00	08/15/24	$745,000	$747,537

NEW JERSEY – 6.0%
New Jersey Economic Development Authority, Series A, Revenue Bonds	5.00	07/15/24	770,000	770,952
New Jersey Economic Development Authority, Series B, Revenue Bonds	5.00	06/15/24	400,000	400,371
New Jersey Health Care Facilities Financing Authority, Revenue Bonds	5.00	07/01/42	950,000	963,887
New Jersey Housing & Mortgage Finance Agency, Series K, Revenue Bonds	3.60	10/01/27	710,000	709,047
New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bonds	5.00	06/15/26	300,000	308,716
				3,152,973
NEW MEXICO – 0.3%
State of New Mexico Severance Tax Permanent Fund, Revenue Bonds	5.00	07/01/25	155,000	157,798

NEW YORK – 4.4%
New York City Housing Development Corp., Revenue Bonds	3.63	11/01/63	1,000,000	994,534
New York City Municipal Water Finance Authority, Series FF, Revenue Bonds	5.00	06/15/28	265,000	269,220
New York City Transitional Finance Authority Future Tax Secured Revenue, Series F-3, Revenue Bonds	5.00	02/01/29	1,055,000	1,079,727
				2,343,481
PENNSYLVANIA – 5.8%
City of Philadelphia Airport Revenue, Series A, Revenue Bonds	5.00	07/01/24	200,000	200,269
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds	5.00	10/01/26	700,000	726,335
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Revenue Bonds	5.00	12/01/28	500,000	519,831
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Revenue Bonds	5.00	02/01/27	475,000	495,048
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Series B, Revenue Bonds	4.00	02/01/26	1,100,000	1,109,925
				3,051,408
RHODE ISLAND – 0.5%
Rhode Island Commerce Corp., Series B, Revenue Bonds	5.00	06/15/27	250,000	258,226

TENNESSEE – 0.9%
Tennergy Corp., Series A, Revenue Bonds	5.00	02/01/50	450,000	451,835

TEXAS – 2.3%
City of College Station, General Obligation	5.00	02/15/26	155,000	159,411
City of Dallas Hotel Occupancy Tax Revenue, Revenue Bonds	4.00	08/15/28	550,000	550,409
Klein Independent School District, General Obligation	5.00	08/01/25	185,000	188,427
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/25	165,000	167,386
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series A, Revenue Bonds	5.00	11/01/27	165,000	171,294
				1,236,927
VIRGINIA – 0.4%
Virginia Commonwealth Transportation Board, Revenue Bonds	5.00	05/15/25	185,000	187,902

WASHINGTON – 0.3%
Energy Northwest, Revenue Bonds	5.00	07/01/25	175,000	178,019

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WEST VIRGINIA – 2.1%
West Virginia Housing Development Fund, Series A, Revenue Bonds	3.25	11/01/27	$1,100,000	$1,094,564

WISCONSIN – 1.7%
State of Wisconsin, Series 1, General Obligation	5.00	11/01/25	750,000	761,093
State of Wisconsin, Series 2021-2, General Obligation	5.00	05/01/25	120,000	121,841
				882,934
TOTAL MUNICIPAL BONDS (Cost - $32,526,677)				32,384,970

SHORT-TERM INVESTMENTS – 5.3%
TIME DEPOSITS – 5.3%
JP Morgan Chase, New York	4.67	05/01/24	2,801,555	2,801,555
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,801,555)				2,801,555

TOTAL INVESTMENTS – 103.5% (Cost - $54,947,321)				$54,717,556
OTHER ASSETS LESS LIABILITIES – (3.5)%				(1,857,642)
NET ASSETS – 100.0%				$52,859,914

SOFR Secured Overnight Financing Rate

ZCP Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2024, amounts to $11,232,584 and represents 21.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2024.
(3)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
ASSETS:
Investments in securities, at value	$61,580,156	$34,461,657	$30,503,298	$44,316,405	$67,540,022
Cash	5,001	-	-	-	-
Receivable for investments sold	601,909	805,907	295,697	928,279	167,894
Receivable for shares created	-	-	-	-	7,764,220
Interest income receivable	988,210	617,704	465,332	704,907	1,210,795
TOTAL ASSETS	63,175,276	35,885,268	31,264,327	45,949,591	76,682,931
LIABILITIES:
Payable for investments purchased	1,394,683	1,150,926	637,233	1,947,247	10,693,117
Management fees payable (Note 3)	32,133	19,208	12,375	23,490	22,056
TOTAL LIABILITIES	1,426,816	1,170,134	649,608	1,970,737	10,715,173
NET ASSETS	$61,748,460	$34,715,134	$30,614,719	$43,978,854	$65,967,758

COMPONENTS OF NET ASSETS
Paid-in capital	61,206,705	35,808,933	31,015,316	43,253,122	65,727,408
Total distributable earnings/(accumulated loss)	541,755	(1,093,799)	(400,597)	725,732	240,350
NET ASSETS	$61,748,460	$34,715,134	$30,614,719	$43,978,854	$65,967,758

Shares outstanding	1,650,000	1,050,000	900,000	1,200,000	1,702,500
Net asset value, offering and redemption price per share	$37.42	$33.06	$34.02	$36.65	$38.75
Investment in securities, at cost	$61,247,890	$35,250,420	$30,484,587	$43,615,091	$67,403,987

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2024 (Unaudited)

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx USD High Yield Bond Sector Rotation ETF		BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF
ASSETS:
Investments in securities, at value	$45,734,831	$11,019,870	$39,295,311	(a)	$56,998,521	$13,666,450
Receivable for investments sold	1,061,969	418,004	-		1,389,702	276,295
Interest income receivable	755,410	157,624	-		855,535	228,220
Due from the Adviser	-	-	107,655		-	-
TOTAL ASSETS	47,552,210	11,595,498	39,402,966		59,243,758	14,170,965
LIABILITIES:
Due to custodian	-	-	3,708		-	-
Payable for investments purchased	1,476,006	483,519	-		1,874,296	548,498
Management fees payable (Note 3)	20,879	6,533	42,708		18,545	6,850
Administration fees payable (Note 3)	-	-	4,344		-	-
Legal fees payable	-	-	18,598		-	-
Trustees’ fees payable (Note 3)	-	-	2,113		-	-
Transfer Agent fees payable	-	-	2,486		-	-
Other accrued expenses payable	-	-	62,008		-	-
TOTAL LIABILITIES	1,496,885	490,052	135,965		1,892,841	555,348
NET ASSETS	$46,055,325	$11,105,446	$39,267,001		$57,350,917	$13,615,617

COMPONENTS OF NET ASSETS
Paid-in capital	45,627,072	11,186,387	98,317,979		57,884,111	13,819,684
Total distributable earnings/(accumulated loss)	428,253	(80,941)	(59,050,978)		(533,194)	(204,067)
NET ASSETS	$46,055,325	$11,105,446	$39,267,001		$57,350,917	$13,615,617

Shares outstanding	1,250,000	300,000	2,660,000		1,450,000	350,000
Net asset value, offering and redemption price per share	$36.84	$37.02	$14.76		$39.55	$38.90
Investment in securities, at cost	$45,567,772	$11,044,426	$39,152,169	(a)	$57,015,718	$13,605,478

(a)	For the BondBloxx USD High Yield Bond Sector Rotation ETF, $39,246,678 (cost $39,103,536) is invested in affiliated investment companies of the BondBloxx ETF Trust.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2024 (Unaudited)

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	BondBloxx BBB Rated 10+ Year Corporate Bond ETF	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
ASSETS:
Investments in securities, at value	$54,430,569	$2,470,630	$4,848,651	$4,666,624	$207,384,811
Receivable for investments sold	772,716	97,066	139,730	103,996	4,250,716
Interest income receivable	1,146,019	28,337	58,239	68,609	2,365,637
TOTAL ASSETS	56,349,304	2,596,033	5,046,620	4,839,229	214,001,164
LIABILITIES:
Due to custodian	-	-	-	-	7,530
Payable for investments purchased	3,301,739	112,381	150,794	109,072	2,978,110
Management fees payable (Note 3)	29,174	491	871	850	98,260
TOTAL LIABILITIES	3,330,913	112,872	151,665	109,922	3,083,900
NET ASSETS	$53,018,391	$2,483,161	$4,894,955	$4,729,307	$210,917,264

COMPONENTS OF NET ASSETS
Paid-in capital	53,548,156	2,507,400	5,013,735	4,922,450	205,007,905
Total distributable earnings/(accumulated loss)	(529,765)	(24,239)	(118,780)	(193,143)	5,909,359
NET ASSETS	$53,018,391	$2,483,161	$4,894,955	$4,729,307	$210,917,264

Shares outstanding	1,400,000	50,000	100,000	100,000	5,150,000
Net asset value, offering and redemption price per share	$37.87	$49.66	$48.95	$47.29	$40.95
Investment in securities, at cost	$54,949,006	$2,503,394	$4,983,222	$4,879,920	$202,437,952

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2024 (Unaudited)

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
ASSETS:
Investments in securities, at value	$1,166,060,879	$409,394,130	$100,519,419	$51,623,274	$80,234,429
Receivable for investments sold	75,447,792	32,444,827	4,179,851	2,881,761	8,104,956
Interest income receivable	-	2,591,187	618,686	282,384	560,179
TOTAL ASSETS	1,241,508,671	444,430,144	105,317,956	54,787,419	88,899,564
LIABILITIES:
Payable for investments purchased	90,316,135	31,809,086	4,076,526	2,722,219	7,967,004
Management fees payable (Note 3)	56,037	25,378	8,256	3,607	5,201
TOTAL LIABILITIES	90,372,172	31,834,464	4,084,782	2,725,826	7,972,205
NET ASSETS	$1,151,136,499	$412,595,680	$101,233,174	$52,061,593	$80,927,359

COMPONENTS OF NET ASSETS
Paid-in capital	1,148,261,542	414,364,237	103,000,888	53,205,807	83,606,290
Total distributable earnings/(accumulated loss)	2,874,957	(1,768,557)	(1,767,714)	(1,144,214)	(2,678,931)
NET ASSETS	$1,151,136,499	$412,595,680	$101,233,174	$52,061,593	$80,927,359

Shares outstanding	22,910,000	8,340,000	2,080,000	1,080,000	1,710,000
Net asset value, offering and redemption price per share	$50.25	$49.47	$48.67	$48.21	$47.33
Investment in securities, at cost	$1,167,484,978	$410,751,967	$101,784,176	$52,429,787	$81,957,437

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2024 (Unaudited)

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	BondBloxx IR+M Tax-Aware Short Duration ETF
ASSETS:
Investments in securities, at value	$135,459,659	$126,530,134	$23,978,407	$54,717,556
Receivable for investments sold	10,840,084	6,986,649	5,757,342	-
Receivable for shares created	-	1,337,091	-	-
Interest income receivable	1,399,435	1,506,840	191,997	587,185
TOTAL ASSETS	147,699,178	136,360,714	29,927,746	55,304,741
LIABILITIES:
Payable for investments purchased	10,409,791	7,541,541	5,659,588	2,431,987
Management fees payable (Note 3)	8,841	12,638	5,513	12,840
TOTAL LIABILITIES	10,418,632	7,554,179	5,665,101	2,444,827
NET ASSETS	$137,280,546	$128,806,535	$24,262,645	$52,859,914

COMPONENTS OF NET ASSETS
Paid-in capital	141,045,872	135,278,045	29,569,072	52,943,043
Total distributable earnings/(accumulated loss)	(3,765,326)	(6,471,510)	(5,306,427)	(83,129)
NET ASSETS	$137,280,546	$128,806,535	$24,262,645	$52,859,914

Shares outstanding	2,990,000	2,890,000	620,000	1,060,000
Net asset value, offering and redemption price per share	$45.91	$44.57	$39.13	$49.87
Investment in securities, at cost	$138,482,762	$132,076,934	$25,858,717	$54,947,321

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations

For the Period Ended April 30, 2024 (Unaudited)

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
INVESTMENT INCOME:
Interest income	$1,925,787	$1,483,810	$663,964	$1,462,261	$1,048,681
Total income	1,925,787	1,483,810	663,964	1,462,261	1,048,681
EXPENSES:
Management fees (Note 3)	87,047	55,644	28,671	63,701	48,873
Total Expenses	87,047	55,644	28,671	63,701	48,873
NET INVESTMENT INCOME/(LOSS)	1,838,740	1,428,166	635,293	1,398,560	999,808

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(62,869)	(465,806)	(13,518)	(19,567)	(32,911)
Net realized gain/(loss)	(62,869)	(465,806)	(13,518)	(19,567)	(32,911)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	2,073,866	650,456	836,180	1,654,462	624,644
Change in unrealized appreciation/(depreciation)	2,073,866	650,456	836,180	1,654,462	624,644
Net Realized and Unrealized Gain/(Loss) on Investments	2,010,997	184,650	822,662	1,634,895	591,733
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,849,737	$1,612,816	$1,457,955	$3,033,455	$1,591,541

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2024 (Unaudited)

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx USD High Yield Bond Sector Rotation ETF	BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF
INVESTMENT INCOME:
Interest income	$1,140,027	$392,378	$12,619	$1,794,149	$570,556
Affiliated dividend income	-	-	1,243,080	-	-
Total income	1,140,027	392,378	1,255,699	1,794,149	570,556
EXPENSES:
Management fees (Note 3)	52,074	19,440	134,982	53,655	20,378
Administration fees (Note 3)	-	-	11,080	-	-
Audit fess	-	-	9,199	-	-
Legal fees	-	-	14,919	-	-
Pricing fees	-	-	420	-	-
Custodian fees	-	-	5,843	-	-
Transfer agent fees	-	-	2,486	-	-
Shareholder reporting fees	-	-	2,238	-	-
Other expenses	-	-	2,486	-	-
Total Expenses	52,074	19,440	183,653	53,655	20,378
Fee waiver and expense reimbursement	-	-	(149,834)	-	-
Net Expenses	52,074	19,440	33,819	53,655	20,378
NET INVESTMENT INCOME/(LOSS)	1,087,953	372,938	1,221,880	1,740,494	550,178

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Unaffiliated investments in securities	116,733	(41,992)	-	(85,325)	(113,473)
Affiliated investments in securities	-	-	85,011	-	-
Net realized gain/(loss)	116,733	(41,992)	85,011	(85,325)	(113,473)
Change in unrealized appreciation/(depreciation) on:
Unaffiliated investments in securities	879,270	507,530	-	2,395,306	676,471
Affiliated investments in securities	-	-	936,772	-	-
Change in unrealized appreciation/(depreciation)	879,270	507,530	936,772	2,395,306	676,471
Net Realized and Unrealized Gain/(Loss) on Investments	996,003	465,538	1,021,783	2,309,981	562,998
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,083,956	$838,476	$2,243,663	$4,050,475	$1,113,176

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2024 (Unaudited)

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF(1)	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF(1)	BondBloxx BBB Rated 10+ Year Corporate Bond ETF(1)	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
INVESTMENT INCOME:
Interest income	$2,297,908	$34,658	$54,640	$66,742	$6,542,097
Total income	2,297,908	34,658	54,640	66,742	6,542,097
EXPENSES:
Management fees (Note 3)	72,908	1,272	1,949	2,183	289,001
Total Expenses	72,908	1,272	1,949	2,183	289,001
NET INVESTMENT INCOME/(LOSS)	2,225,000	33,386	52,691	64,559	6,253,096

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(264,736)	(1,815)	(5,286)	(2,378)	943,383
Foreign currency transactions	-	-	-	-	8
Net realized gain/(loss)	(264,736)	(1,815)	(5,286)	(2,378)	943,391
Change in unrealized appreciation/(depreciation) on:
Investments in securities	600,921	(32,764)	(134,571)	(213,296)	10,397,547
Foreign currency transactions	-	-	-	-	3
Change in unrealized appreciation/(depreciation)	600,921	(32,764)	(134,571)	(213,296)	10,397,550
Net Realized and Unrealized Gain/(Loss) on Investments	336,185	(34,579)	(139,857)	(215,674)	11,340,941
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,561,185	$(1,193)	$(87,166)	$(151,115)	$17,594,037

(1)	Fund commenced operations on January 22, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2024 (Unaudited)

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
INVESTMENT INCOME:
Interest income	$28,853,725	$13,379,749	$2,228,319	$907,654	$1,140,728
Total income	28,853,725	13,379,749	2,228,319	907,654	1,140,728
EXPENSES:
Management fees (Note 3)	165,238	74,129	24,398	9,950	13,925
Total Expenses	165,238	74,129	24,398	9,950	13,925
NET INVESTMENT INCOME/(LOSS)	28,688,487	13,305,620	2,203,921	897,704	1,126,803

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	292,000	(632,787)	(129,021)	(129,802)	(457,183)
Net realized gain/(loss)	292,000	(632,787)	(129,021)	(129,802)	(457,183)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(997,791)	(78,010)	(34,669)	(229,891)	(192,001)
Change in unrealized appreciation/(depreciation)	(997,791)	(78,010)	(34,669)	(229,891)	(192,001)
Net Realized and Unrealized Gain/(Loss) on Investments	(705,791)	(710,797)	(163,690)	(359,693)	(649,184)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$27,982,696	$12,594,823	$2,040,231	$538,011	$477,619

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2024 (Unaudited)

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	BondBloxx IR+M Tax-Aware Short Duration ETF(2)
INVESTMENT INCOME:
Interest income	$1,946,088	$1,992,704	$599,490	$180,611
Total income	1,946,088	1,992,704	599,490	180,611
EXPENSES:
Management fees (Note 3)	22,557	34,634	16,887	16,017
Total Expenses	22,557	34,634	16,887	16,017
NET INVESTMENT INCOME/(LOSS)	1,923,531	1,958,070	582,603	164,594

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(626,601)	36,183	(1,027,954)	(17,958)
Net realized gain/(loss)	(626,601)	36,183	(1,027,954)	(17,958)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(856,126)	(2,438,385)	3,054,202	(229,765)
Change in unrealized appreciation/(depreciation)	(856,126)	(2,438,385)	3,054,202	(229,765)
Net Realized and Unrealized Gain/(Loss) on Investments	(1,482,727)	(2,402,202)	2,026,248	(247,723)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$440,804	$(444,132)	$2,608,851	$(83,129)

(2)	Fund commenced operations on March 12, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets

	BondBloxx USD High Yield Bond Industrial Sector ETF		BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$1,838,740	$1,295,469	$1,428,166	$985,587
Net realized gain/(loss) on investments	(62,869)	(262,560)	(465,806)	(285,345)
Net change in unrealized appreciation/(depreciation) on investments	2,073,866	(1,326,269)	650,456	(950,315)
Net increase/(decrease) in net assets resulting from operations	3,849,737	(293,360)	1,612,816	(250,073)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,754,491)	(1,039,987)	(1,402,685)	(773,573)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	18,808,760	42,210,745	5,110,230	28,696,710
Cost of shares redeemed	-	(3,607,670)	-	(1,757,155)
Net increase/(decrease) in net assets from capital transactions	18,808,760	38,603,075	5,110,230	26,939,555
Increase/(decrease) in net assets	20,904,006	37,269,728	5,320,361	25,915,909

NET ASSETS:
Beginning of period	40,844,454	3,574,726	29,394,773	3,478,864
End of period	$61,748,460	$40,844,454	$34,715,134	$29,394,773

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,150,000	100,000	900,000	100,000
Shares sold	500,000	1,150,000	150,000	850,000
Shares redeemed	-	(100,000)	-	(50,000)
Shares outstanding, end of period	1,650,000	1,150,000	1,050,000	900,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Healthcare Sector ETF		BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$635,293	$475,101	$1,398,560	$873,684
Net realized gain/(loss) on investments	(13,518)	(630,266)	(19,567)	(342,114)
Net change in unrealized appreciation/(depreciation) on investments	836,180	6,287	1,654,462	(504,288)
Net increase/(decrease) in net assets resulting from operations	1,457,955	(148,878)	3,033,455	27,282

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(533,191)	(462,631)	(1,313,995)	(689,760)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	18,701,510	9,936,130	12,853,740	28,367,350
Cost of shares redeemed	-	(6,495,240)	-	(1,798,040)
Net increase/(decrease) in net assets from capital transactions	18,701,510	3,440,890	12,853,740	26,569,310
Increase/(decrease) in net assets	19,626,274	2,829,381	14,573,200	25,906,832

NET ASSETS:
Beginning of period	10,988,445	8,159,064	29,405,654	3,498,822
End of period	$30,614,719	$10,988,445	$43,978,854	$29,405,654

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	350,000	250,000	850,000	100,000
Shares sold	550,000	300,000	350,000	800,000
Shares redeemed	-	(200,000)	-	(50,000)
Shares outstanding, end of period	900,000	350,000	1,200,000	850,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Energy Sector ETF		BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$999,808	$690,177	$1,087,953	$927,686
Net realized gain/(loss) on investments	(32,911)	(286,942)	116,733	(578,968)
Net change in unrealized appreciation/(depreciation) on investments	624,644	(86,272)	879,270	110,662
Net increase/(decrease) in net assets resulting from operations	1,591,541	316,963	2,083,956	459,380

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(807,491)	(606,084)	(973,508)	(826,902)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	44,668,620	20,703,110	25,935,930	21,363,810
Cost of shares redeemed	-	(7,414,975)	(3,706,429)	(5,206,265)
Net increase/(decrease) in net assets from capital transactions	44,668,620	13,288,135	22,229,501	16,157,545
Increase/(decrease) in net assets	45,452,670	12,999,014	23,339,949	15,790,023

NET ASSETS:
Beginning of period	20,515,088	7,516,074	22,715,376	6,925,353
End of period	$65,967,758	$20,515,088	$46,055,325	$22,715,376

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	552,500	202,500	650,000	200,000
Shares sold	1,150,000	550,000	700,000	600,000
Shares redeemed	-	(200,000)	(100,000)	(150,000)
Shares outstanding, end of period	1,702,500	552,500	1,250,000	650,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF		BondBloxx USD High Yield Bond Sector Rotation ETF(1)
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Period Ended October 31, 2023(2)	For the Year Ended June 30, 2023
OPERATIONS:
Net investment income/(loss)	$372,938	$375,069	$1,221,880	$584,020	$2,101,410
Net realized gain/(loss) on investments	(41,992)	(360,001)	85,011	(515,545)	(2,145,701)
Net change in unrealized appreciation/(depreciation) on investments	507,530	64,831	936,772	(429,061)	2,220,850
Net increase/(decrease) in net assets resulting from operations	838,476	79,899	2,243,663	(360,586)	2,176,559

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(375,651)	(339,571)	(1,274,661)	(533,623)	(2,101,410)
Return of capital	-	-	-	-	(60,985)
Total distributions	(375,651)	(339,571)	(1,274,661)	(533,623)	(2,162,395)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	-	9,148,635	9,730,217	4,410,006	26,591,706
Cost of shares redeemed	-	(3,594,970)	-	(1,268,145)	(34,058,196)
Net increase/(decrease) in net assets from capital transactions	-	5,553,665	9,730,217	3,141,861	(7,466,490)
Increase/(decrease) in net assets	462,825	5,293,993	10,699,219	2,247,652	(7,452,326)

NET ASSETS:
Beginning of period	10,642,621	5,348,628	28,567,782	26,320,130	33,772,456
End of period	$11,105,446	$10,642,621	$39,267,001	$28,567,782	$26,320,130

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	300,000	150,000	2,010,000	1,800,000	2,300,000
Shares sold	-	250,000	650,000	300,000	1,800,000
Shares redeemed	-	(100,000)	-	(90,000)	(2,300,000)
Shares outstanding, end of period	300,000	300,000	2,660,000	2,010,000	1,800,000

(1)	The Fund acquired the assets and liabilities of the Predecessor ETF, a series of the NexPoint Funds I at the close of business on September 15, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor ETF. Financial information above for the periods prior to September 16, 2023, reflect the performance of the Predecessor ETF.
(2)	Fiscal year end changed from June 30, 2023 to October 31, 2023.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx BB Rated USD High Yield Corporate Bond ETF		BondBloxx B Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$1,740,494	$2,999,857	$550,178	$961,330
Net realized gain/(loss) on investments	(85,325)	(839,618)	(113,473)	(201,007)
Net change in unrealized appreciation/(depreciation) on investments	2,395,306	(515,770)	676,471	(194,628)
Net increase/(decrease) in net assets resulting from operations	4,050,475	1,644,469	1,113,176	565,695

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,729,870)	(2,930,252)	(550,767)	(948,646)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	5,955,535	17,507,495	-	1,919,410
Cost of shares redeemed	-	(9,528,265)	-	-
Net increase/(decrease) in net assets from capital transactions	5,955,535	7,979,230	-	1,919,410
Increase/(decrease) in net assets	8,276,140	6,693,447	562,409	1,536,459

NET ASSETS:
Beginning of period	49,074,777	42,381,330	13,053,208	11,516,749
End of period	$57,350,917	$49,074,777	$13,615,617	$13,053,208

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,300,000	1,100,000	350,000	300,000
Shares sold	150,000	450,000	-	50,000
Shares redeemed	-	(250,000)	-	-
Shares outstanding, end of period	1,450,000	1,300,000	350,000	350,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF		BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	BondBloxx BBB Rated 10+ Year Corporate Bond ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024 (Unaudited)(3)	For the Period Ended April 30, 2024 (Unaudited)(3)	For the Period Ended April 30, 2024 (Unaudited)(3)
OPERATIONS:
Net investment income/(loss)	$2,225,000	$1,229,308	$33,386	$52,691	$64,559
Net realized gain/(loss) on investments	(264,736)	(375,809)	(1,815)	(5,286)	(2,378)
Net change in unrealized appreciation/(depreciation) on investments	600,921	(458,130)	(32,764)	(134,571)	(213,296)
Net increase/(decrease) in net assets resulting from operations	2,561,185	395,369	(1,193)	(87,166)	(151,115)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,822,138)	(1,187,914)	(23,046)	(31,614)	(42,028)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	38,269,460	12,914,935	2,507,400	5,013,735	4,922,450
Cost of shares redeemed	(5,670,525)	(3,690,915)	-	-	-
Net increase/(decrease) in net assets from capital transactions	32,598,935	9,224,020	2,507,400	5,013,735	4,922,450
Increase/(decrease) in net assets	33,337,982	8,431,475	2,483,161	4,894,955	4,729,307

NET ASSETS:
Beginning of period	19,680,409	11,248,934	-	-	-
End of period	$53,018,391	$19,680,409	$2,483,161	$4,894,955	$4,729,307

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	550,000	300,000	-	-	-
Shares sold	1,000,000	350,000	50,000	100,000	100,000
Shares redeemed	(150,000)	(100,000)	-	-	-
Shares outstanding, end of period	1,400,000	550,000	50,000	100,000	100,000

(3)	Funds commenced operations on January 22, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF		BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$6,253,096	$11,497,350	$28,688,487	$23,925,782
Net realized gain/(loss) on investments	943,391	(782,104)	292,000	(879,120)
Net change in unrealized appreciation/(depreciation) on investments	10,397,550	3,614,479	(997,791)	(360,110)
Net increase/(decrease) in net assets resulting from operations	17,594,037	14,329,725	27,982,696	22,686,552

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(6,225,461)	(11,393,515)	(28,763,675)	(19,195,046)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	38,448,380	11,771,310	391,218,151	1,561,833,583
Cost of shares redeemed	(22,318,460)	-	(336,185,674)	(518,534,699)
Net increase/(decrease) in net assets from capital transactions	16,129,920	11,771,310	55,032,477	1,043,298,884
Increase/(decrease) in net assets	27,498,496	14,707,520	54,251,498	1,046,790,390

NET ASSETS:
Beginning of period	183,418,768	168,711,248	1,096,885,001	50,094,611
End of period	$210,917,264	$183,418,768	$1,151,136,499	$1,096,885,001

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,750,000	4,450,000	21,810,000	1,000,000
Shares sold	950,000	300,000	7,790,000	31,150,000
Shares redeemed	(550,000)	-	(6,690,000)	(10,340,000)
Shares outstanding, end of period	5,150,000	4,750,000	22,910,000	21,810,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF		BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$13,305,620	$14,467,927	$2,203,921	$3,451,090
Net realized gain/(loss) on investments	(632,787)	(4,456,879)	(129,021)	(847,127)
Net change in unrealized appreciation/(depreciation) on investments	(78,010)	(1,080,182)	(34,669)	(828,781)
Net increase/(decrease) in net assets resulting from operations	12,594,823	8,930,866	2,040,231	1,775,182

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(14,207,132)	(11,946,611)	(2,249,601)	(3,191,299)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	152,283,617	1,328,686,554	36,874,800	144,785,822
Cost of shares redeemed	(265,302,201)	(837,868,625)	(40,461,786)	(74,962,851)
Net increase/(decrease) in net assets from capital transactions	(113,018,584)	490,817,929	(3,586,986)	69,822,971
Increase/(decrease) in net assets	(114,630,893)	487,802,184	(3,796,356)	68,406,854

NET ASSETS:
Beginning of period	527,226,573	39,424,389	105,029,530	36,622,676
End of period	$412,595,680	$527,226,573	$101,233,174	$105,029,530

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,600,000	790,000	2,150,000	740,000
Shares sold	3,070,000	26,690,000	750,000	2,930,000
Shares redeemed	(5,330,000)	(16,880,000)	(820,000)	(1,520,000)
Shares outstanding, end of period	8,340,000	10,600,000	2,080,000	2,150,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF		BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$897,704	$987,174	$1,126,803	$1,224,437
Net realized gain/(loss) on investments	(129,802)	(326,389)	(457,183)	(742,194)
Net change in unrealized appreciation/(depreciation) on investments	(229,891)	(288,445)	(192,001)	(947,289)
Net increase/(decrease) in net assets resulting from operations	538,011	372,340	477,619	(465,046)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(803,735)	(987,439)	(982,043)	(1,188,187)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	24,884,862	14,840,962	44,898,458	21,336,190
Cost of shares redeemed	(1,478,376)	(5,451,076)	-	(3,475,903)
Net increase/(decrease) in net assets from capital transactions	23,406,486	9,389,886	44,898,458	17,860,287
Increase/(decrease) in net assets	23,140,762	8,774,787	44,394,034	16,207,054

NET ASSETS:
Beginning of period	28,920,831	20,146,044	36,533,325	20,326,271
End of period	$52,061,593	$28,920,831	$80,927,359	$36,533,325

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	600,000	410,000	780,000	420,000
Shares sold	510,000	300,000	930,000	430,000
Shares redeemed	(30,000)	(110,000)	-	(70,000)
Shares outstanding, end of period	1,080,000	600,000	1,710,000	780,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF		BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income/(loss)	$1,923,531	$937,698	$1,958,070	$967,010
Net realized gain/(loss) on investments	(626,601)	(495,159)	36,183	(1,342,079)
Net change in unrealized appreciation/(depreciation) on investments	(856,126)	(1,400,117)	(2,438,385)	(1,910,985)
Net increase/(decrease) in net assets resulting from operations	440,804	(957,578)	(444,132)	(2,286,054)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,537,105)	(923,627)	(1,660,345)	(896,889)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	87,100,214	35,499,443	101,426,423	25,726,389
Cost of shares redeemed	(2,373,894)	(499,667)	(13,125,859)	-
Net increase/(decrease) in net assets from capital transactions	84,726,320	34,999,776	88,300,564	25,726,389
Increase/(decrease) in net assets	83,630,019	33,118,571	86,196,087	22,543,446

NET ASSETS:
Beginning of period	53,650,527	20,531,956	42,610,448	20,067,002
End of period	$137,280,546	$53,650,527	$128,806,535	$42,610,448

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,190,000	430,000	990,000	430,000
Shares sold	1,850,000	770,000	2,180,000	560,000
Shares redeemed	(50,000)	(10,000)	(280,000)	-
Shares outstanding, end of period	2,990,000	1,190,000	2,890,000	990,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF		BondBloxx IR+M Tax-Aware Short Duration ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended April 30, 2024 (Unaudited)(4)
OPERATIONS:
Net investment income/(loss)	$582,603	$949,626	$164,594
Net realized gain/(loss) on investments	(1,027,954)	(2,604,799)	(17,958)
Net change in unrealized appreciation/(depreciation) on investments	3,054,202	(2,773,615)	(229,765)
Net increase/(decrease) in net assets resulting from operations	2,608,851	(4,428,788)	(83,129)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(581,482)	(948,088)	-

CAPITAL TRANSACTIONS:
Proceeds from shares sold	8,267,069	22,835,539	52,943,043
Cost of shares redeemed	(9,121,287)	(15,756,925)	-
Net increase/(decrease) in net assets from capital transactions	(854,218)	7,078,614	52,943,043
Increase/(decrease) in net assets	1,173,151	1,701,738	52,859,914

NET ASSETS:
Beginning of period	23,089,494	21,387,756	-
End of period	$24,262,645	$23,089,494	$52,859,914

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	630,000	490,000	-
Shares sold	200,000	490,000	1,060,000
Shares redeemed	(210,000)	(350,000)	-
Shares outstanding, end of period	620,000	630,000	1,060,000

(4)	Fund commenced operations on March 12, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Industrial Sector ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$35.52	$35.75		$39.89
Income/(loss) from operations:
Net investment income/(loss)(2)	1.38	2.65		1.55
Net realized and unrealized gain/(loss) on investments	1.89	(0.59	)(8)	(4.25)
Total income/(loss) from operations	3.27	2.06		(2.70)

Distributions to shareholders:
Net investment income	(1.37)	(2.29)		(1.44)
Total distributions	(1.37)	(2.29)		(1.44)
Net Asset Value, end of period	$37.42	$35.52		$35.75
Market Value, end of period	$37.41	$35.60		$35.71
Total Return at Net Asset Value(3)	9.30%	5.77%		(6.81)%
Total Return at Market Value(4)	9.00%	6.12%		(6.88)%
Net Assets, end of period (millions)	$61.7	$40.8		$3.6
Ratios to average net assets:
Expenses(5)	0.35%	0.35%		0.35%
Net investment income/(loss)(5)(6)	7.39%	7.23%		5.87%
Portfolio turnover rate(7)	13%	21%		9%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYI were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$32.66	$34.79		$39.65
Income/(loss) from operations:
Net investment income/(loss)(2)	1.52	2.92		1.54
Net realized and unrealized gain/(loss) on investments	0.38	(2.60	)(8)	(5.05)
Total income/(loss) from operations	1.90	0.32		(3.51)

Distributions to shareholders:
Net investment income	(1.50)	(2.45)		(1.35)
Total distributions	(1.50)	(2.45)		(1.35)
Net Asset Value, end of period	$33.06	$32.66		$34.79
Market Value, end of period	$33.08	$32.77		$34.73
Total Return at Net Asset Value(3)	5.81%	0.89%		(8.96)%
Total Return at Market Value(4)	5.50%	1.39%		(9.03)%
Net Assets, end of period (millions)	$34.7	$29.4		$3.5
Ratios to average net assets:
Expenses(5)	0.35%	0.35%		0.35%
Net investment income/(loss)(5)(6)	8.98%	8.60%		5.93%
Portfolio turnover rate(7)	10%	14%		13%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYT were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Healthcare Sector ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$31.40	$32.64		$39.84
Income/(loss) from operations:
Net investment income/(loss)(2)	1.31	2.70		1.62
Net realized and unrealized gain/(loss) on investments	2.53	(0.94	)(8)	(7.58)
Total income/(loss) from operations	3.84	1.76		(5.96)

Distributions to shareholders:
Net investment income	(1.22)	(3.00)		(1.24)
Total distributions	(1.22)	(3.00)		(1.24)
Net Asset Value, end of period	$34.02	$31.40		$32.64
Market Value, end of period	$34.00	$31.49		$32.52
Total Return at Net Asset Value(3)	12.40%	5.36%		(15.19)%
Total Return at Market Value(4)	11.99%	6.03%		(15.47)%
Net Assets, end of period (millions)	$30.6	$11.0		$8.2
Ratios to average net assets:
Expenses(5)	0.35%	0.35%		0.35%
Net investment income/(loss)(5)(6)	7.76%	8.23%		6.39%
Portfolio turnover rate(7)	8%	18%		37%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYH were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$34.59	$34.99		$39.74
Income/(loss) from operations:
Net investment income/(loss)(2)	1.40	2.74		1.46
Net realized and unrealized gain/(loss) on investments	2.03	(0.70	)(8)	(4.86)
Total income/(loss) from operations	3.43	2.04		(3.40)

Distributions to shareholders:
Net investment income	(1.37)	(2.44)		(1.35)
Total distributions	(1.37)	(2.44)		(1.35)
Net Asset Value, end of period	$36.65	$34.59		$34.99
Market Value, end of period	$36.63	$34.68		$34.99
Total Return at Net Asset Value(3)	10.04%	5.91%		(8.65)%
Total Return at Market Value(4)	9.67%	6.17%		(8.72)%
Net Assets, end of period (millions)	$44.0	$29.4		$3.5
Ratios to average net assets:
Expenses(5)	0.35%	0.35%		0.35%
Net investment income/(loss)(5)(6)	7.68%	7.71%		5.57%
Portfolio turnover rate(7)	25%	32%		21%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYF were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Energy Sector ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$37.13	$37.12		$39.62
Income/(loss) from operations:
Net investment income/(loss)(2)	1.38	2.58		1.62
Net realized and unrealized gain/(loss) on investments	1.56	(0.14	)(8)	(2.74)
Total income/(loss) from operations	2.94	2.44		(1.12)

Distributions to shareholders:
Net investment income	(1.32)	(2.43)		(1.38)
Total distributions	(1.32)	(2.43)		(1.38)
Net Asset Value, end of period	$38.75	$37.13		$37.12
Market Value, end of period	$38.73	$37.23		$36.97
Total Return at Net Asset Value(3)	8.01%	6.73%		(2.84)%
Total Return at Market Value(4)	7.64%	7.43%		(3.19)%
Net Assets, end of period (millions)	$66.0	$20.5		$7.5
Ratios to average net assets:
Expenses(5)	0.35%	0.35%		0.35%
Net investment income/(loss)(5)(6)	7.16%	6.85%		6.03%
Portfolio turnover rate(7)	20%	37%		21%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYE were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$34.95	$34.63	$39.87
Income/(loss) from operations:
Net investment income/(loss)(2)	1.34	2.70	1.57
Net realized and unrealized gain/(loss) on investments	1.86	0.02 (8)	(5.49)
Total income/(loss) from operations	3.20	2.72	(3.92)

Distributions to shareholders:
Net investment income	(1.31)	(2.40)	(1.32)
Total distributions	(1.31)	(2.40)	(1.32)
Net Asset Value, end of period	$36.84	$34.95	$34.63
Market Value, end of period	$36.82	$35.03	$34.45
Total Return at Net Asset Value(3)	9.26%	7.98%	(9.96)%
Total Return at Market Value(4)	8.94%	8.77%	(10.54)%
Net Assets, end of period (millions)	$46.1	$22.7	$6.9
Ratios to average net assets:
Expenses(5)	0.35%	0.35%	0.35%
Net investment income/(loss)(5)(6)	7.31%	7.53%	6.05%
Portfolio turnover rate(7)	25%	24%	12%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYC were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$35.48	$35.66		$39.80
Income/(loss) from operations:
Net investment income/(loss)(2)	1.24	2.31		1.44
Net realized and unrealized gain/(loss) on investments	1.55	(0.40	)(8)	(4.33)
Total income/(loss) from operations	2.79	1.91		(2.89)

Distributions to shareholders:
Net investment income	(1.25)	(2.09)		(1.25)
Total distributions	(1.25)	(2.09)		(1.25)
Net Asset Value, end of period	$37.02	$35.48		$35.66
Market Value, end of period	$36.96	$35.62		$35.62
Total Return at Net Asset Value(3)	7.92%	5.40%		(7.32)%
Total Return at Market Value(4)	7.31%	5.92%		(7.55)%
Net Assets, end of period (millions)	$11.1	$10.6		$5.3
Ratios to average net assets:
Expenses(5)	0.35%	0.35%		0.35%
Net investment income/(loss)(5)(6)	6.71%	6.34%		5.47%
Portfolio turnover rate(7)	14%	15%		25%

(1)	The Fund commenced operations on February 15, 2022. Shares of XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

BondBloxx USD High Yield Bond Sector Rotation ETF(9)
For the Six Months Ended April 30, 2024 (Unaudited)	For the Period Ended October 31, 2023(10)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net Asset Value, beginning of period	$14.21	$14.62	$14.68	$16.15	$15.72	$17.55	$18.10
Income/(loss) from operations:
Net investment income/(loss)(2)	0.54	0.28	1.06	0.43	0.43	0.71	0.89
Net realized and unrealized gain/(loss) on investments	0.58	(0.44)	0.00	(11)	(1.38)	0.36	(1.85)	(0.55)
Total income/(loss) from operations	1.12	(0.16)	1.06	(0.95)	0.79	(1.14)	0.34

Distributions to shareholders:
Net investment income	(0.57)	(0.25)	(1.09)	(0.52)	(0.36)	(0.67)	(0.89)
Return of capital	-	-	(0.03)	(0.00	)(11)	-	(0.02)	-
Total distributions	(0.57)	(0.25)	(1.12)	(0.52)	(0.36)	(0.69)	(0.89)
Net Asset Value, end of period	$14.76	$14.21	$14.62	$14.68	$16.15	$15.72	$17.55
Market Value, end of period	$14.77	$14.16	$14.66	$14.72	$16.14	$15.75	$17.54
Total Return at Net Asset Value(3)	7.97%	(1.14)%	7.44%	(6.07)%	5.08%	(6.69)%	1.94%
Total Return at Market Value(4)	8.42%	(1.70)%	7.44%	(5.76)%	4.82%	(6.45)%	1.94%
Net Assets, end of period (millions)	$39.3	$28.6	$26.3	$33.8	$43.6	$77.0	$263.3
Ratios to average net assets:
Gross operating expenses	1.09%	0.90	%(5)(12)	1.31%	0.76%	1.36%	1.12%	0.82%
Excluded from Expense Cap - Expedited settlement facility fees	-%	-%	-%	0.01%	0.11%	0.19%	0.06%
Total operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.20%	0.41	%(5)(12)	0.55%	0.56%	0.66%	0.75%	0.61%
Net investment income/(loss)(6)	7.23%	5.80	%(5)	7.18%	2.73%	2.68%	4.13%	4.98%
Portfolio turnover rate(7)	11%	107	%(13)	123%	157%	215%	344%	186%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(9)

The Fund acquired the assets and liabilities of the Predecessor ETF, a series of the NexPoint Funds I, at the close of business on September 15, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor ETF. Financial information above for the periods prior to September 16, 2023, reflect the performance of the Predecessor ETF. Prior to September 16, 2023, the Predecessor Fund had a different investment adviser, had a different investment objective and policies, and was a passively-managed fund that sought to track the performance of the Markit iBoxx USD Liquid Leveraged Loan Index.

(10)	Fiscal year end changed from June 30, 2023 to October 31, 2023.
(11)	Amount represents less than $0.005 per share.
(12)	Does not include expenses of the investment companies in which the fund invests.
(13)	Portfolio turnover rate related to the change in investment strategy and re-balancing is 107%.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BB Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$37.75	$38.53	$40.17
Income/(loss) from operations:
Net investment income/(loss)(2)	1.28	2.48	1.04
Net realized and unrealized gain/(loss) on investments	1.79	(0.82)	(1.87)
Total income/(loss) from operations	3.07	1.66	(0.83)

Distributions to shareholders:
Net investment income	(1.27)	(2.44)	(0.81)
Total distributions	(1.27)	(2.44)	(0.81)
Net Asset Value, end of period	$39.55	$37.75	$38.53
Market Value, end of period	$39.62	$37.86	$38.47
Total Return at Net Asset Value(3)	8.20%	4.33%	(2.07)%
Total Return at Market Value(4)	8.06%	4.78%	(5.57)%
Net Assets, end of period (millions)	$57.4	$49.1	$42.4
Ratios to average net assets:
Expenses(5)	0.20%	0.20%	0.20%
Net investment income/(loss)(5)(6)	6.49%	6.40%	6.03%
Portfolio turnover rate(7)	21%	29%	13%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(14)	The Fund commenced operations on May 24, 2022. Shares of XBB were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx B Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$37.29	$38.39	$40.08
Income/(loss) from operations:
Net investment income/(loss)(2)	1.57	3.13	1.35
Net realized and unrealized gain/(loss) on investments	1.61	(1.11)	(1.94)
Total income/(loss) from operations	3.18	2.02	(0.59)

Distributions to shareholders:
Net investment income	(1.57)	(3.12)	(1.10)
Total distributions	(1.57)	(3.12)	(1.10)
Net Asset Value, end of period	$38.90	$37.29	$38.39
Market Value, end of period	$38.95	$37.39	$38.33
Total Return at Net Asset Value(3)	8.62%	5.35%	(1.45)%
Total Return at Market Value(4)	8.45%	5.77%	(5.16)%
Net Assets, end of period (millions)	$13.6	$13.1	$11.5
Ratios to average net assets:
Expenses(5)	0.30%	0.30%	0.30%
Net investment income/(loss)(5)(6)	8.10%	8.15%	7.87%
Portfolio turnover rate(7)	28%	31%	8%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(14)	The Fund commenced operations on May 24, 2022. Shares of XB were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(14)
Net Asset Value, beginning of period	$35.78	$37.50	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	2.32	4.56	1.99
Net realized and unrealized gain/(loss) on investments	1.86	(1.77)	(3.01)
Total income/(loss) from operations	4.18	2.79	(1.02)

Distributions to shareholders:
Net investment income	(2.09)	(4.51)	(1.48)
Total distributions	(2.09)	(4.51)	(1.48)
Net Asset Value, end of period	$37.87	$35.78	$37.50
Market Value, end of period	$37.90	$35.83	$37.45
Total Return at Net Asset Value(3)	11.87%	7.66%	(2.59)%
Total Return at Market Value(4)	11.76%	7.91%	(5.63)%
Net Assets, end of period (millions)	$53.0	$19.7	$11.2
Ratios to average net assets:
Expenses(5)	0.40%	0.40%	0.40%
Net investment income/(loss)(5)(6)	12.21%	12.21%	11.58%
Portfolio turnover rate(7)	36%	25%	12%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(14)	The Fund commenced operations on May 24, 2022. Shares of XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	BondBloxx BBB Rated 10+ Year Corporate Bond ETF
	For the Period Ended April 30, 2024 (Unaudited)(15)	For the Period Ended April 30, 2024 (Unaudited)(15)	For the Period Ended April 30, 2024 (Unaudited)(15)
Net Asset Value, beginning of period	$50.15	$50.02	$49.54
Income/(loss) from operations:
Net investment income/(loss)(2)	0.67	0.70	0.76
Net realized and unrealized gain/(loss) on investments	(0.70)	(1.33)	(2.59)
Total income/(loss) from operations	(0.03)	(0.63)	(1.83)

Distributions to shareholders:
Net investment income	(0.46)	(0.44)	(0.42)
Total distributions	(0.46)	(0.44)	(0.42)
Net Asset Value, end of period	$49.66	$48.95	$47.29
Market Value, end of period	$49.67	$48.90	$47.21
Total Return at Net Asset Value(3)	(0.06)%	(1.27)%	(3.72)%
Total Return at Market Value(4)	(0.22)%	(1.70)%	(4.48)%
Net Assets, end of period (millions)	$2.5	$4.9	$4.7
Ratios to average net assets:
Expenses(5)	0.19%	0.19%	0.19%
Net investment income/(loss)(5)(6)	4.99%	5.14%	5.62%
Portfolio turnover rate(7)	13%	18%	11%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(15)	The Funds commenced operations on January 22, 2024. Shares of BBBS, BBBI and BBBL were listed on the NYSE Arca, Inc. on January 25, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$38.61	$37.91	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	1.27	2.52	0.83
Net realized and unrealized gain/(loss) on investments	2.34	0.68	(2.32)
Total income/(loss) from operations	3.61	3.20	(1.49)

Distributions to shareholders:
Net investment income	(1.27)	(2.50)	(0.60)
Total distributions	(1.27)	(2.50)	(0.60)
Net Asset Value, end of period	$40.95	$38.61	$37.91
Market Value, end of period	$40.77	$38.61	$37.67
Total Return at Net Asset Value(3)	9.45%	8.50%	(3.78)%
Total Return at Market Value(4)	8.96%	9.17%	(4.32)%
Net Assets, end of period (millions)	$210.9	$183.4	$168.7
Ratios to average net assets:
Expenses(5)	0.29%	0.29%	0.29%
Net investment income/(loss)(5)(6)	6.27%	6.37%	6.09%
Portfolio turnover rate(7)	10%	23%	9%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(16)	The Fund commenced operations on June 28, 2022. Shares of XEMD were listed on the Cboe BZX, Inc. on June 30, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$50.29	$50.09	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	1.30	2.53	0.25
Net realized and unrealized gain/(loss) on investments	(0.03)	(0.30)	(0.16)
Total income/(loss) from operations	1.27	2.23	0.09

Distributions to shareholders:
Net investment income	(1.31)	(2.03)	-
Total distributions	(1.31)	(2.03)	-
Net Asset Value, end of period	$50.25	$50.29	$50.09
Market Value, end of period	$50.26	$50.31	$50.13
Total Return at Net Asset Value(3)	2.57%	4.55%	0.18%
Total Return at Market Value(4)	2.55%	4.50%	0.22%
Net Assets, end of period (millions)	$1,151.1	$1,096.9	$50.1
Ratios to average net assets:
Expenses(5)	0.03%	0.03%	0.03%
Net investment income/(loss)(5)(6)	5.21%	5.02%	3.53%
Portfolio turnover rate(7)	73%	-%	24%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(17)	The Fund commenced operations on September 13, 2022. Shares of XHLF were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023		For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$49.74	$49.90		$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	1.33	2.51		0.27
Net realized and unrealized gain/(loss) on investments	(0.16)	(0.56	)(8)	(0.37)
Total income/(loss) from operations	1.17	1.95		(0.10)

Distributions to shareholders:
Net investment income	(1.44)	(2.11)		-
Total distributions	(1.44)	(2.11)		-
Net Asset Value, end of period	$49.47	$49.74		$49.90
Market Value, end of period	$49.49	$49.76		$49.91
Total Return at Net Asset Value(3)	2.39%	4.01%		(0.20)%
Total Return at Market Value(4)	2.39%	4.02%		(0.14)%
Net Assets, end of period (millions)	$412.6	$527.2		$39.4
Ratios to average net assets:
Expenses(5)	0.03%	0.03%		0.03%
Net investment income/(loss)(5)(6)	5.38%	5.00%		3.83%
Portfolio turnover rate(7)	56%	85%		19%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(17)	The Fund commenced operations on September 13, 2022. Shares of XONE were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$48.85	$49.49	$49.94
Income/(loss) from operations:
Net investment income/(loss)(2)	1.10	2.09	0.26
Net realized and unrealized gain/(loss) on investments	(0.10)	(0.75)	(0.71)
Total income/(loss) from operations	1.00	1.34	(0.45)

Distributions to shareholders:
Net investment income	(1.18)	(1.98)	-
Total distributions	(1.18)	(1.98)	-
Net Asset Value, end of period	$48.67	$48.85	$49.49
Market Value, end of period	$48.67	$48.87	$49.48
Total Return at Net Asset Value(3)	2.06%	2.76%	(0.90)%
Total Return at Market Value(4)	2.01%	2.82%	(0.74)%
Net Assets, end of period (millions)	$101.2	$105.0	$36.6
Ratios to average net assets:
Expenses(5)	0.05%	0.05%	0.05%
Net investment income/(loss)(5)(6)	4.52%	4.21%	3.74%
Portfolio turnover rate(7)	38%	68%	12%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(17)	The Fund commenced operations on September 13, 2022. Shares of XTWO were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$48.20	$49.14	$49.86
Income/(loss) from operations:
Net investment income/(loss)(2)	1.10	1.99	0.28
Net realized and unrealized gain/(loss) on investments	(0.08)	(0.92)	(1.00)
Total income/(loss) from operations	1.02	1.07	(0.72)

Distributions to shareholders:
Net investment income	(1.01)	(2.01)	-
Total distributions	(1.01)	(2.01)	-
Net Asset Value, end of period	$48.21	$48.20	$49.14
Market Value, end of period	$48.21	$48.21	$49.12
Total Return at Net Asset Value(3)	2.10%	2.18%	(1.44)%
Total Return at Market Value(4)	2.08%	2.24%	(1.25)%
Net Assets, end of period (millions)	$52.1	$28.9	$20.1
Ratios to average net assets:
Expenses(5)	0.05%	0.05%	0.05%
Net investment income/(loss)(5)(6)	4.51%	4.05%	3.99%
Portfolio turnover rate(7)	40%	80%	20%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(17)	The Fund commenced operations on September 13, 2022. Shares of XTRE were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$46.84	$48.40	$49.77
Income/(loss) from operations:
Net investment income/(loss)(2)	0.98	1.83	0.24
Net realized and unrealized gain/(loss) on investments	0.41	(1.56)	(1.61)
Total income/(loss) from operations	1.39	0.27	(1.37)

Distributions to shareholders:
Net investment income	(0.90)	(1.83)	-
Total distributions	(0.90)	(1.83)	-
Net Asset Value, end of period	$47.33	$46.84	$48.40
Market Value, end of period	$47.32	$46.86	$48.36
Total Return at Net Asset Value(3)	2.95%	0.46%	(2.75)%
Total Return at Market Value(4)	2.88%	0.59%	(2.50)%
Net Assets, end of period (millions)	$80.9	$36.5	$20.3
Ratios to average net assets:
Expenses(5)	0.05%	0.05%	0.05%
Net investment income/(loss)(5)(6)	4.05%	3.73%	3.49%
Portfolio turnover rate(7)	52%	88%	8%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(17)	The Fund commenced operations on September 13, 2022. Shares of XFIV were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$45.08	$47.75	$49.70
Income/(loss) from operations:
Net investment income/(loss)(2)	1.01	1.77	0.23
Net realized and unrealized gain/(loss) on investments	0.67	(2.66)	(2.18)
Total income/(loss) from operations	1.68	(0.89)	(1.95)

Distributions to shareholders:
Net investment income	(0.85)	(1.78)	-
Total distributions	(0.85)	(1.78)	-
Net Asset Value, end of period	$45.91	$45.08	$47.75
Market Value, end of period	$45.91	$45.13	$47.68
Total Return at Net Asset Value(3)	3.67%	(2.04)%	(3.92)%
Total Return at Market Value(4)	3.55%	(1.79)%	(3.75)%
Net Assets, end of period (millions)	$137.3	$53.7	$20.5
Ratios to average net assets:
Expenses(5)	0.05%	0.05%	0.05%
Net investment income/(loss)(5)(6)	4.26%	3.65%	3.45%
Portfolio turnover rate(7)	43%	64%	19%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(17)	The Fund commenced operations on September 13, 2022. Shares of XSVN were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$43.04	$46.67	$49.74
Income/(loss) from operations:
Net investment income/(loss)(2)	0.98	1.81	0.23
Net realized and unrealized gain/(loss) on investments	1.43	(3.64)	(3.30)
Total income/(loss) from operations	2.41	(1.83)	(3.07)

Distributions to shareholders:
Net investment income	(0.88)	(1.80)	-
Total distributions	(0.88)	(1.80)	-
Net Asset Value, end of period	$44.57	$43.04	$46.67
Market Value, end of period	$44.59	$43.09	$46.60
Total Return at Net Asset Value(3)	5.55%	(4.23)%	(6.17)%
Total Return at Market Value(4)	5.47%	(3.98)%	(6.03)%
Net Assets, end of period (millions)	$128.8	$42.6	$20.1
Ratios to average net assets:
Expenses(5)	0.075%	0.075%	0.075%
Net investment income/(loss)(5)(6)	4.24%	3.82%	3.44%
Portfolio turnover rate(7)	24%	84%	12%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(17)	The Fund commenced operations on September 13, 2022. Shares of XTEN were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(17)
Net Asset Value, beginning of period	$36.65	$43.65	$49.78
Income/(loss) from operations:
Net investment income/(loss)(2)	0.90	1.74	0.23
Net realized and unrealized gain/(loss) on investments	2.49	(6.98)	(6.36)
Total income/(loss) from operations	3.39	(5.24)	(6.13)

Distributions to shareholders:
Net investment income	(0.91)	(1.76)	-
Total distributions	(0.91)	(1.76)	-
Net Asset Value, end of period	$39.13	$36.65	$43.65
Market Value, end of period	$39.11	$36.74	$43.62
Total Return at Net Asset Value(3)	9.09%	(12.73)%	(12.31)%
Total Return at Market Value(4)	8.77%	(12.45)%	(12.66)%
Net Assets, end of period (millions)	$24.3	$23.1	$21.4
Ratios to average net assets:
Expenses(5)	0.125%	0.125%	0.125%
Net investment income/(loss)(5)(6)	4.31%	3.81%	3.54%
Portfolio turnover rate(7)	80%	93%	45%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(17)	The Fund commenced operations on September 13, 2022. Shares of XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

BondBloxx IR+M Tax-Aware Short Duration ETF
For the Period Ended April 30, 2024 (Unaudited)(18)
Net Asset Value, beginning of period	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	0.24
Net realized and unrealized gain/(loss) on investments	(0.37)
Total income/(loss) from operations	(0.13)

Distributions to shareholders:
Net investment income	-
Total distributions	-
Net Asset Value, end of period	$49.87
Market Value, end of period	$49.95
Total Return at Net Asset Value(3)	(0.26)%
Total Return at Market Value(4)	(0.08)%
Net Assets, end of period (millions)	$52.9
Ratios to average net assets:
Expenses(5)	0.35%
Net investment income/(loss)(5)(6)	3.60%
Portfolio turnover rate(7)	5%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(18)	The Fund commenced operations on March 12, 2024. Shares of TAXX were listed on the NYSE Arca, Inc. on March 14, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Notes to the Financial Statements

April 30, 2024 (Unaudited)

1.	ORGANIZATION

The BondBloxx ETF Trust (the “Trust”) is a Delaware statutory trust organized on August 17, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s shares are registered under the Securities Act of 1933, as amended. The Trust currently consists of Bond shares of twenty four separate series: BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, BondBloxx USD High Yield Bond Sector Rotation ETF, BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF, BondBloxx CCC Rated USD High Yield Corporate Bond ETF, BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, BondBloxx BBB Rated 5-10 Year Corporate Bond ETF, BondBloxx BBB Rated 10+ Year Corporate Bond ETF, BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF, BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF, BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF, BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF and BondBloxx IR+M Tax-Aware Short Duration ETF (each, a “Fund” and collectively, the “Funds”). Each series operates as an exchange-traded fund (“ETF”). The Funds are classified as “non-diversified” under the 1940 Act.

Each Fund is managed by BondBloxx Investment Management Corporation (“BIM” or “Adviser”) and generally seeks to track the investment results of each Index (the “Index”). The following table details the Index and commencement of operations of each Fund. Each Index models the performance of the bonds of issuers within a particular sector or group of sectors.

Fund Name	Actual Index	Commencement of Operations
BondBloxx USD High Yield Bond Industrial Sector ETF	ICE Diversified US Cash Pay High Yield Core Industrial Index	February 15, 2022
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index	February 15, 2022
BondBloxx USD High Yield Bond Healthcare Sector ETF	ICE Diversified US Cash Pay High Yield Healthcare Index	February 15, 2022
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	ICE Diversified US Cash Pay High Yield Financial & REIT Index	February 15, 2022
BondBloxx USD High Yield Bond Energy Sector ETF	ICE Diversified US Cash Pay High Yield Energy Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Sector Rotation ETF	ICE BofA US Cash Pay High Yield Constrained Index	September 16, 2023*
BondBloxx BB Rated USD High Yield Corporate Bond ETF	ICE BofA BB US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx B Rated USD High Yield Corporate Bond ETF	ICE BofA Single-B US Cash Pay High Yield Constrained Index	May 24, 2022

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

Fund Name	Actual Index	Commencement of Operations
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	ICE CCC US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	Bloomberg US Corporate BBB 1-5 Year Index	January 22, 2024
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	Bloomberg US Corporate BBB 5-10 Year Index	January 22, 2024
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	Bloomberg US Corporate BBB 10+ Year Index	January 22, 2024
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index	June 28, 2022
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Bloomberg US Treasury 6 Month Duration Index	September 13, 2022
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Bloomberg US Treasury 1 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Bloomberg US Treasury 2 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Bloomberg US Treasury 3 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Bloomberg US Treasury 5 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Bloomberg US Treasury 7 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Bloomberg US Treasury 10 Year Duration Index	September 13, 2022
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Bloomberg US Treasury 20 Year Duration Index	September 13, 2022
BondBloxx IR+M Tax-Aware Short Duration ETF	Bloomberg Municipal 1-3 Year Index	March 12, 2024

*	Represents the date the Predecessor Fund to BondBloxx USD High Yield Bond Sector Rotation ETF merged into the BondBloxx ETF Trust.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. Management has determined that each Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies,” for the purpose of financial reporting.

Security transactions and Income recognition

Security transactions are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Interest income is recognized on an accrual basis. Discounts

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

and premiums on securities purchased are accreted and amortized using the effective yield method and included in interest income. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Foreign Currency Translation

The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency transactions on the Statements of Operations.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Cash

Cash includes non-restricted cash held with a financial institution.

Investment Valuation

The Net Asset Value per share (“NAV”) of each Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices of the Fund’s assets at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange.

Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as the “valuation designee” with respect to the fair valuation of each of the Fund’s portfolio securities. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

The value of the securities and other assets and liabilities held by each Fund are determined pursuant to valuation policies and procedures approved by the Board of Trustees (the “Board” or “Trustees”) and administered by BIM. BIM serves as the Funds’ valuation designee for purposes of compliance with the Rule 24a-5 under the 1940 Act.

With the exception of the BondBloxx IR+M Tax Aware Short Duration ETF, each Fund values fixed-income portfolio securities at the midpoint between the bid and ask prices, or at current market price quotations provided by dealers, or at prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BIM determines in good faith that such method does not represent fair value.

Shares of underlying ETFs are valued at their most recent closing price on an exchange.

Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by BIM to be unreliable, each Fund’s investments are valued at fair value. Fair value determinations are made by BIM in accordance with policies and procedures approved by the Board. BIM may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BIM determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing, in the absence of readily available and reliable market quotations, may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – Quoted prices in active markets or exchanges for identical assets and liabilities.

■	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

■	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by BIM used in determining the fair value of investments.

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ fair value hierarchy levels as of April 30, 2024:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$60,484,037	$-	$60,484,037
Time Deposits	-	1,096,119	-	1,096,119
Total Investments	$-	$61,580,156	$-	$61,580,156

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$34,025,068	$-	$34,025,068
Time Deposits	-	436,589	-	436,589
Total Investments	$-	$34,461,657	$-	$34,461,657

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$30,074,114	$-	$30,074,114
Time Deposits	-	429,184	-	429,184
Total Investments	$-	$30,503,298	$-	$30,503,298

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$42,968,583	$-	$42,968,583
Time Deposits	-	1,347,822	-	1,347,822
Total Investments	$-	$44,316,405	$-	$44,316,405

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$64,452,853	$-	$64,452,853
Time Deposits	-	3,087,169	-	3,087,169
Total Investments	$-	$67,540,022	$-	$67,540,022

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$45,323,680	$-	$45,323,680
Time Deposits	-	411,151	-	411,151
Total Investments	$-	$45,734,831	$-	$45,734,831

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$10,889,759	$-	$10,889,759
Time Deposits	-	130,111	-	130,111
Total Investments	$-	$11,019,870	$-	$11,019,870

BondBloxx USD High Yield Bond Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$39,246,678	$-	$-	$39,246,678
Time Deposits	-	48,633	-	48,633
Total Investments	$39,246,678	$48,633	$-	$39,295,311

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$56,487,890	$-	$56,487,890
Time Deposits	-	510,631	-	510,631
Total Investments	$-	$56,998,521	$-	$56,998,521

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$13,295,013	$-	$13,295,013
Time Deposits	-	371,437	-	371,437
Total Investments	$-	$13,666,450	$-	$13,666,450

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$201	$-	$-	$201
Corporate Bonds	-	51,541,423	-	51,541,423
Time Deposits	-	2,888,945	-	2,888,945
Total Investments	$201	$54,430,368	$-	$54,430,569

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$2,450,420	$-	$2,450,420
Time Deposits	-	20,210	-	20,210
Total Investments	$-	$2,470,630	$-	$2,470,630

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$4,819,880	$-	$4,819,880
Time Deposits	-	28,771	-	28,771
Total Investments	$-	$4,848,651	$-	$4,848,651

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$4,632,240	$-	$4,632,240
Time Deposits	-	34,384	-	34,384
Total Investments	$-	$4,666,624	$-	$4,666,624

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$23,808,285	$-	$23,808,285
Government Agencies and Obligations	-	183,389,555	-	183,389,555
Time Deposits	-	186,971	-	186,971
Total Investments	$-	$207,384,811	$-	$207,384,811

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$1,145,813,441	$-	$1,145,813,441
Time Deposits	-	20,247,438	-	20,247,438
Total Investments	$-	$1,166,060,879	$-	$1,166,060,879

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$408,236,154	$-	$408,236,154
Time Deposits	-	1,157,976	-	1,157,976
Total Investments	$-	$409,394,130	$-	$409,394,130

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$100,189,367	$-	$100,189,367
Time Deposits	-	330,052	-	330,052
Total Investments	$-	$100,519,419	$-	$100,519,419

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$51,490,702	$-	$51,490,702
Time Deposits	-	132,572	-	132,572
Total Investments	$-	$51,623,274	$-	$51,623,274

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$79,950,971	$-	$79,950,971
Time Deposits	-	283,458	-	283,458
Total Investments	$-	$80,234,429	$-	$80,234,429

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$135,341,920	$-	$135,341,920
Time Deposits	-	117,739	-	117,739
Total Investments	$-	$135,459,659	$-	$135,459,659

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$126,236,561	$-	$126,236,561
Time Deposits	-	293,573	-	293,573
Total Investments	$-	$126,530,134	$-	$126,530,134

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$-	$23,876,151	$-	$23,876,151
Time Deposits	-	102,256	-	102,256
Total Investments	$-	$23,978,407	$-	$23,978,407

BondBloxx IR+M Tax-Aware Short Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$4,140,258	$-	$4,140,258
Collateralized Mortgage Obligations	-	2,912,477	-	2,912,477
Corporate Bonds	-	12,478,296	-	12,478,296
Municipal Bonds	-	32,384,970	-	32,384,970
Time Deposits	-	2,801,555	-	2,801,555
Total Investments	$-	$54,717,556	$-	$54,717,556

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

Bonds

Each Fund, except HYSA, invests a substantial portion of its assets in U.S. dollar-denominated bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Restricted investments held by the Funds as of April 30, 2024, as applicable, are disclosed in the Notes to Portfolios of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Defaulted Securities

Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when it becomes probable that the interest will not be collected, and the amount of uncollectible interest can be reasonably estimated. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Portfolio of Investments.

Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per Share.

Distribution of Income and Gains

The Funds intend to declare and make distributions of net investment income monthly. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually. Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Funds.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust’s Board on behalf of each Fund, subject to the supervision and direction of the Board. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, as of date of these financial statements.

Pursuant to the Investment Advisory Agreement between BIM and the Trust (entered into on behalf of each Fund other than HYSA), BIM is responsible for substantially all expense of the Funds, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). With respect to HYSA, the Fund pays the adviser a fee based on a percentage of the Fund’s average daily net assets at the annual rate of 0.45%. Pursuant to an expenses limitation agreement with BIM, BIM has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and non-affiliated acquired fund fees and expenses) so that the ratio of the Fund’s net total annual operating expenses will not exceed 0.55% through the anniversary of the listing date of the Fund in 2026, subject to recapture as described below (the “Fee Waiver”). The Fee Waiver may be terminated prior to the anniversary of the listing date of the Fund in 2026 only upon written agreement of the Trust and BIM. The Fee Waiver may be modified by BIM to decrease the Fund’s net total annual operating expenses at any time. BIM is also permitted to recapture amounts waived and/or reimbursed within two years after the fiscal year in which BIM waived fees and/or reimbursed expenses if the Fund’s net total annual operating expenses have fallen to a level below the expense limit described above. In no case will BIM recapture any amount that would result, on any particular business day of the Fund, in the Fund’s expense ratio exceeding both (1) the expense cap in place at the time such amounts were waived and (2) the Fund’s current expense cap. During the period ended April 30, 2024, HYSA waived $134,722 of affiliated acquired fund fees and expenses, which are not recoupable by HYSA from BIM in future fiscal periods pursuant to the terms of the expense limitation agreement.

BIM does not intend to recoup amounts identified through April 30, 2024,that are permitted to be recouped in accordance with the preceding paragraph.

For its investment advisory services to the Funds, BIM will be paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rates set forth below:

Fund	Management Fee
BondBloxx USD High Yield Bond Industrial Sector ETF	0.35%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	0.35%
BondBloxx USD High Yield Bond Healthcare Sector ETF	0.35%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	0.35%
BondBloxx USD High Yield Bond Energy Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Sector Rotation ETF	0.45%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	0.20%
BondBloxx B Rated USD High Yield Corporate Bond ETF	0.30%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	0.40%
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	0.19%
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	0.19%
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	0.19%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	0.29%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	0.075%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	0.125%
BondBloxx IR+M Tax-Aware Short Duration ETF	0.35%

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

BIM may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BIM at any time. Any waivers/reimbursements are not subject to recoupment by the Adviser.

Pursuant for sub-advisory agreement with Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, Delaware acts as sub-adviser to HYSA. BIM compensates Delaware for its sub-advisory services out of its management fee.

Pursuant for sub-advisory agreement with Income Research + Management (“IR+M” or “Sub-Adviser”), a Massachusetts Business Trust, IR+M acts as sub-adviser to TAXX. IR+M is responsible for the day-to-day portfolio management of the Fund as Sub-Adviser. IR+M specializes in managing U.S. fixed income portfolios for institutional and private clients, as well as managing several U.S. fixed income private investment funds and collective investment trusts for qualified investors. For its services, IR+M is paid a fee by BIM.

Other Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing custody, administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Foreside Fund Services, LLC (the “Distributor”) is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

ACA Group provides the Trust with a Chief Compliance Officer.

Ropes & Gray LLP is counsel to the Trust.

Cohen & Company, Ltd. serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

The following expense disclosures are applicable only to BondBloxx USD High Yield Bond Sector Rotation ETF.

Administration Fees

Prior to September 16, 2023, SEI Investments Global Funds Services (the “Administrator”) served as the Fund’s Administrator pursuant to an Administration Agreement. For its services under the Administration Agreement, the Administrator received a monthly administration fee from the Fund, calculated and assessed in arrears based on the aggregate net assets of the Fund, subject to an annual minimum fee.

Service and Distribution Fees

Prior to September 16, 2023, SEI Investments Distribution Co. (the “Distributor”) served as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, received orders to create and redeem shares in Creation Unit Aggregations and transmitted such orders to the Fund’s custodian and transfer agent. The Distributor had no obligation to sell any specific quantity of Fund shares. The Distributor bore the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all cost of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. The Distributor did not maintain any secondary market in Fund shares.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

4.	PURCHASE AND SALE OF FUND SHARES

The Funds will offer, issue and redeem shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares only to certain authorized participants that have entered into agreements with the Distributor (“Authorized Participants”) in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds will be listed and trade on NYSE Arca, Inc. or Cboe BZX (the “Exchanges”), the national securities exchanges. Shares of the Funds will be traded in the secondary market and elsewhere at market prices that may be at, above or below the Funds’ NAV. Shares will be redeemable only in Creation Units by Authorized Participants, and, generally, in exchange for securities in-kind and/or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions, US government securities and short-term investments) for the period ended April 30, 2024 were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$6,435,232	$6,542,133
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	3,122,691	3,200,274
BondBloxx USD High Yield Bond Healthcare Sector ETF	1,698,489	1,423,114
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	8,944,884	9,077,649
BondBloxx USD High Yield Bond Energy Sector ETF	6,687,285	5,864,075
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	7,505,327	7,407,795
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	1,544,255	1,604,232
BondBloxx USD High Yield Bond Sector Rotation ETF	3,883,071	3,847,369
BondBloxx BB Rated USD High Yield Corporate Bond ETF	11,433,141	11,218,512
BondBloxx B Rated USD High Yield Corporate Bond ETF	3,776,615	3,894,420
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	12,574,214	12,409,622
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	381,608	312,423
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	736,132	659,505
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	475,017	488,334
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	18,952,018	21,058,121
BondBloxx IR+M Tax-Aware Short Duration ETF	54,199,632	2,176,216

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

The cost of purchases and the proceeds from sales of US government securities (excluding in-kind subscriptions and redemptions, investment securities and short-term investments) for the period ended April 30, 2024 were as follows:

	Purchases	Sales
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$267,494,330	$276,230,900
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	36,534,086	37,571,214
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	16,160,415	16,672,605
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	29,891,639	30,153,726
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	39,423,336	40,111,585
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	22,290,259	22,867,230
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	21,097,693	21,465,294

For the period ended April 30, 2024, the costs of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$18,338,706	$-
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	4,864,424	-
BondBloxx USD High Yield Bond Healthcare Sector ETF	18,102,827	-
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	12,440,499	-
BondBloxx USD High Yield Bond Energy Sector ETF	42,793,994	-
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	25,227,438	3,410,783
BondBloxx USD High Yield Bond Sector Rotation ETF	9,719,041	-
BondBloxx BB Rated USD High Yield Corporate Bond ETF	5,716,228	-
BondBloxx B Rated USD High Yield Corporate Bond ETF	14,881	-
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	36,546,873	5,220,268
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	2,409,429	-
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	4,875,326	-
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	4,857,159	-
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	37,256,693	20,692,709
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	390,118,749	335,891,458
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	151,093,703	263,464,690
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	36,619,131	40,139,943
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	24,710,328	1,473,923
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	44,472,371	-
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	86,324,869	2,349,492
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	99,832,205	13,014,691
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	8,195,667	9,041,900
BondBloxx IR+M Tax-Aware Short Duration ETF	262,936	-

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

6.	AFFILIATE TRANSACTIONS

Investments in issuers considered to be affiliates of the fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BondBloxx USD High Yield Bond Sector Rotation ETF

Affiliated Investment Company	Value as of October 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of April 30, 2024	Dividends
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$4,568,276	$1,269,766	$25,115	$200,423	$(945,558)	$5,118,022	$164,549
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	3,449,049	801,454	43,819	94,260	(1,257,848)	3,130,734	102,668
BondBloxx USD High Yield Bond Energy Sector ETF	3,857,082	981,961	13,124	132,774	(1,043,576)	3,941,365	124,961
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	2,280,404	2,384,065	(737)	111,258	(58,938)	4,716,052	134,400
BondBloxx USD High Yield Bond Healthcare Sector ETF	1,705,318	2,160,531	(909)	133,990	(55,404)	3,943,526	104,088
BondBloxx USD High Yield Bond Industrial Sector ETF	7,371,542	2,500,439	6,302	348,463	(421,742)	9,805,004	307,355
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	5,238,481	3,503,896	(1,703)	(84,396)	(64,303)	8,591,975	305,059
	28,470,152	13,602,112	85,011	936,772	(3,847,369)	39,246,678	1,243,080

7.	FEDERAL INCOME TAXES

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Management of the Funds has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended April 30, 2024, the Funds did not incur any interest or penalties.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BondBloxx USD High Yield Bond Industrial Sector ETF	$61,247,890	$889,852	$(557,586)	$332,266
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	35,250,420	451,267	(1,240,030)	(788,763)
BondBloxx USD High Yield Bond Healthcare Sector ETF	30,484,587	245,241	(226,530)	18,711
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	43,615,091	898,216	(196,902)	701,314
BondBloxx USD High Yield Bond Energy Sector ETF	67,403,987	297,825	(161,790)	136,035
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	45,567,772	462,277	(295,218)	167,059
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	11,044,426	133,609	(158,165)	(24,556)
BondBloxx USD High Yield Bond Sector Rotation ETF	39,152,169	429,875	(286,733)	143,142
BondBloxx BB Rated USD High Yield Corporate Bond ETF	57,015,718	604,012	(621,209)	(17,197)
BondBloxx B Rated USD High Yield Corporate Bond ETF	13,605,478	270,509	(209,537)	60,972
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	54,949,006	1,050,196	(1,568,633)	(518,437)
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	2,503,394	30	(32,794)	(32,764)
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	4,983,222	114	(134,685)	(134,571)
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	4,879,920	228	(213,524)	(213,296)
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	202,437,952	8,760,109	(3,813,250)	4,946,859
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	1,167,484,978	-	(1,424,099)	(1,424,099)
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	410,751,967	-	(1,357,837)	(1,357,837)
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	101,784,176	-	(1,264,757)	(1,264,757)
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	52,429,787	-	(806,513)	(806,513)
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	81,957,437	-	(1,723,008)	(1,723,008)

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	$138,482,762	$15,592	$(3,038,695)	$(3,023,103)
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	132,076,934	-	(5,546,800)	(5,546,800)
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	25,858,717	-	(1,880,310)	(1,880,310)
BondBloxx IR+M Tax-Aware Short Duration ETF	54,947,321	8,119	(237,884)	(229,765)

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

At October 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
BondBloxx USD High Yield Bond Industrial Sector ETF	$49,425	$35,609	$85,034
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	36,227	57,912	94,139
BondBloxx USD High Yield Bond Healthcare Sector ETF	522,425	61,705	584,130
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	132,354	104,745	237,099
BondBloxx USD High Yield Bond Energy Sector ETF	52,323	125,636	177,959
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	68,328	42,186	110,514
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	42,066	29,636	71,702
BondBloxx USD High Yield Bond Sector Rotation ETF^	31,529,721	27,746,039	59,275,760
BondBloxx BB Rated USD High Yield Corporate Bond ETF	613,275	121,907	735,182
BondBloxx B Rated USD High Yield Corporate Bond ETF	164,172	79,532	243,704
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	279,511	33,774	313,285
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	832,231	201,392	1,033,623
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	760,654	-	760,654
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	1,566,030	-	1,566,030
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	562,011	192,245	754,256
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	368,140	27,226	395,366
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	637,966	129,459	767,425
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	462,168	109,252	571,420
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	981,095	430,218	1,411,313
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	2,360,953	7,334	2,368,287

^	Fiscal year end changed from June 30, 2023 to October 31, 2023.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

8.	RELATED PARTIES

At April 30, 2024, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

9.	INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

10.	INVESTMENT RISKS

A discussion of some of the principal risks associated with an investment in a Fund is contained in each Fund’s Prospectus. An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of bonds in general, and other factors that affect the market.

High Yield Bonds Risk. Bonds that are rated below investment-grade (sometimes referred to as “junk bonds,” which may include those bonds rated below “BBB-” by S&P Global Ratings and Fitch, or below “Baa3” by Moody’s), or similar bonds that are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated bonds of similar maturity and may be more likely to default.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Emerging Markets Risks. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. There could be additional impacts on the value of the Fund as a result of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.

Municipal Bond Risk. Municipal securities risks include the possibility that the issuer may be unable to pay interest or repay principal on a timely basis or at all, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. In addition, state or local political or economic conditions and developments can adversely affect the securities issued by state and local governments. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in U.S. federal, state or local tax laws.

Municipal Bond Market Liquidity Risk. From time to time, inventories of municipal securities held by brokers and dealers may decrease, lessening their ability to make a market in these securities. Any reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Tax Risk. From time to time, the U.S. Government and the U.S. Congress consider changes in U.S. federal tax law that could limit or eliminate the U.S. federal income tax exemption for municipal bond income, which would in effect reduce the after-tax returns received by shareholders from the Fund by increasing taxes on distributions from the Fund. In such event, the Fund’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Tax Aware Risk. Tax aware risk is the possibility that the use of investment practices that seek to maximize after tax return may not minimize tax consequences. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

Alternative Minimum Tax Risk. Although the interest received from municipal securities is generally exempt from federal income tax, the Fund may invest in municipal securities subject to the federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the corporate alternative minimum tax for certain corporations. Accordingly, investment in the Fund could cause shareholders to be subject to the federal alternative minimum tax.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The recent historically low interest rate environment heightens the risks associated with rising interest rates that may result from central bank or government intervention or other inflationary pressures.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class. The Funds may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

Affiliated ETF Risk. The Adviser receives advisory fees from the Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds. The Adviser may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. In addition, the fees payable to the Adviser by certain of the Underlying Funds may be higher than the fee payable by the Fund. However, the Adviser has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Investment in the Underlying Funds Risk. The Fund invests a substantial portion of its assets in the Underlying Funds. Accordingly, the Fund’s investment performance will be directly related to the performance of the Underlying Funds, and the Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent the Fund is exposed more heavily to one or more particular Sectors, its performance will be especially sensitive to risks associated with those Sectors.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

A strategy used by the Underlying Funds may fail to produce the intended results. If the Fund has allocated a higher portion of its net assets to a particular Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund and may be more susceptible to losses because of these developments. The Fund’s ability to achieve its investment objective will depend on the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund can be achieved. With respect to the Underlying Funds, which are all designed to track an index, the price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Fund’s NAV will change with changes in the value of the Underlying Funds and other investments based on their market valuations. The Fund’s market price may deviate from value of the Fund’s underlying holdings, particularly in times of market stress, and as a result, investors may pay more or receive less than the underlying value of the Fund’s shares bought or sold. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Funds.

ETF and Other Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs, including the affiliated Underlying Funds. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage-related or asset-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. Uniform Mortgage-Backed Securities, which generally align the characteristics of Fannie Mae and Freddie Mac certificates, are a recent innovation and the effect they may have on the market for mortgage-related securities is uncertain.

Collateralized Loan Obligations (“CLO”) Risk. The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in the rated debt tranches of CLOs; however, any such ratings do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Sub-Adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2024 (Unaudited)

Commercial Mortgage-Backed Securities Risk (“CMBS”). CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS issued by non-agency issuers may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.

Non-Diversification Risk. The Funds are classified as “non-diversified” funds under the 1940 Act. Accordingly, a Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that a Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

LIBOR Transition Risk. The risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, and the remainder of LIBOR publications are expected to end at the end of 2021. Certain instruments held by the Funds may rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which the Funds invest can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and may result in a reduction in value of certain instruments held by the Funds.

Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (e.g., cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, sanctions, tariffs or cyberattacks on Russian entities or individuals could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

11.	NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

12.	SUBSEQUENT EVENTS

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

BONDBLOXX ETF TRUST

Liquidity Risk Management Program (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) excludes ETFs that qualify as “in-kind ETFs” from certain requirements. With the exception of In-Kind ETFs, the Investment Adviser, as the Trust’s Program Administrator, must classify each Fund’s portfolio investments (including derivative positions) into one of the four liquidity categories based on the number of days in which the Fund reasonably expects the investment would be convertible to cash (or sold or disposed of, but not necessarily settled) in current market conditions without significantly changing the market value of the investment, taking into account relevant market, trading and investment-specific considerations. Funds that meet the investment definition of an “in-kind ETF” are also not required to classify portfolio investments into the four liquidity categories or report classifications on Form N-PORT. All funds except TAXX have been operating on an in-kind basis, therefore are not classified and reported per the LRMP mentioned and detailed above.

The BondBloxx IR+M Tax-Aware Short Duration ETF (TAXX) is operating under a cash create and redeem process and therefore is subject to the BondBloxx ETF Trust Liquidity Risk Management Program (“LRMP”). Under the LRMP, the Trust’s Officers are responsible to provide oversight and monitoring of the Trust’s liquidity determinations and related matters. These responsibilities include: (i) regular communication with the Investment Adviser with respect to the implementation of its LRMP; (ii) Assisting the Investment Adviser with the reporting to the Board with respect to any Highly Liquid Investment Minimum (“HLIM”) Shortfall; (iii) Assisting the Investment Adviser with the reporting to the Board with respect to any Investments in Illiquid Investments in excess of 15% Limitation; (iv) Providing an annual report to the Board on the adequacy of the LRMP and the effectiveness of its implementation, including any material changes to the LRMP; and (v) Maintaining records as required under the Liquidity Rule. The key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions.

b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions

c) Holdings of cash and cash equivalents, as well as any borrowing arrangements.

d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants.

e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio.

At a meeting held on May 23, 2024, the Investment Adviser delivered a quarterly liquidity report to the Board with respect to TAXX. The report noted that:

The Fund’s Highly Liquid Investment Minimum status continues to remain appropriate;

The Fund has not exceeded the 15% of total net assets Illiquid Investment minimum;

The Board should expect to receive the Trust and Adviser Annual Liquidity Risk Management Reports at an upcoming Board meeting; and

The Trust has maintained the records required (copies of Liquidity Risk Management Programs of the Trust and Advisers, material provided to the Board, Board determinations etc.) under the Liquidity Rule.

The report provided to the Board also noted that the LRMP is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

BONDBLOXX ETF TRUST

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. BondBloxx ETF Trust files their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC’s website at www.sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at https://bondbloxxetf.com/.

Proxy Voting Policy. Information with respect to how proxies relating to the Funds’ portfolio securities were voted during the 12-month period ended June 30 will be available: (i) without charge, upon request, by calling (800) 896-5089 or through the Funds’ website at https://bondbloxxetf.com/; and (ii) on the SEC’s website at www.sec.gov.

Proxy Voting Record. BIM, as an adviser to a 1940 Act Funds, is required to comply with Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), that requires investment companies to file annual report Form N-PX. The adviser must provide the Fund Administrator with the voting records in order to comply with this filing. On an annual basis, following the end of the 12-month period ending June 30, the Adviser will furnish to the Trust’s administrator a full record detailing all how the Adviser voted all Trust proxies for the prior 12-month period.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in BondBloxx ETF Trust and such Funds’ net asset value can be found on our website, https://bondbloxxetf.com/.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

BONDBLOXX ETF TRUST

Board Approval and Renewal of Investment Advisory Agreements (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”) of BondBloxx ETF Trust (the “Trust,” and each series thereof, a “Fund”), is required to consider and approve the Investment Advisory Agreements between the Trust and BondBloxx Investment Management Corporation (the “Adviser”) (the “Advisory Agreements”) and any sub-advisory agreements with respect to the applicable Funds. In considering these agreements, the Board, including all of the Independent Trustees, assess the Adviser’s and a sub-adviser’s, as applicable, proposed services to the Funds, including investment management; oversight of the Funds’ service providers, as applicable; risk management and oversight; legal and compliance services; and ability to comply with applicable legal and regulatory requirements.

At a meeting held on November 13-14, 2023 (the “November Meeting”), the Trust’s Board, including a majority of the Independent Trustees, voted to approve the entering into of the Advisory Agreement with respect to the BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, the BondBloxx BBB Rated 5-10 Year Corporate Bond ETF, and the BondBloxx BBB Rated 10+ Year Corporate Bond ETF (each, a “BBB Fund” and together, the “BBB Funds”) (the “BBB Funds Advisory Agreement”), as well as the BondBloxx Global Inflation-Linked Bond ETF (the “Inflation-Linked Fund”) (the “Inflation-Linked Fund Advisory Agreement”). In determining whether to approve the entering into of the BBB Funds Advisory Agreement and the Inflation-Linked Fund Advisory Agreement, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the BBB Funds Advisory Agreement and the Inflation-Linked Advisory Agreement was in the best interests of the BBB Funds, the Inflation-Linked Fund and their respective shareholders. Prior to voting, the Independent Trustees reviewed the proposed entering into of the BBB Funds Advisory Agreement and the Inflation-Linked Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the BBB Funds Advisory Agreement and the Inflation-Linked Advisory Agreement.

Also at the November Meeting, the Trust’s Board, including a majority of the Independent Trustees, voted to approve the renewal of the Advisory Agreements for the BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, the BondBloxx Bloomberg One Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (each, a “Treasury Fund” and collectively, the “Treasury Funds), the BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, the BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, the BondBloxx USD High Yield Bond Energy Sector ETF, the BondBloxx USD High Yield Bond Financial & REIT Sector ETF, the BondBloxx USD High Yield Bond Healthcare Sector ETF, the BondBloxx USD High Yield Bond Industrial Sector ETF, the BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (each, a “Sector Fund” and collectively the “Sector Funds”), the BondBloxx BB Rated USD High Yield Corporate Bond ETF, the BondBloxx B Rated USD High Yield Corporate Bond ETF, the BondBloxx CCC Rated USD High Yield Corporate Bond ETF (each, a “High Yield Fund” and collectively, the “High Yield Funds”) and the BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (the “Emerging Markets Fund”) (collectively, the “Existing Advisory Agreements”). In determining whether to approve the renewal of the Existing Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the renewal of the Existing Advisory Agreements was in the best interests of the Treasury Funds, Sector Funds, High Yield Funds, and the Emerging Markets Fund and their respective shareholders. Prior to voting, the Independent Trustees reviewed the proposed renewal of the Existing Advisory Agreements with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed renewal of the Existing Advisory Agreements.

At a meeting held on February 28, 2024 (the “February Meeting”), the Trust’s Board, including a majority of the Independent Trustees, voted to approve the entering into of the Advisory Agreement with respect to the BondBloxx IR+M Tax-Aware Short Duration ETF (the “Tax-Aware Short Duration Fund”) (the “Tax-Aware Fund Advisory Agreement”). In determining whether to approve the entering into of the Tax-Aware Fund Advisory Agreement, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the Tax-Aware

BONDBLOXX ETF TRUST

Board Approval and Renewal of Investment Advisory Agreements (Unaudited) (Continued)

Fund Advisory Agreement was in the best interests of the Tax-Aware Short Duration Fund and its shareholders. Prior to voting, the Independent Trustees reviewed the proposed entering into of the Tax-Aware Fund Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the Tax-Aware Fund Advisory Agreement.

In approving the BBB Funds Advisory Agreement, the Inflation-Linked Fund Advisory Agreement and the Tax-Aware Fund Advisory Agreement of the respective Funds (collectively, the “New Advisory Agreements”), the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to the Funds by the Adviser; (2) the Adviser’s proposed compensation under the New Advisory Agreements; (3) the estimated expenses of the Funds; (4) the estimated costs of services to be provided to the Funds and the anticipated profits to be realized by the Adviser from its management of the Funds; (5) the potential for economies of scale and the sharing of any economies of scale with the Funds’ shareholders; (6) the fees paid by and services provided to comparable exchange-traded funds (“ETFs”); and (7) other potential benefits to the Adviser from its relationships with the Funds. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the New Advisory Agreements are discussed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services to be provided by the Adviser under the New Advisory Agreements, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of the Adviser’s personnel. The Board also took into account the systems and resources that the Adviser intended to devote to investment management, and legal and compliance services. In respect of the Tax-Aware Short Duration Fund, the Board noted that the Fund’s sub-adviser will be responsible for managing the day-to-day investment operations and the Adviser will be responsible for administering the Fund. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser under the New Advisory Agreements.

Performance. The Board took into account that the Adviser does not currently manage any other accounts or funds with similar investment objectives and policies and does not operate any affiliated advisory entities. The Board took into consideration the professional experience and investment capabilities of the individual who is expected to serve as portfolio manager to each Fund. In addition, the Board considered the Adviser’s investment philosophy and portfolio construction process and the systems and tools the Adviser is expected to use in managing each Fund in accordance with such Fund’s respective investment objectives and investment strategies. Based on the foregoing, the Board concluded that the Adviser is qualified to manage each Fund’s assets in accordance with each Fund’s investment objectives and investment strategies.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation that each Fund is required to pay to the Adviser under the New Advisory Agreements and the estimated expense ratios of each Fund. The Board took into account that under the New Advisory Agreements, the Adviser is responsible for paying substantially all of each Fund’s operating expenses with some exceptions and that this expense structure effectively limits each Fund’s expenses to the level of its respective advisory fee. In addition, the Board took into account the expense ratios of comparable ETFs relative to the estimated expense ratios of each respective Fund. Based on the foregoing, the Board concluded that each Fund’s advisory fee is reasonable in view of the services to be received by each Fund from the Adviser and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by the Adviser in connection with its provision of services to each Fund pursuant to the New Advisory Agreements. In particular, the Board took into account the Adviser’s expectations that during each Fund’s’ initial period of operations that each Fund is likely to operate below its breakeven levels and its profitability to the Adviser would likely be below levels anticipated by the Adviser in later years. The Board noted potential benefits to the Adviser that could accrue as a result of managing each Fund, including potential reputational benefits. Based upon the foregoing, the Board concluded that the Adviser’s anticipated profitability from its relationship with each Fund was reasonable.

BONDBLOXX ETF TRUST

Board Approval and Renewal of Investment Advisory Agreements (Unaudited) (Continued)

Potential Economies of Scale. The Board considered the initial levels of investor seed capital, as applicable, and the Adviser’s expectations concerning each Fund’s asset growth in the first year of operations and beyond. The Board noted the competitive environment in which each Fund will operate. The Board considered the effect of potential future asset growth on each Fund’s performance and expenses. The Board noted that if each Fund’s assets increase over time, then each Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation to be paid by each Fund to the Adviser is appropriate.

In approving the renewal of the Existing Advisory Agreements the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services provided to the Funds by the Adviser; (2) the Adviser’s compensation under the Existing Advisory Agreements; (3) the expenses of the Funds; (4) the costs of services that are provided to the Funds and the profits realized by the Adviser from its management of the Funds; (5) economies of scale and the sharing of any economies of scale with the Funds’ shareholders; (6) the fees paid by and services provided to comparable high yield bond ETFs; and (7) other benefits to the Adviser from its relationships with the Funds. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the renewal of the Existing Advisory Agreements are discussed below.

Nature, Extent and Quality of Services Provided. In considering the nature, extent and quality of the services provided by the Adviser under the Existing Advisory Agreements, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of the Adviser’s personnel. The Board also took into account the systems and resources that the Adviser has devoted to investment management, and legal and compliance services. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser under the Existing Advisory Agreements.

Performance. The Board took into account that the Adviser does not currently manage any other accounts or funds with similar investment objectives and policies and does not operate any affiliated advisory entities and the challenges involved in developing a comparable peer group for the Funds in light of the unique characteristics of the Funds. The Board took into consideration the professional experience and investment capabilities of the individuals who serve as portfolio managers to each Fund. In addition, the Board considered the Adviser’s investment philosophy and portfolio construction process and the systems and tools the Adviser uses in managing each Fund in accordance with such Fund’s respective investment objectives and investment strategies. The Board noted the limited history of operations of the Funds and noted that it was important to provide each Fund’s portfolio management team sufficient time to establish a more significant performance history. Based on the foregoing, the Board concluded that the Adviser is qualified to manage each Fund’s assets in accordance with each Fund’s investment objectives and investment strategies.

Compensation and Expenses. The Board considered the compensation that each Fund is required to pay to the Adviser under the Existing Advisory Agreements and the expense ratios of each Fund. The Board took into account that under the Existing Advisory Agreements, the Adviser is responsible for paying substantially all of each Fund’s operating expenses with some exceptions and that this expense structure effectively limits each Fund’s expenses to the level of its respective advisory fee. In addition, the Board took into account the expense ratios of comparable high yield bond ETFs relative to the expense ratios of each Fund. Based on the foregoing, the Board concluded that each Fund’s advisory fee is reasonable in view of the services received by each Fund from the Adviser and the other factors considered.

Costs of Services, Profitability and Fall-out Benefits. The Board considered the cost of services provided and the profits realized by the Adviser in connection with its provision of services to each Fund pursuant to the Existing Advisory Agreements. In particular, the Board took into account each Fund’s limited history of operations and the Adviser’s expectations that during each Fund’s’ initial period of operations, each Fund is likely to operate below their breakeven levels and the Fund’s current profitability to the Adviser would likely be below levels anticipated by the Adviser in later years. The Board noted benefits to the Adviser that have accrued as a result of managing each Fund, including reputational benefits. Based upon the foregoing, the Board concluded that the Adviser’s profitability from its relationship with each Fund was reasonable.

BONDBLOXX ETF TRUST

Board Approval and Renewal of Investment Advisory Agreements (Unaudited) (Continued)

Economies of Scale. The Board noted the competitive environment in which each Fund operates. Given the Funds’ limited history of operations, the Board considered the effect of potential future asset growth on each Fund’s performance and expenses. The Board noted that if each Fund’s assets continue to increase over time, then each Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the compensation currently being paid by each Fund to the Adviser is appropriate.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the entering into of the New Advisory Agreements and the renewal of the Existing Advisory Agreements, including the compensation payable to the Adviser under the New Advisory Agreements and the Existing Advisory Agreements, is in the best interests of each Fund and their respective shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the entering into of the New Advisory Agreements for an initial two-year period and the renewal of the Existing Advisory Agreements for an additional one-year period.

Also at the February Meeting the Board, including a majority of the Independent Trustees, voted to approve the entering into of the Investment Sub-Advisory Agreement between the Adviser and Income Research + Management (“IR+M”) with respect to the Tax-Aware Short Duration Fund for an initial two-year period (the “Sub-Advisory Agreement”). In determining whether to approve the entering into of the Sub-Advisory Agreement, the Adviser and IR+M furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the Sub-Advisory Agreement was in the best interests of the Tax-Aware Short Duration Fund and its shareholders. Prior to voting, the Independent Trustees reviewed the proposed entering into of the Sub-Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the Sub- Advisory Agreement.

In approving the Sub-Advisory Agreement, the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to the Tax-Aware Short Duration Fund by IR+M; (2) the Adviser’s and IR+M’s proposed compensation under the Sub-Advisory Agreement; (3) the estimated expenses of the Tax-Aware Short Duration Fund by IR+M; (4) the estimated costs of services to be provided to the Tax-Aware Short Duration Fund by IR+M and the anticipated profits to be realized by IR+M from its management of the Tax-Aware Short Duration Fund; (5) the potential for economies of scale and the sharing of any economies of scale with the Tax-Aware Short Duration Fund’s shareholders; (6) the fees paid by and services provided to comparable ETFs; and (7) other potential benefits to the Adviser and IR+M from its relationships with the Tax-Aware Short Duration Fund. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Sub-Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided. In considering the nature, extent and quality of the services to be provided by IR+M under the Sub-Advisory Agreement, the Board reviewed information provided by IR+M relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of IR+M’s personnel. The Board also took into account the systems and resources that IR+M intended to devote to investment management, and legal and compliance services. The Board noted that IR+M will be responsible for managing the day-to-day investment operations and the Adviser will be responsible for administering the Tax-Aware Short Duration Fund. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Tax-Aware Short Duration Fund by IR+M under the Sub-Advisory Agreement.

BONDBLOXX ETF TRUST

Board Approval and Renewal of Investment Advisory Agreements (Unaudited) (Continued)

Performance. The Board took into consideration the professional experience and investment capabilities of the individuals who are expected to serve as portfolio managers to the Tax-Aware Short Duration Fund. In addition, the Board considered IR+M’s investment philosophy and portfolio construction process and the systems and tools IR+M expected to use in managing the Tax-Aware Short Duration Fund in accordance with the Fund’s respective investment objectives and investment strategies. Based on the foregoing, the Board concluded that IR+M is qualified to manage the Tax-Aware Short Duration Fund’s assets in accordance with the Fund’s investment objective and investment strategies.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation payable to IR+M under the Sub-Advisory Agreement and the estimated expense ratio of the Tax-Aware Short Duration Fund. The Board took into account that under the Sub-Advisory Agreement IR+M will bear all expenses in connection with the performance of its services under the Sub-Advisory Agreement, excluding any Fund expenses as set forth in the Prospectus of the Fund. Based on the foregoing, the Board concluded that the Tax-Aware Short Duration Fund’s proposed compensation is reasonable in view of the services to be received by the Tax-Aware Short Duration Fund from IR+M and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by IR+M in connection with its provision of services to the Tax-Aware Short Duration Fund pursuant to the Sub-Advisory Agreement. The Board noted potential benefits to IR+M that could accrue as a result of managing the Tax-Aware Short Duration Fund, including potential reputational benefits. Based upon the foregoing, the Board concluded that IR+M’s anticipated profitability from its relationship with the Tax-Aware Short Duration Fund was reasonable.

Potential Economies of Scale. The Board considered the initial levels of investor seed capital and the Adviser’s and IR+M’s expectations concerning the Tax-Aware Short Duration Fund’s asset growth in the first year of operations and beyond. The Board noted the competitive environment in which the Tax-Aware Short Duration Fund will operate. The Board considered the effect of potential future asset growth on the Tax-Aware Short Duration Fund. The Board noted that if the Tax-Aware Short Duration Fund’s assets increase over time, the Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation payable to IR+M is reasonable.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the entering into of the Sub-Advisory Agreement, including the compensation payable to IR+M under the agreement, is in the best interests of the Tax-Aware Short Duration Fund and its respective shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the entering into of the Sub-Advisory Agreement for an initial two-year period.

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited)

The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by the Adviser and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The address of each Trustee and officer is c/o BondBloxx ETF Trust, 700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939. The Board has designated Joanna Gallegos as its Board Chair. David Lonergan serves as the Lead Independent Trustee. Additional information about the Funds’ Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free (800) 896-5089.

Independent Trustees

Name (Age)	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Allan Eberhart, (62)	Trustee	2021-present	Professor of Finance, Founding Director (now Senior Associate Dean) of Master of Science in Finance program, McDonough School of Business, Georgetown University, since 1989	24	None
David Lonergan (53)	Lead Independent Trustee	2021-present	Retired; Chief Investment Officer Vista Capital Advisors (2017); Managing Director Global Co-Head Securities Lending and Finance BlackRock (1994-2014)	24	Advisory Board Member, Make-A-Wish Greater Bay Area (since 2017)
Stephen Messinger (61)	Trustee, Audit Committee Chair	2021-present	President, Di Costa Partners, 2019-present (registered fund governance advisory); Managing Director, BlackRock, Inc. (2016-2019); Executive Vice President, iShares ETFs (2016-2019)	24	Director, Ricochet Foundation (since 2018)
H. Michael Williams (63)	Trustee,Nominating and Governance Committee Chair	2021-present	Retired; Educator, Director of Intercollegiate Athletics, University of California (2014-2018)	24	Member, Board of Visitors, University of California - Berkeley (since 2022); Director, The Spencer Foundation (since 2019)

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited) (Continued)

Name (Age)	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Joanna Gallegos (48)	Interested Trustee and Board Chair	2021-present	Chief Operating Officer, BondBloxx Investment Management Corporation, since 2021; Head of Global ETF Strategy (2019-2021), Head of US ETFs (2017-2019) and Head of ETF Product Development (2013-2017), J.P. Morgan Asset Management; Managing Director/Director, BlackRock, Inc. (1999-2013)	24	None

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Joanna Gallegos (48)	Chief Executive Officer, President and Secretary	Chief Operating Officer, BondBloxx Investment Management Corporation since 2021; Head of Global ETF Strategy (2019-2021), Head of US ETFs (2017-2019) and Head of ETF Product Development (2013-2017), J.P. Morgan Asset Management; Managing Director/Director, BlackRock, Inc. (1999-2013)
Tony Kelly (52)	Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer	Head of ETF Product and Capital Markets, BondBloxx Investment Management Corporation, since 2021; Managing Director and Head of ETF Product, Goldman Sachs Asset Management (2015-2021); Managing Director/Director, BlackRock, Inc. (2000-2015)
Kevin Hourihan(45)	Chief Compliance Officer, AML Compliance Officer	Senior Principal Consultant - Fund Chief Compliance Officer, ACA Global, LLC, since 2022; Chief Compliance Officer, ETF Managers Trust, since 2022; Chief Compliance Officer, Bitwise Funds Trust, since 2022; Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp. (2017-2022); Chief Compliance Officer, Ashmore Equities Investment Management (US) LLC) (2015-2017)

The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds’ investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Funds and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited) (Continued)

Allan C. Eberhart. Allan C. Eberhart has been a Trustee of the Trust and Chair of the Nominating and Governance Committee since 2021. Mr. Eberhart has over 30 years of experience in financial education and consulting. He is a Professor of Finance and Founding Director, now Senior Associate Dean, of the Master of Science in Finance program at Georgetown University’s McDonough School of Business. He began teaching Finance at Georgetown University in 1989. He has published research on financial markets in leading journals such as the Journal of Finance, Review of Financial Studies, and the Journal of Accounting Research. He was previously a visiting professor at New York University’s Stern School of Business, and has consulted for firms such as Ashmore Group, Barclays, Goldman, Sachs, Standard and Poor’s, and T. Rowe Price. Mr. Eberhart has a Bachelor of Arts degree from Thomas More College, a Master of Arts degree from the University of Cincinnati, a PhD in Finance from the University of South Carolina, and an EdD in Higher Education Management from the University of Pennsylvania.

David A. Lonergan. David A. Lonergan has been a Trustee and Lead Independent Trustee of the Trust since 2021. Mr. Lonergan most recently served as Chief Investment Officer for Vista Capital Advisors in 2017, where he devised strategies and oversight for a corporate bond and credit derivatives portfolio. Mr. Lonergan retired as a Managing Director with BlackRock Inc. in 2014 after serving the firm and Barclays Global Investors (acquired by BlackRock in 2009) since 1994. When he retired he was serving as Global Co-Head of Securities Lending and Finance. Prior to that, he held several positions with the firm, including as Global Head of Securities Lending Strategy, Head of U.S. Cash Management, U.S. Liquidity Manager, and Cash Trader. In his role as Head of U.S. Cash Management, he oversaw the management of over $175B in short duration fixed income investments, including asset backed securities, over the counter and exchange traded derivatives, corporate bonds and various liquidity products. Mr. Lonergan currently serves as an Advisory Board Member with Make-A-Wish Greater Bay Area, after having served two terms as a Board Member, including terms as Board Chair, and Treasurer/Finance Committee Chair. Mr. Lonergan has a B.A. degree in Business Administration from California State University Sacramento, and an M.B.A. degree from the University of California at Davis.

Stephen A. Messinger. Stephen A. Messinger has been a Trustee of the Trust and Chair of the Audit Committee since 2021. Mr. Messinger has worked in the asset management industry for over 20 years and with ETF products specifically for more than 14 years. He has recently launched a start up business, Di Costa Partners, focused on advising managers and boards on the governance of registered funds. Prior to Di Costa, Mr. Messinger worked at the world’s largest global ETF sponsor — iShares, which is owned by BlackRock. He has held different roles in the ETF business culminating as the Executive Vice President of the registered iShares ETF complex, serving as the senior liaison with the US iShares ETFs board of trustees. In that role, he worked closely with the different teams that support the board and coordinated BlackRock’s varied interactions with the board. Prior to his most recent stint at BlackRock, Steve was a Managing Director at Beacon Consulting, where he focused on helping asset managers grow and develop ETF businesses. Mr. Messinger has a B.A. degree from Brown University, an M.I.A. from Columbia University, and an M.B.A. from The Wharton School at the University of Pennsylvania.

H. Michael Williams. H. Michael Williams has been a Trustee of the Trust since 2021. Mr. Williams is a Director of the Spencer Foundation, which makes grants to support research for areas of education. Mr. Williams is also a Member of University of California, Berkeley’s Board of Visitors. Mr. Williams previously was a Trustee, President and CEO of the Barclays Global Investors family of mutual funds. He was a Trustee of the U.C. Berkeley Foundation from 2007-2018 and was its Vice Chairman (2014-2015). He serves on numerous non-profit boards and is Co-Chair of the Executive Board of the College of Letters and Science at U.C. Berkeley. Mr. Williams was most recently the Director of Intercollegiate Athletics at the University of California, Berkeley. Previously, Mr. Williams was Vice Chairman of Capital Markets at Barclays Global Investors and a Vice President of Bank of America. Mr. Williams has an A.B. degree in Economics from the University of California, Berkeley and an M.B.A. degree in Finance from the UCLA Anderson School of Management.

Joanna Gallegos (Interested Trustee). Joanna Gallegos has served as the Chair of the Board of Trustees of the Trust since 2021. In addition, she has served as the President of the Trust since 2021. Ms. Gallegos is the Chief Operating Officer of BondBloxx Investment Management Corporation. In her role, she is responsible for overseeing the day-to-day operations of BIM and the Trust, including overseeing the Trust’s service providers. Ms. Gallegos is a global leader in ETF design, distribution and growth and has an extensive track record in launching new businesses, entering highly competitive markets, and building high performing teams across all phases of the ETF business, including distribution strategy, capital markets effectiveness, the strategic product lifecycle, and building financial enterprise systems. Ms. Gallegos has served in a variety of roles as an

BONDBLOXX ETF TRUST

Board of Trustees and Executive Officers (Unaudited) (Continued)

inaugural member of the management team of the ETF business at J.P. Morgan Asset Management from 2013-2021, including Head of its U.S. ETF business and Head of Global ETF Strategy, where she led the firm’s efforts to design, develop, launch and manage a complete range of ETF products and helped JPM become a Top 10 Provider of ETFs, with over $65 billion in AUM. Prior to J.P. Morgan, she served in a variety of roles at BlackRock’s iShares division, including Senior Product Manager and Managing Director of the firm’s strategic initiatives group, from 1999 to 2013, where she was instrumental in planning, building and launching many of the industry’s largest and most liquid equity, fixed income and alternative ETFs. Ms. Gallegos holds a Bachelor of Science from Sonoma State University in Business Administration & Finance. She is named as inventor on a patent for Multi-Basket Structure for Exchange Traded Fund (ETF), developed during her time at BlackRock, and a System and Method for Dynamic Implementation of Exchange Traded Fund, developed during her time at J.P. Morgan. She holds the FINRA Series 7, 63 and 24 licenses and is a member of Women in ETFs.

BONDBLOXX ETF TRUST

General Information (Unaudited)

Investment Adviser

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

Administrator, Fund Accountant, Transfer and Dividend Agent and Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Chief Compliance Officer

ACA Group

480 East Swedesford Road, Suite 220

Wayne, PA 19087

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Ropes & Gray LLP

3 Embarcadero Center

San Francisco, CA 94111

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BondBloxx ETF Trust

By:	/s/ Joanna Gallegos
Joanna Gallegos
President - Principal Executive Officer

Date:	June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna Gallegos
Joanna Gallegos
President - Principal Executive Officer

Date:	June 28, 2024

BondBloxx ETF Trust

By:	/s/ Tony Kelly
Tony Kelly
Treasurer - Principal Financial Officer

Date:	June 28, 2024